UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)[1]
Consumer Discretionary (5.9%)
Home Depot Inc.	201,500	18,486
McDonald's Corp.	94,396	8,950
WPP plc	315,622	6,323
Thomson Reuters Corp.	134,400	4,893
Carnival Corp.	57,000	2,290
Las Vegas Sands Corp.	36,100	2,246
Omnicom Group Inc.	32,500	2,238
Best Buy Co. Inc.	58,200	1,955
H&R Block Inc.	59,400	1,842
Cablevision Systems Corp. Class A	101,820	1,783
Mattel Inc.	40,700	1,247
Kohl's Corp.	18,000	1,099
Garmin Ltd.	19,100	993
Ford Motor Co.	50,600	748
Cato Corp. Class A	18,800	648
Autoliv Inc.	3,900	358
		56,099
Consumer Staples (11.8%)
Procter & Gamble Co.	168,800	14,135
Wal-Mart Stores Inc.	179,285	13,710
Philip Morris International Inc.	156,673	13,067
Kraft Foods Group Inc.	215,165	12,135
Unilever NV	218,900	8,686
Altria Group Inc.	187,980	8,636
PepsiCo Inc.	91,200	8,490
Diageo plc ADR	46,300	5,343
Anheuser-Busch InBev NV ADR	47,400	5,254
Coca-Cola Co.	119,524	5,099
Kimberly-Clark Corp.	44,860	4,826
British American Tobacco plc	74,064	4,174
Sysco Corp.	87,800	3,332
Dr Pepper Snapple Group Inc.	36,000	2,315
Molson Coors Brewing Co. Class B	29,400	2,189
Vector Group Ltd.	21,525	477
Reynolds American Inc.	2,600	153
		112,021
Energy (11.0%)
Exxon Mobil Corp.	331,850	31,210
Chevron Corp.	220,900	26,358
ConocoPhillips	151,520	11,594
Occidental Petroleum Corp.	117,150	11,264
Suncor Energy Inc.	293,900	10,624
Enbridge Inc.	125,600	6,014
Royal Dutch Shell plc Class B	116,884	4,621
ONEOK Inc.	32,400	2,124
Targa Resources Corp.	800	109
		103,918

Financials (15.4%)
Wells Fargo & Co.	704,500	36,542
JPMorgan Chase & Co.	453,300	27,307
Marsh & McLennan Cos. Inc.	338,400	17,712
PNC Financial Services Group Inc.	136,200	11,656
BlackRock Inc.	31,400	10,309
ACE Ltd.	76,100	7,981
MetLife Inc.	133,600	7,177
M&T Bank Corp.	49,100	6,053
US Bancorp	123,600	5,170
Travelers Cos. Inc.	32,500	3,053
Navient Corp.	109,400	1,937
PartnerRe Ltd.	17,200	1,890
Axis Capital Holdings Ltd.	39,400	1,865
Lazard Ltd. Class A	36,000	1,825
Validus Holdings Ltd.	44,400	1,738
Mercury General Corp.	32,500	1,586
Flushing Financial Corp.	41,700	762
Janus Capital Group Inc.	27,000	393
Plum Creek Timber Co. Inc.	5,200	203
Home Loan Servicing Solutions Ltd.	3,100	66
		145,225
Health Care (12.8%)
Johnson & Johnson	326,586	34,811
Merck & Co. Inc.	437,374	25,928
Pfizer Inc.	659,399	19,498
Roche Holding AG	39,482	11,659
Eli Lilly & Co.	116,920	7,582
Bristol-Myers Squibb Co.	113,060	5,786
AstraZeneca plc ADR	74,900	5,351
AbbVie Inc.	89,900	5,193
Baxter International Inc.	68,200	4,895
Quest Diagnostics Inc.	6,200	376
		121,079
Industrials (11.5%)
General Electric Co.	764,652	19,590
United Technologies Corp.	135,400	14,298
Eaton Corp. plc	207,500	13,149
3M Co.	82,840	11,737
United Parcel Service Inc. Class B	72,100	7,087
Waste Management Inc.	145,700	6,925
Lockheed Martin Corp.	34,400	6,288
Caterpillar Inc.	50,900	5,041
Illinois Tool Works Inc.	57,700	4,871
Schneider Electric SE	55,203	4,235
Boeing Co.	30,200	3,847
General Dynamics Corp.	26,570	3,377
Northrop Grumman Corp.	13,968	1,840
Pitney Bowes Inc.	68,600	1,714
L-3 Communications Holdings Inc.	14,200	1,689
Copa Holdings SA Class A	14,100	1,513
Raytheon Co.	9,200	935
Norfolk Southern Corp.	1,700	190
Emerson Electric Co.	1,700	106
		108,432

Information Technology (13.6%)
Microsoft Corp.	764,300	35,433
Apple Inc.	214,600	21,621
Intel Corp.	609,900	21,237
Cisco Systems Inc.	533,100	13,418
Analog Devices Inc.	202,200	10,007
Symantec Corp.	230,600	5,421
Texas Instruments Inc.	106,200	5,065
Maxim Integrated Products Inc.	157,300	4,757
Seagate Technology plc	34,000	1,947
Broadridge Financial Solutions Inc.	45,900	1,911
Computer Sciences Corp.	27,900	1,706
Harris Corp.	25,300	1,680
Lexmark International Inc. Class A	38,800	1,649
Cypress Semiconductor Corp.	161,100	1,591
EarthLink Holdings Corp.	139,800	478
Leidos Holdings Inc.	8,800	302
Western Union Co.	8,000	128
		128,351
Materials (3.5%)
Dow Chemical Co.	147,000	7,709
EI du Pont de Nemours & Co.	79,091	5,675
Akzo Nobel NV	78,851	5,395
Nucor Corp.	89,600	4,863
LyondellBasell Industries NV Class A	32,400	3,521
Steel Dynamics Inc.	74,600	1,687
Avery Dennison Corp.	37,000	1,652
Bemis Co. Inc.	40,400	1,536
Innophos Holdings Inc.	16,000	881
Huntsman Corp.	13,300	346
		33,265
Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	7,925

Telecommunication Services (4.5%)
Verizon Communications Inc.	599,317	29,960
AT&T Inc.	238,095	8,390
BCE Inc.	104,600	4,473
Frontier Communications Corp.	27,300	178
		43,001
Utilities (6.1%)
UGI Corp.	266,700	9,092
National Grid plc	622,026	8,942
Northeast Utilities	143,800	6,370
Xcel Energy Inc.	196,100	5,961
NextEra Energy Inc.	53,140	4,989
Exelon Corp.	83,900	2,860
American Electric Power Co. Inc.	51,100	2,668
Edison International	43,400	2,427
Entergy Corp.	30,100	2,328
Consolidated Edison Inc.	39,000	2,210
Atmos Energy Corp.	37,300	1,779
Vectren Corp.	44,300	1,768
AGL Resources Inc.	34,400	1,766
Portland General Electric Co.	50,100	1,609
Avista Corp.	52,100	1,591

Southern Co.			21,700	947
Duke Energy Corp.			4,500	336
				57,643
Total Common Stocks (Cost $725,097)				916,959

	Coupon
Temporary Cash Investments (3.3%)[1]
Money Market Fund (2.3%)
3 Vanguard Market Liquidity Fund	0.109%		21,826,150	21,826

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.8%)
BNP Paribas Securities Corp.
(Dated 9/30/14, Repurchase Value
$8,000,000, collateralized by Government
National Mortgage Assn. 3.500-6.000%,
2/15/21-3/20/44 and Federal Home Loan
Mortgage Corp. 3.000%-6.500%, 4/1/18-
2/1/44 and Federal National Mortgage
Assn. 3.500%-5.500%, 2/1/18-8/1/42, with a
value of $8,160,000)	0.001%	10/1/14	8,000	8,000

U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.075%	10/15/14	800	800
[5,6] Federal Home Loan Bank Discount Notes	0.080%	10/8/14	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.073%	11/26/14	1,000	1,000
				1,900
Total Temporary Cash Investments (Cost $31,726)				31,726
Total Investments (100.2%) (Cost $756,823)				948,685
Other Assets and Liabilities-Net (-0.2%)				(2,174)
Net Assets (100%)				946,511
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.4% and 0.8%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Vanguard Equity Income Portfolio

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	871,610	45,349	—
Temporary Cash Investments	21,826	9,900	—
Futures Contracts—Liabilities[1]	(48)	—	—
Total	893,388	55,249	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Equity Income Portfolio

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	38	18,672	(102)
E-mini S&P 500 Index	December 2014	51	5,012	(43)
				(145)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2014, the cost of investment securities for tax purposes was $756,823,000. Net unrealized appreciation of investment securities for tax purposes was $191,862,000, consisting of unrealized gains of $201,967,000 on securities that had risen in value since their purchase and $10,105,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)[1]
Consumer Discretionary (21.0%)
* Priceline Group Inc.	9,335	10,815
Home Depot Inc.	99,040	9,086
* Liberty Interactive Corp. Class A	220,907	6,300
L Brands Inc.	88,025	5,896
* Discovery Communications Inc.	112,665	4,201
NIKE Inc. Class B	43,675	3,896
Lowe's Cos. Inc.	53,670	2,840
* O'Reilly Automotive Inc.	17,990	2,705
* Amazon.com Inc.	8,080	2,605
Harley-Davidson Inc.	44,380	2,583
Las Vegas Sands Corp.	39,488	2,456
Lennar Corp. Class A	63,085	2,450
* AutoZone Inc.	4,705	2,398
DR Horton Inc.	112,270	2,304
Starwood Hotels & Resorts Worldwide Inc.	27,610	2,297
Ross Stores Inc.	30,132	2,277
Comcast Corp. Class A	40,960	2,203
* Sally Beauty Holdings Inc.	80,300	2,198
Wynn Resorts Ltd.	11,535	2,158
Dunkin' Brands Group Inc.	45,265	2,029
* Netflix Inc.	4,410	1,990
BorgWarner Inc.	36,270	1,908
Ralph Lauren Corp. Class A	10,987	1,810
* Dollar General Corp.	29,090	1,778
* TripAdvisor Inc.	19,160	1,752
Wyndham Worldwide Corp.	21,145	1,718
Harman International Industries Inc.	13,810	1,354
* Discovery Communications Inc. Class A	34,022	1,286
PVH Corp.	9,900	1,199
		88,492
Consumer Staples (6.9%)
Walgreen Co.	108,325	6,420
Keurig Green Mountain Inc.	46,214	6,014
Mead Johnson Nutrition Co.	35,430	3,409
* Monster Beverage Corp.	25,905	2,375
CVS Health Corp.	29,835	2,375
Mondelez International Inc. Class A	66,375	2,274
Colgate-Palmolive Co.	29,670	1,935
Anheuser-Busch InBev NV ADR	17,075	1,893
Estee Lauder Cos. Inc. Class A	20,570	1,537
Whole Foods Market Inc.	26,710	1,018
		29,250
Energy (5.5%)
EOG Resources Inc.	69,750	6,907
Williams Cos. Inc.	89,050	4,929
Schlumberger Ltd.	32,440	3,299
Kinder Morgan Inc.	75,250	2,885
Pioneer Natural Resources Co.	8,138	1,603

Noble Energy Inc.	22,210	1,518
* Continental Resources Inc.	21,510	1,430
* Cobalt International Energy Inc.	48,785	663
		23,234
Financials (6.3%)
Crown Castle International Corp.	89,000	7,167
Intercontinental Exchange Inc.	21,600	4,213
* Affiliated Managers Group Inc.	13,920	2,789
BlackRock Inc.	7,085	2,326
Citigroup Inc.	42,220	2,188
JPMorgan Chase & Co.	32,820	1,977
American Express Co.	18,965	1,660
American Tower Corporation	15,980	1,496
TD Ameritrade Holding Corp.	44,145	1,473
* Markel Corp.	1,200	764
Waddell & Reed Financial Inc. Class A	8,763	453
		26,506
Health Care (14.0%)
* Celgene Corp.	123,780	11,732
* Gilead Sciences Inc.	88,185	9,387
Allergan Inc.	48,450	8,633
Bristol-Myers Squibb Co.	93,870	4,804
Novo Nordisk A/S ADR	96,750	4,607
Perrigo Co. plc	19,800	2,974
* Biogen Idec Inc.	8,900	2,944
* Actavis plc	10,700	2,582
* IDEXX Laboratories Inc.	19,310	2,275
* Regeneron Pharmaceuticals Inc.	5,690	2,052
Zoetis Inc.	54,090	1,999
* Vertex Pharmaceuticals Inc.	16,190	1,818
Merck & Co. Inc.	26,320	1,560
* IMS Health Holdings Inc.	54,460	1,427
McKesson Corp.	2,095	408
		59,202
Industrials (6.6%)
Equifax Inc.	64,115	4,792
Union Pacific Corp.	39,460	4,278
Precision Castparts Corp.	14,310	3,390
* Stericycle Inc.	20,440	2,382
TransDigm Group Inc.	10,850	2,000
Nielsen NV	44,420	1,969
AMETEK Inc.	36,775	1,846
* IHS Inc. Class A	14,310	1,791
Safran SA ADR	101,670	1,627
Kansas City Southern	13,120	1,590
* Hertz Global Holdings Inc.	47,760	1,213
JB Hunt Transport Services Inc.	10,365	768
		27,646
Information Technology (34.2%)
Apple Inc.	160,210	16,141
MasterCard Inc. Class A	192,720	14,246
Microsoft Corp.	276,540	12,820
* Google Inc. Class C	18,655	10,771
Visa Inc. Class A	47,015	10,032
* Google Inc. Class A	14,405	8,476
* Adobe Systems Inc.	117,125	8,104

*	eBay Inc.			140,300	7,945
	QUALCOMM Inc.			99,375	7,430
	Intuit Inc.			80,885	7,090
*	Facebook Inc. Class A			71,235	5,630
*	Cognizant Technology Solutions Corp. Class A			114,075	5,107
*	Equinix Inc.			24,025	5,105
*	Baidu Inc. ADR			22,180	4,840
*	Red Hat Inc.			45,090	2,532
*	Alliance Data Systems Corp.			9,940	2,468
*	Yelp Inc. Class A			33,775	2,305
	Texas Instruments Inc.			47,880	2,283
*	Gartner Inc.			30,240	2,222
*	salesforce.com inc			37,225	2,141
*	FleetCor Technologies Inc.			14,740	2,095
*	Akamai Technologies Inc.			28,510	1,705
*	Alibaba Group Holding Ltd. ADR			17,700	1,573
*	ServiceNow Inc.			19,210	1,129
					144,190
Materials (1.8%)
	Syngenta AG ADR			31,088	1,970
	Eagle Materials Inc.			18,465	1,880
	Sherwin-Williams Co.			8,530	1,868
	Praxair Inc.			14,150	1,826
					7,544
Other(0.6%)
*,2 Uber Technologies PP				26,246	1,629
3	Vanguard Growth ETF			NA	847
					2,476
Telecommunication Services (0.6%)
*	SBA Communications Corp. Class A			24,660	2,735
Total Common Stocks (Cost $296,323)					411,275
Preferred Stocks (0.1%)
*,2 Cloudera, Inc. Pfd. (Cost $320)				NA	476
		Coupon
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.2%)
4	Vanguard Market Liquidity Fund	0.109%		9,115,000	9,115

				Face
				Amount
				($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC
	(Dated 9/30/14, Repurchase Value
	$900,000, collateralized by Federal Home
	Loan Bank 0.200%, 9/25/15, with a value of
	919,860)	0.001%	10/1/14	900	900

U.S. Government and Agency Obligations (0.5%)
[5,6] Federal Home Loan Bank Discount Notes		0.080%	10/8/14	300	300
[5,6] Federal Home Loan Bank Discount Notes		0.090%	10/15/14	2,000	2,000
					2,300
Total Temporary Cash Investments (Cost $12,315)					12,315

Total Investments (100.5%) (Cost $308,958)	424,066
Other Assets and Liabilities-Net (-0.5%)	(2,204)
Net Assets (100%)	421,862
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Restricted securities totaling $2,105,000, representing 0.5% of net assets.
3 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Growth Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000	($000)
Common Stocks	409,646	—	1,629
Preferred Stocks	—	—	476
Temporary Cash Investments	9,115	3,200	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	418,740	3,200	2,105
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	21	10,319	(73)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2014, the cost of investment securities for tax purposes was $308,958,000. Net unrealized appreciation of investment securities for tax purposes was $115,108,000, consisting of

Vanguard Growth Portfolio

unrealized gains of $118,294,000 on securities that had risen in value since their purchase and $3,186,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of September 30, 2014

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (39.0%)
2	Fannie Mae Discount Notes	0.080%	10/14/14	1,800	1,800
2	Fannie Mae Discount Notes	0.070%–0.072%	10/15/14	16,000	15,999
2	Fannie Mae Discount Notes	0.060%–0.070%	11/12/14	2,429	2,429
3	Federal Home Loan Bank Discount Notes	0.080%–0.095%	10/8/14	2,202	2,202
3	Federal Home Loan Bank Discount Notes	0.080%	10/15/14	348	348
3	Federal Home Loan Bank Discount Notes	0.090%	10/17/14	2,300	2,300
3	Federal Home Loan Bank Discount Notes	0.078%	10/24/14	1,981	1,981
3	Federal Home Loan Bank Discount Notes	0.060%–0.085%	10/29/14	17,998	17,997
3	Federal Home Loan Bank Discount Notes	0.065%–0.070%	10/31/14	20,659	20,658
3	Federal Home Loan Bank Discount Notes	0.060%–0.070%	11/5/14	4,880	4,880
3	Federal Home Loan Bank Discount Notes	0.085%	11/12/14	7,000	6,999
3	Federal Home Loan Bank Discount Notes	0.074%	12/5/14	859	859
[3,4] Federal Home Loan Banks		0.135%	10/1/14	2,000	2,000
[3,4] Federal Home Loan Banks		0.102%	11/3/14	2,000	2,000
[3,4] Federal Home Loan Banks		0.107%	2/27/15	4,000	4,000
[2,4] Federal National Mortgage Assn.		0.122%	2/27/15	25,000	24,997
[2,4] Federal National Mortgage Assn.		0.126%	8/5/15	15,000	14,997
2	Freddie Mac Discount Notes	0.070%–0.075%	10/15/14	11,025	11,025
2	Freddie Mac Discount Notes	0.070%	11/21/14	1,400	1,400
	United States Treasury Bill	0.025%	11/13/14	20,000	19,999
	United States Treasury Bill	0.056%	12/4/14	5,000	4,999
	United States Treasury Bill	0.060%–0.062%	12/11/14	18,000	17,998
	United States Treasury Bill	0.069%	12/18/14	15,000	14,998
	United States Treasury Bill	0.065%	1/2/15	17,000	16,997
	United States Treasury Bill	0.060%	1/29/15	20,000	19,996
	United States Treasury Bill	0.056%	2/12/15	8,000	7,998
	United States Treasury Bill	0.047%–0.048%	2/26/15	15,000	14,997
	United States Treasury Note/Bond	0.500%	10/15/14	28,013	28,018
	United States Treasury Note/Bond	0.250%	10/31/14	11,133	11,135
	United States Treasury Note/Bond	2.375%	10/31/14	14,744	14,772
	United States Treasury Note/Bond	0.375%	11/15/14	18,851	18,858
	United States Treasury Note/Bond	4.250%	11/15/14	19,813	19,914
	United States Treasury Note/Bond	0.250%	11/30/14	4,823	4,825
	United States Treasury Note/Bond	2.125%	11/30/14	36,509	36,632
	United States Treasury Note/Bond	0.250%	12/15/14	1,500	1,501
	United States Treasury Note/Bond	2.625%	12/31/14	18,588	18,705
	United States Treasury Note/Bond	4.000%	2/15/15	54,278	55,071
	United States Treasury Note/Bond	0.250%	2/28/15	2,000	2,001
	United States Treasury Note/Bond	2.375%	2/28/15	10,940	11,044
Total U.S. Government and Agency Obligations (Cost $479,329)					479,329
Commercial Paper (26.4%)
Finance—Auto (2.3%)
	American Honda Finance Corp.	0.110%–0.140%	11/6/14	2,000	2,000
	American Honda Finance Corp.	0.140%	11/7/14	250	250
	American Honda Finance Corp.	0.140%	11/10/14	500	500
	American Honda Finance Corp.	0.140%	11/13/14	500	500
	American Honda Finance Corp.	0.140%	11/14/14	1,000	1,000
	American Honda Finance Corp.	0.130%	12/4/14	4,000	3,999
	American Honda Finance Corp.	0.130%	12/5/14	1,750	1,749
	American Honda Finance Corp.	0.130%	12/9/14	500	500
4	Toyota Motor Credit Corp.	0.196%	10/31/14	2,000	2,000
4	Toyota Motor Credit Corp.	0.196%	11/7/14	1,000	1,000

Vanguard Money Market Portfolio

4	Toyota Motor Credit Corp.	0.194%	11/13/14	1,000	1,000
4	Toyota Motor Credit Corp.	0.204%	12/4/14	4,000	4,000
	Toyota Motor Credit Corp.	0.150%	12/15/14	900	900
4	Toyota Motor Credit Corp.	0.197%	1/5/15	1,000	1,000
	Toyota Motor Credit Corp.	0.220%	2/23/15	4,000	3,996
4	Toyota Motor Credit Corp.	0.214%	3/12/15	2,000	2,000
4	Toyota Motor Credit Corp.	0.205%	4/2/15	1,500	1,500
					27,894
Finance—Other (2.2%)
	General Electric Capital Corp.	0.190%	10/2/14	1,000	1,000
	General Electric Capital Corp.	0.190%	10/6/14	2,000	2,000
	General Electric Capital Corp.	0.190%	11/4/14	2,500	2,499
	General Electric Capital Corp.	0.190%	11/5/14	500	500
	General Electric Capital Corp.	0.190%	11/7/14	2,000	2,000
	General Electric Capital Corp.	0.190%	11/12/14	1,500	1,500
	General Electric Capital Corp.	0.180%	11/21/14	3,000	2,999
	General Electric Capital Corp.	0.190%	12/1/14	2,000	1,999
	General Electric Capital Corp.	0.190%	12/8/14	500	500
	General Electric Capital Corp.	0.210%	2/5/15	500	500
	General Electric Capital Corp.	5.139%	2/6/15	500	500
	General Electric Capital Corp.	0.200%	2/13/15	1,000	999
	General Electric Capital Corp.	5.655%	2/23/15	250	250
	General Electric Capital Corp.	0.200%	2/27/15	1,000	999
	General Electric Capital Corp.	0.200%	3/2/15	250	250
	General Electric Capital Corp.	0.200%	3/3/15	1,000	999
	General Electric Capital Corp.	0.200%	3/9/15	5,000	4,995
	General Electric Capital Corp.	0.200%	3/25/15	1,000	999
5	Old Line Funding LLC	0.150%	10/15/14	2,000	2,000
					27,488
Foreign Banks (13.4%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.163%	10/9/14	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.164%	10/24/14	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.189%	2/13/15	2,500	2,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.224%	2/25/15	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.226%	5/7/15	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.219%	5/14/15	2,500	2,500
[4,5] Commonwealth Bank of Australia		0.187%	10/1/14	4,999	4,999
[4,5] Commonwealth Bank of Australia		0.224%	10/24/14	500	500
[4,5] Commonwealth Bank of Australia		0.173%	11/12/14	2,500	2,500
[4,5] Commonwealth Bank of Australia		0.227%	11/28/14	4,000	4,000
[4,5] Commonwealth Bank of Australia		0.226%	12/5/14	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.183%	12/17/14	1,000	1,000
[4,5] Commonwealth Bank of Australia		0.226%	1/2/15	2,500	2,500
[4,5] Commonwealth Bank of Australia		0.237%	2/6/15	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.224%	2/20/15	1,000	1,000
[4,5] Commonwealth Bank of Australia		0.223%	3/16/15	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.224%	3/19/15	3,000	3,000
[4,5] Commonwealth Bank of Australia		0.233%	5/22/15	1,000	1,000
5	DNB Bank ASA	0.170%	10/8/14	6,000	6,000
5	DNB Bank ASA	0.180%	12/3/14	2,000	1,999
5	DNB Bank ASA	0.180%	12/8/14	5,000	4,998
5	DNB Bank ASA	0.185%	12/17/14	3,000	2,999
5	National Australia Funding Delaware Inc.	0.200%	12/19/14	10,000	9,996
5	National Australia Funding Delaware Inc.	0.200%	1/14/15	5,000	4,997
[4,5] National Australia Funding Delaware Inc.		0.204%	2/23/15	5,000	5,000
5	Nordea Bank AB	0.220%	10/14/14	5,000	5,000
5	Nordea Bank AB	0.225%	10/23/14	5,000	4,999

Vanguard Money Market Portfolio

5	Nordea Bank AB	0.220%	11/14/14	3,000	2,999
5	Nordea Bank AB	0.200%	2/2/15	10,000	9,993
5	Skandinaviska Enskilda Banken AB	0.170%	10/1/14	5,000	5,000
5	Skandinaviska Enskilda Banken AB	0.170%	12/19/14	2,000	1,999
5	Skandinaviska Enskilda Banken AB	0.203%	1/5/15	5,000	4,997
5	Skandinaviska Enskilda Banken AB	0.210%	1/12/15	900	900
5	Svenska HandelsBanken Inc.	0.205%	11/7/14	5,000	4,999
5	Svenska HandelsBanken Inc.	0.200%	12/1/14	1,000	1,000
	Swedbank AB	0.170%	10/6/14	1,000	1,000
	Swedbank AB	0.180%	10/7/14	750	750
	Swedbank AB	0.170%	10/8/14	1,000	1,000
	Swedbank AB	0.170%	10/9/14	1,000	1,000
	Swedbank AB	0.170%	10/10/14	2,000	2,000
	Swedbank AB	0.190%	10/30/14	4,000	3,999
	Swedbank AB	0.165%	11/5/14	4,350	4,349
	Swedbank AB	0.190%	11/6/14	1,400	1,400
	Swedbank AB	0.185%–.220%	1/14/15	2,800	2,798
	Swedbank AB	0.185%–.190%	1/15/15	1,000	999
[4,5] Westpac Banking Corp.		0.224%	11/14/14	3,000	3,000
[4,5] Westpac Banking Corp.		0.223%	2/19/15	4,000	4,000
[4,5] Westpac Banking Corp.		0.223%	3/9/15	1,500	1,500
[4,5] Westpac Banking Corp.		0.233%	4/9/15	2,000	2,000
[4,5] Westpac Banking Corp.		0.244%	9/2/15	7,000	7,000
[4,5] Westpac Banking Corp.		0.244%	9/15/15	7,000	7,000
					165,169
Foreign Governments (2.3%)
5	CDP Financial Inc.	0.190%	10/1/14	500	500
5	CDP Financial Inc.	0.190%	10/10/14	500	500
5	CDP Financial Inc.	0.190%	10/28/14	500	500
5	CDP Financial Inc.	0.190%	11/3/14	500	500
5	CDP Financial Inc.	0.190%	11/4/14	250	250
5	CDP Financial Inc.	0.210%	11/25/14	250	250
5	CDP Financial Inc.	0.160%	12/10/14	500	500
5	CDP Financial Inc.	0.190%	2/17/15	500	499
6	CPPIB Capital Inc.	0.140%	10/1/14	1,000	1,000
6	CPPIB Capital Inc.	0.100%	10/20/14	500	500
6	CPPIB Capital Inc.	0.200%	11/12/14	5,000	4,999
6	CPPIB Capital Inc.	0.140%	12/9/14	5,000	4,999
5	Hydro-Quebec	0.100%	10/21/14	700	700
	PSP Capital Inc.	0.150%	10/14/14	400	400
6	PSP Capital Inc.	0.160%	11/10/14	250	250
6	PSP Capital Inc.	0.160%	11/12/14	750	750
6	PSP Capital Inc.	0.160%	11/19/14	3,500	3,499
6	PSP Capital Inc.	0.160%	11/20/14	1,000	1,000
6	PSP Capital Inc.	0.160%	11/25/14	1,000	1,000
6	PSP Capital Inc.	0.160%	12/15/14	250	250
6	PSP Capital Inc.	0.160%	12/17/14	1,000	999
6	PSP Capital Inc.	0.160%	12/18/14	4,000	3,998
6	PSP Capital Inc.	0.160%	12/19/14	250	250
					28,093
Foreign Industrial (2.5%)
5	BASF SE	0.120%	12/15/14	1,900	1,900
5	GlaxoSmithKline Finance plc	0.140%	10/8/14	1,000	1,000
5	GlaxoSmithKline Finance plc	0.140%	10/14/14	1,000	1,000
5	GlaxoSmithKline Finance plc	0.155%	10/31/14	2,000	2,000
5	GlaxoSmithKline Finance plc	0.160%	11/12/14	1,000	1,000
5	GlaxoSmithKline Finance plc	0.130%–.140%	12/15/14	2,000	1,999

Vanguard Money Market Portfolio

5 Nestle Capital Corp.	0.180%	1/28/15	1,500	1,499
Nestle Finance International Ltd.	0.180%	2/23/15	750	749
5 Reckitt Benckiser Treasury Services plc	0.130%	10/10/14	500	500
5 Reckitt Benckiser Treasury Services plc	0.150%	11/24/14	3,000	2,999
5 Reckitt Benckiser Treasury Services plc	0.150%–.160%	1/6/15	1,000	1,000
5 Reckitt Benckiser Treasury Services plc	0.160%–.170%	1/20/15	500	500
5 Reckitt Benckiser Treasury Services plc	0.170%	1/23/15	250	250
5 Roche Holdings Inc.	0.130%	12/9/14	250	250
5 Roche Holdings Inc.	0.150%	1/5/15	3,000	2,999
5 Total Capital Canada Ltd.	0.125%	12/5/14	4,000	3,999
5 Total Capital Canada Ltd.	0.125%	12/8/14	500	500
Toyota Credit Canada Inc.	0.210%	10/20/14	1,000	1,000
Toyota Credit Canada Inc.	0.220%	1/6/15	500	500
Toyota Credit Canada Inc.	0.240%	3/9/15	500	499
5 Unilever NV	0.120%	12/12/14	4,000	3,999
				30,142
Industrial (3.7%)
5 Apple Inc.	0.150%	11/5/14	500	500
5 Apple Inc.	0.120%	12/15/14	250	250
5 Apple Inc.	0.120%	12/18/14	500	500
5 Emerson Electric Co	0.120%	12/17/14	1,000	1,000
5 Honeywell International Inc.	0.120%	12/19/14	500	500
5 Procter & Gamble Co.	0.160%	10/23/14	1,000	1,000
5 Procter & Gamble Co.	0.160%	10/24/14	1,000	1,000
5 Procter & Gamble Co.	0.160%	10/27/14	1,000	1,000
5 Procter & Gamble Co.	0.160%	10/30/14	750	750
5 Procter & Gamble Co.	0.160%	10/31/14	1,000	1,000
5 Procter & Gamble Co.	0.170%	12/1/14	500	500
5 The Coca-Cola Co.	0.180%	10/3/14	1,300	1,300
5 The Coca-Cola Co.	0.180%	10/9/14	1,500	1,500
5 The Coca-Cola Co.	0.180%	10/14/14	5,500	5,500
5 The Coca-Cola Co.	0.170%	11/6/14	1,250	1,250
5 The Coca-Cola Co.	0.170%	11/12/14	500	500
5 The Coca-Cola Co.	0.170%	11/13/14	1,500	1,500
5 The Coca-Cola Co.	0.170%	11/14/14	2,500	2,499
5 The Coca-Cola Co.	0.170%	11/17/14	1,000	1,000
5 The Coca-Cola Co.	0.180%	1/7/15	1,000	999
5 The Coca-Cola Co.	0.190%	1/29/15	2,000	1,999
5 The Coca-Cola Co.	0.190%	1/30/15	2,000	1,999
5 The Coca-Cola Co.	0.190%	2/2/15	500	500
5 The Coca-Cola Co.	0.190%	2/5/15	3,750	3,747
5 The Coca-Cola Co.	0.200%	2/11/15	2,000	1,998
5 The Coca-Cola Co.	0.200%	2/13/15	2,500	2,498
5 The Coca-Cola Co.	0.200%	2/18/15	1,000	999
5 The Coca-Cola Co.	0.200%	2/23/15	1,000	999
5 The Coca-Cola Co.	0.200%	2/26/15	1,000	999
5 The Coca-Cola Co.	0.200%	3/9/15	2,000	1,998
5 The Coca-Cola Co.	0.200%	3/10/15	500	500
5 The Coca-Cola Co.	0.200%	3/12/15	500	499
5 The Coca-Cola Co.	0.200%	3/13/15	1,000	999
5 The Coca-Cola Co.	0.200%	3/16/15	1,000	999
5 The Coca-Cola Co.	0.210%	3/25/15	1,000	999
				45,780
Total Commercial Paper (Cost $324,566)				324,566

Vanguard Money Market Portfolio

Certificates of Deposit (28.5%)
Domestic Banks (7.3%)
Citibank NA	0.200%	10/1/14	2,500	2,500
Citibank NA	0.195%	10/17/14	5,000	5,000
Citibank NA	0.200%	10/29/14	7,000	7,000
Citibank NA	0.210%	11/18/14	5,000	5,000
Citibank NA	0.230%	12/16/14	500	500
Citibank NA	0.220%	1/14/15	4,000	4,000
Citibank NA	0.220%	1/15/15	4,000	4,000
Citibank NA	0.210%	1/22/15	2,000	2,000
State Street Bank & Trust Co.	0.200%	10/6/14	7,000	7,000
4 State Street Bank & Trust Co.	0.204%	11/21/14	1,000	1,000
State Street Bank & Trust Co.	0.200%	12/15/14	15,000	15,000
4 Wells Fargo Bank NA	0.206%	11/5/14	2,000	2,000
Wells Fargo Bank NA	0.210%	11/6/14	3,000	3,000
4 Wells Fargo Bank NA	0.222%	1/29/15	4,500	4,500
4 Wells Fargo Bank NA	0.223%	2/11/15	5,000	5,000
4 Wells Fargo Bank NA	0.194%	2/20/15	4,000	4,000
4 Wells Fargo Bank NA	0.222%	2/27/15	5,000	5,000
Wells Fargo Bank NA	0.230%	3/5/15	5,000	5,000
4 Wells Fargo Bank NA	0.224%	3/24/15	3,000	3,000
4 Wells Fargo Bank NA	0.227%	4/1/15	2,000	2,000
4 Wells Fargo Bank NA	0.234%	5/15/15	3,000	3,000
				89,500
Eurodollar Certificates of Deposit (0.8%)
4 National Australia Bank Ltd.	0.223%	3/11/15	10,000	10,000

Yankee Certificates of Deposit (20.4%)
Bank of Montreal (Chicago Branch)	0.170%	10/2/14	5,000	5,000
Bank of Montreal (Chicago Branch)	0.180%	10/10/14	5,000	5,000
4 Bank of Montreal (Chicago Branch)	0.184%	10/14/14	2,000	2,000
Bank of Montreal (Chicago Branch)	0.180%	11/20/14	4,000	4,000
Bank of Montreal (Chicago Branch)	0.180%	11/21/14	3,000	3,000
Bank of Montreal (Chicago Branch)	0.180%	12/3/14	3,000	3,000
Bank of Montreal (Chicago Branch)	0.180%	12/8/14	7,000	7,000
4 Bank of Montreal (Chicago Branch)	0.186%	12/8/14	1,000	1,000
Bank of Montreal (Chicago Branch)	0.180%	12/15/14	1,000	1,000
4 Bank of Nova Scotia (Houston Branch)	0.184%	10/31/14	6,000	6,000
4 Bank of Nova Scotia (Houston Branch)	0.183%	11/21/14	3,000	3,000
Bank of Nova Scotia (Houston Branch)	0.200%	12/4/14	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.220%	12/12/14	2,000	2,000
4 Bank of Nova Scotia (Houston Branch)	0.196%	1/7/15	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.230%	2/18/15	1,000	1,000
4 Bank of Nova Scotia (Houston Branch)	0.193%	3/9/15	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.230%	3/11/15	4,000	4,000
DNB Bank ASA (New York Branch)	0.230%	10/2/14	1,800	1,800
DNB Bank ASA (New York Branch)	0.165%	10/8/14	1,500	1,500
DNB Bank ASA (New York Branch)	0.185%	10/23/14	2,000	2,000
DNB Bank ASA (New York Branch)	0.180%	11/18/14	5,000	5,000
DNB Bank ASA (New York Branch)	0.180%	11/20/14	4,000	4,000
Nordea Bank Finland plc (New York Branch)	0.220%	10/22/14	2,200	2,200
Nordea Bank Finland plc (New York Branch)	0.215%	11/24/14	500	500
Nordea Bank Finland plc (New York Branch)	0.215%	12/1/14	1,000	1,000
Nordea Bank Finland plc (New York Branch)	0.195%	2/17/15	5,000	5,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/23/15	5,000	5,000
Rabobank Nederland (New York Branch)	0.210%	10/3/14	3,000	3,000
4 Rabobank Nederland (New York Branch)	0.186%	10/6/14	3,000	3,000

Vanguard Money Market Portfolio

4 Rabobank Nederland (New York Branch)	0.186%	10/7/14	7,000	7,000
4 Rabobank Nederland (New York Branch)	0.184%	10/14/14	12,000	12,000
Rabobank Nederland (New York Branch)	0.210%	11/7/14	5,500	5,500
Rabobank Nederland (New York Branch)	0.220%	1/6/15	1,000	1,000
Rabobank Nederland (New York Branch)	0.350%	1/12/15	3,000	3,001
Rabobank Nederland (New York Branch)	0.215%	3/23/15	2,000	2,000
4 Rabobank Nederland (New York Branch)	0.197%	4/2/15	7,000	7,000
4 Royal Bank of Canada (New York Branch)	0.205%	11/24/14	3,000	3,000
4 Royal Bank of Canada (New York Branch)	0.233%	2/12/15	1,200	1,200
4 Royal Bank of Canada (New York Branch)	0.233%	2/20/15	1,500	1,500
4 Royal Bank of Canada (New York Branch)	0.234%	2/23/15	6,500	6,500
4 Royal Bank of Canada (New York Branch)	0.236%	3/4/15	3,000	3,000
4 Royal Bank of Canada (New York Branch)	0.235%	3/24/15	5,000	5,000
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	12/15/14	5,000	5,000
Skandinaviska Enskilda Banken (New York
Branch)	0.200%	2/2/15	6,000	6,000
Svenska HandelsBanken (New York Branch)	0.215%	11/26/14	3,000	3,000
Svenska HandelsBanken (New York Branch)	0.200%	12/1/14	1,000	1,000
Svenska HandelsBanken (New York Branch)	0.175%	12/9/14	3,000	3,000
Svenska HandelsBanken (New York Branch)	0.215%	12/12/14	5,000	5,000
Svenska HandelsBanken (New York Branch)	0.200%	12/15/14	2,000	2,000
Svenska HandelsBanken (New York Branch)	0.210%	1/14/15	5,000	5,000
Svenska HandelsBanken (New York Branch)	0.220%	3/19/15	3,000	3,000
Svenska HandelsBanken (New York Branch)	0.230%	3/24/15	5,000	5,000
Swedbank AB (New York Branch)	0.180%	10/9/14	3,000	3,000
Swedbank AB (New York Branch)	0.170%	12/2/14	5,000	5,000
Swedbank AB (New York Branch)	0.165%	12/22/14	3,500	3,500
Toronto Dominion Bank (New York Branch)	0.200%	10/6/14	4,000	4,000
4 Toronto Dominion Bank (New York Branch)	0.184%	10/14/14	2,000	2,000
4 Toronto Dominion Bank (New York Branch)	0.182%	10/28/14	5,000	5,000
4 Toronto Dominion Bank (New York Branch)	0.214%	11/18/14	4,000	4,000
4 Toronto Dominion Bank (New York Branch)	0.214%	11/24/14	5,000	5,000
4 Toronto Dominion Bank (New York Branch)	0.213%	12/19/14	3,000	3,000
4 Toronto Dominion Bank (New York Branch)	0.217%	2/3/15	5,000	5,000
4 Toronto Dominion Bank (New York Branch)	0.216%	2/6/15	2,000	2,000
Toronto Dominion Bank (New York Branch)	0.600%	3/3/15	3,000	3,005
4 Toronto Dominion Bank (New York Branch)	0.204%	4/10/15	3,000	3,000
4 Toronto Dominion Bank (New York Branch)	0.226%	6/8/15	4,000	4,000
4 Westpac Banking Corp. (New York Branch)	0.223%	12/12/14	4,000	4,000
4 Westpac Banking Corp. (New York Branch)	0.222%	12/29/14	2,500	2,500
				249,706
Total Certificates of Deposit (Cost $349,206)				349,206
Other Notes (1.2%)
Bank of America NA	0.200%	10/2/14	2,000	2,000
Bank of America NA	0.180%	12/3/14	3,000	3,000
Bank of America NA	0.180%	12/11/14	5,000	5,000
Bank of America NA	0.190%	12/15/14	4,000	4,000
Bank of America NA	0.190%	12/16/14	1,000	1,000
Total Other Notes (Cost $15,000)				15,000
Tax-Exempt Municipal Bonds (0.2%)
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	10/7/14	250	250
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.060%	10/7/14	100	100

Vanguard Money Market Portfolio

7	Clark County NV Airport System Revenue
	VRDO	0.050%	10/7/14	100	100
7	District of Columbia Revenue (Washington
	Drama Society) VRDO	0.050%	10/7/14	250	250
7	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Scott &
	White Healthcare Project) VRDO	0.050%	10/7/14	545	545
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	10/7/14	300	300
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	10/7/14	400	400
7	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.060%	10/7/14	200	200
Total Tax-Exempt Municipal Bonds (Cost $2,145)					2,145
Corporate Bonds (2.1%)
[4,6] American Honda Finance Corp.		0.334%	11/13/14	1,000	1,000
	Royal Bank of Canada	1.450%	10/30/14	7,541	7,548
4	Royal Bank of Canada	0.462%	1/6/15	1,400	1,401
4	Toyota Motor Credit Corp.	0.234%	1/14/15	2,500	2,500
4	Toyota Motor Credit Corp.	0.384%	3/10/15	3,500	3,503
4	Toyota Motor Credit Corp.	0.234%	6/10/15	6,000	6,000
4	Toyota Motor Credit Corp.	0.235%	8/26/15	3,500	3,500
Total Corporate Bonds (Cost $25,452)					25,452
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Province of Ontario	2.950%	2/5/15	500	504
4	Province of Ontario	0.381%	4/1/15	2,000	2,002
Total Sovereign Bonds (Cost $2,506)					2,506
Taxable Municipal Bonds (0.4%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.160%	10/1/14	185	185
[6,7] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.160%	10/1/14	100	100
[6,7] BlackRock Municipal Income Trust TOB VRDO		0.160%	10/1/14	1,650	1,650
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.160%	10/1/14	330	330
[6,7] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.160%	10/1/14	195	195
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.160%	10/1/14	1,550	1,550
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.160%	10/1/14	390	390
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.160%	10/1/14	130	130
[6,7] BlackRock Strategic Municipal Trust TOB VRDO		0.160%	10/1/14	100	100
[6,7] Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.200%	10/7/14	145	145
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.200%	10/7/14	100	100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.200%	10/7/14	100	100
Total Taxable Municipal Bonds (Cost $4,975)					4,975
				Shares
Money Market Funds (2.1%)
8	Vanguard Municipal Cash Management Fund
	(Cost $25,606)	0.041%	10/1/14	25,605,849	25,606

Vanguard Money Market Portfolio

Total Investments (100.1%) (Cost $1,228,785)	1,228,785
Other Assets and Liabilities - Net (-0.1%)	(696)
Net Assets (100%)	1,228,089
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
September 30, 2014, the aggregate value of these securities was $225,247,000, representing 18.3% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $29,469,000, representing 2.4% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shows is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The portfolio had no open repurchase agreements at September 30, 2014.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value

Vanguard Money Market Portfolio

of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.3%)
U.S. Government Securities (43.4%)
United States Treasury Note/Bond	10.625%	8/15/15	35	38
United States Treasury Note/Bond	0.375%	11/15/15	3,475	3,482
United States Treasury Note/Bond	4.500%	11/15/15	600	629
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,607
United States Treasury Note/Bond	0.250%	11/30/15	125	125
United States Treasury Note/Bond	1.375%	11/30/15	6,110	6,193
United States Treasury Note/Bond	0.250%	12/15/15	7,426	7,428
United States Treasury Note/Bond	0.250%	12/31/15	9,525	9,528
United States Treasury Note/Bond	2.125%	12/31/15	1,775	1,817
United States Treasury Note/Bond	0.375%	1/15/16	6,443	6,452
United States Treasury Note/Bond	0.375%	2/15/16	22,020	22,047
United States Treasury Note/Bond	4.500%	2/15/16	3,750	3,966
United States Treasury Note/Bond	9.250%	2/15/16	75	84
United States Treasury Note/Bond	0.250%	2/29/16	22,775	22,757
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,410
United States Treasury Note/Bond	0.375%	3/31/16	4,650	4,651
United States Treasury Note/Bond	2.375%	3/31/16	1,725	1,777
United States Treasury Note/Bond	0.250%	4/15/16	2,450	2,445
United States Treasury Note/Bond	0.375%	4/30/16	13,075	13,069
United States Treasury Note/Bond	2.000%	4/30/16	9,575	9,814
United States Treasury Note/Bond	2.625%	4/30/16	1,375	1,423
United States Treasury Note/Bond	0.250%	5/15/16	15,140	15,097
United States Treasury Note/Bond	5.125%	5/15/16	10,725	11,539
United States Treasury Note/Bond	7.250%	5/15/16	685	760
United States Treasury Note/Bond	0.375%	5/31/16	16,723	16,705
United States Treasury Note/Bond	1.750%	5/31/16	2,575	2,630
United States Treasury Note/Bond	3.250%	5/31/16	575	602
United States Treasury Note/Bond	3.250%	6/30/16	700	734
United States Treasury Note/Bond	0.625%	7/15/16	5,550	5,562
United States Treasury Note/Bond	0.500%	7/31/16	9,522	9,522
United States Treasury Note/Bond	1.500%	7/31/16	2,325	2,366
United States Treasury Note/Bond	3.250%	7/31/16	1,825	1,915
United States Treasury Note/Bond	0.625%	8/15/16	3,235	3,240
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,620
United States Treasury Note/Bond	1.000%	8/31/16	4,000	4,032
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,284
United States Treasury Note/Bond	0.875%	9/15/16	6,745	6,781
United States Treasury Note/Bond	0.500%	9/30/16	950	948
United States Treasury Note/Bond	1.000%	9/30/16	4,000	4,030
United States Treasury Note/Bond	3.000%	9/30/16	5,600	5,865
United States Treasury Note/Bond	0.625%	10/15/16	6,775	6,773
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,279
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,102
United States Treasury Note/Bond	0.625%	11/15/16	9,950	9,938
United States Treasury Note/Bond	4.625%	11/15/16	250	271
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,401
United States Treasury Note/Bond	0.875%	11/30/16	2,500	2,509
United States Treasury Note/Bond	2.750%	11/30/16	20,150	21,038
United States Treasury Note/Bond	0.875%	12/31/16	10,535	10,561

United States Treasury Note/Bond	0.750%	1/15/17	7,460	7,456
United States Treasury Note/Bond	0.875%	1/31/17	550	551
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,029
United States Treasury Note/Bond	0.625%	2/15/17	9,475	9,435
United States Treasury Note/Bond	4.625%	2/15/17	200	218
United States Treasury Note/Bond	0.875%	2/28/17	105	105
United States Treasury Note/Bond	3.000%	2/28/17	725	763
United States Treasury Note/Bond	0.750%	3/15/17	470	469
United States Treasury Note/Bond	1.000%	3/31/17	155	155
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,196
United States Treasury Note/Bond	0.875%	4/15/17	4,450	4,450
United States Treasury Note/Bond	0.875%	4/30/17	12,255	12,242
United States Treasury Note/Bond	0.875%	5/15/17	12,900	12,884
United States Treasury Note/Bond	4.500%	5/15/17	10,420	11,381
United States Treasury Note/Bond	8.750%	5/15/17	5,125	6,167
United States Treasury Note/Bond	0.625%	5/31/17	1,675	1,661
United States Treasury Note/Bond	2.750%	5/31/17	530	555
United States Treasury Note/Bond	2.500%	6/30/17	12,350	12,856
United States Treasury Note/Bond	0.875%	7/15/17	7,634	7,608
United States Treasury Note/Bond	0.500%	7/31/17	257	253
United States Treasury Note/Bond	2.375%	7/31/17	5,775	5,990
United States Treasury Note/Bond	0.875%	8/15/17	11,275	11,220
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,403
United States Treasury Note/Bond	8.875%	8/15/17	5,650	6,904
United States Treasury Note/Bond	0.625%	8/31/17	1,200	1,184
United States Treasury Note/Bond	1.875%	8/31/17	5,600	5,730
United States Treasury Note/Bond	0.625%	9/30/17	11,310	11,144
United States Treasury Note/Bond	1.875%	9/30/17	7,000	7,157
United States Treasury Note/Bond	0.750%	10/31/17	6,420	6,340
United States Treasury Note/Bond	1.875%	10/31/17	2,325	2,376
United States Treasury Note/Bond	4.250%	11/15/17	975	1,067
United States Treasury Note/Bond	0.625%	11/30/17	2,225	2,185
United States Treasury Note/Bond	0.750%	12/31/17	305	300
United States Treasury Note/Bond	0.875%	1/31/18	14,225	14,036
United States Treasury Note/Bond	2.625%	1/31/18	100	104
United States Treasury Note/Bond	0.750%	2/28/18	2,675	2,624
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,048
United States Treasury Note/Bond	0.750%	3/31/18	4,970	4,868
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,092
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,331
United States Treasury Note/Bond	3.875%	5/15/18	801	872
United States Treasury Note/Bond	9.125%	5/15/18	50	64
United States Treasury Note/Bond	1.000%	5/31/18	10,155	10,004
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,431
United States Treasury Note/Bond	2.375%	6/30/18	4,750	4,911
United States Treasury Note/Bond	1.375%	7/31/18	3,600	3,586
United States Treasury Note/Bond	2.250%	7/31/18	6,250	6,430
United States Treasury Note/Bond	4.000%	8/15/18	705	773
United States Treasury Note/Bond	1.500%	8/31/18	5,275	5,273
United States Treasury Note/Bond	1.375%	9/30/18	14,653	14,564
United States Treasury Note/Bond	1.750%	10/31/18	8,675	8,739
United States Treasury Note/Bond	3.750%	11/15/18	5,275	5,737
United States Treasury Note/Bond	1.250%	11/30/18	2,280	2,249
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,005
United States Treasury Note/Bond	1.500%	12/31/18	4,250	4,229
United States Treasury Note/Bond	1.500%	1/31/19	4,525	4,498
United States Treasury Note/Bond	2.750%	2/15/19	2,550	2,669

United States Treasury Note/Bond	8.875%	2/15/19	110	144
United States Treasury Note/Bond	1.375%	2/28/19	575	568
United States Treasury Note/Bond	1.500%	2/28/19	4,400	4,370
United States Treasury Note/Bond	1.500%	3/31/19	575	570
United States Treasury Note/Bond	1.625%	3/31/19	2,100	2,094
United States Treasury Note/Bond	1.250%	4/30/19	1,541	1,511
United States Treasury Note/Bond	1.625%	4/30/19	5,068	5,050
United States Treasury Note/Bond	3.125%	5/15/19	200	213
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,496
United States Treasury Note/Bond	1.500%	5/31/19	3,650	3,613
United States Treasury Note/Bond	1.000%	6/30/19	850	821
United States Treasury Note/Bond	1.625%	6/30/19	3,299	3,282
United States Treasury Note/Bond	0.875%	7/31/19	1,898	1,818
United States Treasury Note/Bond	1.625%	7/31/19	987	981
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,957
United States Treasury Note/Bond	8.125%	8/15/19	64	83
United States Treasury Note/Bond	1.000%	8/31/19	175	168
United States Treasury Note/Bond	1.625%	8/31/19	745	740
United States Treasury Note/Bond	1.000%	9/30/19	575	553
United States Treasury Note/Bond	1.750%	9/30/19	2,600	2,597
United States Treasury Note/Bond	1.250%	10/31/19	625	608
United States Treasury Note/Bond	3.375%	11/15/19	11,485	12,368
United States Treasury Note/Bond	1.125%	12/31/19	500	482
United States Treasury Note/Bond	1.375%	1/31/20	864	842
United States Treasury Note/Bond	3.625%	2/15/20	23,275	25,381
United States Treasury Note/Bond	8.500%	2/15/20	887	1,190
United States Treasury Note/Bond	1.250%	2/29/20	1,868	1,806
United States Treasury Note/Bond	1.125%	3/31/20	7,900	7,572
United States Treasury Note/Bond	1.125%	4/30/20	18,925	18,103
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,810
United States Treasury Note/Bond	1.375%	5/31/20	400	387
United States Treasury Note/Bond	1.875%	6/30/20	14,725	14,647
United States Treasury Note/Bond	2.000%	7/31/20	4,730	4,733
United States Treasury Note/Bond	8.750%	8/15/20	8,425	11,603
United States Treasury Note/Bond	2.000%	9/30/20	2,750	2,742
United States Treasury Note/Bond	1.750%	10/31/20	6,325	6,207
United States Treasury Note/Bond	2.625%	11/15/20	5,805	5,988
United States Treasury Note/Bond	2.000%	11/30/20	6,075	6,043
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,281
United States Treasury Note/Bond	2.125%	1/31/21	5,321	5,321
United States Treasury Note/Bond	3.625%	2/15/21	6,933	7,563
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,591
United States Treasury Note/Bond	2.000%	2/28/21	4,550	4,512
United States Treasury Note/Bond	2.250%	3/31/21	8,825	8,879
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,404
United States Treasury Note/Bond	3.125%	5/15/21	1,750	1,855
United States Treasury Note/Bond	2.000%	5/31/21	11,733	11,597
United States Treasury Note/Bond	2.125%	6/30/21	3,650	3,634
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,448
United States Treasury Note/Bond	2.125%	8/15/21	1,056	1,051
United States Treasury Note/Bond	2.000%	8/31/21	5,050	4,982
United States Treasury Note/Bond	2.125%	9/30/21	5,000	4,970
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,049
United States Treasury Note/Bond	8.000%	11/15/21	2,570	3,557
United States Treasury Note/Bond	2.000%	2/15/22	1,610	1,582
United States Treasury Note/Bond	1.625%	8/15/22	1,296	1,231
United States Treasury Note/Bond	7.250%	8/15/22	100	136

United States Treasury Note/Bond	1.625%	11/15/22	5,725	5,413
United States Treasury Note/Bond	7.625%	11/15/22	40	56
United States Treasury Note/Bond	2.000%	2/15/23	1,123	1,090
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,307
United States Treasury Note/Bond	1.750%	5/15/23	12,970	12,297
United States Treasury Note/Bond	2.500%	8/15/23	7,160	7,205
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,595
United States Treasury Note/Bond	2.750%	11/15/23	8,111	8,315
United States Treasury Note/Bond	2.750%	2/15/24	8,810	9,019
United States Treasury Note/Bond	2.500%	5/15/24	5,206	5,211
United States Treasury Note/Bond	2.375%	8/15/24	13,475	13,326
United States Treasury Note/Bond	7.500%	11/15/24	25	36
United States Treasury Note/Bond	6.875%	8/15/25	3,955	5,585
United States Treasury Note/Bond	6.000%	2/15/26	1,010	1,349
United States Treasury Note/Bond	6.750%	8/15/26	5	7
United States Treasury Note/Bond	6.500%	11/15/26	765	1,071
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,509
United States Treasury Note/Bond	6.375%	8/15/27	185	259
United States Treasury Note/Bond	6.125%	11/15/27	650	893
United States Treasury Note/Bond	5.500%	8/15/28	955	1,254
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,847
United States Treasury Note/Bond	5.250%	2/15/29	1,140	1,468
United States Treasury Note/Bond	6.125%	8/15/29	2,180	3,055
United States Treasury Note/Bond	6.250%	5/15/30	550	786
United States Treasury Note/Bond	4.500%	2/15/36	475	586
United States Treasury Note/Bond	4.750%	2/15/37	600	767
United States Treasury Note/Bond	4.375%	2/15/38	800	971
United States Treasury Note/Bond	4.500%	5/15/38	428	529
United States Treasury Note/Bond	3.500%	2/15/39	2,195	2,336
United States Treasury Note/Bond	4.250%	5/15/39	3,032	3,627
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,862
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,438
United States Treasury Note/Bond	4.625%	2/15/40	2,350	2,976
United States Treasury Note/Bond	4.375%	5/15/40	2,585	3,161
United States Treasury Note/Bond	3.875%	8/15/40	3,255	3,685
United States Treasury Note/Bond	4.250%	11/15/40	5,375	6,457
United States Treasury Note/Bond	4.750%	2/15/41	3,156	4,088
United States Treasury Note/Bond	3.125%	11/15/41	320	317
United States Treasury Note/Bond	3.125%	2/15/42	281	278
United States Treasury Note/Bond	3.000%	5/15/42	6,950	6,711
United States Treasury Note/Bond	2.750%	8/15/42	4,060	3,720
United States Treasury Note/Bond	2.750%	11/15/42	16,635	15,221
United States Treasury Note/Bond	3.125%	2/15/43	5,200	5,125
United States Treasury Note/Bond	2.875%	5/15/43	1,750	1,640
United States Treasury Note/Bond	3.625%	8/15/43	10,580	11,436
United States Treasury Note/Bond	3.750%	11/15/43	5,400	5,969
United States Treasury Note/Bond	3.625%	2/15/44	2,624	2,835
United States Treasury Note/Bond	3.375%	5/15/44	2,052	2,119
United States Treasury Note/Bond	3.125%	8/15/44	8,000	7,872
				986,880
Agency Bonds and Notes (3.6%)
1 AID-Jordan	1.945%	6/23/19	200	201
1 AID-Jordan	2.503%	10/30/20	225	230
1 AID-Ukraine	1.844%	5/16/19	200	197
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	102
2 Federal Farm Credit Banks	1.500%	11/16/15	200	203
2 Federal Farm Credit Banks	4.875%	12/16/15	175	185

2 Federal Farm Credit Banks	1.050%	3/28/16	100	101
2 Federal Farm Credit Banks	5.125%	8/25/16	225	244
2 Federal Farm Credit Banks	4.875%	1/17/17	250	272
2 Federal Farm Credit Banks	1.125%	9/22/17	100	100
2 Federal Farm Credit Banks	5.150%	11/15/19	500	577
2 Federal Farm Credit Banks	3.500%	12/20/23	75	79
2 Federal Home Loan Banks	3.125%	3/11/16	875	909
2 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,078
2 Federal Home Loan Banks	5.625%	6/13/16	75	81
2 Federal Home Loan Banks	0.375%	6/24/16	500	498
2 Federal Home Loan Banks	0.500%	9/28/16	1,000	996
2 Federal Home Loan Banks	5.125%	10/19/16	525	572
2 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,303
2 Federal Home Loan Banks	0.625%	12/28/16	350	349
2 Federal Home Loan Banks	4.875%	5/17/17	550	605
2 Federal Home Loan Banks	0.875%	5/24/17	500	498
2 Federal Home Loan Banks	1.000%	6/21/17	400	399
2 Federal Home Loan Banks	5.000%	11/17/17	225	250
2 Federal Home Loan Banks	5.375%	8/15/18	150	171
2 Federal Home Loan Banks	1.875%	3/13/20	75	74
2 Federal Home Loan Banks	4.125%	3/13/20	300	331
2 Federal Home Loan Banks	5.250%	12/11/20	425	499
2 Federal Home Loan Banks	5.625%	6/11/21	35	42
2 Federal Home Loan Banks	2.125%	3/10/23	1,250	1,195
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,810
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	671
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,000	1,000
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	336
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,497
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	795
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	900	903
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	600	599
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,002
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,033
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	625	624
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	500	499
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	696
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	224
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	687
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	982
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	617
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	678
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,146
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	679
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,113
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,252
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	796
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	180
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,192
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	699
3 Federal National Mortgage Assn.	4.375%	10/15/15	2,725	2,843
3 Federal National Mortgage Assn.	1.625%	10/26/15	450	457
3 Federal National Mortgage Assn.	0.375%	12/21/15	675	676
3 Federal National Mortgage Assn.	5.000%	3/15/16	150	160
3 Federal National Mortgage Assn.	0.500%	3/30/16	975	976
3 Federal National Mortgage Assn.	2.375%	4/11/16	450	463
3 Federal National Mortgage Assn.	0.375%	7/5/16	1,000	997

3 Federal National Mortgage Assn.	0.625%	8/26/16	650	650
3 Federal National Mortgage Assn.	5.250%	9/15/16	325	354
3 Federal National Mortgage Assn.	1.250%	9/28/16	1,125	1,138
3 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,190
3 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,008
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,110
3 Federal National Mortgage Assn.	0.750%	4/20/17	300	298
3 Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,962
3 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,206
3 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,115
3 Federal National Mortgage Assn.	0.875%	8/28/17	175	174
3 Federal National Mortgage Assn.	1.000%	9/27/17	550	547
3 Federal National Mortgage Assn.	0.875%	10/26/17	900	891
3 Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,480
3 Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,460
3 Federal National Mortgage Assn.	0.875%	5/21/18	510	499
3 Federal National Mortgage Assn.	1.875%	9/18/18	1,825	1,843
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,328
3 Federal National Mortgage Assn.	1.875%	2/19/19	500	503
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	998
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	1,984
3 Federal National Mortgage Assn.	0.000%	10/9/19	275	244
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	492
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	237
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,353
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	446
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	425
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	365
2 Financing Corp.	9.650%	11/2/18	225	294
Private Export Funding Corp.	1.375%	2/15/17	25	25
Private Export Funding Corp.	2.250%	12/15/17	125	129
Private Export Funding Corp.	1.875%	7/15/18	100	101
Private Export Funding Corp.	4.375%	3/15/19	200	222
Private Export Funding Corp.	1.450%	8/15/19	100	98
Private Export Funding Corp.	2.250%	3/15/20	150	150
Private Export Funding Corp.	4.300%	12/15/21	100	111
Private Export Funding Corp.	2.800%	5/15/22	125	126
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,012
Private Export Funding Corp.	3.550%	1/15/24	100	105
Private Export Funding Corp.	2.450%	7/15/24	100	94
1 State of Israel	5.500%	12/4/23	50	60
1 State of Israel	5.500%	4/26/24	475	576
2 Tennessee Valley Authority	5.500%	7/18/17	275	308
2 Tennessee Valley Authority	4.500%	4/1/18	175	193
2 Tennessee Valley Authority	1.750%	10/15/18	150	150
2 Tennessee Valley Authority	3.875%	2/15/21	250	273
2 Tennessee Valley Authority	1.875%	8/15/22	175	166
2 Tennessee Valley Authority	2.875%	9/15/24	300	299
2 Tennessee Valley Authority	6.750%	11/1/25	50	67
2 Tennessee Valley Authority	7.125%	5/1/30	1,000	1,427
2 Tennessee Valley Authority	4.650%	6/15/35	175	195
2 Tennessee Valley Authority	5.880%	4/1/36	250	326
2 Tennessee Valley Authority	5.500%	6/15/38	100	125
2 Tennessee Valley Authority	5.250%	9/15/39	225	275
2 Tennessee Valley Authority	3.500%	12/15/42	200	187
2 Tennessee Valley Authority	4.875%	1/15/48	100	114
2 Tennessee Valley Authority	5.375%	4/1/56	50	61

2	Tennessee Valley Authority	4.625%	9/15/60	180	195
					82,387
Conventional Mortgage-Backed Securities (22.7%)
[3,6] Fannie Mae Pool		2.000%	8/1/28–10/1/28	1,605	1,575
3,4,6Fannie Mae Pool		2.500%	11/1/27–1/1/43	13,628	13,666
3,4,6Fannie Mae Pool		3.000%	11/1/25–10/1/44	37,429	37,679
3,4,6Fannie Mae Pool		3.500%	9/1/25–10/1/44	41,434	42,748
3,4,6Fannie Mae Pool		4.000%	8/1/18–10/1/44	39,493	41,822
3,4,6Fannie Mae Pool		4.500%	2/1/18–10/1/44	28,451	30,745
3,4,6Fannie Mae Pool		5.000%	3/1/17–10/1/44	18,593	20,491
[3,6] Fannie Mae Pool		5.500%	11/1/16–4/1/40	14,304	15,923
[3,6] Fannie Mae Pool		6.000%	4/1/16–7/1/40	9,270	10,474
[3,6] Fannie Mae Pool		6.500%	11/1/14–10/1/39	3,382	3,825
[3,6] Fannie Mae Pool		7.000%	5/1/16–11/1/37	909	1,019
[3,6] Fannie Mae Pool		7.500%	11/1/22–2/1/32	85	95
[3,6] Fannie Mae Pool		8.000%	8/1/17–11/1/30	55	59
[3,6] Fannie Mae Pool		8.500%	7/1/22–4/1/31	16	20
[3,6] Fannie Mae Pool		9.000%	7/1/22–12/1/24	2	2
[3,6] Fannie Mae Pool		9.500%	12/1/18–2/1/25	2	3
[3,6] Freddie Mac Gold Pool		2.000%	8/1/28	529	519
3,4,6Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	10,305	10,317
3,4,6Freddie Mac Gold Pool		3.000%	3/1/27–10/1/44	20,769	20,913
3,4,6Freddie Mac Gold Pool		3.500%	9/1/25–10/1/44	23,822	24,535
3,4,6Freddie Mac Gold Pool		4.000%	7/1/18–10/1/44	25,359	26,776
3,4,6Freddie Mac Gold Pool		4.500%	1/1/18–10/1/44	18,992	20,465
3,4,6Freddie Mac Gold Pool		5.000%	10/1/17–10/1/44	11,615	12,767
3,4,6Freddie Mac Gold Pool		5.500%	8/1/16–10/1/44	9,015	10,034
3,4,6Freddie Mac Gold Pool		6.000%	4/1/16–10/1/44	6,462	7,298
[3,6] Freddie Mac Gold Pool		6.500%	12/1/15–4/1/39	1,930	2,185
[3,6] Freddie Mac Gold Pool		7.000%	1/1/15–2/1/37	652	741
[3,6] Freddie Mac Gold Pool		7.500%	10/1/15–10/1/30	50	54
[3,6] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	47	53
[3,6] Freddie Mac Gold Pool		8.500%	4/1/23–11/1/30	26	30
[3,6] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	6
[3,6] Freddie Mac Gold Pool		10.000%	3/1/17	1	1
[4,6] Ginnie Mae I Pool		3.000%	1/15/26–10/1/44	4,226	4,273
[4,6] Ginnie Mae I Pool		3.500%	11/15/25–10/1/44	4,766	4,949
[4,6] Ginnie Mae I Pool		4.000%	10/15/24–10/1/44	7,846	8,331
[4,6] Ginnie Mae I Pool		4.500%	8/15/18–10/1/44	10,332	11,237
6	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	6,271	6,933
6	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	3,923	4,389
6	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	2,915	3,301
6	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	885	999
6	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	169	191
6	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	71	78
6	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	46	50
6	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	9	10
6	Ginnie Mae I Pool	9.000%	9/15/16–7/15/30	12	12
6	Ginnie Mae I Pool	9.500%	12/15/21	3	3
6	Ginnie Mae I Pool	10.000%	5/15/20	1	1
6	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	670	682
[4,6] Ginnie Mae II Pool		3.000%	2/20/27–10/1/44	17,777	17,959
[4,6] Ginnie Mae II Pool		3.500%	9/20/25–10/1/44	31,445	32,576
[4,6] Ginnie Mae II Pool		4.000%	9/20/25–10/1/44	25,160	26,693
[4,6] Ginnie Mae II Pool		4.500%	6/20/39–10/1/44	18,731	20,375
6	Ginnie Mae II Pool	5.000%	3/20/18–2/20/44	9,993	11,036
6	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	2,756	3,070

6	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,686	1,925
6	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	560	638
6	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	65	73
					516,624
Nonconventional Mortgage-Backed Securities (0.6%)
3,5,6Fannie Mae Pool		1.467%	4/1/37	33	34
3,5,6Fannie Mae Pool		1.863%	9/1/37	71	76
3,5,6Fannie Mae Pool		2.080%	8/1/35	151	161
[3,6] Fannie Mae Pool		2.109%	3/1/43	254	255
3,5,6Fannie Mae Pool		2.165%	6/1/36	1	2
[3,6] Fannie Mae Pool		2.192%	12/1/41	146	151
3,5,6Fannie Mae Pool		2.195%	7/1/39–6/1/43	268	274
[3,6] Fannie Mae Pool		2.203%	9/1/42	222	230
3,5,6Fannie Mae Pool		2.224%	12/1/33–8/1/37	87	93
3,5,6Fannie Mae Pool		2.231%	11/1/36	83	88
[3,6] Fannie Mae Pool		2.233%	10/1/42	162	167
3,5,6Fannie Mae Pool		2.235%	6/1/37	42	44
3,5,6Fannie Mae Pool		2.243%	2/1/36	28	29
3,5,6Fannie Mae Pool		2.260%	9/1/34	19	20
[3,6] Fannie Mae Pool		2.266%	7/1/43	286	287
3,5,6Fannie Mae Pool		2.325%	7/1/37	14	15
3,5,6Fannie Mae Pool		2.391%	1/1/37	71	77
3,5,6Fannie Mae Pool		2.393%	12/1/35	79	84
[3,6] Fannie Mae Pool		2.403%	5/1/42	353	355
[3,6] Fannie Mae Pool		2.407%	7/1/42	226	232
3,5,6Fannie Mae Pool		2.438%	1/1/35	116	124
[3,6] Fannie Mae Pool		2.450%	5/1/43	466	478
[3,6] Fannie Mae Pool		2.459%	10/1/42	199	204
3,5,6Fannie Mae Pool		2.497%	11/1/34	32	33
[3,6] Fannie Mae Pool		2.498%	10/1/40	147	153
[3,6] Fannie Mae Pool		2.511%	12/1/40	124	130
3,5,6Fannie Mae Pool		2.560%	11/1/33	25	27
3,5,6Fannie Mae Pool		2.588%	7/1/42	69	75
[3,6] Fannie Mae Pool		2.607%	12/1/41	148	152
[3,6] Fannie Mae Pool		2.621%	11/1/41	142	151
[3,6] Fannie Mae Pool		2.669%	1/1/42	164	175
[3,6] Fannie Mae Pool		2.784%	1/1/42–3/1/42	343	354
[3,6] Fannie Mae Pool		2.809%	11/1/41	144	154
[3,6] Fannie Mae Pool		2.815%	3/1/41	99	105
[3,6] Fannie Mae Pool		2.866%	5/1/42	63	66
[3,6] Fannie Mae Pool		2.934%	12/1/40	71	74
[3,6] Fannie Mae Pool		2.998%	3/1/42	127	132
[3,6] Fannie Mae Pool		3.005%	9/1/43	262	271
[3,6] Fannie Mae Pool		3.056%	3/1/41	175	183
[3,6] Fannie Mae Pool		3.060%	2/1/41	72	75
[3,6] Fannie Mae Pool		3.119%	2/1/41	96	101
[3,6] Fannie Mae Pool		3.130%	2/1/41	65	66
[3,6] Fannie Mae Pool		3.171%	12/1/40	103	108
[3,6] Fannie Mae Pool		3.218%	9/1/40	112	117
[3,6] Fannie Mae Pool		3.219%	12/1/40	98	103
[3,6] Fannie Mae Pool		3.223%	8/1/40	131	136
[3,6] Fannie Mae Pool		3.251%	10/1/40	78	81
[3,6] Fannie Mae Pool		3.274%	11/1/40	44	46
[3,6] Fannie Mae Pool		3.279%	5/1/41	120	128
[3,6] Fannie Mae Pool		3.284%	1/1/40	62	64
[3,6] Fannie Mae Pool		3.330%	8/1/42	182	189
3,5,6Fannie Mae Pool		3.398%	10/1/39	40	42

[3,6] Fannie Mae Pool	3.428%	5/1/40	48	51
[3,6] Fannie Mae Pool	3.490%	5/1/40	24	26
3,5,6Fannie Mae Pool	3.517%	11/1/39	23	24
[3,6] Fannie Mae Pool	3.536%	7/1/41	195	201
[3,6] Fannie Mae Pool	3.540%	6/1/41	31	32
[3,6] Fannie Mae Pool	3.580%	8/1/39	54	57
[3,6] Fannie Mae Pool	3.597%	4/1/41	127	133
[3,6] Fannie Mae Pool	3.713%	11/1/39	48	49
[3,6] Fannie Mae Pool	3.729%	6/1/41	123	130
[3,6] Fannie Mae Pool	3.819%	9/1/40	172	182
[3,6] Fannie Mae Pool	4.263%	12/1/39	136	139
[3,6] Fannie Mae Pool	5.136%	3/1/38	74	78
[3,5,6] Fannie Mae Pool	5.145%	11/1/39	50	53
[3,5,6] Fannie Mae Pool	5.245%	8/1/39	130	138
[3,6] Fannie Mae Pool	5.259%	7/1/38	14	15
[3,6] Fannie Mae Pool	5.280%	7/1/36	27	27
[3,6] Fannie Mae Pool	5.555%	5/1/36	33	35
[3,6] Fannie Mae Pool	5.659%	4/1/37	55	59
[3,6] Fannie Mae Pool	5.765%	10/1/37	60	65
[3,6] Fannie Mae Pool	5.784%	12/1/37	84	90
[3,6] Fannie Mae Pool	6.128%	10/1/37	80	83
3,5,6Freddie Mac Non Gold Pool	1.730%	6/1/37	44	45
3,5,6Freddie Mac Non Gold Pool	2.173%	7/1/35	39	41
3,5,6Freddie Mac Non Gold Pool	2.277%	12/1/36	24	25
3,5,6Freddie Mac Non Gold Pool	2.278%	10/1/37	30	31
3,5,6Freddie Mac Non Gold Pool	2.280%	3/1/37	10	11
3,5,6Freddie Mac Non Gold Pool	2.320%	2/1/37	14	14
[3,6] Freddie Mac Non Gold Pool	2.343%	5/1/42	32	33
3,5,6Freddie Mac Non Gold Pool	2.352%	1/1/35	9	9
3,5,6Freddie Mac Non Gold Pool	2.357%	12/1/34	49	52
3,5,6Freddie Mac Non Gold Pool	2.367%	12/1/36	76	81
3,5,6Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	91	96
3,5,6Freddie Mac Non Gold Pool	2.405%	12/1/35	39	41
[3,6] Freddie Mac Non Gold Pool	2.572%	2/1/42	122	130
[3,6] Freddie Mac Non Gold Pool	2.626%	12/1/40	68	70
[3,6] Freddie Mac Non Gold Pool	2.673%	11/1/40	58	59
[3,6] Freddie Mac Non Gold Pool	2.719%	12/1/40	115	118
3,5,6Freddie Mac Non Gold Pool	2.744%	10/1/36	38	41
[3,6] Freddie Mac Non Gold Pool	2.754%	2/1/42	93	99
[3,6] Freddie Mac Non Gold Pool	2.785%	1/1/41	106	109
[3,6] Freddie Mac Non Gold Pool	2.880%	2/1/41	129	138
[3,6] Freddie Mac Non Gold Pool	2.947%	2/1/41	37	39
[3,6] Freddie Mac Non Gold Pool	3.074%	6/1/41	60	64
[3,6] Freddie Mac Non Gold Pool	3.097%	3/1/41	52	56
[3,6] Freddie Mac Non Gold Pool	3.116%	1/1/41	26	27
[3,6] Freddie Mac Non Gold Pool	3.151%	11/1/40	118	120
[3,6] Freddie Mac Non Gold Pool	3.237%	6/1/40	61	62
[3,6] Freddie Mac Non Gold Pool	3.350%	5/1/40	29	31
[3,6] Freddie Mac Non Gold Pool	3.452%	5/1/40	28	30
[3,6] Freddie Mac Non Gold Pool	3.592%	6/1/40	80	88
[3,6] Freddie Mac Non Gold Pool	3.627%	6/1/40	167	174
[3,6] Freddie Mac Non Gold Pool	3.678%	9/1/40	142	147
[3,6] Freddie Mac Non Gold Pool	4.387%	5/1/38	7	7
[3,6] Freddie Mac Non Gold Pool	5.298%	3/1/38	94	99
[3,6] Freddie Mac Non Gold Pool	5.447%	1/1/38	19	19
[3,6] Freddie Mac Non Gold Pool	5.467%	2/1/36	28	30
[3,6] Freddie Mac Non Gold Pool	5.769%	9/1/37	41	44

[3,6] Freddie Mac Non Gold Pool		5.780%	10/1/37	2	2
[3,6] Freddie Mac Non Gold Pool		5.804%	5/1/37	69	72
[3,6] Freddie Mac Non Gold Pool		6.075%	12/1/36	61	63
[5,6] Ginnie Mae II Pool		2.000%	4/20/41–6/20/43	821	840
[5,6] Ginnie Mae II Pool		2.125%	5/20/41	53	57
[5,6] Ginnie Mae II Pool		2.500%	10/20/39–1/20/42	366	381
6	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	596	623
6	Ginnie Mae II Pool	3.500%	1/20/41–10/20/41	473	495
[5,6] Ginnie Mae II Pool		4.000%	10/20/38–10/20/41	240	251
6	Ginnie Mae II Pool	5.000%	7/20/38	11	12
					13,714
Total U.S. Government and Agency Obligations (Cost $1,568,546)					1,599,605
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
6	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	100	108
6	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	54	54
6	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	43	44
6	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	140	139
6	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	50	50
6	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	25	25
6	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	75	75
6	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	25	25
6	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	75	74
6	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	50	50
6	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	100	100
6	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	175	175
6	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	1	1
6	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	41	41
6	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	26	26
6	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	64	64
6	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	20	20
6	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	25	25
6	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	25	25
6	AmeriCredit Automobile Receivables Trust
	2014-3	1.150%	6/10/19	50	50
6	Banc of America Commercial Mortgage Trust
	2005-6	5.349%	9/10/47	50	52
6	Banc of America Commercial Mortgage Trust
	2005-6	5.349%	9/10/47	90	94
6	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	5	5
6	Banc of America Commercial Mortgage Trust
	2006-2	5.920%	5/10/45	325	342
6	Banc of America Commercial Mortgage Trust
	2006-2	5.955%	5/10/45	85	90
6	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	467	497

6 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	425	450
6 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	50	53
6 Banc of America Commercial Mortgage Trust
2008-1	6.427%	2/10/51	500	558
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.929%	9/11/38	150	161
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	102
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	125	133
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	237	255
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.845%	6/11/40	68	69
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.897%	6/11/40	150	164
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	150	164
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	235	258
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	629
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	69	75
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	202
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	825	910
6 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	82	82
6 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	55	55
6 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	53	53
6 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	30	30
6 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	50	50
6 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	25	25
6 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	25	25
6 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	50	50
6 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	25	25
6 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	1,000	1,057
6 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	225	251
6 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	50	50
6 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
6 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	79	79
6 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	33	33
6 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	80	80
6 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	40	40
6 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	25	25
6 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	25	25
6 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	35	35
6 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
6 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	75	75
6 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	75	75
6 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25

6 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	250	270
6 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	250	267
6 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	465	512
6 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	38	40
6 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	29
6 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	351
6 Chase Issuance Trust 2006-A2	5.160%	4/16/18	397	420
6 Chase Issuance Trust 2012-A3	0.790%	6/15/17	237	237
6 Chase Issuance Trust 2012-A5	0.590%	8/15/17	100	100
6 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	298
6 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	270
6 Chase Issuance Trust 2013-A8	1.010%	10/15/18	225	224
6 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	227
6 Chase Issuance Trust 2014-A6	1.260%	7/15/19	300	299
6 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	229	235
6 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	125	127
6 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	301	315
6 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	279
6 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	273
6 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	100	100
6 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
6 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	225	225
6 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	200
6 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	300	299
6 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	325
6 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	397	419
6 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	110	118
6 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	100	107
6 Citigroup Commercial Mortgage Trust 2007-
C6	5.899%	12/10/49	600	655
6 Citigroup Commercial Mortgage Trust 2008-
C7	6.339%	12/10/49	536	592
6 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	75
6 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	99
6 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	75	78
6 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	54
6 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	81
6 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	37	38
6 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	25	26
6 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	25	26
6 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	25	26

6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	50	52
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	50	51
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	100	102
6	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.969%	5/15/46	271	297
6	COMM 2006-C7 Mortgage Trust	5.948%	6/10/46	514	546
6	COMM 2006-C7 Mortgage Trust	5.973%	6/10/46	100	107
6	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	550	605
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	58
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	67
[6,7] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	78	78
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	122
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	30	31
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	30	31
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	40	42
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	50	54
6	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	30	33
6	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	22	22
6	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	51
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	52
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	52
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	53
6	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
6	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	27
6	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	65
6	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	50
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	73
6	COMM 2013-CCRE9 Mortgage Trust	4.378%	7/10/45	90	97
6	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	20	21
6	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	102
6	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	58
6	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	89
6	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	31
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	59
6	COMM 2014-CCRE15 Mortgage Trust	4.870%	2/10/47	28	30
6	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	52
6	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	79
6	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	180
6	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	51
6	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	50	51
6	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	25	26
6	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	50	52
6	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	25	26
6	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	51
6	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	75	78
6	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	103
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	52
6	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	24
6	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
6	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	56
6	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11

6 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	51
6 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	103
6 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	127
6 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	45
6 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	129
6 Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	242	257
6 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.642%	2/15/39	200	211
6 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.642%	2/15/39	100	105
6 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.999%	6/15/38	75	80
6 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.999%	6/15/38	565	599
6 Credit Suisse Commercial Mortgage Trust
Series 2006-C4	5.509%	9/15/39	50	53
6 Credit Suisse Commercial Mortgage Trust
Series 2006-C5	5.311%	12/15/39	150	159
6 Credit Suisse Commercial Mortgage Trust
Series 2007-C1	5.383%	2/15/40	144	154
6 Credit Suisse Commercial Mortgage Trust
Series 2007-C3	5.892%	6/15/39	158	171
6 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	85	88
6 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	306
6 Fannie Mae-Aces 2013-M12	2.463%	3/25/23	317	312
6 Fannie Mae-Aces 2013-M14	2.608%	4/25/23	332	328
6 Fannie Mae-Aces 2013-M14	3.329%	10/25/23	350	363
6 Fannie Mae-Aces 2013-M4	2.608%	3/25/22	25	25
6 Fannie Mae-Aces 2013-M7	2.280%	12/27/22	100	97
6 Fannie Mae-Aces 2014-M1	2.323%	11/25/18	471	479
6 Fannie Mae-Aces 2014-M1	3.500%	7/25/23	450	464
6 Fannie Mae-Aces 2014-M2	1.916%	6/25/21	147	148
6 Fannie Mae-Aces 2014-M2	3.513%	12/25/23	346	364
6 Fannie Mae-Aces 2014-M3	2.613%	1/25/24	147	149
6 Fannie Mae-Aces 2014-M3	3.501%	1/25/24	175	182
6 Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	181
6 Fannie Mae-Aces 2014-M6	2.679%	5/25/21	325	328
6 Fannie Mae-Aces 2014-M7	3.556%	6/25/24	350	362
6 Fannie Mae-Aces 2014-M8	2.346%	6/25/24	50	50
6 Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	175
6 Fannie Mae-Aces 2014-M9	1.462%	4/25/17	250	251
6 Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	201
6 FHLMC Multifamily Structured Pass Through
Certificates K010	2.412%	8/25/18	75	76
6 FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	282	295
6 FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	133	143
6 FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	350	355
6 FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	150	145
6 FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	350	341
6 FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	225	220

6 FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	325	320
6 FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	325	321
6 FHLMC Multifamily Structured Pass Through
Certificates K028	3.111%	2/25/23	475	485
6 FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	325	337
6 FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	318	326
6 FHLMC Multifamily Structured Pass Through
Certificates K030	3.250%	4/25/23	325	335
6 FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	340	351
6 FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	333	346
6 FHLMC Multifamily Structured Pass Through
Certificates K032	3.310%	5/25/23	340	352
6 FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	291	301
6 FHLMC Multifamily Structured Pass Through
Certificates K033	3.060%	7/25/23	325	329
6 FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	288	302
6 FHLMC Multifamily Structured Pass Through
Certificates K035	3.458%	8/25/23	400	418
6 FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	325	341
6 FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	124	126
6 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	400	415
6 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	75	76
6 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	225	230
6 FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	523	546
6 FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	100	101
6 FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	25	25
6 FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	50	49
6 FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	150	155
6 FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	1/25/21	75	77
6 FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	275	285
6 FHLMC Multifamily Structured Pass Through
Certificates_K005	3.484%	4/25/19	248	259
6 FHLMC Multifamily Structured Pass Through
Certificates_K006-A1	3.398%	7/25/19	189	200
6 FHLMC Multifamily Structured Pass Through
Certificates_K007-A1	3.342%	12/25/19	143	149

6 FHLMC Multifamily Structured Pass Through
Certificates_K009-A1	2.757%	5/25/20	245	252
6 FHLMC Multifamily Structured Pass Through
Certificates_K708-A1	1.670%	10/25/18	77	78
6 FHLMC Multifamily Structured Pass Through
Certificates_K711-A1	1.321%	12/25/18	271	272
6 FHLMC Multifamily Structures Pass Through
Certificates_FHMS-K715	2.856%	1/25/21	125	128
6 Fifth Third Auto 2014-1	0.680%	4/16/18	75	75
6 Fifth Third Auto 2014-1	1.140%	10/15/20	50	50
6 Fifth Third Auto 2014-2	0.890%	11/15/18	50	50
6 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	50	50
6 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	40	40
6 Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	50	50
6 Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	23	23
6 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	150	151
6 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	37	37
6 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	94	94
6 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	70	70
6 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	30	30
6 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	77	77
6 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	26	26
6 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	100	100
6 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	100	101
6 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	100	100
6 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	225	224
6 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	144
6 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	175	186
6 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	275	296
6 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	150	158
6 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	84
6 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	309
6 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	179
6 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	122
6 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	90
6 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	35
6 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	89
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	38
6 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	46
6 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	31
6 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	161
6 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	50	51
6 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	50	52
6 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	129
6 GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	25	26
6 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	125	125
6 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	125	125
6 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	109	109
6 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	38	38
6 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	38	38
6 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	50	50

6 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	50	50
6 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	73	73
6 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	36	36
6 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	50	50
6 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	100	100
6 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	50	50
6 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	75	75
6 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	69	69
6 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	115	115
6 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	100	100
6 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	50	50
6 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	240	241
6 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	60
6 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	54	54
6 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	100	100
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.461%	1/12/43	50	52
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.446%	12/15/44	105	111
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.525%	12/15/44	35	37
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CB17	5.429%	12/12/43	250	266
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.616%	12/12/44	75	79
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	253	272
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	65	70
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	275	291
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	123
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	242	260
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	525	577
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.082%	2/12/51	75	83
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.981%	6/15/49	300	325
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	232
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	147
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	181
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	52
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	39
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	58	57
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	51
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	40

6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.162%	7/15/45	26	27
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	42
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	106
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	32
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	22	21
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	90	93
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	10
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	69
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	37
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	134
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	27
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.969%	2/15/47	30	32
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	51
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	52
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	50	52
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	52
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	50	52
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	31
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
6 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	180
6 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	88
6 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	52
6 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	120	126
6 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	532	558
6 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	82	88
6 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	64
6 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	80
6 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	271	291
6 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	266	287
6 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	452	502
6 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	200	224
6 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	75	75
6 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	26	26

6 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	26	26
6 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	50	50
6 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	50	53
6 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	400	424
6 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	134
6 Merrill Lynch Mortgage Trust 2007-C1	6.028%	6/12/50	750	826
6 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	487	535
6 ML-CFC Commercial Mortgage Trust 2006-2	6.066%	6/12/46	592	629
6 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	91
6 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	54
6 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	451	481
6 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	125	138
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	101
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.365%	8/15/46	40	43
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.565%	8/15/46	20	21
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	51
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	107
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	67
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	99
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	50
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	49
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	50
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	93	93
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	102
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	100	104
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	105
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.806%	2/15/47	100	106
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	26
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	103
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.484%	6/15/47	50	52
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	103
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.446%	10/15/47	50	51
6 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	75	76

6 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	120	129
6 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	215
6 Morgan Stanley Capital I Trust 2006-HQ8	5.645%	3/12/44	118	125
6 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	134
6 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	122
6 Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	20	21
6 Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	100	105
6 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	191	205
6 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	50	54
6 Morgan Stanley Capital I Trust 2006-TOP23	5.984%	8/12/41	50	54
6 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	457
6 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	549	599
6 Morgan Stanley Capital I Trust 2007-IQ16	6.293%	12/12/49	125	139
6 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	108
6 Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	150	165
6 Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	300	329
6 Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	475	535
6 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	354
6 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	115	115
6 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	114	114
6 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	275	273
6 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	50	50
6 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
6 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	50	50
6 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25
6 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	50	50
6 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
6 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	505	528
7 Royal Bank of Canada	3.125%	4/14/15	225	228
6 Royal Bank of Canada	0.625%	12/5/16	200	200
6 Royal Bank of Canada	1.200%	9/19/18	300	298
6 Royal Bank of Canada	2.000%	10/1/19	400	402
6 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	71	70
6 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	104	104
6 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	66	66
6 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	25	25
6 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	50	50
6 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.573%	8/15/39	85	88
6 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	252	253
6 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	30	30
6 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	30	30
6 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	75	75
6 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	25	25
6 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	50	50
6 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	25	25
6 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	104
6 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	75	75

6 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	25
6 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	50	50
6 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	25	25
6 Volkswagen Auto Lease Trust	0.800%	4/20/17	25	25
6 Volkswagen Auto Lease Trust	0.990%	7/20/18	25	25
6 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	288	289
6 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	75	75
6 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	50	50
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.499%	12/15/44	50	52
6 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.896%	5/15/43	402	424
6 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.170%	6/15/45	34	36
6 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	150	162
6 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	69
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	50	51
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	77
6 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	179
6 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	128
6 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	105
6 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	74
6 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	137
6 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	93
6 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	39
6 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
6 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	74
6 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
6 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	150
6 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	75
6 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
6 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	106
6 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
6 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	52
6 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	32
6 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	32

6 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	54
6 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	26
6 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	26
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	26
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	26
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	27
6 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	23	23
6 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	53
6 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	77
6 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	154
6 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	26
6 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	26	27
6 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	51
6 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	46	45
6 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	26
6 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	62
6 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	146
6 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	63
6 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	77	77
6 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	50	50
6 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	25	25
6 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	50	50
6 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	50
6 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	100	100

6 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	50	50
6 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $64,603)				67,313
Corporate Bonds (27.6%)
Finance (9.0%)
Banking (5.9%)
Abbey National Treasury Services plc	4.000%	4/27/16	150	157
Abbey National Treasury Services plc	1.375%	3/13/17	200	200
Abbey National Treasury Services plc	3.050%	8/23/18	150	155
Abbey National Treasury Services plc	2.350%	9/10/19	175	173
Abbey National Treasury Services plc	4.000%	3/13/24	150	152
American Express Centurion Bank	5.950%	6/12/17	50	56
American Express Centurion Bank	6.000%	9/13/17	625	704
American Express Co.	5.500%	9/12/16	100	109
American Express Co.	6.150%	8/28/17	100	113
American Express Co.	7.000%	3/19/18	650	757
American Express Co.	2.650%	12/2/22	201	194
American Express Co.	4.050%	12/3/42	67	63
6 American Express Co.	6.800%	9/1/66	200	213
American Express Credit Corp.	2.750%	9/15/15	700	715
American Express Credit Corp.	2.800%	9/19/16	215	222
American Express Credit Corp.	2.375%	3/24/17	250	256
Associates Corp. of North America	6.950%	11/1/18	250	293
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	275	276
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	240	239
Bank of America Corp.	4.750%	8/1/15	500	517
Bank of America Corp.	5.250%	12/1/15	75	78
Bank of America Corp.	1.250%	1/11/16	275	276
Bank of America Corp.	3.625%	3/17/16	100	104
Bank of America Corp.	6.050%	5/16/16	225	242
Bank of America Corp.	3.750%	7/12/16	700	731
Bank of America Corp.	6.500%	8/1/16	375	409
Bank of America Corp.	5.750%	8/15/16	100	108
Bank of America Corp.	5.625%	10/14/16	650	706
Bank of America Corp.	1.350%	11/21/16	125	125
Bank of America Corp.	5.420%	3/15/17	125	135
Bank of America Corp.	5.700%	5/2/17	300	328
Bank of America Corp.	6.400%	8/28/17	400	450
Bank of America Corp.	6.000%	9/1/17	325	363
Bank of America Corp.	5.750%	12/1/17	325	361
Bank of America Corp.	2.000%	1/11/18	475	472
Bank of America Corp.	6.875%	4/25/18	875	1,012
Bank of America Corp.	5.650%	5/1/18	900	1,001
Bank of America Corp.	6.500%	7/15/18	75	86
Bank of America Corp.	2.600%	1/15/19	1,225	1,222
Bank of America Corp.	2.650%	4/1/19	400	399
Bank of America Corp.	7.625%	6/1/19	300	362
Bank of America Corp.	5.625%	7/1/20	350	395
Bank of America Corp.	5.700%	1/24/22	125	142
Bank of America Corp.	3.300%	1/11/23	650	632
Bank of America Corp.	4.100%	7/24/23	300	306
Bank of America Corp.	4.125%	1/22/24	325	331
Bank of America Corp.	4.000%	4/1/24	725	732
Bank of America Corp.	6.110%	1/29/37	100	114
Bank of America Corp.	7.750%	5/14/38	270	374

Bank of America Corp.	5.875%	2/7/42	225	266
Bank of America Corp.	5.000%	1/21/44	600	628
Bank of America Corp.	4.875%	4/1/44	150	155
Bank of America NA	1.125%	11/14/16	250	250
Bank of America NA	5.300%	3/15/17	625	677
Bank of America NA	6.100%	6/15/17	500	557
Bank of Montreal	0.800%	11/6/15	175	175
Bank of Montreal	1.300%	7/15/16	375	378
Bank of Montreal	2.500%	1/11/17	350	361
Bank of Montreal	1.300%	7/14/17	100	100
Bank of Montreal	2.375%	1/25/19	150	152
Bank of Montreal	2.550%	11/6/22	150	145
Bank of New York Mellon Corp.	2.500%	1/15/16	450	461
Bank of New York Mellon Corp.	1.300%	1/25/18	125	123
Bank of New York Mellon Corp.	2.100%	1/15/19	250	249
Bank of New York Mellon Corp.	2.200%	5/15/19	275	273
Bank of New York Mellon Corp.	5.450%	5/15/19	200	227
Bank of New York Mellon Corp.	2.300%	9/11/19	500	496
Bank of New York Mellon Corp.	3.550%	9/23/21	300	312
Bank of New York Mellon Corp.	3.250%	9/11/24	150	147
Bank of Nova Scotia	0.750%	10/9/15	75	75
Bank of Nova Scotia	2.900%	3/29/16	500	516
Bank of Nova Scotia	1.375%	7/15/16	750	757
Bank of Nova Scotia	1.100%	12/13/16	150	150
Bank of Nova Scotia	2.550%	1/12/17	150	155
Bank of Nova Scotia	1.300%	7/21/17	100	100
Bank of Nova Scotia	1.375%	12/18/17	100	99
Bank of Nova Scotia	2.050%	10/30/18	450	450
Bank of Nova Scotia	2.125%	9/11/19	250	249
Bank of Nova Scotia	2.800%	7/21/21	150	149
Barclays Bank plc	5.000%	9/22/16	675	726
Barclays Bank plc	2.500%	2/20/19	750	753
BB&T Corp.	5.200%	12/23/15	625	657
BB&T Corp.	2.150%	3/22/17	175	178
BB&T Corp.	4.900%	6/30/17	75	82
BB&T Corp.	1.450%	1/12/18	250	247
BB&T Corp.	6.850%	4/30/19	400	477
BBVA US Senior SAU	4.664%	10/9/15	400	415
Bear Stearns Cos. LLC	5.300%	10/30/15	50	52
Bear Stearns Cos. LLC	5.550%	1/22/17	150	164
Bear Stearns Cos. LLC	6.400%	10/2/17	400	453
Bear Stearns Cos. LLC	7.250%	2/1/18	325	378
BNP Paribas SA	3.600%	2/23/16	525	544
BNP Paribas SA	1.250%	12/12/16	250	251
BNP Paribas SA	2.375%	9/14/17	350	357
BNP Paribas SA	2.700%	8/20/18	425	433
BNP Paribas SA	2.400%	12/12/18	225	226
BNP Paribas SA	2.450%	3/17/19	300	301
BNP Paribas SA	5.000%	1/15/21	475	529
BPCE SA	1.625%	2/10/17	200	202
BPCE SA	2.500%	12/10/18	175	176
BPCE SA	2.500%	7/15/19	250	249
BPCE SA	4.000%	4/15/24	325	327
Branch Banking & Trust Co.	5.625%	9/15/16	175	189
Branch Banking & Trust Co.	1.350%	10/1/17	100	99
Canadian Imperial Bank of Commerce	0.900%	10/1/15	150	151
Canadian Imperial Bank of Commerce	2.350%	12/11/15	165	168

Canadian Imperial Bank of Commerce	1.350%	7/18/16	100	101
Capital One Bank USA NA	1.150%	11/21/16	300	300
Capital One Bank USA NA	1.300%	6/5/17	250	248
Capital One Bank USA NA	2.150%	11/21/18	100	99
Capital One Bank USA NA	2.300%	6/5/19	400	396
Capital One Bank USA NA	8.800%	7/15/19	350	446
Capital One Bank USA NA	2.400%	9/5/19	100	99
Capital One Bank USA NA	3.375%	2/15/23	235	230
Capital One Financial Corp.	3.150%	7/15/16	250	259
Capital One Financial Corp.	6.150%	9/1/16	125	137
Capital One Financial Corp.	5.250%	2/21/17	50	54
Capital One Financial Corp.	6.750%	9/15/17	50	57
Capital One Financial Corp.	2.450%	4/24/19	200	199
Capital One Financial Corp.	4.750%	7/15/21	50	54
Capital One Financial Corp.	3.500%	6/15/23	27	27
Capital One Financial Corp.	3.750%	4/24/24	175	176
[6,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	592
Citigroup Inc.	4.587%	12/15/15	175	183
Citigroup Inc.	5.300%	1/7/16	225	237
Citigroup Inc.	1.250%	1/15/16	300	302
Citigroup Inc.	1.300%	4/1/16	50	50
Citigroup Inc.	3.953%	6/15/16	100	105
Citigroup Inc.	4.450%	1/10/17	300	320
Citigroup Inc.	1.550%	8/14/17	150	149
Citigroup Inc.	6.000%	8/15/17	176	197
Citigroup Inc.	6.125%	11/21/17	825	931
Citigroup Inc.	6.125%	5/15/18	789	894
Citigroup Inc.	2.500%	9/26/18	675	679
Citigroup Inc.	2.550%	4/8/19	1,000	999
Citigroup Inc.	8.500%	5/22/19	300	375
Citigroup Inc.	5.375%	8/9/20	150	170
Citigroup Inc.	4.500%	1/14/22	575	616
Citigroup Inc.	4.050%	7/30/22	300	305
Citigroup Inc.	3.500%	5/15/23	500	480
Citigroup Inc.	3.875%	10/25/23	500	508
Citigroup Inc.	4.000%	8/5/24	200	196
Citigroup Inc.	5.500%	9/13/25	75	82
Citigroup Inc.	6.625%	6/15/32	100	120
Citigroup Inc.	5.875%	2/22/33	275	308
Citigroup Inc.	6.125%	8/25/36	75	86
Citigroup Inc.	6.875%	3/5/38	439	576
Citigroup Inc.	8.125%	7/15/39	575	848
Citigroup Inc.	5.300%	5/6/44	875	904
Comerica Bank	5.750%	11/21/16	225	247
Comerica Bank	5.200%	8/22/17	75	82
Commonwealth Bank of Australia	1.950%	3/16/15	350	353
Commonwealth Bank of Australia	1.400%	9/8/17	100	100
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	2.300%	9/6/19	100	99
Compass Bank	1.850%	9/29/17	100	100
Compass Bank	6.400%	10/1/17	75	82
Compass Bank	2.750%	9/29/19	100	100
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	127
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	262

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	325	324
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	500	504
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,039
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	551
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	125	126
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	175	181
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	250	284
Countrywide Financial Corp.	6.250%	5/15/16	125	135
Credit Suisse	1.375%	5/26/17	700	696
Credit Suisse	6.000%	2/15/18	100	112
Credit Suisse	2.300%	5/28/19	400	397
Credit Suisse	5.300%	8/13/19	175	198
Credit Suisse	5.400%	1/14/20	325	362
Credit Suisse	4.375%	8/5/20	435	471
Credit Suisse	3.625%	9/9/24	150	148
Deutsche Bank AG	1.400%	2/13/17	275	275
Deutsche Bank AG	1.350%	5/30/17	225	223
Deutsche Bank AG	6.000%	9/1/17	800	896
Deutsche Bank AG	2.500%	2/13/19	150	151
Deutsche Bank AG	3.700%	5/30/24	225	223
6 Deutsche Bank AG	4.296%	5/24/28	275	263
Discover Bank	3.200%	8/9/21	100	98
Discover Bank	4.200%	8/8/23	300	311
Discover Financial Services	3.850%	11/21/22	200	201
Fifth Third Bancorp	3.625%	1/25/16	400	414
Fifth Third Bancorp	3.500%	3/15/22	125	127
Fifth Third Bancorp	4.300%	1/16/24	275	284
Fifth Third Bancorp	8.250%	3/1/38	225	330
Fifth Third Bank	0.900%	2/26/16	225	225
First Horizon National Corp.	5.375%	12/15/15	150	157
First Niagara Financial Group Inc.	6.750%	3/19/20	50	57
FirstMerit Corp.	4.350%	2/4/23	50	52
Goldman Sachs Capital I	6.345%	2/15/34	225	256
Goldman Sachs Group Inc.	5.350%	1/15/16	300	317
Goldman Sachs Group Inc.	3.625%	2/7/16	1,525	1,576
Goldman Sachs Group Inc.	5.750%	10/1/16	250	271
Goldman Sachs Group Inc.	5.625%	1/15/17	450	489
Goldman Sachs Group Inc.	6.250%	9/1/17	475	533
Goldman Sachs Group Inc.	5.950%	1/18/18	825	924
Goldman Sachs Group Inc.	2.375%	1/22/18	450	454
Goldman Sachs Group Inc.	6.150%	4/1/18	200	226
Goldman Sachs Group Inc.	2.900%	7/19/18	675	691
Goldman Sachs Group Inc.	2.625%	1/31/19	500	499
Goldman Sachs Group Inc.	7.500%	2/15/19	75	90
Goldman Sachs Group Inc.	5.375%	3/15/20	475	529
Goldman Sachs Group Inc.	6.000%	6/15/20	180	207
Goldman Sachs Group Inc.	5.250%	7/27/21	475	526
Goldman Sachs Group Inc.	5.750%	1/24/22	675	767
Goldman Sachs Group Inc.	3.625%	1/22/23	375	372
Goldman Sachs Group Inc.	4.000%	3/3/24	575	578

Goldman Sachs Group Inc.	3.850%	7/8/24	175	175
Goldman Sachs Group Inc.	5.950%	1/15/27	400	456
Goldman Sachs Group Inc.	6.125%	2/15/33	125	150
Goldman Sachs Group Inc.	6.450%	5/1/36	225	262
Goldman Sachs Group Inc.	6.750%	10/1/37	625	744
Goldman Sachs Group Inc.	6.250%	2/1/41	675	812
Goldman Sachs Group Inc.	4.800%	7/8/44	250	251
HSBC Bank USA NA	4.875%	8/24/20	250	276
HSBC Bank USA NA	5.625%	8/15/35	250	293
HSBC Holdings plc	5.100%	4/5/21	625	706
HSBC Holdings plc	4.875%	1/14/22	225	248
HSBC Holdings plc	4.000%	3/30/22	225	237
HSBC Holdings plc	4.250%	3/14/24	250	254
HSBC Holdings plc	7.625%	5/17/32	100	135
HSBC Holdings plc	7.350%	11/27/32	100	130
HSBC Holdings plc	6.500%	5/2/36	500	614
HSBC Holdings plc	6.500%	9/15/37	450	552
HSBC Holdings plc	6.800%	6/1/38	50	63
HSBC Holdings plc	5.250%	3/14/44	250	263
HSBC USA Inc.	1.625%	1/16/18	475	473
HSBC USA Inc.	2.625%	9/24/18	50	51
HSBC USA Inc.	3.500%	6/23/24	100	100
Huntington Bancshares Inc.	2.600%	8/2/18	50	51
Huntington Bancshares Inc.	7.000%	12/15/20	25	30
Huntington National Bank	1.300%	11/20/16	100	100
Huntington National Bank	1.375%	4/24/17	200	200
Intesa Sanpaolo SPA	3.125%	1/15/16	325	332
Intesa Sanpaolo SPA	2.375%	1/13/17	175	177
Intesa Sanpaolo SPA	3.875%	1/16/18	200	207
Intesa Sanpaolo SPA	3.875%	1/15/19	185	192
Intesa Sanpaolo SPA	5.250%	1/12/24	225	241
JPMorgan Chase & Co.	4.750%	3/1/15	775	789
JPMorgan Chase & Co.	5.150%	10/1/15	200	209
JPMorgan Chase & Co.	1.100%	10/15/15	600	602
JPMorgan Chase & Co.	2.600%	1/15/16	150	153
JPMorgan Chase & Co.	3.450%	3/1/16	350	362
JPMorgan Chase & Co.	3.150%	7/5/16	525	543
JPMorgan Chase & Co.	6.125%	6/27/17	75	84
JPMorgan Chase & Co.	2.000%	8/15/17	325	328
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,210
JPMorgan Chase & Co.	1.800%	1/25/18	450	448
JPMorgan Chase & Co.	1.625%	5/15/18	775	763
JPMorgan Chase & Co.	6.300%	4/23/19	825	956
JPMorgan Chase & Co.	4.400%	7/22/20	575	620
JPMorgan Chase & Co.	4.250%	10/15/20	250	267
JPMorgan Chase & Co.	4.625%	5/10/21	250	271
JPMorgan Chase & Co.	4.350%	8/15/21	205	219
JPMorgan Chase & Co.	4.500%	1/24/22	25	27
JPMorgan Chase & Co.	3.250%	9/23/22	750	740
JPMorgan Chase & Co.	3.200%	1/25/23	250	244
JPMorgan Chase & Co.	3.375%	5/1/23	300	287
JPMorgan Chase & Co.	3.875%	9/10/24	500	489
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,192
JPMorgan Chase & Co.	5.500%	10/15/40	250	285
JPMorgan Chase & Co.	5.600%	7/15/41	450	517
JPMorgan Chase & Co.	5.400%	1/6/42	150	171
JPMorgan Chase & Co.	5.625%	8/16/43	200	222

JPMorgan Chase & Co.	4.850%	2/1/44	175	183
JPMorgan Chase Bank NA	5.875%	6/13/16	25	27
JPMorgan Chase Bank NA	6.000%	10/1/17	375	419
KeyBank NA	5.450%	3/3/16	150	160
KeyBank NA	1.650%	2/1/18	75	75
KeyCorp	2.300%	12/13/18	125	125
KeyCorp	5.100%	3/24/21	25	28
Lloyds Bank plc	4.875%	1/21/16	150	158
Lloyds Bank plc	4.200%	3/28/17	75	80
Lloyds Bank plc	2.300%	11/27/18	225	226
Lloyds Bank plc	2.350%	9/5/19	425	421
Lloyds Bank plc	6.375%	1/21/21	175	209
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	229
Manufacturers & Traders Trust Co.	2.300%	1/30/19	150	150
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	100
6 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	156
Morgan Stanley	5.375%	10/15/15	175	183
Morgan Stanley	3.450%	11/2/15	700	720
Morgan Stanley	1.750%	2/25/16	150	152
Morgan Stanley	3.800%	4/29/16	575	599
Morgan Stanley	5.750%	10/18/16	375	408
Morgan Stanley	5.450%	1/9/17	575	625
Morgan Stanley	4.750%	3/22/17	255	274
Morgan Stanley	5.550%	4/27/17	50	55
Morgan Stanley	5.950%	12/28/17	375	420
Morgan Stanley	6.625%	4/1/18	450	515
Morgan Stanley	2.125%	4/25/18	425	426
Morgan Stanley	2.500%	1/24/19	150	150
Morgan Stanley	7.300%	5/13/19	525	627
Morgan Stanley	2.375%	7/23/19	400	393
Morgan Stanley	5.625%	9/23/19	800	901
Morgan Stanley	5.500%	1/26/20	275	309
Morgan Stanley	5.500%	7/24/20	175	197
Morgan Stanley	5.750%	1/25/21	250	284
Morgan Stanley	5.500%	7/28/21	75	84
Morgan Stanley	4.875%	11/1/22	425	448
Morgan Stanley	3.750%	2/25/23	675	675
Morgan Stanley	4.100%	5/22/23	350	349
Morgan Stanley	3.875%	4/29/24	525	524
Morgan Stanley	5.000%	11/24/25	100	105
Morgan Stanley	6.250%	8/9/26	450	540
Morgan Stanley	4.350%	9/8/26	225	221
Morgan Stanley	7.250%	4/1/32	150	200
MUFG Americas Holdings Corp.	3.500%	6/18/22	175	178
MUFG Union Bank NA	5.950%	5/11/16	100	107
MUFG Union Bank NA	2.125%	6/16/17	50	51
MUFG Union Bank NA	2.625%	9/26/18	125	127
MUFG Union Bank NA	2.250%	5/6/19	300	298
Murray Street Investment Trust I	4.647%	3/9/17	275	294
National Australia Bank Ltd.	2.750%	3/9/17	175	181
National Australia Bank Ltd.	2.300%	7/25/18	175	177
National Australia Bank Ltd.	3.000%	1/20/23	250	245
National Bank of Canada	1.450%	11/7/17	100	100
Northern Trust Corp.	3.375%	8/23/21	100	104
Northern Trust Corp.	3.950%	10/30/25	150	155
People's United Bank	4.000%	7/15/24	100	99
PNC Bank NA	4.875%	9/21/17	775	847

PNC Bank NA	6.000%	12/7/17	100	113
PNC Bank NA	2.250%	7/2/19	600	596
PNC Financial Services Group Inc.	3.900%	4/29/24	125	125
PNC Funding Corp.	5.250%	11/15/15	100	105
PNC Funding Corp.	5.625%	2/1/17	75	82
PNC Funding Corp.	6.700%	6/10/19	25	30
PNC Funding Corp.	5.125%	2/8/20	150	169
PNC Funding Corp.	4.375%	8/11/20	475	517
PNC Funding Corp.	3.300%	3/8/22	500	504
Regions Financial Corp.	2.000%	5/15/18	325	321
Royal Bank of Canada	0.800%	10/30/15	575	577
Royal Bank of Canada	2.625%	12/15/15	625	640
Royal Bank of Canada	2.875%	4/19/16	150	155
Royal Bank of Canada	1.200%	1/23/17	225	225
Royal Bank of Canada	1.250%	6/16/17	150	150
Royal Bank of Canada	2.200%	7/27/18	375	380
Royal Bank of Canada	2.200%	9/23/19	225	226
Royal Bank of Scotland Group plc	1.875%	3/31/17	100	100
Royal Bank of Scotland Group plc	6.400%	10/21/19	450	523
Royal Bank of Scotland plc	3.950%	9/21/15	25	26
Royal Bank of Scotland plc	4.375%	3/16/16	75	79
Royal Bank of Scotland plc	5.625%	8/24/20	150	169
Royal Bank of Scotland plc	6.125%	1/11/21	200	233
Santander Bank NA	8.750%	5/30/18	75	91
Santander Holdings USA Inc.	3.450%	8/27/18	50	52
Societe Generale SA	2.750%	10/12/17	225	231
Societe Generale SA	2.625%	10/1/18	125	127
State Street Corp.	2.875%	3/7/16	150	155
State Street Corp.	4.956%	3/15/18	275	299
State Street Corp.	1.350%	5/15/18	275	270
State Street Corp.	3.100%	5/15/23	150	146
State Street Corp.	3.700%	11/20/23	83	86
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	476
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	152
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	249
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	251
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	105
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	265
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	252
SunTrust Bank	7.250%	3/15/18	75	87
SunTrust Banks Inc.	3.600%	4/15/16	75	78
SunTrust Banks Inc.	3.500%	1/20/17	350	367
SunTrust Banks Inc.	6.000%	9/11/17	50	56
SunTrust Banks Inc.	2.350%	11/1/18	25	25
SunTrust Banks Inc.	2.500%	5/1/19	300	301
Svenska Handelsbanken AB	2.875%	4/4/17	475	493
Svenska Handelsbanken AB	2.500%	1/25/19	225	229
Svenska Handelsbanken AB	2.250%	6/17/19	225	224
Synchrony Financial	4.250%	8/15/24	250	249
Toronto-Dominion Bank	2.500%	7/14/16	120	124
Toronto-Dominion Bank	2.375%	10/19/16	250	257
Toronto-Dominion Bank	1.125%	5/2/17	150	149
Toronto-Dominion Bank	1.400%	4/30/18	250	246
Toronto-Dominion Bank	2.625%	9/10/18	300	307
Toronto-Dominion Bank	2.125%	7/2/19	100	99
UBS AG	7.000%	10/15/15	250	265
UBS AG	7.375%	6/15/17	200	225

UBS AG	5.875%	12/20/17	425	478
UBS AG	5.750%	4/25/18	575	649
UBS AG	4.875%	8/4/20	300	334
US Bancorp	3.150%	3/4/15	50	51
US Bancorp	3.442%	2/1/16	150	155
US Bancorp	1.950%	11/15/18	325	324
US Bancorp	2.200%	4/25/19	100	100
US Bancorp	4.125%	5/24/21	250	270
US Bancorp	3.000%	3/15/22	125	125
US Bancorp	2.950%	7/15/22	400	389
US Bancorp	3.600%	9/11/24	50	50
US Bank NA	1.375%	9/11/17	175	175
Vesey Street Investment Trust I	4.404%	9/1/16	25	26
Wachovia Bank NA	6.000%	11/15/17	200	226
Wachovia Bank NA	5.850%	2/1/37	300	370
Wachovia Bank NA	6.600%	1/15/38	225	300
Wachovia Corp.	5.625%	10/15/16	125	136
Wachovia Corp.	5.750%	6/15/17	425	474
Wachovia Corp.	5.750%	2/1/18	300	338
Wachovia Corp.	6.605%	10/1/25	500	610
Wells Fargo & Co.	3.676%	6/15/16	50	52
Wells Fargo & Co.	2.625%	12/15/16	350	362
Wells Fargo & Co.	2.100%	5/8/17	150	153
Wells Fargo & Co.	1.150%	6/2/17	400	398
Wells Fargo & Co.	1.400%	9/8/17	675	672
Wells Fargo & Co.	5.625%	12/11/17	575	643
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	2.150%	1/15/19	250	249
Wells Fargo & Co.	2.125%	4/22/19	500	495
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,455
Wells Fargo & Co.	3.500%	3/8/22	450	460
Wells Fargo & Co.	3.300%	9/9/24	400	392
Wells Fargo & Co.	5.375%	2/7/35	200	229
Wells Fargo & Co.	5.375%	11/2/43	300	329
Wells Fargo & Co.	5.606%	1/15/44	600	679
Wells Fargo Bank NA	5.750%	5/16/16	125	135
Wells Fargo Bank NA	5.950%	8/26/36	200	250
Westpac Banking Corp.	0.950%	1/12/16	125	126
Westpac Banking Corp.	1.200%	5/19/17	600	598
Westpac Banking Corp.	1.600%	1/12/18	200	199
Westpac Banking Corp.	2.250%	7/30/18	325	328
Westpac Banking Corp.	2.250%	1/17/19	225	226
Westpac Banking Corp.	4.875%	11/19/19	250	278
Zions Bancorporation	4.500%	6/13/23	6	6

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	103
Ameriprise Financial Inc.	5.650%	11/15/15	63	66
Ameriprise Financial Inc.	5.300%	3/15/20	250	284
Ameriprise Financial Inc.	4.000%	10/15/23	75	78
6 Ameriprise Financial Inc.	7.518%	6/1/66	50	55
BlackRock Inc.	6.250%	9/15/17	100	114
BlackRock Inc.	5.000%	12/10/19	160	181
BlackRock Inc.	4.250%	5/24/21	200	218
BlackRock Inc.	3.375%	6/1/22	225	231
BlackRock Inc.	3.500%	3/18/24	225	227
Charles Schwab Corp.	3.225%	9/1/22	300	303

CME Group Inc.	3.000%	9/15/22	250	249
CME Group Inc.	5.300%	9/15/43	100	115
Eaton Vance Corp.	3.625%	6/15/23	75	75
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	2.800%	9/15/22	225	220
IntercontinentalExchange Group Inc.	2.500%	10/15/18	25	25
IntercontinentalExchange Group Inc.	4.000%	10/15/23	100	104
Invesco Finance plc	3.125%	11/30/22	175	173
Invesco Finance plc	4.000%	1/30/24	200	209
Invesco Finance plc	5.375%	11/30/43	300	342
Jefferies Group LLC	5.125%	4/13/18	175	191
Jefferies Group LLC	8.500%	7/15/19	25	31
Jefferies Group LLC	6.875%	4/15/21	355	416
Jefferies Group LLC	5.125%	1/20/23	100	106
Jefferies Group LLC	6.450%	6/8/27	125	141
Jefferies Group LLC	6.250%	1/15/36	175	184
Lazard Group LLC	6.850%	6/15/17	325	367
Legg Mason Inc.	2.700%	7/15/19	100	100
Legg Mason Inc.	5.625%	1/15/44	300	327
Leucadia National Corp.	5.500%	10/18/23	100	104
Leucadia National Corp.	6.625%	10/23/43	75	78
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	191
Nomura Holdings Inc.	2.000%	9/13/16	250	253
Nomura Holdings Inc.	2.750%	3/19/19	325	326
Nomura Holdings Inc.	6.700%	3/4/20	200	238
Raymond James Financial Inc.	4.250%	4/15/16	50	52
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	58

Finance Companies (0.7%)
Air Lease Corp.	3.375%	1/15/19	300	304
Air Lease Corp.	4.750%	3/1/20	400	424
Air Lease Corp.	3.875%	4/1/21	275	278
Ares Capital Corp.	4.875%	11/30/18	400	422
Fifth Street Finance Corp.	4.875%	3/1/19	100	104
FS Investment Corp.	4.000%	7/15/19	200	200
GATX Corp.	2.500%	7/30/19	100	100
GATX Corp.	4.750%	6/15/22	100	108
General Electric Capital Corp.	4.375%	9/21/15	200	208
General Electric Capital Corp.	1.000%	12/11/15	50	50
General Electric Capital Corp.	1.000%	1/8/16	150	150
General Electric Capital Corp.	2.950%	5/9/16	450	466
General Electric Capital Corp.	3.350%	10/17/16	850	891
General Electric Capital Corp.	5.400%	2/15/17	300	328
General Electric Capital Corp.	2.300%	4/27/17	125	129
General Electric Capital Corp.	1.250%	5/15/17	150	150
General Electric Capital Corp.	5.625%	9/15/17	460	514
General Electric Capital Corp.	1.600%	11/20/17	125	125
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,173
General Electric Capital Corp.	6.000%	8/7/19	650	758
General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	575	660
General Electric Capital Corp.	5.550%	5/4/20	275	316
General Electric Capital Corp.	4.375%	9/16/20	150	164
General Electric Capital Corp.	5.300%	2/11/21	600	677
General Electric Capital Corp.	4.650%	10/17/21	775	857
General Electric Capital Corp.	3.100%	1/9/23	100	99
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,540

General Electric Capital Corp.	6.150%	8/7/37	475	587
General Electric Capital Corp.	5.875%	1/14/38	925	1,111
General Electric Capital Corp.	6.875%	1/10/39	575	774
6 General Electric Capital Corp.	6.375%	11/15/67	400	432
6 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	103
HSBC Finance Corp.	5.500%	1/19/16	400	423
HSBC Finance Corp.	6.676%	1/15/21	840	986
7 International Lease Finance Corp.	7.125%	9/1/18	500	561
Prospect Capital Corp.	5.000%	7/15/19	100	104
Prospect Capital Corp.	5.875%	3/15/23	25	26

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	50	73
ACE INA Holdings Inc.	2.600%	11/23/15	150	153
ACE INA Holdings Inc.	5.700%	2/15/17	100	110
ACE INA Holdings Inc.	5.800%	3/15/18	25	28
ACE INA Holdings Inc.	5.900%	6/15/19	25	29
ACE INA Holdings Inc.	2.700%	3/13/23	125	120
ACE INA Holdings Inc.	3.350%	5/15/24	100	100
ACE INA Holdings Inc.	4.150%	3/13/43	100	98
AEGON Funding Co. LLC	5.750%	12/15/20	331	381
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	6.500%	9/15/18	150	175
Aetna Inc.	2.750%	11/15/22	200	191
Aetna Inc.	6.625%	6/15/36	250	324
Aetna Inc.	6.750%	12/15/37	100	132
Aetna Inc.	4.500%	5/15/42	75	74
Aetna Inc.	4.125%	11/15/42	75	72
Aflac Inc.	2.650%	2/15/17	125	129
Aflac Inc.	4.000%	2/15/22	50	53
Aflac Inc.	3.625%	6/15/23	125	126
Aflac Inc.	6.900%	12/17/39	25	33
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.900%	9/15/44	100	99
Allied World Assurance Co. Ltd.	7.500%	8/1/16	75	83
Allstate Corp.	5.550%	5/9/35	75	89
Allstate Corp.	4.500%	6/15/43	50	51
6 Allstate Corp.	5.750%	8/15/53	75	80
6 Allstate Corp.	6.125%	5/15/67	125	133
Alterra Finance LLC	6.250%	9/30/20	55	64
American Financial Group Inc.	9.875%	6/15/19	50	65
American International Group Inc.	2.375%	8/24/15	25	25
American International Group Inc.	5.050%	10/1/15	225	235
American International Group Inc.	5.600%	10/18/16	325	355
American International Group Inc.	5.850%	1/16/18	125	141
American International Group Inc.	8.250%	8/15/18	75	91
American International Group Inc.	3.375%	8/15/20	125	129
American International Group Inc.	6.400%	12/15/20	385	457
American International Group Inc.	4.875%	6/1/22	100	110
American International Group Inc.	4.125%	2/15/24	300	311
American International Group Inc.	6.250%	5/1/36	475	593
American International Group Inc.	4.500%	7/16/44	325	321
6 American International Group Inc.	8.175%	5/15/68	525	710
6 American International Group Inc.	6.250%	3/15/87	125	139
Aon Corp.	5.000%	9/30/20	200	223
Aon Corp.	8.205%	1/1/27	25	32
Aon Corp.	6.250%	9/30/40	100	126

Aon plc	3.500%	6/14/24	100	97
Aon plc	4.450%	5/24/43	50	49
Aon plc	4.600%	6/14/44	175	174
Arch Capital Group Ltd.	7.350%	5/1/34	75	101
Arch Capital Group US Inc.	5.144%	11/1/43	50	54
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	57
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	225	233
Assurant Inc.	4.000%	3/15/23	100	101
Assurant Inc.	6.750%	2/15/34	50	60
AXA SA	8.600%	12/15/30	375	504
Axis Specialty Finance LLC	5.875%	6/1/20	75	85
AXIS Specialty Finance plc	5.150%	4/1/45	25	26
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	152
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	618
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	50
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	50	51
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	137
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	150
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	91
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	150	151
Berkshire Hathaway Inc.	2.200%	8/15/16	525	540
Berkshire Hathaway Inc.	3.000%	2/11/23	225	224
Brown & Brown Inc.	4.200%	9/15/24	100	101
Chubb Corp.	5.750%	5/15/18	50	57
Chubb Corp.	6.000%	5/11/37	125	158
Chubb Corp.	6.500%	5/15/38	50	67
6 Chubb Corp.	6.375%	3/29/67	325	357
Cigna Corp.	2.750%	11/15/16	175	181
Cigna Corp.	5.125%	6/15/20	150	168
Cigna Corp.	4.375%	12/15/20	75	81
Cigna Corp.	4.000%	2/15/22	75	79
Cigna Corp.	7.875%	5/15/27	50	66
Cigna Corp.	6.150%	11/15/36	275	331
Cigna Corp.	5.875%	3/15/41	50	61
Cigna Corp.	5.375%	2/15/42	75	83
Cincinnati Financial Corp.	6.125%	11/1/34	150	176
CNA Financial Corp.	6.500%	8/15/16	175	192
CNA Financial Corp.	7.350%	11/15/19	25	30
CNA Financial Corp.	5.875%	8/15/20	75	86
CNA Financial Corp.	5.750%	8/15/21	75	86
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	91
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	99
First American Financial Corp.	4.300%	2/1/23	50	51
Genworth Holdings Inc.	8.625%	12/15/16	275	317
Genworth Holdings Inc.	7.200%	2/15/21	75	89
Genworth Holdings Inc.	7.625%	9/24/21	100	121
Genworth Holdings Inc.	4.800%	2/15/24	75	77
Genworth Holdings Inc.	6.500%	6/15/34	150	170
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	136
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	109
Hartford Financial Services Group Inc.	4.000%	10/15/17	50	53
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	153
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	28
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	28
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	60
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	168

HCC Insurance Holdings Inc.	6.300%	11/15/19	100	116
Humana Inc.	7.200%	6/15/18	200	236
Humana Inc.	3.850%	10/1/24	150	150
Humana Inc.	8.150%	6/15/38	175	254
Humana Inc.	4.950%	10/1/44	100	101
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	53
Lincoln National Corp.	8.750%	7/1/19	75	96
Lincoln National Corp.	4.200%	3/15/22	175	185
Lincoln National Corp.	6.150%	4/7/36	150	184
Lincoln National Corp.	7.000%	6/15/40	100	133
6 Lincoln National Corp.	7.000%	5/17/66	200	205
Loews Corp.	2.625%	5/15/23	75	71
Loews Corp.	6.000%	2/1/35	50	60
Loews Corp.	4.125%	5/15/43	175	165
Manulife Financial Corp.	4.900%	9/17/20	275	302
Markel Corp.	7.125%	9/30/19	50	60
Markel Corp.	4.900%	7/1/22	125	136
Markel Corp.	5.000%	3/30/43	50	51
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	97
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	325
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	100
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	99
MetLife Inc.	5.000%	6/15/15	125	129
MetLife Inc.	1.756%	12/15/17	100	101
MetLife Inc.	2.463%	12/15/17	90	90
MetLife Inc.	6.817%	8/15/18	25	29
MetLife Inc.	7.717%	2/15/19	50	61
MetLife Inc.	4.750%	2/8/21	700	776
MetLife Inc.	3.048%	12/15/22	100	99
MetLife Inc.	3.600%	4/10/24	125	126
MetLife Inc.	6.500%	12/15/32	175	228
MetLife Inc.	6.375%	6/15/34	100	129
MetLife Inc.	5.700%	6/15/35	200	241
MetLife Inc.	5.875%	2/6/41	25	29
MetLife Inc.	2.463%	12/15/44	63	64
6 MetLife Inc.	6.400%	12/15/66	200	224
Old Republic International Corp.	4.875%	10/1/24	125	125
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	51
PartnerRe Finance B LLC	5.500%	6/1/20	100	112
Primerica Inc.	4.750%	7/15/22	25	27
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	3.300%	9/15/22	200	200
Principal Financial Group Inc.	3.125%	5/15/23	100	98
Principal Financial Group Inc.	6.050%	10/15/36	100	123
Principal Financial Group Inc.	4.625%	9/15/42	50	52
Principal Financial Group Inc.	4.350%	5/15/43	50	49
ProAssurance Corp.	5.300%	11/15/23	50	54
Progressive Corp.	3.750%	8/23/21	75	79
Progressive Corp.	6.625%	3/1/29	125	163
Progressive Corp.	4.350%	4/25/44	50	51
6 Progressive Corp.	6.700%	6/15/67	125	137
Protective Life Corp.	8.450%	10/15/39	25	37
Prudential Financial Inc.	5.500%	3/15/16	65	69
Prudential Financial Inc.	6.000%	12/1/17	250	283
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	425	481
Prudential Financial Inc.	5.750%	7/15/33	50	58

Prudential Financial Inc.	5.400%	6/13/35	100	112
Prudential Financial Inc.	5.900%	3/17/36	375	441
Prudential Financial Inc.	6.625%	6/21/40	400	510
6 Prudential Financial Inc.	5.875%	9/15/42	100	106
6 Prudential Financial Inc.	5.625%	6/15/43	375	392
Prudential Financial Inc.	5.100%	8/15/43	50	53
Reinsurance Group of America Inc.	4.700%	9/15/23	125	133
6 Reinsurance Group of America Inc.	6.750%	12/15/65	150	154
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	63
Torchmark Corp.	6.375%	6/15/16	100	109
Transatlantic Holdings Inc.	8.000%	11/30/39	175	243
Travelers Cos. Inc.	5.750%	12/15/17	250	282
Travelers Cos. Inc.	5.900%	6/2/19	650	755
Travelers Cos. Inc.	3.900%	11/1/20	125	134
Trinity Acquisition plc	4.625%	8/15/23	175	182
Trinity Acquisition plc	6.125%	8/15/43	75	82
UnitedHealth Group Inc.	6.000%	6/15/17	150	168
UnitedHealth Group Inc.	1.400%	10/15/17	100	100
UnitedHealth Group Inc.	6.000%	2/15/18	400	455
UnitedHealth Group Inc.	1.625%	3/15/19	275	269
UnitedHealth Group Inc.	3.375%	11/15/21	100	103
UnitedHealth Group Inc.	2.750%	2/15/23	175	170
UnitedHealth Group Inc.	6.500%	6/15/37	50	66
UnitedHealth Group Inc.	6.625%	11/15/37	125	164
UnitedHealth Group Inc.	6.875%	2/15/38	320	439
UnitedHealth Group Inc.	4.625%	11/15/41	75	78
UnitedHealth Group Inc.	4.375%	3/15/42	50	50
UnitedHealth Group Inc.	3.950%	10/15/42	75	70
UnitedHealth Group Inc.	4.250%	3/15/43	275	268
Unum Group	7.125%	9/30/16	100	112
Unum Group	5.625%	9/15/20	50	57
Unum Group	5.750%	8/15/42	25	29
Validus Holdings Ltd.	8.875%	1/26/40	75	106
Voya Financial Inc.	2.900%	2/15/18	75	77
Voya Financial Inc.	5.500%	7/15/22	25	28
Voya Financial Inc.	5.700%	7/15/43	100	113
WellPoint Inc.	1.250%	9/10/15	100	101
WellPoint Inc.	5.875%	6/15/17	25	28
WellPoint Inc.	1.875%	1/15/18	125	125
WellPoint Inc.	3.125%	5/15/22	75	74
WellPoint Inc.	3.300%	1/15/23	125	123
WellPoint Inc.	5.950%	12/15/34	425	506
WellPoint Inc.	5.850%	1/15/36	225	265
WellPoint Inc.	6.375%	6/15/37	50	62
WellPoint Inc.	4.625%	5/15/42	175	170
WellPoint Inc.	5.100%	1/15/44	100	107
WellPoint Inc.	4.650%	8/15/44	100	98
WellPoint Inc.	4.850%	8/15/54	200	197
WR Berkley Corp.	5.375%	9/15/20	25	28
XLIT Ltd.	5.750%	10/1/21	105	122
XLIT Ltd.	6.250%	5/15/27	125	148

Other Finance (0.0%)
ORIX Corp.	5.000%	1/12/16	115	120
XTRA Finance Corp.	5.150%	4/1/17	375	408

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	99
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	132
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	100
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	100
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	200	200
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	150	149
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	125	126
Arden Realty LP	5.250%	3/1/15	25	25
AvalonBay Communities Inc.	5.750%	9/15/16	50	55
AvalonBay Communities Inc.	2.850%	3/15/23	25	24
AvalonBay Communities Inc.	4.200%	12/15/23	75	78
BioMed Realty LP	3.850%	4/15/16	125	130
BioMed Realty LP	2.625%	5/1/19	100	99
BioMed Realty LP	4.250%	7/15/22	50	51
Boston Properties LP	5.625%	11/15/20	225	256
Boston Properties LP	4.125%	5/15/21	75	80
Boston Properties LP	3.850%	2/1/23	225	230
Boston Properties LP	3.125%	9/1/23	275	263
Brandywine Operating Partnership LP	4.950%	4/15/18	250	270
Brandywine Operating Partnership LP	4.100%	10/1/24	100	99
Brandywine Operating Partnership LP	4.550%	10/1/29	100	98
Camden Property Trust	2.950%	12/15/22	125	120
CBL & Associates LP	5.250%	12/1/23	100	107
Corporate Office Properties LP	3.600%	5/15/23	50	48
CubeSmart LP	4.375%	12/15/23	100	103
DDR Corp.	4.750%	4/15/18	25	27
DDR Corp.	3.500%	1/15/21	75	75
DDR Corp.	4.625%	7/15/22	200	211
DDR Corp.	3.375%	5/15/23	275	262
Digital Realty Trust LP	5.250%	3/15/21	225	244
Duke Realty LP	5.950%	2/15/17	125	137
Duke Realty LP	8.250%	8/15/19	100	124
Duke Realty LP	6.750%	3/15/20	250	295
EPR Properties	5.750%	8/15/22	25	27
EPR Properties	5.250%	7/15/23	125	131
Equity CommonWealth	5.875%	9/15/20	100	108
ERP Operating LP	5.125%	3/15/16	75	80
ERP Operating LP	5.375%	8/1/16	50	54
ERP Operating LP	5.750%	6/15/17	25	28
ERP Operating LP	4.625%	12/15/21	215	233
ERP Operating LP	3.000%	4/15/23	125	120
ERP Operating LP	4.500%	7/1/44	150	147
Essex Portfolio LP	5.500%	3/15/17	75	82
Essex Portfolio LP	3.375%	1/15/23	175	172
Essex Portfolio LP	3.250%	5/1/23	25	24
Excel Trust LP	4.625%	5/15/24	50	51
Federal Realty Investment Trust	3.000%	8/1/22	75	74
Federal Realty Investment Trust	2.750%	6/1/23	25	24
HCP Inc.	3.750%	2/1/16	425	441
HCP Inc.	6.300%	9/15/16	100	110
HCP Inc.	6.700%	1/30/18	50	57
HCP Inc.	3.750%	2/1/19	50	53

HCP Inc.	2.625%	2/1/20	25	25
HCP Inc.	5.375%	2/1/21	25	28
HCP Inc.	3.150%	8/1/22	75	73
HCP Inc.	4.250%	11/15/23	150	154
HCP Inc.	6.750%	2/1/41	100	129
Health Care REIT Inc.	3.625%	3/15/16	25	26
Health Care REIT Inc.	6.200%	6/1/16	275	298
Health Care REIT Inc.	4.700%	9/15/17	25	27
Health Care REIT Inc.	2.250%	3/15/18	200	201
Health Care REIT Inc.	4.125%	4/1/19	200	213
Health Care REIT Inc.	4.950%	1/15/21	75	82
Health Care REIT Inc.	5.250%	1/15/22	100	111
Health Care REIT Inc.	3.750%	3/15/23	75	74
Health Care REIT Inc.	6.500%	3/15/41	25	31
Health Care REIT Inc.	5.125%	3/15/43	75	78
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	55
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	48
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	99
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	24
Highwoods Realty LP	3.200%	6/15/21	400	393
Hospitality Properties Trust	6.700%	1/15/18	250	279
Kilroy Realty LP	5.000%	11/3/15	100	104
Kilroy Realty LP	4.800%	7/15/18	125	135
Kilroy Realty LP	3.800%	1/15/23	200	200
Kimco Realty Corp.	5.783%	3/15/16	25	27
Kimco Realty Corp.	5.700%	5/1/17	250	276
Kimco Realty Corp.	6.875%	10/1/19	50	60
Kimco Realty Corp.	3.125%	6/1/23	25	24
Liberty Property LP	5.500%	12/15/16	50	54
Liberty Property LP	3.375%	6/15/23	50	48
Mack-Cali Realty LP	7.750%	8/15/19	100	118
Mack-Cali Realty LP	4.500%	4/18/22	75	75
Mid-America Apartments LP	4.300%	10/15/23	50	52
Mid-America Apartments LP	3.750%	6/15/24	50	50
National Retail Properties Inc.	6.875%	10/15/17	275	316
Omega Healthcare Investors Inc.	6.750%	10/15/22	150	160
7 Omega Healthcare Investors Inc.	4.950%	4/1/24	100	102
7 Omega Healthcare Investors Inc.	4.500%	1/15/25	100	98
Piedmont Operating Partnership LP	3.400%	6/1/23	50	47
Piedmont Operating Partnership LP	4.450%	3/15/24	300	305
Post Apartment Homes LP	3.375%	12/1/22	50	49
ProLogis LP	4.500%	8/15/17	25	27
ProLogis LP	6.875%	3/15/20	200	237
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	200	236
Realty Income Corp.	5.750%	1/15/21	200	227
Realty Income Corp.	3.250%	10/15/22	50	49
Regency Centers LP	3.750%	6/15/24	150	149
Retail Opportunity Investments Corp.	5.000%	12/15/23	25	27
Senior Housing Properties Trust	4.300%	1/15/16	50	52
Senior Housing Properties Trust	3.250%	5/1/19	100	101
Senior Housing Properties Trust	4.750%	5/1/24	100	101
Simon Property Group LP	5.750%	12/1/15	525	551
Simon Property Group LP	5.250%	12/1/16	250	271
Simon Property Group LP	2.150%	9/15/17	75	77
Simon Property Group LP	6.125%	5/30/18	225	258
Simon Property Group LP	2.200%	2/1/19	175	176

Simon Property Group LP	5.650%	2/1/20	75	86
Simon Property Group LP	4.375%	3/1/21	125	136
Simon Property Group LP	3.375%	3/15/22	100	102
Simon Property Group LP	2.750%	2/1/23	25	24
Simon Property Group LP	3.750%	2/1/24	150	154
Simon Property Group LP	4.750%	3/15/42	75	78
Tanger Properties LP	6.150%	11/15/15	100	106
Tanger Properties LP	3.875%	12/1/23	25	25
UDR Inc.	4.250%	6/1/18	125	134
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	53
Ventas Realty LP	1.550%	9/26/16	75	76
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	5.700%	9/30/43	75	86
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	100
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	159
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	135
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	194
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	75
Weingarten Realty Investors	3.375%	10/15/22	25	25
Weingarten Realty Investors	3.500%	4/15/23	100	98
				205,440
Industrial (16.4%)
Basic Industry (1.5%)
Agrium Inc.	6.750%	1/15/19	200	235
Agrium Inc.	3.500%	6/1/23	299	297
Agrium Inc.	6.125%	1/15/41	25	30
Agrium Inc.	4.900%	6/1/43	50	51
Air Products & Chemicals Inc.	2.000%	8/2/16	125	127
Air Products & Chemicals Inc.	1.200%	10/15/17	75	74
Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
Air Products & Chemicals Inc.	2.750%	2/3/23	50	49
Air Products & Chemicals Inc.	3.350%	7/31/24	75	75
Airgas Inc.	3.250%	10/1/15	150	154
Airgas Inc.	3.650%	7/15/24	100	100
Albemarle Corp.	4.500%	12/15/20	25	27
Barrick Gold Corp.	6.950%	4/1/19	175	203
Barrick Gold Corp.	3.850%	4/1/22	200	192
Barrick Gold Corp.	4.100%	5/1/23	500	481
Barrick North America Finance LLC	6.800%	9/15/18	175	203
Barrick North America Finance LLC	4.400%	5/30/21	125	128
Barrick North America Finance LLC	5.700%	5/30/41	450	451
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	53
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	153
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	379
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	110
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	151
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	236
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	26
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	224
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	105
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	143
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	675	741
Cabot Corp.	2.550%	1/15/18	150	152
Carpenter Technology Corp.	5.200%	7/15/21	125	135
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26

Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	76
CF Industries Inc.	6.875%	5/1/18	275	317
CF Industries Inc.	7.125%	5/1/20	380	456
CF Industries Inc.	4.950%	6/1/43	125	126
Domtar Corp.	6.250%	9/1/42	25	27
Domtar Corp.	6.750%	2/15/44	100	112
Dow Chemical Co.	2.500%	2/15/16	75	77
Dow Chemical Co.	5.700%	5/15/18	25	28
Dow Chemical Co.	8.550%	5/15/19	325	409
Dow Chemical Co.	4.250%	11/15/20	125	133
Dow Chemical Co.	4.125%	11/15/21	100	105
Dow Chemical Co.	3.500%	10/1/24	50	49
Dow Chemical Co.	7.375%	11/1/29	25	33
Dow Chemical Co.	4.250%	10/1/34	50	48
Dow Chemical Co.	9.400%	5/15/39	350	554
Dow Chemical Co.	5.250%	11/15/41	200	215
Eastman Chemical Co.	3.000%	12/15/15	50	51
Eastman Chemical Co.	2.400%	6/1/17	75	77
Eastman Chemical Co.	5.500%	11/15/19	150	170
Eastman Chemical Co.	4.500%	1/15/21	75	80
Eastman Chemical Co.	3.600%	8/15/22	200	201
Eastman Chemical Co.	4.800%	9/1/42	225	221
Ecolab Inc.	3.000%	12/8/16	50	52
Ecolab Inc.	1.450%	12/8/17	225	223
Ecolab Inc.	4.350%	12/8/21	400	431
Ecolab Inc.	5.500%	12/8/41	150	172
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	153
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	27
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	315
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	442
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	121
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	126
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	163
FMC Corp.	3.950%	2/1/22	50	52
FMC Corp.	4.100%	2/1/24	500	518
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	50	51
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	400	401
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	300	298
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	550	536
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	460	454
Freeport-McMoRan Inc.	5.450%	3/15/43	225	229
Georgia-Pacific LLC	8.000%	1/15/24	250	336
Georgia-Pacific LLC	7.375%	12/1/25	100	131
Georgia-Pacific LLC	8.875%	5/15/31	250	377
Glencore Canada Corp.	5.500%	6/15/17	200	219
Goldcorp Inc.	2.125%	3/15/18	200	200
Goldcorp Inc.	3.700%	3/15/23	200	196
Goldcorp Inc.	5.450%	6/9/44	100	104
International Paper Co.	7.500%	8/15/21	450	559
International Paper Co.	3.650%	6/15/24	100	97
International Paper Co.	7.300%	11/15/39	100	130
International Paper Co.	4.800%	6/15/44	200	194
Kinross Gold Corp.	5.125%	9/1/21	75	77
7 Kinross Gold Corp.	5.950%	3/15/24	100	103
Kinross Gold Corp.	6.875%	9/1/41	50	52
8 LYB International Finance BV	4.875%	3/15/44	225	229
LyondellBasell Industries NV	5.000%	4/15/19	550	605

LyondellBasell Industries NV	6.000%	11/15/21	175	203
LyondellBasell Industries NV	5.750%	4/15/24	175	202
Monsanto Co.	2.125%	7/15/19	100	99
Monsanto Co.	2.750%	7/15/21	200	198
Monsanto Co.	4.200%	7/15/34	100	101
Monsanto Co.	5.875%	4/15/38	325	396
Monsanto Co.	4.400%	7/15/44	150	147
Monsanto Co.	4.700%	7/15/64	300	299
Mosaic Co.	3.750%	11/15/21	150	156
Mosaic Co.	4.250%	11/15/23	450	467
Mosaic Co.	5.450%	11/15/33	100	110
Mosaic Co.	5.625%	11/15/43	100	111
Newmont Mining Corp.	3.500%	3/15/22	400	371
Newmont Mining Corp.	5.875%	4/1/35	100	100
Newmont Mining Corp.	4.875%	3/15/42	100	84
Nucor Corp.	5.750%	12/1/17	25	28
Nucor Corp.	5.850%	6/1/18	150	170
Nucor Corp.	6.400%	12/1/37	100	121
Nucor Corp.	5.200%	8/1/43	200	212
Packaging Corp. of America	3.900%	6/15/22	100	103
Packaging Corp. of America	4.500%	11/1/23	350	370
Placer Dome Inc.	6.450%	10/15/35	75	83
Plains Exploration & Production Co.	6.500%	11/15/20	1,000	1,096
Plains Exploration & Production Co.	6.750%	2/1/22	200	222
Plum Creek Timberlands LP	5.875%	11/15/15	100	105
Plum Creek Timberlands LP	4.700%	3/15/21	75	81
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	184
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	140
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	210
PPG Industries Inc.	1.900%	1/15/16	175	178
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	50	55
Praxair Inc.	3.000%	9/1/21	75	77
Praxair Inc.	2.450%	2/15/22	450	436
Praxair Inc.	2.200%	8/15/22	200	189
Praxair Inc.	3.550%	11/7/42	50	45
Rayonier Inc.	3.750%	4/1/22	50	50
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	77
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	26
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	273
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	75	76
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	359
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	174
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	704
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	78
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	310
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	97
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	133
Rio Tinto Finance USA plc	1.375%	6/17/16	75	75
Rio Tinto Finance USA plc	2.000%	3/22/17	125	127
Rio Tinto Finance USA plc	1.625%	8/21/17	200	201
Rio Tinto Finance USA plc	2.250%	12/14/18	75	76
Rio Tinto Finance USA plc	3.500%	3/22/22	75	77
Rio Tinto Finance USA plc	2.875%	8/21/22	75	72
Rio Tinto Finance USA plc	4.750%	3/22/42	150	151
Rio Tinto Finance USA plc	4.125%	8/21/42	200	182
Rohm & Haas Co.	7.850%	7/15/29	250	344

RPM International Inc.	6.125%	10/15/19	25	29
RPM International Inc.	3.450%	11/15/22	100	97
Sigma-Aldrich Corp.	3.375%	11/1/20	50	52
Southern Copper Corp.	5.375%	4/16/20	75	82
Southern Copper Corp.	7.500%	7/27/35	300	356
Southern Copper Corp.	6.750%	4/16/40	125	139
Syngenta Finance NV	3.125%	3/28/22	100	100
Syngenta Finance NV	4.375%	3/28/42	50	51
Teck Resources Ltd.	3.150%	1/15/17	25	26
Teck Resources Ltd.	2.500%	2/1/18	125	125
Teck Resources Ltd.	3.000%	3/1/19	75	74
Teck Resources Ltd.	4.750%	1/15/22	25	26
Teck Resources Ltd.	3.750%	2/1/23	250	236
Teck Resources Ltd.	6.125%	10/1/35	200	208
Teck Resources Ltd.	6.250%	7/15/41	225	233
Teck Resources Ltd.	5.200%	3/1/42	150	137
Teck Resources Ltd.	5.400%	2/1/43	50	46
Vale Canada Ltd.	5.700%	10/15/15	125	131
Vale Overseas Ltd.	6.250%	1/23/17	50	55
Vale Overseas Ltd.	5.625%	9/15/19	175	196
Vale Overseas Ltd.	4.625%	9/15/20	275	290
Vale Overseas Ltd.	4.375%	1/11/22	700	703
Vale Overseas Ltd.	8.250%	1/17/34	50	63
Vale Overseas Ltd.	6.875%	11/21/36	500	563
Vale Overseas Ltd.	6.875%	11/10/39	450	510
Valspar Corp.	7.250%	6/15/19	100	119
Westlake Chemical Corp.	3.600%	7/15/22	25	25
Westvaco Corp.	7.950%	2/15/31	125	159
Weyerhaeuser Co.	7.375%	10/1/19	100	120
Weyerhaeuser Co.	8.500%	1/15/25	50	66
Weyerhaeuser Co.	7.375%	3/15/32	200	265
Weyerhaeuser Co.	6.875%	12/15/33	50	64
7 Yamana Gold Inc.	4.950%	7/15/24	110	111

Capital Goods (1.3%)
3M Co.	6.375%	2/15/28	100	131
3M Co.	5.700%	3/15/37	125	156
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	4.375%	5/8/42	25	26
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	56
Boeing Co.	6.000%	3/15/19	400	465
Boeing Co.	4.875%	2/15/20	75	85
Boeing Co.	6.625%	2/15/38	50	68
Boeing Co.	6.875%	3/15/39	75	106
Boeing Co.	5.875%	2/15/40	275	347
Carlisle Cos. Inc.	3.750%	11/15/22	75	75
Caterpillar Financial Services Corp.	1.050%	3/26/15	300	301
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	386
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	307
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	632
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	99
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	250
Caterpillar Inc.	1.500%	6/26/17	150	151
Caterpillar Inc.	3.900%	5/27/21	75	81
Caterpillar Inc.	2.600%	6/26/22	50	49
Caterpillar Inc.	3.400%	5/15/24	250	252
Caterpillar Inc.	3.803%	8/15/42	443	411

Cooper US Inc.	2.375%	1/15/16	500	511
Crane Co.	2.750%	12/15/18	50	51
Crane Co.	4.450%	12/15/23	50	52
CRH America Inc.	4.125%	1/15/16	50	52
CRH America Inc.	6.000%	9/30/16	225	246
CRH America Inc.	8.125%	7/15/18	100	121
CRH America Inc.	5.750%	1/15/21	75	86
Danaher Corp.	2.300%	6/23/16	50	51
Danaher Corp.	5.625%	1/15/18	75	84
Deere & Co.	4.375%	10/16/19	175	193
Deere & Co.	2.600%	6/8/22	325	316
Deere & Co.	5.375%	10/16/29	125	147
Deere & Co.	7.125%	3/3/31	100	137
Deere & Co.	3.900%	6/9/42	75	71
Dover Corp.	5.450%	3/15/18	200	223
Dover Corp.	6.600%	3/15/38	75	100
Eaton Corp.	5.600%	5/15/18	300	337
Eaton Corp.	2.750%	11/2/22	200	193
Eaton Corp.	4.000%	11/2/32	25	25
Eaton Corp.	4.150%	11/2/42	50	48
7 Embraer Overseas Ltd.	5.696%	9/16/23	451	481
Emerson Electric Co.	5.250%	10/15/18	250	281
Emerson Electric Co.	4.875%	10/15/19	25	28
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	6.000%	8/15/32	275	346
9 Exelis Inc.	4.250%	10/1/16	75	79
Flowserve Corp.	3.500%	9/15/22	250	249
Flowserve Corp.	4.000%	11/15/23	50	51
General Dynamics Corp.	1.000%	11/15/17	275	272
General Dynamics Corp.	3.600%	11/15/42	100	90
General Electric Co.	0.850%	10/9/15	375	376
General Electric Co.	5.250%	12/6/17	765	850
General Electric Co.	2.700%	10/9/22	1,450	1,412
General Electric Co.	4.125%	10/9/42	375	370
General Electric Co.	4.500%	3/11/44	50	52
Honeywell International Inc.	5.300%	3/15/17	200	220
Honeywell International Inc.	4.250%	3/1/21	450	493
Honeywell International Inc.	5.700%	3/15/37	200	244
Honeywell International Inc.	5.375%	3/1/41	250	297
Illinois Tool Works Inc.	6.250%	4/1/19	100	117
Illinois Tool Works Inc.	3.375%	9/15/21	100	105
Illinois Tool Works Inc.	4.875%	9/15/41	75	83
Illinois Tool Works Inc.	3.900%	9/1/42	75	71
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	500	586
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	51
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	75	79
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	30
John Deere Capital Corp.	0.750%	1/22/16	50	50
John Deere Capital Corp.	1.050%	12/15/16	100	100
John Deere Capital Corp.	2.000%	1/13/17	150	153
John Deere Capital Corp.	2.800%	9/18/17	275	286
John Deere Capital Corp.	1.200%	10/10/17	200	199
John Deere Capital Corp.	1.300%	3/12/18	125	123
John Deere Capital Corp.	5.750%	9/10/18	275	313
John Deere Capital Corp.	1.700%	1/15/20	125	121
John Deere Capital Corp.	2.800%	3/4/21	100	100
John Deere Capital Corp.	3.900%	7/12/21	500	537

John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.800%	1/27/23	50	49
Joy Global Inc.	6.000%	11/15/16	50	55
Kennametal Inc.	2.650%	11/1/19	75	75
Kennametal Inc.	3.875%	2/15/22	50	51
L-3 Communications Corp.	1.500%	5/28/17	200	198
L-3 Communications Corp.	5.200%	10/15/19	100	110
L-3 Communications Corp.	4.750%	7/15/20	75	81
L-3 Communications Corp.	4.950%	2/15/21	75	81
L-3 Communications Corp.	3.950%	5/28/24	200	198
Lockheed Martin Corp.	3.350%	9/15/21	500	517
Lockheed Martin Corp.	6.150%	9/1/36	725	920
Lockheed Martin Corp.	5.500%	11/15/39	25	29
Martin Marietta Materials Inc.	6.600%	4/15/18	150	171
Mohawk Industries Inc.	3.850%	2/1/23	800	800
Northrop Grumman Corp.	1.750%	6/1/18	275	273
Northrop Grumman Corp.	3.500%	3/15/21	200	207
Northrop Grumman Corp.	3.250%	8/1/23	150	148
Northrop Grumman Corp.	5.050%	11/15/40	50	53
Northrop Grumman Corp.	4.750%	6/1/43	125	128
Owens Corning	6.500%	12/1/16	341	376
Owens Corning	4.200%	12/15/22	150	153
Parker Hannifin Corp.	5.500%	5/15/18	50	56
Parker Hannifin Corp.	3.500%	9/15/22	100	104
Parker Hannifin Corp.	6.250%	5/15/38	25	33
Pentair Finance SA	1.350%	12/1/15	125	126
Pentair Finance SA	2.650%	12/1/19	250	248
Precision Castparts Corp.	0.700%	12/20/15	75	75
Precision Castparts Corp.	1.250%	1/15/18	325	321
Precision Castparts Corp.	2.500%	1/15/23	25	24
Precision Castparts Corp.	3.900%	1/15/43	75	72
Raytheon Co.	6.750%	3/15/18	125	145
Raytheon Co.	4.400%	2/15/20	100	110
Raytheon Co.	3.125%	10/15/20	25	26
Raytheon Co.	2.500%	12/15/22	175	167
Raytheon Co.	7.200%	8/15/27	25	33
Raytheon Co.	4.700%	12/15/41	300	322
Republic Services Inc.	3.800%	5/15/18	150	159
Republic Services Inc.	5.500%	9/15/19	100	114
Republic Services Inc.	5.000%	3/1/20	125	139
Republic Services Inc.	5.250%	11/15/21	75	85
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	6.086%	3/15/35	75	89
Republic Services Inc.	6.200%	3/1/40	125	153
Republic Services Inc.	5.700%	5/15/41	200	235
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	50	64
Rockwell Automation Inc.	6.250%	12/1/37	100	129
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	50
Roper Industries Inc.	1.850%	11/15/17	75	75
Roper Industries Inc.	2.050%	10/1/18	200	198
Roper Industries Inc.	6.250%	9/1/19	75	87
Snap-on Inc.	6.125%	9/1/21	75	87
Sonoco Products Co.	4.375%	11/1/21	25	26
Sonoco Products Co.	5.750%	11/1/40	345	399
Stanley Black & Decker Inc.	3.400%	12/1/21	150	155

Stanley Black & Decker Inc.	5.200%	9/1/40	125	142
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	225	269
United Technologies Corp.	1.800%	6/1/17	225	228
United Technologies Corp.	5.375%	12/15/17	575	643
United Technologies Corp.	4.500%	4/15/20	100	111
United Technologies Corp.	3.100%	6/1/22	375	375
United Technologies Corp.	6.700%	8/1/28	100	132
United Technologies Corp.	7.500%	9/15/29	125	178
United Technologies Corp.	5.400%	5/1/35	150	179
United Technologies Corp.	6.050%	6/1/36	100	127
United Technologies Corp.	6.125%	7/15/38	300	382
United Technologies Corp.	5.700%	4/15/40	100	122
United Technologies Corp.	4.500%	6/1/42	550	576
Valmont Industries Inc.	5.000%	10/1/44	180	177
Waste Management Inc.	2.600%	9/1/16	125	129
Waste Management Inc.	6.100%	3/15/18	375	428
Waste Management Inc.	4.600%	3/1/21	50	55
Waste Management Inc.	3.500%	5/15/24	100	100
Waste Management Inc.	6.125%	11/30/39	200	247

Communication (3.0%)
21st Century Fox America Inc.	4.500%	2/15/21	200	218
21st Century Fox America Inc.	3.000%	9/15/22	150	146
21st Century Fox America Inc.	6.550%	3/15/33	300	374
21st Century Fox America Inc.	6.200%	12/15/34	500	611
21st Century Fox America Inc.	6.400%	12/15/35	365	454
21st Century Fox America Inc.	8.150%	10/17/36	175	248
21st Century Fox America Inc.	6.150%	3/1/37	100	119
21st Century Fox America Inc.	6.900%	8/15/39	100	129
7 21st Century Fox America Inc.	4.750%	9/15/44	100	100
America Movil SAB de CV	2.375%	9/8/16	300	307
America Movil SAB de CV	5.625%	11/15/17	150	167
America Movil SAB de CV	5.000%	10/16/19	400	444
America Movil SAB de CV	6.375%	3/1/35	175	210
America Movil SAB de CV	6.125%	11/15/37	150	175
America Movil SAB de CV	6.125%	3/30/40	475	552
America Movil SAB de CV	4.375%	7/16/42	250	233
American Tower Corp.	4.500%	1/15/18	225	240
American Tower Corp.	3.450%	9/15/21	600	590
American Tower Corp.	5.900%	11/1/21	500	561
American Tower Corp.	3.500%	1/31/23	50	48
AT&T Inc.	2.500%	8/15/15	400	407
AT&T Inc.	0.800%	12/1/15	150	150
AT&T Inc.	2.950%	5/15/16	125	129
AT&T Inc.	2.400%	8/15/16	200	205
AT&T Inc.	1.700%	6/1/17	425	429
AT&T Inc.	1.400%	12/1/17	200	199
AT&T Inc.	5.500%	2/1/18	100	112
AT&T Inc.	5.600%	5/15/18	450	507
AT&T Inc.	2.375%	11/27/18	400	404
AT&T Inc.	5.800%	2/15/19	250	287
AT&T Inc.	2.300%	3/11/19	100	100
AT&T Inc.	4.450%	5/15/21	250	271
AT&T Inc.	3.875%	8/15/21	250	262
AT&T Inc.	3.000%	2/15/22	300	295
AT&T Inc.	2.625%	12/1/22	350	333

AT&T Inc.	3.900%	3/11/24	125	127
AT&T Inc.	6.450%	6/15/34	315	386
AT&T Inc.	6.500%	9/1/37	225	273
AT&T Inc.	6.300%	1/15/38	350	414
AT&T Inc.	6.550%	2/15/39	50	61
AT&T Inc.	5.350%	9/1/40	631	666
AT&T Inc.	5.550%	8/15/41	275	298
AT&T Inc.	4.300%	12/15/42	271	248
AT&T Inc.	4.800%	6/15/44	600	592
AT&T Inc.	4.350%	6/15/45	374	342
AT&T Mobility LLC	7.125%	12/15/31	175	236
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	105
BellSouth Corp.	6.875%	10/15/31	78	96
BellSouth Corp.	6.550%	6/15/34	79	96
BellSouth Corp.	6.000%	11/15/34	89	101
BellSouth Telecommunications LLC	6.375%	6/1/28	45	52
British Telecommunications plc	1.625%	6/28/16	150	151
British Telecommunications plc	5.950%	1/15/18	300	338
British Telecommunications plc	9.625%	12/15/30	350	552
CBS Corp.	5.750%	4/15/20	115	131
CBS Corp.	4.300%	2/15/21	275	293
CBS Corp.	5.900%	10/15/40	275	314
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	246
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	142	177
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	199
Comcast Cable Communications LLC	8.875%	5/1/17	500	595
Comcast Corp.	5.875%	2/15/18	325	369
Comcast Corp.	5.700%	5/15/18	175	199
Comcast Corp.	5.700%	7/1/19	850	982
Comcast Corp.	5.150%	3/1/20	325	368
Comcast Corp.	3.375%	2/15/25	150	148
Comcast Corp.	4.250%	1/15/33	275	277
Comcast Corp.	4.200%	8/15/34	175	174
Comcast Corp.	5.650%	6/15/35	400	470
Comcast Corp.	6.500%	11/15/35	750	974
Comcast Corp.	6.450%	3/15/37	75	96
Comcast Corp.	6.950%	8/15/37	225	303
Comcast Corp.	4.500%	1/15/43	125	127
Comcast Corp.	4.750%	3/1/44	500	527
COX Communications Inc.	5.500%	10/1/15	125	131
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	427
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	88
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	173
Deutsche Telekom International Finance BV	8.750%	6/15/30	450	659
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	25	26
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	250	259
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	750	860
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	175	189
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	828

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	100	104
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	375	380
Discovery Communications LLC	5.050%	6/1/20	350	388
Discovery Communications LLC	4.375%	6/15/21	25	27
Discovery Communications LLC	3.300%	5/15/22	125	124
Discovery Communications LLC	3.250%	4/1/23	100	97
Discovery Communications LLC	4.950%	5/15/42	75	75
Discovery Communications LLC	4.875%	4/1/43	100	99
Embarq Corp.	7.082%	6/1/16	175	190
Embarq Corp.	7.995%	6/1/36	300	324
Graham Holdings Co.	7.250%	2/1/19	75	87
Grupo Televisa SAB	6.625%	3/18/25	100	120
Grupo Televisa SAB	6.625%	1/15/40	175	210
Historic TW Inc.	9.150%	2/1/23	195	263
Historic TW Inc.	6.625%	5/15/29	175	217
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	298
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	176
McGraw Hill Financial Inc.	6.550%	11/15/37	150	157
Moody's Corp.	4.500%	9/1/22	575	606
Moody's Corp.	4.875%	2/15/24	250	268
NBCUniversal Media LLC	5.150%	4/30/20	125	142
NBCUniversal Media LLC	4.375%	4/1/21	175	191
NBCUniversal Media LLC	2.875%	1/15/23	225	220
NBCUniversal Media LLC	6.400%	4/30/40	300	385
NBCUniversal Media LLC	5.950%	4/1/41	150	183
NBCUniversal Media LLC	4.450%	1/15/43	225	226
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	114
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	5.900%	4/15/16	25	27
Omnicom Group Inc.	4.450%	8/15/20	300	322
Omnicom Group Inc.	3.625%	5/1/22	325	331
Orange SA	2.750%	9/14/16	225	232
Orange SA	4.125%	9/14/21	325	342
Orange SA	9.000%	3/1/31	425	626
Orange SA	5.375%	1/13/42	150	159
Orange SA	5.500%	2/6/44	250	272
Pacific Bell Telephone Co.	7.125%	3/15/26	50	64
Qwest Corp.	6.500%	6/1/17	100	111
Qwest Corp.	6.750%	12/1/21	200	227
Qwest Corp.	7.250%	9/15/25	25	29
Qwest Corp.	6.875%	9/15/33	275	275
Qwest Corp.	7.125%	11/15/43	100	101
Reed Elsevier Capital Inc.	3.125%	10/15/22	282	276
Rogers Communications Inc.	6.800%	8/15/18	150	176
Rogers Communications Inc.	3.000%	3/15/23	205	197
Rogers Communications Inc.	4.100%	10/1/23	150	156
Rogers Communications Inc.	5.000%	3/15/44	425	438
Telefonica Emisiones SAU	6.421%	6/20/16	450	489
Telefonica Emisiones SAU	3.192%	4/27/18	325	335
Telefonica Emisiones SAU	5.877%	7/15/19	100	114
Telefonica Emisiones SAU	5.134%	4/27/20	225	246
Telefonica Emisiones SAU	5.462%	2/16/21	225	250
Telefonica Emisiones SAU	4.570%	4/27/23	500	520
Telefonica Emisiones SAU	7.045%	6/20/36	425	533
Thomson Reuters Corp.	1.650%	9/29/17	200	200

Thomson Reuters Corp.	4.700%	10/15/19	300	330
Thomson Reuters Corp.	3.850%	9/29/24	100	99
Thomson Reuters Corp.	5.500%	8/15/35	75	82
Thomson Reuters Corp.	5.850%	4/15/40	150	169
Thomson Reuters Corp.	5.650%	11/23/43	225	249
Time Warner Cable Inc.	5.850%	5/1/17	275	305
Time Warner Cable Inc.	6.750%	7/1/18	850	988
Time Warner Cable Inc.	8.250%	4/1/19	225	280
Time Warner Cable Inc.	5.000%	2/1/20	475	527
Time Warner Cable Inc.	6.550%	5/1/37	200	252
Time Warner Cable Inc.	6.750%	6/15/39	200	257
Time Warner Cable Inc.	5.875%	11/15/40	600	703
Time Warner Cable Inc.	4.500%	9/15/42	350	345
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	233
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	146
Time Warner Inc.	5.875%	11/15/16	75	82
Time Warner Inc.	4.875%	3/15/20	350	387
Time Warner Inc.	4.700%	1/15/21	50	55
Time Warner Inc.	4.750%	3/29/21	675	734
Time Warner Inc.	7.625%	4/15/31	300	405
Time Warner Inc.	7.700%	5/1/32	375	514
Time Warner Inc.	6.500%	11/15/36	175	211
Time Warner Inc.	6.200%	3/15/40	100	117
Time Warner Inc.	6.100%	7/15/40	175	203
Time Warner Inc.	6.250%	3/29/41	50	59
Time Warner Inc.	4.900%	6/15/42	325	325
Time Warner Inc.	5.350%	12/15/43	25	27
Verizon Communications Inc.	5.550%	2/15/16	125	133
Verizon Communications Inc.	3.000%	4/1/16	25	26
Verizon Communications Inc.	2.500%	9/15/16	255	262
Verizon Communications Inc.	2.000%	11/1/16	500	508
Verizon Communications Inc.	1.350%	6/9/17	200	199
Verizon Communications Inc.	5.500%	2/15/18	475	531
Verizon Communications Inc.	3.650%	9/14/18	560	589
Verizon Communications Inc.	8.750%	11/1/18	264	329
Verizon Communications Inc.	6.350%	4/1/19	250	290
7 Verizon Communications Inc.	2.625%	2/21/20	539	532
Verizon Communications Inc.	4.500%	9/15/20	560	604
Verizon Communications Inc.	3.450%	3/15/21	300	304
Verizon Communications Inc.	4.600%	4/1/21	775	843
Verizon Communications Inc.	3.500%	11/1/21	100	101
Verizon Communications Inc.	5.150%	9/15/23	1,680	1,858
Verizon Communications Inc.	4.150%	3/15/24	300	309
Verizon Communications Inc.	7.750%	12/1/30	300	411
Verizon Communications Inc.	6.400%	9/15/33	778	947
Verizon Communications Inc.	5.050%	3/15/34	225	237
Verizon Communications Inc.	5.850%	9/15/35	425	484
Verizon Communications Inc.	6.250%	4/1/37	60	72
Verizon Communications Inc.	6.400%	2/15/38	625	750
Verizon Communications Inc.	6.900%	4/15/38	290	372
Verizon Communications Inc.	4.750%	11/1/41	200	199
Verizon Communications Inc.	6.550%	9/15/43	2,343	2,894
7 Verizon Communications Inc.	4.862%	8/21/46	606	610
7 Verizon Communications Inc.	5.012%	8/21/54	574	577
Viacom Inc.	2.500%	12/15/16	175	180
Viacom Inc.	3.500%	4/1/17	50	52
Viacom Inc.	6.125%	10/5/17	75	85

Viacom Inc.	2.500%	9/1/18	125	127
Viacom Inc.	2.200%	4/1/19	300	298
Viacom Inc.	5.625%	9/15/19	275	313
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	3.125%	6/15/22	50	49
Viacom Inc.	4.250%	9/1/23	75	77
Viacom Inc.	3.875%	4/1/24	300	299
Viacom Inc.	6.875%	4/30/36	375	469
Viacom Inc.	4.375%	3/15/43	106	97
Viacom Inc.	5.850%	9/1/43	75	83
Viacom Inc.	5.250%	4/1/44	300	311
Vodafone Group plc	5.625%	2/27/17	250	274
Vodafone Group plc	1.625%	3/20/17	625	626
Vodafone Group plc	1.250%	9/26/17	475	468
Vodafone Group plc	1.500%	2/19/18	50	49
Vodafone Group plc	5.450%	6/10/19	150	168
Vodafone Group plc	2.500%	9/26/22	75	69
Vodafone Group plc	2.950%	2/19/23	415	392
Vodafone Group plc	7.875%	2/15/30	50	67
Vodafone Group plc	6.150%	2/27/37	225	259
Vodafone Group plc	4.375%	2/19/43	150	138
Walt Disney Co.	0.450%	12/1/15	100	100
Walt Disney Co.	5.625%	9/15/16	375	410
Walt Disney Co.	1.100%	12/1/17	400	396
Walt Disney Co.	5.875%	12/15/17	175	199
Walt Disney Co.	1.850%	5/30/19	50	49
Walt Disney Co.	2.750%	8/16/21	100	101
Walt Disney Co.	2.350%	12/1/22	75	72
Walt Disney Co.	4.375%	8/16/41	75	78
Walt Disney Co.	4.125%	12/1/41	275	276
Walt Disney Co.	3.700%	12/1/42	125	117
Walt Disney Co.	4.125%	6/1/44	75	75
WPP Finance 2010	4.750%	11/21/21	208	227
WPP Finance 2010	3.625%	9/7/22	200	202
WPP Finance 2010	3.750%	9/19/24	100	99

Consumer Cyclical (1.7%)
Advance Auto Parts Inc.	5.750%	5/1/20	400	453
Advance Auto Parts Inc.	4.500%	12/1/23	100	105
Amazon.com Inc.	0.650%	11/27/15	150	150
Amazon.com Inc.	1.200%	11/29/17	200	198
Amazon.com Inc.	2.500%	11/29/22	150	141
American Honda Finance Corp.	1.125%	10/7/16	175	176
American Honda Finance Corp.	2.125%	10/10/18	125	126
American Honda Finance Corp.	2.250%	8/15/19	275	274
AutoNation Inc.	6.750%	4/15/18	75	86
AutoZone Inc.	1.300%	1/13/17	25	25
AutoZone Inc.	7.125%	8/1/18	250	294
AutoZone Inc.	2.875%	1/15/23	50	48
AutoZone Inc.	3.125%	7/15/23	125	121
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	50
Bed Bath & Beyond Inc.	5.165%	8/1/44	100	98
BorgWarner Inc.	4.625%	9/15/20	25	27
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	25	24
Carnival Corp.	1.200%	2/5/16	100	100
Costco Wholesale Corp.	5.500%	3/15/17	200	221

Costco Wholesale Corp.	1.700%	12/15/19	200	196
Cummins Inc.	3.650%	10/1/23	100	103
Cummins Inc.	4.875%	10/1/43	125	138
CVS Health Corp.	6.125%	8/15/16	100	110
CVS Health Corp.	1.200%	12/5/16	100	100
CVS Health Corp.	2.250%	12/5/18	300	301
CVS Health Corp.	2.750%	12/1/22	150	143
CVS Health Corp.	4.000%	12/5/23	195	203
CVS Health Corp.	5.300%	12/5/43	50	56
7 Daimler Finance North America LLC	2.625%	9/15/16	125	129
Daimler Finance North America LLC	8.500%	1/18/31	250	376
eBay Inc.	1.625%	10/15/15	75	76
eBay Inc.	1.350%	7/15/17	175	175
eBay Inc.	2.200%	8/1/19	300	297
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.875%	8/1/21	500	488
eBay Inc.	2.600%	7/15/22	150	142
eBay Inc.	3.450%	8/1/24	500	485
eBay Inc.	4.000%	7/15/42	25	22
Expedia Inc.	5.950%	8/15/20	75	84
Family Dollar Stores Inc.	5.000%	2/1/21	75	78
Ford Motor Co.	6.625%	10/1/28	275	332
Ford Motor Co.	6.375%	2/1/29	100	119
Ford Motor Co.	7.450%	7/16/31	375	495
Ford Motor Co.	7.400%	11/1/46	100	136
Ford Motor Credit Co. LLC	4.207%	4/15/16	225	235
Ford Motor Credit Co. LLC	3.984%	6/15/16	550	574
Ford Motor Credit Co. LLC	8.000%	12/15/16	100	114
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	106
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	367
Ford Motor Credit Co. LLC	1.724%	12/6/17	200	199
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	710
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	545
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	312
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	284
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	374
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	209
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	235
Home Depot Inc.	5.400%	3/1/16	175	187
Home Depot Inc.	3.950%	9/15/20	100	109
Home Depot Inc.	4.400%	4/1/21	1,100	1,219
Home Depot Inc.	3.750%	2/15/24	200	208
Home Depot Inc.	5.875%	12/16/36	475	586
Home Depot Inc.	5.400%	9/15/40	75	88
Home Depot Inc.	5.950%	4/1/41	125	155
Home Depot Inc.	4.875%	2/15/44	200	218
Host Hotels & Resorts LP	6.000%	10/1/21	100	114
Host Hotels & Resorts LP	4.750%	3/1/23	400	421
Hyatt Hotels Corp.	3.875%	8/15/16	50	52
Hyatt Hotels Corp.	5.375%	8/15/21	50	56
Hyatt Hotels Corp.	3.375%	7/15/23	25	24
International Game Technology	7.500%	6/15/19	125	141
International Game Technology	5.500%	6/15/20	75	79
Johnson Controls Inc.	2.600%	12/1/16	100	103
Johnson Controls Inc.	5.000%	3/30/20	125	139
Johnson Controls Inc.	4.250%	3/1/21	250	267
Johnson Controls Inc.	3.750%	12/1/21	100	103

Johnson Controls Inc.	3.625%	7/2/24	125	124
Johnson Controls Inc.	6.000%	1/15/36	50	59
Johnson Controls Inc.	5.250%	12/1/41	50	54
Johnson Controls Inc.	4.950%	7/2/64	50	49
Kohl's Corp.	6.250%	12/15/17	50	57
Kohl's Corp.	4.000%	11/1/21	300	313
Kohl's Corp.	6.000%	1/15/33	100	110
Lowe's Cos. Inc.	5.000%	10/15/15	150	157
Lowe's Cos. Inc.	5.400%	10/15/16	150	163
Lowe's Cos. Inc.	6.100%	9/15/17	75	85
Lowe's Cos. Inc.	3.750%	4/15/21	500	532
Lowe's Cos. Inc.	3.875%	9/15/23	75	79
Lowe's Cos. Inc.	3.125%	9/15/24	100	98
Lowe's Cos. Inc.	6.875%	2/15/28	25	32
Lowe's Cos. Inc.	6.500%	3/15/29	200	250
Lowe's Cos. Inc.	5.800%	10/15/36	175	210
Lowe's Cos. Inc.	5.125%	11/15/41	375	422
Lowe's Cos. Inc.	5.000%	9/15/43	50	55
Macy's Retail Holdings Inc.	5.900%	12/1/16	107	118
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	374
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	284
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	154
Macy's Retail Holdings Inc.	5.125%	1/15/42	300	314
Marriott International Inc.	6.200%	6/15/16	25	27
Marriott International Inc.	6.375%	6/15/17	50	56
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	231
MasterCard Inc.	2.000%	4/1/19	75	75
MasterCard Inc.	3.375%	4/1/24	150	152
McDonald's Corp.	5.300%	3/15/17	125	138
McDonald's Corp.	5.800%	10/15/17	325	366
McDonald's Corp.	5.350%	3/1/18	100	112
McDonald's Corp.	5.000%	2/1/19	100	112
McDonald's Corp.	1.875%	5/29/19	50	50
McDonald's Corp.	6.300%	10/15/37	50	64
McDonald's Corp.	5.700%	2/1/39	100	121
McDonald's Corp.	3.700%	2/15/42	375	342
McDonald's Corp.	3.625%	5/1/43	25	22
MDC Holdings Inc.	6.000%	1/15/43	100	92
NIKE Inc.	3.625%	5/1/43	50	47
Nordstrom Inc.	6.250%	1/15/18	75	85
Nordstrom Inc.	4.750%	5/1/20	400	441
Nordstrom Inc.	4.000%	10/15/21	175	187
Nordstrom Inc.	5.000%	1/15/44	315	339
NVR Inc.	3.950%	9/15/22	75	76
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.850%	6/15/23	50	51
PACCAR Financial Corp.	0.800%	2/8/16	75	75
PACCAR Financial Corp.	1.150%	8/16/16	200	202
PACCAR Financial Corp.	1.600%	3/15/17	25	25
PACCAR Financial Corp.	2.200%	9/15/19	50	50
QVC Inc.	3.125%	4/1/19	125	125
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	125	128
QVC Inc.	5.950%	3/15/43	125	131
Ralph Lauren Corp.	2.125%	9/26/18	50	50
Ross Stores Inc.	3.375%	9/15/24	50	50

Signet UK Finance plc	4.700%	6/15/24	75	75
Staples Inc.	2.750%	1/12/18	250	253
Staples Inc.	4.375%	1/12/23	100	99
Starbucks Corp.	3.850%	10/1/23	250	262
Target Corp.	5.375%	5/1/17	225	249
Target Corp.	6.000%	1/15/18	200	226
Target Corp.	2.300%	6/26/19	200	200
Target Corp.	2.900%	1/15/22	175	174
Target Corp.	3.500%	7/1/24	175	175
Target Corp.	6.350%	11/1/32	175	222
Target Corp.	6.500%	10/15/37	203	261
Target Corp.	4.000%	7/1/42	150	139
7 Tiffany & Co.	4.900%	10/1/44	50	50
TJX Cos. Inc.	6.950%	4/15/19	150	180
TJX Cos. Inc.	2.500%	5/15/23	300	286
Toyota Motor Credit Corp.	2.800%	1/11/16	50	51
Toyota Motor Credit Corp.	2.000%	9/15/16	175	179
Toyota Motor Credit Corp.	2.050%	1/12/17	450	460
Toyota Motor Credit Corp.	1.125%	5/16/17	300	299
Toyota Motor Credit Corp.	1.250%	10/5/17	175	174
Toyota Motor Credit Corp.	1.375%	1/10/18	300	298
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	2.125%	7/18/19	500	498
Toyota Motor Credit Corp.	4.250%	1/11/21	125	136
Toyota Motor Credit Corp.	2.750%	5/17/21	200	200
Toyota Motor Credit Corp.	3.400%	9/15/21	75	77
Toyota Motor Credit Corp.	3.300%	1/12/22	275	283
Toyota Motor Credit Corp.	2.625%	1/10/23	200	195
VF Corp.	5.950%	11/1/17	75	85
VF Corp.	3.500%	9/1/21	200	210
VF Corp.	6.450%	11/1/37	50	65
Wal-Mart Stores Inc.	1.500%	10/25/15	190	192
Wal-Mart Stores Inc.	0.600%	4/11/16	150	150
Wal-Mart Stores Inc.	5.375%	4/5/17	25	28
Wal-Mart Stores Inc.	5.800%	2/15/18	425	483
Wal-Mart Stores Inc.	1.125%	4/11/18	150	148
Wal-Mart Stores Inc.	1.950%	12/15/18	75	75
Wal-Mart Stores Inc.	3.625%	7/8/20	25	27
Wal-Mart Stores Inc.	3.250%	10/25/20	325	339
Wal-Mart Stores Inc.	4.250%	4/15/21	200	220
Wal-Mart Stores Inc.	2.550%	4/11/23	150	144
Wal-Mart Stores Inc.	3.300%	4/22/24	300	303
Wal-Mart Stores Inc.	5.875%	4/5/27	725	903
Wal-Mart Stores Inc.	7.550%	2/15/30	175	250
Wal-Mart Stores Inc.	5.250%	9/1/35	150	175
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,194
Wal-Mart Stores Inc.	6.200%	4/15/38	300	384
Wal-Mart Stores Inc.	5.625%	4/15/41	475	574
Wal-Mart Stores Inc.	4.000%	4/11/43	150	146
Wal-Mart Stores Inc.	4.300%	4/22/44	300	302
Walgreen Co.	1.800%	9/15/17	50	50
Walgreen Co.	3.100%	9/15/22	200	193
Walgreen Co.	4.400%	9/15/42	75	70
Western Union Co.	5.930%	10/1/16	125	136
Western Union Co.	5.253%	4/1/20	133	145
Western Union Co.	6.200%	11/17/36	75	77
Western Union Co.	6.200%	6/21/40	200	205

Wyndham Worldwide Corp.	2.950%	3/1/17	200	205
Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	177
Wyndham Worldwide Corp.	3.900%	3/1/23	50	49
Yum! Brands Inc.	6.250%	4/15/16	50	54
Yum! Brands Inc.	6.250%	3/15/18	28	32

Consumer Noncyclical (3.7%)
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	6.150%	11/30/37	175	228
Abbott Laboratories	6.000%	4/1/39	25	32
Abbott Laboratories	5.300%	5/27/40	300	356
AbbVie Inc.	1.200%	11/6/15	350	351
AbbVie Inc.	1.750%	11/6/17	600	598
AbbVie Inc.	2.000%	11/6/18	225	222
AbbVie Inc.	2.900%	11/6/22	1,000	955
AbbVie Inc.	4.400%	11/6/42	100	93
7 Actavis Funding SCS	1.300%	6/15/17	300	295
7 Actavis Funding SCS	3.850%	6/15/24	100	97
7 Actavis Funding SCS	4.850%	6/15/44	245	231
Actavis Inc.	1.875%	10/1/17	100	99
Actavis Inc.	3.250%	10/1/22	675	649
Actavis Inc.	4.625%	10/1/42	50	46
Allergan Inc.	5.750%	4/1/16	25	27
Allergan Inc.	1.350%	3/15/18	25	24
Allergan Inc.	2.800%	3/15/23	100	89
Altria Group Inc.	9.700%	11/10/18	167	215
Altria Group Inc.	9.250%	8/6/19	185	241
Altria Group Inc.	2.850%	8/9/22	75	72
Altria Group Inc.	9.950%	11/10/38	100	166
Altria Group Inc.	10.200%	2/6/39	430	729
Altria Group Inc.	4.250%	8/9/42	150	137
Altria Group Inc.	4.500%	5/2/43	100	95
Altria Group Inc.	5.375%	1/31/44	250	266
AmerisourceBergen Corp.	4.875%	11/15/19	25	28
AmerisourceBergen Corp.	3.500%	11/15/21	300	309
Amgen Inc.	2.300%	6/15/16	150	153
Amgen Inc.	2.500%	11/15/16	200	206
Amgen Inc.	2.125%	5/15/17	225	229
Amgen Inc.	5.850%	6/1/17	150	167
Amgen Inc.	5.700%	2/1/19	75	85
Amgen Inc.	3.450%	10/1/20	225	233
Amgen Inc.	4.100%	6/15/21	150	159
Amgen Inc.	3.875%	11/15/21	200	210
Amgen Inc.	3.625%	5/15/22	225	229
Amgen Inc.	3.625%	5/22/24	500	496
Amgen Inc.	6.375%	6/1/37	125	152
Amgen Inc.	6.900%	6/1/38	150	195
Amgen Inc.	6.400%	2/1/39	175	214
Amgen Inc.	5.750%	3/15/40	125	144
Amgen Inc.	4.950%	10/1/41	150	157
Amgen Inc.	5.150%	11/15/41	405	427
Amgen Inc.	5.650%	6/15/42	175	198
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	84
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	197
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	136
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	100	100

Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	423
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	235
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	500	503
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	276
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	203
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	308
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	525	524
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	846
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	210
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	565
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	167
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	81
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	189
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	227
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	97
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	200
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	84
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	248
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	124
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	322
Archer-Daniels-Midland Co.	5.765%	3/1/41	50	61
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	24
6 Ascension Health Alliance	4.847%	11/15/53	200	222
AstraZeneca plc	5.900%	9/15/17	550	619
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	6.450%	9/15/37	450	583
AstraZeneca plc	4.000%	9/18/42	150	141
Avon Products Inc.	2.375%	3/15/16	100	101
Avon Products Inc.	4.600%	3/15/20	25	26
Avon Products Inc.	5.000%	3/15/23	50	49
Avon Products Inc.	6.950%	3/15/43	125	125
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	55
Baxter International Inc.	6.250%	12/1/37	75	96
Baxter International Inc.	3.650%	8/15/42	450	407
Beam Suntory Inc.	5.375%	1/15/16	45	47
Beam Suntory Inc.	1.875%	5/15/17	25	25
Beam Suntory Inc.	3.250%	5/15/22	50	50
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	3.250%	11/12/20	300	312
Becton Dickinson & Co.	3.125%	11/8/21	65	67
Biogen Idec Inc.	6.875%	3/1/18	325	378
Boston Scientific Corp.	6.250%	11/15/15	325	345
Boston Scientific Corp.	6.400%	6/15/16	250	272
Boston Scientific Corp.	2.650%	10/1/18	200	202
Boston Scientific Corp.	6.000%	1/15/20	200	228
Boston Scientific Corp.	7.000%	11/15/35	25	33
Boston Scientific Corp.	7.375%	1/15/40	50	69
Bottling Group LLC	5.500%	4/1/16	250	268
Bottling Group LLC	5.125%	1/15/19	100	112
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	255
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	260
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	133
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	137
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	64
Bristol-Myers Squibb Co.	3.250%	8/1/42	75	63
Bristol-Myers Squibb Co.	4.500%	3/1/44	50	52

Brown-Forman Corp.	1.000%	1/15/18	150	147
Brown-Forman Corp.	2.250%	1/15/23	50	47
Brown-Forman Corp.	3.750%	1/15/43	25	24
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	52
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	341
Campbell Soup Co.	3.050%	7/15/17	25	26
Campbell Soup Co.	4.250%	4/15/21	100	107
Campbell Soup Co.	3.800%	8/2/42	75	65
Cardinal Health Inc.	1.700%	3/15/18	100	99
Cardinal Health Inc.	4.625%	12/15/20	125	136
Cardinal Health Inc.	3.200%	3/15/23	150	147
Cardinal Health Inc.	4.600%	3/15/43	25	25
CareFusion Corp.	6.375%	8/1/19	50	57
CareFusion Corp.	3.300%	3/1/23	300	291
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	195
Celgene Corp.	2.450%	10/15/15	50	51
Celgene Corp.	1.900%	8/15/17	75	76
Celgene Corp.	2.300%	8/15/18	100	100
Celgene Corp.	2.250%	5/15/19	125	125
Celgene Corp.	3.950%	10/15/20	25	26
Celgene Corp.	3.250%	8/15/22	175	174
Celgene Corp.	4.000%	8/15/23	100	104
Celgene Corp.	3.625%	5/15/24	125	124
Celgene Corp.	5.700%	10/15/40	50	58
Celgene Corp.	5.250%	8/15/43	75	82
Celgene Corp.	4.625%	5/15/44	175	171
Church & Dwight Co. Inc.	3.350%	12/15/15	50	52
Cleveland Clinic Foundation	4.858%	1/1/14	350	347
Clorox Co.	3.800%	11/15/21	100	105
Coca-Cola Co.	1.500%	11/15/15	200	202
Coca-Cola Co.	1.800%	9/1/16	450	459
Coca-Cola Co.	5.350%	11/15/17	450	503
Coca-Cola Co.	1.150%	4/1/18	261	257
Coca-Cola Co.	4.875%	3/15/19	200	225
Coca-Cola Co.	3.150%	11/15/20	125	130
Coca-Cola Co.	3.300%	9/1/21	250	260
Coca-Cola Co.	3.200%	11/1/23	300	300
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	310
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	109
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	258
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	350	389
Colgate-Palmolive Co.	1.300%	1/15/17	200	202
Colgate-Palmolive Co.	1.750%	3/15/19	75	74
Colgate-Palmolive Co.	2.450%	11/15/21	75	74
Colgate-Palmolive Co.	2.100%	5/1/23	50	47
Colgate-Palmolive Co.	3.250%	3/15/24	100	101
ConAgra Foods Inc.	1.300%	1/25/16	25	25
ConAgra Foods Inc.	1.900%	1/25/18	75	75
ConAgra Foods Inc.	7.000%	4/15/19	20	24
ConAgra Foods Inc.	3.250%	9/15/22	125	121
ConAgra Foods Inc.	3.200%	1/25/23	543	520
ConAgra Foods Inc.	7.125%	10/1/26	150	187
ConAgra Foods Inc.	4.650%	1/25/43	66	64
Covidien International Finance SA	6.000%	10/15/17	225	254
Covidien International Finance SA	3.200%	6/15/22	200	201
Covidien International Finance SA	6.550%	10/15/37	175	226
CR Bard Inc.	1.375%	1/15/18	225	222

Delhaize Group SA	5.700%	10/1/40	200	210
DENTSPLY International Inc.	2.750%	8/15/16	75	77
Diageo Capital plc	1.500%	5/11/17	275	277
Diageo Capital plc	5.750%	10/23/17	25	28
Diageo Capital plc	4.828%	7/15/20	300	335
Diageo Capital plc	2.625%	4/29/23	500	473
Diageo Finance BV	5.300%	10/28/15	75	79
Diageo Investment Corp.	2.875%	5/11/22	600	588
Diageo Investment Corp.	4.250%	5/11/42	75	74
Dignity Health California GO	3.125%	11/1/22	50	47
Dignity Health California GO	4.500%	11/1/42	200	191
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	77
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	81
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	127
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	73
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	48
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	35
Edwards Lifesciences Corp.	2.875%	10/15/18	50	51
Eli Lilly & Co.	5.200%	3/15/17	150	165
Eli Lilly & Co.	1.950%	3/15/19	125	124
Eli Lilly & Co.	5.500%	3/15/27	150	179
Eli Lilly & Co.	5.550%	3/15/37	150	180
Eli Lilly & Co.	4.650%	6/15/44	100	106
Energizer Holdings Inc.	4.700%	5/19/21	50	52
Energizer Holdings Inc.	4.700%	5/24/22	25	26
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	72
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	23
Express Scripts Holding Co.	3.125%	5/15/16	100	104
Express Scripts Holding Co.	2.650%	2/15/17	350	360
Express Scripts Holding Co.	7.250%	6/15/19	50	60
Express Scripts Holding Co.	4.750%	11/15/21	150	164
Express Scripts Holding Co.	3.900%	2/15/22	100	103
Express Scripts Holding Co.	6.125%	11/15/41	175	213
Flowers Foods Inc.	4.375%	4/1/22	75	78
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	93
Genentech Inc.	5.250%	7/15/35	250	291
General Mills Inc.	5.700%	2/15/17	150	166
General Mills Inc.	5.650%	2/15/19	775	881
General Mills Inc.	3.150%	12/15/21	25	25
Gilead Sciences Inc.	2.050%	4/1/19	400	397
Gilead Sciences Inc.	4.500%	4/1/21	150	164
Gilead Sciences Inc.	4.400%	12/1/21	400	437
Gilead Sciences Inc.	3.700%	4/1/24	350	357
Gilead Sciences Inc.	5.650%	12/1/41	100	118
Gilead Sciences Inc.	4.800%	4/1/44	300	315
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	50	50
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	764
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	48
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	712
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	98
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	528
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	98
Hasbro Inc.	6.300%	9/15/17	175	197
Hasbro Inc.	6.350%	3/15/40	300	356
Hershey Co.	5.450%	9/1/16	50	55
Hershey Co.	1.500%	11/1/16	100	102
Hershey Co.	4.125%	12/1/20	50	54

Hershey Co.	2.625%	5/1/23	100	97
Hormel Foods Corp.	4.125%	4/15/21	25	27
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	6.625%	4/15/37	25	31
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	24
JM Smucker Co.	3.500%	10/15/21	50	52
Johnson & Johnson	5.550%	8/15/17	500	562
Johnson & Johnson	6.950%	9/1/29	25	35
Johnson & Johnson	4.950%	5/15/33	150	176
Johnson & Johnson	5.950%	8/15/37	200	258
Johnson & Johnson	4.500%	9/1/40	150	163
Kaiser Foundation Hospitals	3.500%	4/1/22	50	50
Kaiser Foundation Hospitals	4.875%	4/1/42	100	110
Kellogg Co.	1.875%	11/17/16	350	356
Kellogg Co.	4.150%	11/15/19	125	135
Kellogg Co.	4.000%	12/15/20	500	535
Kimberly-Clark Corp.	6.125%	8/1/17	275	311
Kimberly-Clark Corp.	6.250%	7/15/18	50	58
Kimberly-Clark Corp.	3.625%	8/1/20	140	148
Kimberly-Clark Corp.	6.625%	8/1/37	250	338
Koninklijke Philips NV	5.750%	3/11/18	200	225
Koninklijke Philips NV	3.750%	3/15/22	300	313
Koninklijke Philips NV	6.875%	3/11/38	175	234
Koninklijke Philips NV	5.000%	3/15/42	50	55
Kraft Foods Group Inc.	1.625%	6/4/15	50	50
Kraft Foods Group Inc.	2.250%	6/5/17	150	153
Kraft Foods Group Inc.	6.125%	8/23/18	75	86
Kraft Foods Group Inc.	5.375%	2/10/20	65	73
Kraft Foods Group Inc.	3.500%	6/6/22	150	152
Kraft Foods Group Inc.	6.875%	1/26/39	425	540
Kraft Foods Group Inc.	5.000%	6/4/42	325	340
Kroger Co.	3.900%	10/1/15	500	516
Kroger Co.	2.200%	1/15/17	100	102
Kroger Co.	6.150%	1/15/20	75	87
Kroger Co.	4.000%	2/1/24	175	179
Kroger Co.	8.000%	9/15/29	125	166
Kroger Co.	7.500%	4/1/31	100	130
Kroger Co.	6.900%	4/15/38	75	96
Kroger Co.	5.150%	8/1/43	100	106
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	79
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	50
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	25
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	125	145
Life Technologies Corp.	5.000%	1/15/21	75	83
Lorillard Tobacco Co.	3.500%	8/4/16	50	52
Lorillard Tobacco Co.	8.125%	6/23/19	175	214
Lorillard Tobacco Co.	3.750%	5/20/23	250	246
Lorillard Tobacco Co.	7.000%	8/4/41	75	92
Mattel Inc.	1.700%	3/15/18	50	50
Mattel Inc.	3.150%	3/15/23	25	25
Mattel Inc.	5.450%	11/1/41	50	54
6 Mayo Clinic	3.774%	11/15/43	275	253
6 Mayo Clinic	4.000%	11/15/47	100	97
McCormick & Co. Inc.	3.900%	7/15/21	50	54

McKesson Corp.	3.250%	3/1/16	425	439
McKesson Corp.	4.750%	3/1/21	25	28
McKesson Corp.	6.000%	3/1/41	475	559
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	110
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	119
Medco Health Solutions Inc.	2.750%	9/15/15	300	306
Medco Health Solutions Inc.	7.125%	3/15/18	250	291
Medtronic Inc.	4.750%	9/15/15	100	104
Medtronic Inc.	5.600%	3/15/19	25	28
Medtronic Inc.	4.450%	3/15/20	125	138
Medtronic Inc.	2.750%	4/1/23	275	264
Medtronic Inc.	3.625%	3/15/24	50	51
Medtronic Inc.	6.500%	3/15/39	25	33
Medtronic Inc.	5.550%	3/15/40	350	419
Medtronic Inc.	4.000%	4/1/43	100	93
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	56
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	146
Merck & Co. Inc.	2.250%	1/15/16	400	408
Merck & Co. Inc.	6.000%	9/15/17	200	226
Merck & Co. Inc.	1.100%	1/31/18	50	49
Merck & Co. Inc.	3.875%	1/15/21	250	267
Merck & Co. Inc.	2.400%	9/15/22	250	239
Merck & Co. Inc.	6.500%	12/1/33	75	100
Merck & Co. Inc.	6.550%	9/15/37	125	166
Merck & Co. Inc.	3.600%	9/15/42	75	68
Merck & Co. Inc.	4.150%	5/18/43	25	25
Merck Sharp & Dohme Corp.	4.750%	3/1/15	200	204
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	113
Merck Sharp & Dohme Corp.	6.400%	3/1/28	50	65
Merck Sharp & Dohme Corp.	5.950%	12/1/28	75	93
Merck Sharp & Dohme Corp.	5.750%	11/15/36	350	431
Merck Sharp & Dohme Corp.	5.850%	6/30/39	75	94
Molson Coors Brewing Co.	2.000%	5/1/17	25	25
Molson Coors Brewing Co.	3.500%	5/1/22	25	25
Molson Coors Brewing Co.	5.000%	5/1/42	100	101
Mondelez International Inc.	4.125%	2/9/16	700	730
Mondelez International Inc.	6.500%	8/11/17	150	170
Mondelez International Inc.	5.375%	2/10/20	285	324
Mondelez International Inc.	4.000%	2/1/24	500	513
Mondelez International Inc.	6.500%	11/1/31	100	127
Mondelez International Inc.	6.875%	2/1/38	75	97
Mondelez International Inc.	6.875%	1/26/39	25	33
Mondelez International Inc.	6.500%	2/9/40	225	283
Mylan Inc.	1.800%	6/24/16	25	25
Mylan Inc.	1.350%	11/29/16	250	250
Mylan Inc.	2.600%	6/24/18	50	51
Mylan Inc.	2.550%	3/28/19	250	249
Mylan Inc.	4.200%	11/29/23	250	256
Mylan Inc.	5.400%	11/29/43	200	210
Newell Rubbermaid Inc.	2.050%	12/1/17	300	301
Novant Health Inc.	5.850%	11/1/19	150	172
Novant Health Inc.	4.371%	11/1/43	150	148
Novartis Capital Corp.	2.400%	9/21/22	75	72
Novartis Capital Corp.	3.400%	5/6/24	400	406
Novartis Capital Corp.	3.700%	9/21/42	75	70

Novartis Capital Corp.	4.400%	5/6/44	350	363
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	732
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	104
Pepsi Bottling Group Inc.	7.000%	3/1/29	150	200
PepsiAmericas Inc.	5.000%	5/15/17	100	110
PepsiCo Inc.	0.700%	8/13/15	450	451
PepsiCo Inc.	2.500%	5/10/16	200	206
PepsiCo Inc.	1.250%	8/13/17	200	199
PepsiCo Inc.	5.000%	6/1/18	325	361
PepsiCo Inc.	7.900%	11/1/18	275	338
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	3.000%	8/25/21	150	152
PepsiCo Inc.	2.750%	3/5/22	275	270
PepsiCo Inc.	5.500%	1/15/40	250	294
PepsiCo Inc.	4.875%	11/1/40	200	216
PepsiCo Inc.	4.000%	3/5/42	175	165
PerkinElmer Inc.	5.000%	11/15/21	75	81
7 Perrigo Co. plc	2.300%	11/8/18	310	308
7 Perrigo Co. plc	4.000%	11/15/23	200	203
7 Perrigo Co. plc	5.300%	11/15/43	150	158
Pfizer Inc.	6.200%	3/15/19	600	700
Pfizer Inc.	2.100%	5/15/19	100	100
Pfizer Inc.	3.400%	5/15/24	200	200
Pfizer Inc.	7.200%	3/15/39	275	383
Pfizer Inc.	4.400%	5/15/44	100	101
Pharmacia Corp.	6.600%	12/1/28	75	97
Philip Morris International Inc.	2.500%	5/16/16	700	720
Philip Morris International Inc.	1.625%	3/20/17	50	50
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	5.650%	5/16/18	325	367
Philip Morris International Inc.	2.625%	3/6/23	175	168
Philip Morris International Inc.	6.375%	5/16/38	200	251
Philip Morris International Inc.	4.375%	11/15/41	425	417
Philip Morris International Inc.	4.500%	3/20/42	50	50
Philip Morris International Inc.	3.875%	8/21/42	25	23
Philip Morris International Inc.	4.125%	3/4/43	125	118
Philip Morris International Inc.	4.875%	11/15/43	150	160
6 Procter & Gamble - Esop	9.360%	1/1/21	288	361
Procter & Gamble Co.	3.500%	2/15/15	150	152
Procter & Gamble Co.	1.450%	8/15/16	50	51
Procter & Gamble Co.	4.700%	2/15/19	100	111
Procter & Gamble Co.	2.300%	2/6/22	425	415
Procter & Gamble Co.	6.450%	1/15/26	75	97
Procter & Gamble Co.	5.500%	2/1/34	125	153
Procter & Gamble Co.	5.550%	3/5/37	325	399
Quest Diagnostics Inc.	5.450%	11/1/15	200	210
Quest Diagnostics Inc.	2.700%	4/1/19	75	75
Quest Diagnostics Inc.	4.250%	4/1/24	100	102
Quest Diagnostics Inc.	6.950%	7/1/37	75	93
Reynolds American Inc.	1.050%	10/30/15	25	25
Reynolds American Inc.	6.750%	6/15/17	150	169
Reynolds American Inc.	3.250%	11/1/22	75	72
Reynolds American Inc.	4.850%	9/15/23	25	27
Reynolds American Inc.	7.250%	6/15/37	125	157
Reynolds American Inc.	4.750%	11/1/42	75	71
Reynolds American Inc.	6.150%	9/15/43	25	29

Safeway Inc.	5.000%	8/15/19	125	125
Safeway Inc.	3.950%	8/15/20	250	252
Safeway Inc.	7.250%	2/1/31	75	74
Sanofi	2.625%	3/29/16	200	206
Sanofi	1.250%	4/10/18	275	271
Sanofi	4.000%	3/29/21	600	645
St. Jude Medical Inc.	3.250%	4/15/23	175	173
St. Jude Medical Inc.	4.750%	4/15/43	175	178
Stryker Corp.	3.000%	1/15/15	50	50
Stryker Corp.	2.000%	9/30/16	100	102
Stryker Corp.	4.375%	1/15/20	50	55
Stryker Corp.	3.375%	5/15/24	200	199
Stryker Corp.	4.375%	5/15/44	100	100
Sysco Corp.	1.450%	10/2/17	100	100
Sysco Corp.	5.250%	2/12/18	250	278
Sysco Corp.	2.350%	10/2/19	200	200
Sysco Corp.	3.000%	10/2/21	125	125
Sysco Corp.	3.500%	10/2/24	200	200
Sysco Corp.	4.350%	10/2/34	100	101
Sysco Corp.	5.375%	9/21/35	100	114
Sysco Corp.	4.500%	10/2/44	150	150
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	77
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	100	102
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	725	693
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	240
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	25	24
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	203
Thermo Fisher Scientific Inc.	2.250%	8/15/16	500	510
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	327
Tupperware Brands Corp.	4.750%	6/1/21	50	53
Tyson Foods Inc.	2.650%	8/15/19	75	75
Tyson Foods Inc.	4.500%	6/15/22	275	291
Tyson Foods Inc.	3.950%	8/15/24	100	100
Tyson Foods Inc.	4.875%	8/15/34	550	568
Tyson Foods Inc.	5.150%	8/15/44	100	103
Unilever Capital Corp.	2.750%	2/10/16	500	515
Unilever Capital Corp.	2.200%	3/6/19	200	202
Unilever Capital Corp.	4.250%	2/10/21	200	220
Unilever Capital Corp.	5.900%	11/15/32	50	66
UST LLC	5.750%	3/1/18	75	85
Whirlpool Corp.	1.350%	3/1/17	175	174
Whirlpool Corp.	4.000%	3/1/24	175	175
Wyeth LLC	5.500%	2/15/16	200	213
Wyeth LLC	5.450%	4/1/17	50	55
Wyeth LLC	6.450%	2/1/24	100	125
Wyeth LLC	6.500%	2/1/34	150	196
Wyeth LLC	6.000%	2/15/36	175	219
Wyeth LLC	5.950%	4/1/37	400	485
Zimmer Holdings Inc.	4.625%	11/30/19	50	55
Zimmer Holdings Inc.	3.375%	11/30/21	100	101
Zimmer Holdings Inc.	5.750%	11/30/39	50	59
Zoetis Inc.	1.150%	2/1/16	25	25
Zoetis Inc.	1.875%	2/1/18	25	25
Zoetis Inc.	3.250%	2/1/23	300	293
Zoetis Inc.	4.700%	2/1/43	50	50

Energy (2.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	165
Anadarko Petroleum Corp.	5.950%	9/15/16	500	546
Anadarko Petroleum Corp.	6.450%	9/15/36	200	243
Anadarko Petroleum Corp.	7.950%	6/15/39	25	35
Anadarko Petroleum Corp.	6.200%	3/15/40	275	332
Apache Corp.	5.625%	1/15/17	100	110
Apache Corp.	1.750%	4/15/17	75	76
Apache Corp.	6.900%	9/15/18	300	352
Apache Corp.	3.625%	2/1/21	75	78
Apache Corp.	6.000%	1/15/37	350	419
Apache Corp.	5.100%	9/1/40	350	368
Apache Corp.	4.750%	4/15/43	200	200
Baker Hughes Inc.	3.200%	8/15/21	300	308
Baker Hughes Inc.	6.875%	1/15/29	100	133
Baker Hughes Inc.	5.125%	9/15/40	275	311
Boardwalk Pipelines LP	5.500%	2/1/17	100	107
Boardwalk Pipelines LP	3.375%	2/1/23	100	93
BP Capital Markets plc	3.125%	10/1/15	450	462
BP Capital Markets plc	3.200%	3/11/16	225	233
BP Capital Markets plc	2.248%	11/1/16	500	513
BP Capital Markets plc	1.846%	5/5/17	225	228
BP Capital Markets plc	1.375%	11/6/17	200	199
BP Capital Markets plc	4.750%	3/10/19	175	193
BP Capital Markets plc	2.237%	5/10/19	425	422
BP Capital Markets plc	4.500%	10/1/20	225	246
BP Capital Markets plc	4.742%	3/11/21	350	386
BP Capital Markets plc	3.245%	5/6/22	250	249
BP Capital Markets plc	2.500%	11/6/22	75	70
BP Capital Markets plc	2.750%	5/10/23	300	284
BP Capital Markets plc	3.994%	9/26/23	200	208
BP Capital Markets plc	3.814%	2/10/24	400	407
Buckeye Partners LP	2.650%	11/15/18	225	225
Buckeye Partners LP	4.150%	7/1/23	75	75
Buckeye Partners LP	5.850%	11/15/43	25	26
Burlington Resources Finance Co.	7.400%	12/1/31	175	249
Cameron International Corp.	6.375%	7/15/18	150	173
Cameron International Corp.	3.700%	6/15/24	100	100
Cameron International Corp.	7.000%	7/15/38	100	131
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	136
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	249
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	297
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	154
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	190
Cenovus Energy Inc.	5.700%	10/15/19	50	57
Cenovus Energy Inc.	6.750%	11/15/39	375	487
Cenovus Energy Inc.	4.450%	9/15/42	150	149
Cenovus Energy Inc.	5.200%	9/15/43	100	110
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	81
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	54
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	307
Chevron Corp.	0.889%	6/24/16	25	25
Chevron Corp.	1.104%	12/5/17	175	173
Chevron Corp.	1.718%	6/24/18	350	350
Chevron Corp.	4.950%	3/3/19	275	307
Chevron Corp.	2.355%	12/5/22	325	310
Chevron Corp.	3.191%	6/24/23	75	76

ConocoPhillips	5.750%	2/1/19	875	998
ConocoPhillips	5.900%	10/15/32	50	62
ConocoPhillips	5.900%	5/15/38	50	62
ConocoPhillips	6.500%	2/1/39	200	262
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	276
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	252
ConocoPhillips Holding Co.	6.950%	4/15/29	150	200
Continental Resources Inc.	5.000%	9/15/22	350	369
Continental Resources Inc.	4.500%	4/15/23	325	337
Continental Resources Inc.	3.800%	6/1/24	600	588
Continental Resources Inc.	4.900%	6/1/44	75	73
DCP Midstream Operating LP	3.250%	10/1/15	100	102
DCP Midstream Operating LP	2.500%	12/1/17	475	485
DCP Midstream Operating LP	2.700%	4/1/19	100	100
DCP Midstream Operating LP	3.875%	3/15/23	75	75
DCP Midstream Operating LP	5.600%	4/1/44	100	110
Devon Energy Corp.	2.400%	7/15/16	50	51
Devon Energy Corp.	1.875%	5/15/17	100	101
Devon Energy Corp.	4.000%	7/15/21	100	106
Devon Energy Corp.	3.250%	5/15/22	125	124
Devon Energy Corp.	7.950%	4/15/32	50	70
Devon Energy Corp.	5.600%	7/15/41	250	279
Devon Energy Corp.	4.750%	5/15/42	75	75
Devon Financing Corp. LLC	7.875%	9/30/31	300	415
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	85
Diamond Offshore Drilling Inc.	3.450%	11/1/23	25	24
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	105
Diamond Offshore Drilling Inc.	4.875%	11/1/43	125	116
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	150	161
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	300	298
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	675	602
7 Enable Midstream Partners LP	2.400%	5/15/19	100	99
7 Enable Midstream Partners LP	3.900%	5/15/24	100	99
7 Enable Midstream Partners LP	5.000%	5/15/44	100	100
Enbridge Energy Partners LP	6.500%	4/15/18	75	86
Enbridge Energy Partners LP	9.875%	3/1/19	225	291
Enbridge Energy Partners LP	7.500%	4/15/38	150	199
Enbridge Inc.	4.500%	6/10/44	100	98
Encana Corp.	5.900%	12/1/17	225	253
Encana Corp.	6.500%	8/15/34	325	409
Encana Corp.	6.625%	8/15/37	125	159
Energy Transfer Partners LP	6.125%	2/15/17	50	55
Energy Transfer Partners LP	9.000%	4/15/19	229	287
Energy Transfer Partners LP	4.150%	10/1/20	425	442
Energy Transfer Partners LP	4.650%	6/1/21	100	106
Energy Transfer Partners LP	5.200%	2/1/22	300	322
Energy Transfer Partners LP	6.625%	10/15/36	150	174
Energy Transfer Partners LP	6.050%	6/1/41	100	109
Energy Transfer Partners LP	6.500%	2/1/42	475	541
EnLink Midstream Partners LP	2.700%	4/1/19	100	101
EnLink Midstream Partners LP	4.400%	4/1/24	50	52
EnLink Midstream Partners LP	5.600%	4/1/44	50	55
Ensco plc	3.250%	3/15/16	125	129
Ensco plc	4.700%	3/15/21	225	236
Enterprise Products Operating LLC	6.300%	9/15/17	125	142
Enterprise Products Operating LLC	6.650%	4/15/18	75	87
Enterprise Products Operating LLC	6.500%	1/31/19	50	59

Enterprise Products Operating LLC	3.350%	3/15/23	200	197
Enterprise Products Operating LLC	3.900%	2/15/24	350	356
Enterprise Products Operating LLC	6.875%	3/1/33	175	228
Enterprise Products Operating LLC	7.550%	4/15/38	250	342
Enterprise Products Operating LLC	5.950%	2/1/41	175	207
Enterprise Products Operating LLC	4.450%	2/15/43	50	48
Enterprise Products Operating LLC	4.850%	3/15/44	200	204
Enterprise Products Operating LLC	5.100%	2/15/45	350	369
6 Enterprise Products Operating LLC	8.375%	8/1/66	100	110
6 Enterprise Products Operating LLC	7.034%	1/15/68	225	254
EOG Resources Inc.	5.875%	9/15/17	125	140
EOG Resources Inc.	4.400%	6/1/20	100	109
EOG Resources Inc.	4.100%	2/1/21	350	378
EOG Resources Inc.	2.625%	3/15/23	200	191
EQT Corp.	6.500%	4/1/18	350	398
FMC Technologies Inc.	2.000%	10/1/17	100	100
FMC Technologies Inc.	3.450%	10/1/22	25	25
Halliburton Co.	1.000%	8/1/16	125	126
Halliburton Co.	2.000%	8/1/18	125	126
Halliburton Co.	6.150%	9/15/19	200	235
Halliburton Co.	3.500%	8/1/23	225	230
Halliburton Co.	6.700%	9/15/38	125	165
Halliburton Co.	7.450%	9/15/39	200	282
Halliburton Co.	4.750%	8/1/43	100	105
Hess Corp.	3.500%	7/15/24	100	99
Hess Corp.	7.875%	10/1/29	350	472
Hess Corp.	7.125%	3/15/33	100	132
Hess Corp.	6.000%	1/15/40	150	179
Hess Corp.	5.600%	2/15/41	300	337
Husky Energy Inc.	6.150%	6/15/19	100	115
Husky Energy Inc.	4.000%	4/15/24	150	155
Husky Energy Inc.	6.800%	9/15/37	50	65
Kerr-McGee Corp.	6.950%	7/1/24	250	314
Kerr-McGee Corp.	7.875%	9/15/31	50	69
Kinder Morgan Energy Partners LP	3.500%	3/1/16	325	336
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	335
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	436
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	381
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	24
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	119
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	329
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	53
Kinder Morgan Energy Partners LP	6.500%	2/1/37	450	510
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	58
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	223
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	288
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	69
Magellan Midstream Partners LP	5.650%	10/15/16	75	82
Magellan Midstream Partners LP	6.550%	7/15/19	75	88
Magellan Midstream Partners LP	4.250%	2/1/21	225	243
Magellan Midstream Partners LP	5.150%	10/15/43	275	297
Marathon Oil Corp.	0.900%	11/1/15	275	275
Marathon Oil Corp.	6.000%	10/1/17	125	140
Marathon Oil Corp.	5.900%	3/15/18	46	52
Marathon Oil Corp.	2.800%	11/1/22	175	168
Marathon Oil Corp.	6.800%	3/15/32	300	380

Marathon Petroleum Corp.	3.500%	3/1/16	250	259
Marathon Petroleum Corp.	5.125%	3/1/21	375	417
Murphy Oil Corp.	2.500%	12/1/17	200	202
Murphy Oil Corp.	3.700%	12/1/22	50	49
Murphy Oil Corp.	5.125%	12/1/42	125	119
Nabors Industries Inc.	6.150%	2/15/18	450	508
Nabors Industries Inc.	5.000%	9/15/20	175	192
National Oilwell Varco Inc.	1.350%	12/1/17	200	199
National Oilwell Varco Inc.	2.600%	12/1/22	25	24
National Oilwell Varco Inc.	3.950%	12/1/42	125	119
Nisource Finance Corp.	5.250%	9/15/17	150	165
Nisource Finance Corp.	6.400%	3/15/18	75	86
Nisource Finance Corp.	6.800%	1/15/19	75	88
Nisource Finance Corp.	4.450%	12/1/21	100	107
Nisource Finance Corp.	6.125%	3/1/22	75	88
Nisource Finance Corp.	6.250%	12/15/40	150	182
Nisource Finance Corp.	5.800%	2/1/42	150	173
Nisource Finance Corp.	4.800%	2/15/44	125	128
Noble Energy Inc.	8.250%	3/1/19	475	588
Noble Energy Inc.	5.250%	11/15/43	375	394
Noble Holding International Ltd.	2.500%	3/15/17	100	102
Noble Holding International Ltd.	4.900%	8/1/20	125	133
Noble Holding International Ltd.	3.950%	3/15/22	50	49
Noble Holding International Ltd.	6.200%	8/1/40	100	103
Noble Holding International Ltd.	6.050%	3/1/41	150	155
[10] Noble Holding International Ltd.	5.250%	3/15/42	100	91
Occidental Petroleum Corp.	2.500%	2/1/16	200	205
Occidental Petroleum Corp.	1.500%	2/15/18	750	744
Occidental Petroleum Corp.	4.100%	2/1/21	350	377
Occidental Petroleum Corp.	2.700%	2/15/23	350	336
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	150	165
ONEOK Partners LP	2.000%	10/1/17	175	176
ONEOK Partners LP	8.625%	3/1/19	225	280
ONEOK Partners LP	3.375%	10/1/22	100	98
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	284
Petro-Canada	7.875%	6/15/26	25	34
Petro-Canada	7.000%	11/15/28	100	130
Petro-Canada	5.350%	7/15/33	150	171
Petro-Canada	6.800%	5/15/38	225	296
Phillips 66	2.950%	5/1/17	350	364
Phillips 66	4.300%	4/1/22	275	292
Phillips 66	5.875%	5/1/42	175	206
Pioneer Natural Resources Co.	6.875%	5/1/18	250	289
Pioneer Natural Resources Co.	3.950%	7/15/22	200	203
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	29
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	95
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	608
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	300	294
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	100	99
Pride International Inc.	8.500%	6/15/19	450	557
Pride International Inc.	6.875%	8/15/20	275	323

Questar Corp.	2.750%	2/1/16	25	26
Rowan Cos. Inc.	5.000%	9/1/17	175	189
Rowan Cos. Inc.	7.875%	8/1/19	75	91
Rowan Cos. Inc.	4.750%	1/15/24	50	50
Rowan Cos. Inc.	5.850%	1/15/44	100	98
Schlumberger Investment SA	3.650%	12/1/23	225	232
Shell International Finance BV	3.100%	6/28/15	975	995
Shell International Finance BV	0.625%	12/4/15	25	25
Shell International Finance BV	1.900%	8/10/18	75	75
Shell International Finance BV	2.000%	11/15/18	50	50
Shell International Finance BV	4.300%	9/22/19	550	603
Shell International Finance BV	3.400%	8/12/23	75	76
Shell International Finance BV	6.375%	12/15/38	475	622
Shell International Finance BV	5.500%	3/25/40	125	148
Shell International Finance BV	4.550%	8/12/43	150	157
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	221
Southwestern Energy Co.	7.500%	2/1/18	175	204
Southwestern Energy Co.	4.100%	3/15/22	75	77
Spectra Energy Capital LLC	6.200%	4/15/18	300	339
Spectra Energy Capital LLC	6.750%	2/15/32	50	59
Spectra Energy Partners LP	2.950%	9/25/18	25	26
Suncor Energy Inc.	6.100%	6/1/18	25	29
Suncor Energy Inc.	5.950%	12/1/34	75	90
Suncor Energy Inc.	6.500%	6/15/38	825	1,049
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	49
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	170
Talisman Energy Inc.	7.750%	6/1/19	200	245
Talisman Energy Inc.	3.750%	2/1/21	225	230
Talisman Energy Inc.	5.850%	2/1/37	150	162
Talisman Energy Inc.	6.250%	2/1/38	125	141
Tosco Corp.	8.125%	2/15/30	100	146
Total Capital Canada Ltd.	1.450%	1/15/18	75	75
Total Capital Canada Ltd.	2.750%	7/15/23	125	121
Total Capital International SA	1.000%	8/12/16	100	100
Total Capital International SA	1.550%	6/28/17	350	352
Total Capital International SA	2.125%	1/10/19	350	352
Total Capital International SA	2.750%	6/19/21	150	151
Total Capital International SA	2.875%	2/17/22	300	298
Total Capital International SA	2.700%	1/25/23	50	48
Total Capital International SA	3.700%	1/15/24	475	487
Total Capital International SA	3.750%	4/10/24	300	308
Total Capital SA	2.125%	8/10/18	250	252
Total Capital SA	4.450%	6/24/20	375	413
Total Capital SA	4.125%	1/28/21	125	135
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	174
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	184
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	360
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	175
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	349
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	582
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	158
6 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	281
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	250	283
Transocean Inc.	4.950%	11/15/15	850	883
Transocean Inc.	2.500%	10/15/17	75	75
Transocean Inc.	6.000%	3/15/18	75	81
Transocean Inc.	6.500%	11/15/20	100	106

Transocean Inc.	6.375%	12/15/21	50	53
Transocean Inc.	3.800%	10/15/22	75	69
Transocean Inc.	7.500%	4/15/31	175	183
Transocean Inc.	6.800%	3/15/38	150	146
Valero Energy Corp.	9.375%	3/15/19	100	128
Valero Energy Corp.	6.125%	2/1/20	75	87
Valero Energy Corp.	7.500%	4/15/32	725	934
Weatherford International LLC	6.350%	6/15/17	250	281
Weatherford International LLC	6.800%	6/15/37	150	181
Weatherford International Ltd.	6.000%	3/15/18	325	366
Weatherford International Ltd.	4.500%	4/15/22	125	131
Weatherford International Ltd.	6.500%	8/1/36	275	317
Weatherford International Ltd.	6.750%	9/15/40	100	119
Western Gas Partners LP	5.375%	6/1/21	300	335
Western Gas Partners LP	5.450%	4/1/44	150	163
Williams Cos. Inc.	7.500%	1/15/31	116	134
Williams Cos. Inc.	7.750%	6/15/31	185	222
Williams Cos. Inc.	5.750%	6/24/44	200	194
Williams Partners LP	5.250%	3/15/20	475	527
Williams Partners LP	4.125%	11/15/20	275	288
Williams Partners LP	6.300%	4/15/40	100	117
XTO Energy Inc.	6.250%	8/1/17	375	427

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	50	51
Cintas Corp. No 2	6.125%	12/1/17	150	169
Cintas Corp. No 2	3.250%	6/1/22	75	76
Fluor Corp.	3.375%	9/15/21	75	78
Howard Hughes Medical Institute	3.500%	9/1/23	175	181
6 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	75
6 Massachusetts Institute of Technology	3.959%	7/1/38	125	127
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	257
Massachusetts Institute of Technology GO	4.678%	7/1/14	75	81
6 Northwestern University Illinois GO	4.643%	12/1/44	75	83
University of Pennsylvania GO	4.674%	9/1/12	250	251
URS Corp.	5.000%	4/1/22	150	152
Yale University Connecticut GO	2.086%	4/15/19	50	50

Technology (1.5%)
Adobe Systems Inc.	4.750%	2/1/20	175	193
Agilent Technologies Inc.	6.500%	11/1/17	400	457
Agilent Technologies Inc.	3.875%	7/15/23	100	100
Altera Corp.	1.750%	5/15/17	50	50
Altera Corp.	2.500%	11/15/18	250	252
Altera Corp.	4.100%	11/15/23	75	78
Amphenol Corp.	1.550%	9/15/17	100	100
Amphenol Corp.	2.550%	1/30/19	200	201
Analog Devices Inc.	2.875%	6/1/23	150	145
Apple Inc.	0.450%	5/3/16	300	299
Apple Inc.	1.050%	5/5/17	450	448
Apple Inc.	1.000%	5/3/18	450	439
Apple Inc.	2.100%	5/6/19	325	325
Apple Inc.	2.850%	5/6/21	475	475
Apple Inc.	2.400%	5/3/23	725	686
Apple Inc.	3.450%	5/6/24	450	454
Apple Inc.	3.850%	5/4/43	450	417
Apple Inc.	4.450%	5/6/44	175	178

Applied Materials Inc.	4.300%	6/15/21	150	162
Applied Materials Inc.	5.850%	6/15/41	150	180
Arrow Electronics Inc.	3.375%	11/1/15	75	77
Arrow Electronics Inc.	4.500%	3/1/23	50	52
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.600%	12/15/22	25	25
Avnet Inc.	5.875%	6/15/20	200	223
Baidu Inc.	2.750%	6/9/19	200	198
Baidu Inc.	3.500%	11/28/22	500	485
Broadcom Corp.	2.700%	11/1/18	50	51
Broadcom Corp.	2.500%	8/15/22	325	309
Broadridge Financial Solutions Inc.	3.950%	9/1/20	25	26
CA Inc.	5.375%	12/1/19	175	195
CA Inc.	4.500%	8/15/23	75	77
Cisco Systems Inc.	5.500%	2/22/16	200	213
Cisco Systems Inc.	1.100%	3/3/17	100	100
Cisco Systems Inc.	3.150%	3/14/17	50	52
Cisco Systems Inc.	4.950%	2/15/19	475	529
Cisco Systems Inc.	2.125%	3/1/19	600	600
Cisco Systems Inc.	4.450%	1/15/20	825	909
Cisco Systems Inc.	2.900%	3/4/21	75	76
Cisco Systems Inc.	3.625%	3/4/24	125	128
Cisco Systems Inc.	5.900%	2/15/39	200	242
Cisco Systems Inc.	5.500%	1/15/40	275	318
Computer Sciences Corp.	6.500%	3/15/18	50	54
Corning Inc.	6.625%	5/15/19	25	30
Corning Inc.	3.700%	11/15/23	200	205
Corning Inc.	4.700%	3/15/37	475	500
Corning Inc.	5.750%	8/15/40	75	88
Dun & Bradstreet Corp.	4.375%	12/1/22	50	51
EMC Corp.	1.875%	6/1/18	460	457
EMC Corp.	2.650%	6/1/20	165	164
EMC Corp.	3.375%	6/1/23	220	216
Equifax Inc.	6.300%	7/1/17	25	28
Fidelity National Information Services Inc.	2.000%	4/15/18	25	25
Fidelity National Information Services Inc.	5.000%	3/15/22	50	53
Fidelity National Information Services Inc.	3.500%	4/15/23	650	638
Fiserv Inc.	3.125%	10/1/15	50	51
Fiserv Inc.	6.800%	11/20/17	150	172
Fiserv Inc.	3.500%	10/1/22	150	150
Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	160
Harris Corp.	4.400%	12/15/20	50	53
Harris Corp.	6.150%	12/15/40	75	90
Hewlett-Packard Co.	3.000%	9/15/16	150	156
Hewlett-Packard Co.	3.300%	12/9/16	50	52
Hewlett-Packard Co.	2.600%	9/15/17	150	154
Hewlett-Packard Co.	5.500%	3/1/18	75	84
Hewlett-Packard Co.	3.750%	12/1/20	325	337
Hewlett-Packard Co.	4.300%	6/1/21	850	899
Hewlett-Packard Co.	4.375%	9/15/21	200	213
Hewlett-Packard Co.	4.650%	12/9/21	350	379
Hewlett-Packard Co.	6.000%	9/15/41	100	114
Intel Corp.	1.950%	10/1/16	100	102
Intel Corp.	1.350%	12/15/17	775	772
Intel Corp.	3.300%	10/1/21	100	103
Intel Corp.	2.700%	12/15/22	275	267

Intel Corp.	4.000%	12/15/32	150	148
Intel Corp.	4.800%	10/1/41	475	497
Intel Corp.	4.250%	12/15/42	325	317
International Business Machines Corp.	2.000%	1/5/16	25	25
International Business Machines Corp.	5.700%	9/14/17	2,150	2,409
International Business Machines Corp.	1.950%	2/12/19	225	224
International Business Machines Corp.	1.625%	5/15/20	25	24
International Business Machines Corp.	3.375%	8/1/23	50	51
International Business Machines Corp.	3.625%	2/12/24	400	408
International Business Machines Corp.	7.000%	10/30/25	300	398
International Business Machines Corp.	6.220%	8/1/27	75	95
International Business Machines Corp.	6.500%	1/15/28	75	97
International Business Machines Corp.	5.600%	11/30/39	98	117
International Business Machines Corp.	4.000%	6/20/42	68	65
Jabil Circuit Inc.	5.625%	12/15/20	100	108
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	5.950%	3/15/41	25	27
KLA-Tencor Corp.	6.900%	5/1/18	125	145
Leidos Holdings Inc.	4.450%	12/1/20	75	76
Leidos Holdings Inc.	5.950%	12/1/40	75	75
Lexmark International Inc.	6.650%	6/1/18	150	168
Maxim Integrated Products Inc.	3.375%	3/15/23	25	24
Microsoft Corp.	1.625%	9/25/15	150	152
Microsoft Corp.	1.000%	5/1/18	200	196
Microsoft Corp.	4.200%	6/1/19	25	27
Microsoft Corp.	3.000%	10/1/20	225	233
Microsoft Corp.	2.125%	11/15/22	200	190
Microsoft Corp.	2.375%	5/1/23	250	239
Microsoft Corp.	3.625%	12/15/23	300	314
Microsoft Corp.	5.200%	6/1/39	25	29
Microsoft Corp.	4.500%	10/1/40	100	104
Microsoft Corp.	5.300%	2/8/41	50	58
Microsoft Corp.	3.500%	11/15/42	280	252
Microsoft Corp.	3.750%	5/1/43	45	42
Motorola Solutions Inc.	3.750%	5/15/22	250	247
Motorola Solutions Inc.	7.500%	5/15/25	50	63
NetApp Inc.	3.375%	6/15/21	300	301
Oracle Corp.	5.250%	1/15/16	275	291
Oracle Corp.	1.200%	10/15/17	325	323
Oracle Corp.	5.750%	4/15/18	300	340
Oracle Corp.	2.375%	1/15/19	225	228
Oracle Corp.	5.000%	7/8/19	550	618
Oracle Corp.	2.250%	10/8/19	225	224
Oracle Corp.	2.800%	7/8/21	300	298
Oracle Corp.	2.500%	10/15/22	250	238
Oracle Corp.	3.400%	7/8/24	300	298
Oracle Corp.	4.300%	7/8/34	300	301
Oracle Corp.	6.500%	4/15/38	200	259
Oracle Corp.	6.125%	7/8/39	150	186
Oracle Corp.	5.375%	7/15/40	600	680
Oracle Corp.	4.500%	7/8/44	200	201
Pitney Bowes Inc.	4.625%	3/15/24	450	456
7 Seagate HDD Cayman	3.750%	11/15/18	200	204
Seagate HDD Cayman	7.000%	11/1/21	100	111
Seagate HDD Cayman	4.750%	6/1/23	150	151
7 Seagate HDD Cayman	4.750%	1/1/25	500	499

Symantec Corp.	2.750%	6/15/17	175	179
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	176
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	157
Texas Instruments Inc.	2.375%	5/16/16	75	77
Texas Instruments Inc.	1.650%	8/3/19	525	510
Total System Services Inc.	2.375%	6/1/18	75	75
Tyco Electronics Group SA	6.550%	10/1/17	75	85
Tyco Electronics Group SA	2.350%	8/1/19	50	50
Tyco Electronics Group SA	3.450%	8/1/24	100	100
Tyco Electronics Group SA	7.125%	10/1/37	300	399
Verisk Analytics Inc.	4.125%	9/12/22	125	129
Xerox Corp.	6.400%	3/15/16	100	108
Xerox Corp.	6.750%	2/1/17	100	112
Xerox Corp.	2.950%	3/15/17	500	518
Xerox Corp.	6.350%	5/15/18	175	200
Xerox Corp.	5.625%	12/15/19	25	28
Xerox Corp.	2.800%	5/15/20	75	74
Xerox Corp.	3.800%	5/15/24	50	49
Xerox Corp.	6.750%	12/15/39	175	214
Xilinx Inc.	2.125%	3/15/19	100	100
Xilinx Inc.	3.000%	3/15/21	100	101

Transportation (0.7%)
6 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	28	29
6 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	47	50
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	111
Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	113
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	150
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	148
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	204
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	148
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	158
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	242
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	281
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	247
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	97
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	106
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	150
Canadian National Railway Co.	5.800%	6/1/16	100	108
Canadian National Railway Co.	5.550%	3/1/19	300	344
Canadian National Railway Co.	2.850%	12/15/21	200	202
Canadian National Railway Co.	6.200%	6/1/36	75	97
Canadian National Railway Co.	6.375%	11/15/37	100	134
Canadian Pacific Railway Co.	7.250%	5/15/19	150	182
Canadian Pacific Railway Co.	4.450%	3/15/23	225	245
Canadian Pacific Railway Co.	7.125%	10/15/31	100	136
Canadian Pacific Railway Co.	5.950%	5/15/37	450	564
Canadian Pacific Railway Ltd.	5.750%	1/15/42	225	277
Con-way Inc.	7.250%	1/15/18	25	29
Con-way Inc.	6.700%	5/1/34	150	167
6 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	120	140
6 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	523	533

6 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	97	98
CSX Corp.	5.600%	5/1/17	175	193
CSX Corp.	6.250%	3/15/18	375	430
CSX Corp.	7.375%	2/1/19	425	513
CSX Corp.	6.220%	4/30/40	152	191
CSX Corp.	5.500%	4/15/41	225	260
CSX Corp.	4.750%	5/30/42	275	288
CSX Corp.	4.100%	3/15/44	100	94
6 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	157	183
6 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	215	250
6 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	91	97
FedEx Corp.	2.625%	8/1/22	75	72
FedEx Corp.	3.875%	8/1/42	100	90
6 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	295	293
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	100	95
Kansas City Southern Railway Co.	4.300%	5/15/43	75	73
Norfolk Southern Corp.	7.700%	5/15/17	450	521
Norfolk Southern Corp.	5.750%	4/1/18	100	113
Norfolk Southern Corp.	5.900%	6/15/19	175	203
Norfolk Southern Corp.	2.903%	2/15/23	48	46
Norfolk Southern Corp.	7.800%	5/15/27	160	218
Norfolk Southern Corp.	4.837%	10/1/41	313	336
Norfolk Southern Corp.	6.000%	5/23/11	200	239
Ryder System Inc.	3.600%	3/1/16	230	239
Ryder System Inc.	5.850%	11/1/16	25	27
Ryder System Inc.	2.450%	11/15/18	250	253
Ryder System Inc.	2.350%	2/26/19	350	351
Ryder System Inc.	2.550%	6/1/19	300	301
Southwest Airlines Co.	5.750%	12/15/16	75	82
6 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	37	42
Union Pacific Corp.	4.163%	7/15/22	659	715
Union Pacific Corp.	3.250%	1/15/25	100	99
Union Pacific Corp.	4.750%	9/15/41	350	378
Union Pacific Corp.	4.821%	2/1/44	150	163
6 United Airlines Pass Through Trust Series
2013-1	4.300%	2/15/27	100	103
6 United Airlines Pass Through Trust Series
2014-1	4.000%	10/11/27	200	201
United Parcel Service Inc.	5.500%	1/15/18	175	196
United Parcel Service Inc.	5.125%	4/1/19	100	113
United Parcel Service Inc.	3.125%	1/15/21	725	749
United Parcel Service Inc.	2.450%	10/1/22	450	433
United Parcel Service Inc.	6.200%	1/15/38	203	262
United Parcel Service Inc.	3.625%	10/1/42	25	23
6 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	200	201
6 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	48	50
				373,190

Utilities (2.2%)
Electric (2.0%)
AEP Texas Central Co.	6.650%	2/15/33	200	259
Alabama Power Co.	5.500%	10/15/17	225	251
Alabama Power Co.	5.200%	6/1/41	175	203
Alabama Power Co.	3.850%	12/1/42	25	24
Alabama Power Co.	4.150%	8/15/44	75	74
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	500	492
American Electric Power Co. Inc.	1.650%	12/15/17	150	150
American Electric Power Co. Inc.	2.950%	12/15/22	25	24
Appalachian Power Co.	4.600%	3/30/21	50	55
Appalachian Power Co.	6.700%	8/15/37	250	326
Arizona Public Service Co.	8.750%	3/1/19	200	254
Arizona Public Service Co.	3.350%	6/15/24	50	50
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.700%	1/15/44	100	108
Atlantic City Electric Co.	7.750%	11/15/18	100	121
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	367
Berkshire Hathaway Energy Co.	5.750%	4/1/18	575	649
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	124
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	103
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	275
Berkshire Hathaway Energy Co.	6.500%	9/15/37	50	65
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	167
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	69
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	50	53
CenterPoint Energy Inc.	6.500%	5/1/18	200	230
Cleco Power LLC	6.000%	12/1/40	100	118
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	259
CMS Energy Corp.	8.750%	6/15/19	200	255
CMS Energy Corp.	3.875%	3/1/24	25	26
CMS Energy Corp.	4.700%	3/31/43	125	127
Commonwealth Edison Co.	5.950%	8/15/16	125	137
Commonwealth Edison Co.	6.150%	9/15/17	325	368
Commonwealth Edison Co.	5.800%	3/15/18	75	85
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	62
Commonwealth Edison Co.	6.450%	1/15/38	175	232
Commonwealth Edison Co.	4.600%	8/15/43	300	318
Commonwealth Edison Co.	4.700%	1/15/44	175	192
Connecticut Light & Power Co.	2.500%	1/15/23	125	120
Connecticut Light & Power Co.	4.300%	4/15/44	500	511
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	550	654
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	230
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	335
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	95
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	203
Constellation Energy Group Inc.	5.150%	12/1/20	200	221
Consumers Energy Co.	5.500%	8/15/16	50	54
Consumers Energy Co.	5.650%	9/15/18	275	314
Consumers Energy Co.	3.375%	8/15/23	275	283
Consumers Energy Co.	3.950%	5/15/43	75	73
Consumers Energy Co.	4.350%	8/31/64	50	50
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.000%	6/1/42	50	49
Dominion Resources Inc.	6.000%	11/30/17	250	283

Dominion Resources Inc.	6.400%	6/15/18	342	393
Dominion Resources Inc.	6.300%	3/15/33	100	123
Dominion Resources Inc.	5.950%	6/15/35	225	272
Dominion Resources Inc.	4.050%	9/15/42	100	93
6 Dominion Resources Inc.	5.750%	10/1/54	100	101
DTE Electric Co.	3.900%	6/1/21	100	107
DTE Electric Co.	2.650%	6/15/22	225	221
DTE Electric Co.	3.650%	3/15/24	175	180
DTE Electric Co.	3.375%	3/1/25	225	227
DTE Electric Co.	3.950%	6/15/42	50	49
DTE Electric Co.	4.000%	4/1/43	225	220
Duke Energy Carolinas LLC	4.300%	6/15/20	250	274
Duke Energy Carolinas LLC	3.900%	6/15/21	500	535
Duke Energy Carolinas LLC	6.000%	12/1/28	125	155
Duke Energy Carolinas LLC	6.100%	6/1/37	100	124
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	100	118
Duke Energy Carolinas LLC	4.000%	9/30/42	75	73
Duke Energy Corp.	2.100%	6/15/18	75	75
Duke Energy Corp.	5.050%	9/15/19	250	279
Duke Energy Corp.	3.050%	8/15/22	75	74
Duke Energy Corp.	3.750%	4/15/24	325	332
Duke Energy Florida Inc.	0.650%	11/15/15	300	300
Duke Energy Florida Inc.	5.650%	6/15/18	75	85
Duke Energy Florida Inc.	6.350%	9/15/37	225	299
Duke Energy Florida Inc.	6.400%	6/15/38	200	267
Duke Energy Florida Inc.	3.850%	11/15/42	200	190
Duke Energy Indiana Inc.	3.750%	7/15/20	25	27
Duke Energy Indiana Inc.	6.350%	8/15/38	225	302
Duke Energy Indiana Inc.	4.200%	3/15/42	400	404
Duke Energy Progress Inc.	5.300%	1/15/19	175	198
Duke Energy Progress Inc.	4.375%	3/30/44	550	570
El Paso Electric Co.	6.000%	5/15/35	50	60
Entergy Arkansas Inc.	3.750%	2/15/21	75	79
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	228
Entergy Louisiana LLC	5.400%	11/1/24	475	554
Entergy Texas Inc.	7.125%	2/1/19	325	388
Exelon Generation Co. LLC	6.200%	10/1/17	125	141
Exelon Generation Co. LLC	4.000%	10/1/20	225	237
Exelon Generation Co. LLC	5.600%	6/15/42	205	219
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	137
Florida Power & Light Co.	5.550%	11/1/17	75	84
Florida Power & Light Co.	5.625%	4/1/34	25	30
Florida Power & Light Co.	5.400%	9/1/35	75	90
Florida Power & Light Co.	6.200%	6/1/36	50	65
Florida Power & Light Co.	5.650%	2/1/37	100	122
Florida Power & Light Co.	5.850%	5/1/37	25	32
Florida Power & Light Co.	5.960%	4/1/39	475	608
Georgia Power Co.	3.000%	4/15/16	575	593
Georgia Power Co.	5.400%	6/1/40	300	345
Iberdrola International BV	6.750%	7/15/36	75	92
Indiana Michigan Power Co.	6.050%	3/15/37	200	245
6 Integrys Energy Group Inc.	6.110%	12/1/66	150	153
Interstate Power & Light Co.	6.250%	7/15/39	50	65
ITC Holdings Corp.	4.050%	7/1/23	75	78
ITC Holdings Corp.	5.300%	7/1/43	50	56

Jersey Central Power & Light Co.	5.625%	5/1/16	125	133
Jersey Central Power & Light Co.	5.650%	6/1/17	250	275
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	73	79
Kansas City Power & Light Co.	6.050%	11/15/35	50	61
Kansas City Power & Light Co.	5.300%	10/1/41	100	112
Kentucky Utilities Co.	3.250%	11/1/20	50	52
Kentucky Utilities Co.	5.125%	11/1/40	125	145
Kentucky Utilities Co.	4.650%	11/15/43	250	270
LG&E & KU Energy LLC	2.125%	11/15/15	75	76
LG&E & KU Energy LLC	3.750%	11/15/20	100	104
Louisville Gas & Electric Co.	1.625%	11/15/15	125	127
Louisville Gas & Electric Co.	5.125%	11/15/40	125	144
Louisville Gas & Electric Co.	4.650%	11/15/43	25	27
MidAmerican Energy Co.	5.300%	3/15/18	50	56
MidAmerican Energy Co.	6.750%	12/30/31	125	165
MidAmerican Energy Co.	5.750%	11/1/35	125	152
Mississippi Power Co.	4.250%	3/15/42	150	147
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	276
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	224
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	373
7 National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	104	105
6 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
Nevada Power Co.	7.125%	3/15/19	550	660
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	422
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	625	633
6 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	75
6 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	77
Northeast Utilities	1.450%	5/1/18	100	98
Northern States Power Co.	5.250%	3/1/18	175	195
Northern States Power Co.	6.250%	6/1/36	50	65
Northern States Power Co.	6.200%	7/1/37	50	65
Northern States Power Co.	5.350%	11/1/39	175	207
NSTAR Electric Co.	5.625%	11/15/17	150	168
NSTAR Electric Co.	2.375%	10/15/22	150	143
NSTAR Electric Co.	5.500%	3/15/40	75	91
NSTAR LLC	4.500%	11/15/19	25	27
Oglethorpe Power Corp.	6.100%	3/15/19	75	86
Oglethorpe Power Corp.	5.950%	11/1/39	50	61
Oglethorpe Power Corp.	5.375%	11/1/40	125	142
Ohio Power Co.	6.000%	6/1/16	75	81
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	124
Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	48
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	188
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	177
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	330
Pacific Gas & Electric Co.	5.625%	11/30/17	150	168
Pacific Gas & Electric Co.	8.250%	10/15/18	200	246
Pacific Gas & Electric Co.	3.250%	6/15/23	300	297
Pacific Gas & Electric Co.	3.750%	2/15/24	50	51
Pacific Gas & Electric Co.	3.400%	8/15/24	50	50
Pacific Gas & Electric Co.	6.050%	3/1/34	625	769
Pacific Gas & Electric Co.	6.350%	2/15/38	100	128

Pacific Gas & Electric Co.	5.400%	1/15/40	250	284
Pacific Gas & Electric Co.	4.450%	4/15/42	225	226
Pacific Gas & Electric Co.	4.600%	6/15/43	375	388
Pacific Gas & Electric Co.	4.750%	2/15/44	150	158
PacifiCorp	5.650%	7/15/18	100	114
PacifiCorp	3.600%	4/1/24	125	128
PacifiCorp	7.700%	11/15/31	600	872
PacifiCorp	5.250%	6/15/35	100	117
Peco Energy Co.	5.350%	3/1/18	50	56
Peco Energy Co.	2.375%	9/15/22	75	72
Pennsylvania Electric Co.	6.050%	9/1/17	75	84
Pepco Holdings Inc.	2.700%	10/1/15	175	178
PG&E Corp.	2.400%	3/1/19	100	100
Potomac Electric Power Co.	6.500%	11/15/37	100	134
PPL Capital Funding Inc.	1.900%	6/1/18	50	50
PPL Capital Funding Inc.	3.400%	6/1/23	100	99
PPL Capital Funding Inc.	3.950%	3/15/24	150	154
PPL Capital Funding Inc.	4.700%	6/1/43	25	26
PPL Capital Funding Inc.	5.000%	3/15/44	100	107
PPL Electric Utilities Corp.	3.000%	9/15/21	125	126
PPL Electric Utilities Corp.	4.125%	6/15/44	50	50
Progress Energy Inc.	7.050%	3/15/19	400	480
Progress Energy Inc.	3.150%	4/1/22	25	25
Progress Energy Inc.	7.000%	10/30/31	119	157
Progress Energy Inc.	6.000%	12/1/39	25	31
PSEG Power LLC	8.625%	4/15/31	381	547
Public Service Co. of Colorado	5.125%	6/1/19	275	311
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	6.250%	9/1/37	25	33
Public Service Co. of Colorado	4.750%	8/15/41	75	82
Public Service Co. of Colorado	3.600%	9/15/42	175	160
Public Service Co. of New Hampshire	3.500%	11/1/23	25	26
Public Service Co. of Oklahoma	6.625%	11/15/37	200	263
Public Service Electric & Gas Co.	5.300%	5/1/18	75	84
Public Service Electric & Gas Co.	2.300%	9/15/18	125	127
Public Service Electric & Gas Co.	1.800%	6/1/19	50	49
Public Service Electric & Gas Co.	5.800%	5/1/37	75	94
Public Service Electric & Gas Co.	4.000%	6/1/44	500	489
Puget Energy Inc.	6.500%	12/15/20	75	89
Puget Energy Inc.	6.000%	9/1/21	100	116
Puget Sound Energy Inc.	5.483%	6/1/35	25	30
Puget Sound Energy Inc.	6.274%	3/15/37	125	164
Puget Sound Energy Inc.	5.757%	10/1/39	75	93
Puget Sound Energy Inc.	5.764%	7/15/40	100	125
Puget Sound Energy Inc.	4.434%	11/15/41	150	159
San Diego Gas & Electric Co.	5.350%	5/15/35	25	30
San Diego Gas & Electric Co.	4.500%	8/15/40	150	159
San Diego Gas & Electric Co.	3.950%	11/15/41	175	172
SCANA Corp.	4.750%	5/15/21	125	135
SCANA Corp.	4.125%	2/1/22	200	206
Sierra Pacific Power Co.	6.000%	5/15/16	100	108
Sierra Pacific Power Co.	3.375%	8/15/23	50	51
Sierra Pacific Power Co.	6.750%	7/1/37	150	204
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	235
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	32
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	119
South Carolina Electric & Gas Co.	4.500%	6/1/64	50	50

Southern California Edison Co.	5.000%	1/15/16	25	26
Southern California Edison Co.	1.125%	5/1/17	50	50
Southern California Edison Co.	3.875%	6/1/21	275	296
Southern California Edison Co.	3.500%	10/1/23	175	180
Southern California Edison Co.	6.650%	4/1/29	75	96
Southern California Edison Co.	6.000%	1/15/34	50	63
Southern California Edison Co.	5.750%	4/1/35	75	92
Southern California Edison Co.	5.350%	7/15/35	100	118
Southern California Edison Co.	5.625%	2/1/36	125	151
Southern California Edison Co.	5.950%	2/1/38	200	252
Southern California Edison Co.	4.500%	9/1/40	75	80
Southern California Edison Co.	4.050%	3/15/42	125	123
Southern California Edison Co.	4.650%	10/1/43	175	188
Southern Co.	2.375%	9/15/15	150	153
Southern Co.	1.300%	8/15/17	75	75
Southern Co.	2.150%	9/1/19	50	49
Southern Power Co.	5.150%	9/15/41	100	110
Southwestern Electric Power Co.	6.450%	1/15/19	100	117
Southwestern Electric Power Co.	3.550%	2/15/22	25	26
Southwestern Electric Power Co.	6.200%	3/15/40	50	64
Southwestern Public Service Co.	4.500%	8/15/41	100	105
Tampa Electric Co.	6.100%	5/15/18	100	114
Tampa Electric Co.	2.600%	9/15/22	75	72
Tampa Electric Co.	6.550%	5/15/36	100	134
Tampa Electric Co.	4.100%	6/15/42	50	50
TECO Finance Inc.	4.000%	3/15/16	50	52
TECO Finance Inc.	5.150%	3/15/20	50	56
Toledo Edison Co.	6.150%	5/15/37	100	120
TransAlta Corp.	6.650%	5/15/18	250	281
Tucson Electric Power Co.	5.150%	11/15/21	50	56
UIL Holdings Corp.	4.625%	10/1/20	75	80
Union Electric Co.	3.500%	4/15/24	225	230
Union Electric Co.	8.450%	3/15/39	150	245
Virginia Electric & Power Co.	6.000%	1/15/36	125	159
Virginia Electric & Power Co.	6.000%	5/15/37	100	127
Virginia Electric & Power Co.	6.350%	11/30/37	50	66
Virginia Electric & Power Co.	4.000%	1/15/43	250	242
Virginia Electric & Power Co.	4.650%	8/15/43	125	134
Virginia Electric and Power Co.	3.450%	2/15/24	50	51
Virginia Electric and Power Co.	4.450%	2/15/44	50	52
Westar Energy Inc.	4.125%	3/1/42	200	199
Westar Energy Inc.	4.100%	4/1/43	50	50
Westar Energy Inc.	4.625%	9/1/43	25	27
Western Massachusetts Electric Co.	3.500%	9/15/21	75	78
Wisconsin Electric Power Co.	4.250%	6/1/44	300	311
6 Wisconsin Energy Corp.	6.250%	5/15/67	150	155
Wisconsin Power & Light Co.	5.000%	7/15/19	50	56
Wisconsin Power & Light Co.	2.250%	11/15/22	75	72
Wisconsin Power & Light Co.	6.375%	8/15/37	100	134
Xcel Energy Inc.	5.613%	4/1/17	78	86
Xcel Energy Inc.	4.700%	5/15/20	100	110

Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	325	335
AGL Capital Corp.	5.875%	3/15/41	75	92
AGL Capital Corp.	4.400%	6/1/43	50	50
Atmos Energy Corp.	8.500%	3/15/19	75	94

	Atmos Energy Corp.	5.500%	6/15/41	300	361
	British Transco Finance Inc.	6.625%	6/1/18	50	58
[11] Enron Corp.		9.125%	4/1/03	500	—
[11] Enron Corp.		7.125%	5/15/07	150	—
[11] Enron Corp.		6.875%	10/15/07	500	—
[11] Internorth Inc.		9.625%	3/15/06	500	—
	KeySpan Corp.	8.000%	11/15/30	75	104
	Laclede Group Inc.	4.700%	8/15/44	100	101
	National Fuel Gas Co.	3.750%	3/1/23	275	272
	National Grid plc	6.300%	8/1/16	325	356
7	ONE Gas Inc.	2.070%	2/1/19	75	75
7	ONE Gas Inc.	4.658%	2/1/44	25	27
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	54
	Sempra Energy	6.500%	6/1/16	300	327
	Sempra Energy	6.150%	6/15/18	548	627
	Sempra Energy	2.875%	10/1/22	100	98
	Sempra Energy	6.000%	10/15/39	300	373
	Southern California Gas Co.	3.750%	9/15/42	25	24
	Southern California Gas Co.	4.450%	3/15/44	50	53

	Other Utility (0.1%)
	American Water Capital Corp.	6.085%	10/15/17	200	225
	American Water Capital Corp.	6.593%	10/15/37	150	198
	United Utilities plc	5.375%	2/1/19	325	357
	Veolia Environnement SA	6.000%	6/1/18	400	450

					50,195
Total Corporate Bonds (Cost $593,193)					628,825
Sovereign Bonds (U.S. Dollar-Denominated) (6.3%)
	African Development Bank	1.250%	9/2/16	50	51
	African Development Bank	1.125%	3/15/17	300	301
	African Development Bank	0.875%	3/15/18	150	147
	African Development Bank	1.625%	10/2/18	500	501
	African Development Bank	2.375%	9/23/21	650	652
	Asian Development Bank	4.250%	10/20/14	275	276
	Asian Development Bank	0.500%	8/17/15	350	350
	Asian Development Bank	2.500%	3/15/16	325	335
	Asian Development Bank	0.750%	1/11/17	300	299
	Asian Development Bank	1.125%	3/15/17	600	603
	Asian Development Bank	5.593%	7/16/18	275	313
	Asian Development Bank	1.750%	9/11/18	225	227
	Asian Development Bank	1.875%	10/23/18	950	960
	Asian Development Bank	1.750%	3/21/19	25	25
	Asian Development Bank	1.875%	4/12/19	50	50
	Banco do Brasil SA	3.875%	1/23/17	375	387
	Canada	0.875%	2/14/17	950	948
	China Development Bank Corp.	5.000%	10/15/15	100	104
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	139
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	700	700
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	304
	Corp. Andina de Fomento	3.750%	1/15/16	225	232
	Corp. Andina de Fomento	8.125%	6/4/19	300	370
	Corp. Andina de Fomento	4.375%	6/15/22	582	620
	Council Of Europe Development Bank	2.625%	2/16/16	150	154
	Council Of Europe Development Bank	1.500%	2/22/17	300	304
	Council Of Europe Development Bank	1.500%	6/19/17	50	51

Council Of Europe Development Bank	1.000%	3/7/18	275	271
Council Of Europe Development Bank	1.125%	5/31/18	200	197
Ecopetrol SA	4.250%	9/18/18	100	106
Ecopetrol SA	5.875%	9/18/23	325	358
Ecopetrol SA	4.125%	1/16/25	200	193
Ecopetrol SA	7.375%	9/18/43	300	363
Ecopetrol SA	5.875%	5/28/45	200	204
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	532
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	180
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	101
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	691
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	146
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	200
European Bank for Reconstruction &
Development	1.750%	6/14/19	275	272
European Bank for Reconstruction &
Development	1.500%	3/16/20	150	146
European Investment Bank	1.000%	7/15/15	135	136
European Investment Bank	1.375%	10/20/15	475	480
European Investment Bank	4.875%	2/16/16	650	689
European Investment Bank	0.625%	4/15/16	600	601
European Investment Bank	2.500%	5/16/16	725	748
European Investment Bank	2.125%	7/15/16	500	514
European Investment Bank	0.500%	8/15/16	575	573
European Investment Bank	5.125%	9/13/16	1,250	1,357
European Investment Bank	1.250%	10/14/16	1,125	1,138
European Investment Bank	1.125%	12/15/16	200	201
European Investment Bank	4.875%	1/17/17	150	164
European Investment Bank	1.750%	3/15/17	775	791
European Investment Bank	0.875%	4/18/17	350	348
European Investment Bank	5.125%	5/30/17	675	747
European Investment Bank	1.000%	8/17/17	250	249
European Investment Bank	1.125%	9/15/17	400	400
European Investment Bank	1.000%	12/15/17	250	248
European Investment Bank	1.000%	3/15/18	200	197
European Investment Bank	1.000%	6/15/18	150	147
European Investment Bank	1.625%	12/18/18	400	399
European Investment Bank	1.875%	3/15/19	1,500	1,506
European Investment Bank	1.750%	6/17/19	1,585	1,572
European Investment Bank	2.875%	9/15/20	100	104
European Investment Bank	4.000%	2/16/21	1,225	1,356
European Investment Bank	2.500%	4/15/21	850	862
European Investment Bank	2.125%	10/15/21	100	99
European Investment Bank	3.250%	1/29/24	400	420
Export Development Canada	0.500%	9/15/15	275	276
Export Development Canada	1.250%	10/26/16	100	101
9 Export Development Canada	1.000%	5/15/17	25	25
Export Development Canada	0.750%	12/15/17	575	565
Export-Import Bank of Korea	4.000%	1/11/17	325	344
Export-Import Bank of Korea	1.750%	2/27/18	925	918
Export-Import Bank of Korea	2.875%	9/17/18	200	204

Export-Import Bank of Korea	2.375%	8/12/19	200	198
Export-Import Bank of Korea	4.375%	9/15/21	75	81
Export-Import Bank of Korea	5.000%	4/11/22	275	307
Export-Import Bank of Korea	4.000%	1/14/24	650	680
Federative Republic of Brazil	6.000%	1/17/17	375	411
Federative Republic of Brazil	5.875%	1/15/19	400	449
Federative Republic of Brazil	8.875%	10/14/19	125	159
Federative Republic of Brazil	4.875%	1/22/21	750	797
Federative Republic of Brazil	2.625%	1/5/23	150	135
Federative Republic of Brazil	4.250%	1/7/25	800	792
Federative Republic of Brazil	8.750%	2/4/25	300	408
Federative Republic of Brazil	10.125%	5/15/27	325	500
Federative Republic of Brazil	8.250%	1/20/34	200	269
Federative Republic of Brazil	7.125%	1/20/37	125	153
6 Federative Republic of Brazil	11.000%	8/17/40	200	218
Federative Republic of Brazil	5.625%	1/7/41	500	517
Federative Republic of Brazil	5.000%	1/27/45	725	679
FMS Wertmanagement AoeR	0.625%	4/18/16	100	100
FMS Wertmanagement AoeR	1.125%	10/14/16	300	302
FMS Wertmanagement AoeR	1.125%	9/5/17	150	150
FMS Wertmanagement AoeR	1.000%	11/21/17	200	198
FMS Wertmanagement AoeR	1.625%	11/20/18	500	500
Hydro-Quebec	8.400%	1/15/22	775	1,017
Hydro-Quebec	8.050%	7/7/24	200	276
Inter-American Development Bank	0.625%	9/12/16	100	100
Inter-American Development Bank	1.375%	10/18/16	200	203
Inter-American Development Bank	0.875%	11/15/16	275	275
Inter-American Development Bank	1.000%	7/14/17	425	422
Inter-American Development Bank	2.375%	8/15/17	100	104
Inter-American Development Bank	0.875%	3/15/18	150	147
Inter-American Development Bank	1.750%	8/24/18	275	277
Inter-American Development Bank	4.250%	9/10/18	1,050	1,157
Inter-American Development Bank	1.125%	9/12/19	100	96
Inter-American Development Bank	3.875%	9/17/19	1,550	1,694
Inter-American Development Bank	1.750%	10/15/19	600	594
Inter-American Development Bank	3.875%	2/14/20	50	55
Inter-American Development Bank	3.000%	2/21/24	650	671
Inter-American Development Bank	7.000%	6/15/25	100	134
International Bank for Reconstruction &
Development	2.125%	3/15/16	650	666
International Bank for Reconstruction &
Development	5.000%	4/1/16	400	427
International Bank for Reconstruction &
Development	1.000%	9/15/16	450	453
International Bank for Reconstruction &
Development	0.625%	10/14/16	550	548
International Bank for Reconstruction &
Development	0.750%	12/15/16	300	299
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,448
International Bank for Reconstruction &
Development	1.375%	4/10/18	550	549
International Bank for Reconstruction &
Development	1.875%	3/15/19	1,225	1,235
International Bank for Reconstruction &
Development	1.875%	10/7/19	1,200	1,198

	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	452
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	600	720
	International Finance Corp.	2.750%	4/20/15	175	177
	International Finance Corp.	2.250%	4/11/16	200	205
	International Finance Corp.	0.625%	10/3/16	250	250
	International Finance Corp.	0.625%	11/15/16	150	150
	International Finance Corp.	1.125%	11/23/16	750	755
	International Finance Corp.	2.125%	11/17/17	450	462
	International Finance Corp.	0.625%	12/21/17	250	245
	International Finance Corp.	0.875%	6/15/18	300	292
	International Finance Corp.	1.250%	7/16/18	150	148
	International Finance Corp.	1.750%	9/4/18	350	352
	International Finance Corp.	1.750%	9/16/19	300	298
[12] Japan Bank for International Cooperation		2.500%	1/21/16	200	205
[12] Japan Bank for International Cooperation		2.500%	5/18/16	100	103
[12] Japan Bank for International Cooperation		2.250%	7/13/16	275	283
[12] Japan Bank for International Cooperation		1.125%	7/19/17	950	948
[12] Japan Bank for International Cooperation		1.750%	7/31/18	150	151
[12] Japan Bank for International Cooperation		1.750%	11/13/18	400	401
[12] Japan Bank for International Cooperation		3.375%	7/31/23	100	106
[12] Japan Bank for International Cooperation		3.000%	5/29/24	500	508
[12] Japan Finance Organization for Municipalities		5.000%	5/16/17	100	110
[12] Japan Finance Organization for Municipalities		4.000%	1/13/21	300	328
8	KFW	0.625%	4/24/15	825	827
8	KFW	1.250%	10/26/15	200	202
8	KFW	5.125%	3/14/16	1,450	1,548
8	KFW	0.500%	4/19/16	350	350
8	KFW	2.000%	6/1/16	825	845
8	KFW	0.500%	7/15/16	500	498
8	KFW	0.625%	12/15/16	250	249
8	KFW	1.250%	2/15/17	1,700	1,715
8	KFW	0.750%	3/17/17	900	890
8	KFW	0.875%	9/5/17	250	248
8	KFW	4.375%	3/15/18	250	275
8	KFW	1.875%	4/1/19	775	779
8	KFW	4.875%	6/17/19	1,350	1,536
8	KFW	4.000%	1/27/20	50	55
8	KFW	2.750%	9/8/20	2,025	2,096
8	KFW	2.750%	10/1/20	200	207
8	KFW	2.000%	10/4/22	650	628
8	KFW	2.125%	1/17/23	1,025	998
8	KFW	0.000%	4/18/36	400	196
	Korea Development Bank	1.500%	1/22/18	250	246
	Korea Development Bank	3.000%	3/17/19	200	205
	Korea Development Bank	3.750%	1/22/24	400	413
	Korea Finance Corp.	3.250%	9/20/16	250	259
	Korea Finance Corp.	2.250%	8/7/17	25	25
	Korea Finance Corp.	4.625%	11/16/21	150	164
8	Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	383
8	Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	289
8	Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	103
8	Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	719
8	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	99
8	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	152
8	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	75

8	Landwirtschaftliche Rentenbank	1.375%	10/23/19	250	243
	Nexen Energy ULC	7.875%	3/15/32	50	69
	Nexen Energy ULC	6.400%	5/15/37	450	556
	Nexen Energy ULC	7.500%	7/30/39	200	280
	Nordic Investment Bank	2.250%	3/15/16	300	308
	Nordic Investment Bank	0.500%	4/14/16	125	125
	Nordic Investment Bank	0.750%	1/17/18	350	342
	Nordic Investment Bank	1.875%	6/14/19	300	300
	North American Development Bank	4.375%	2/11/20	100	108
	North American Development Bank	2.400%	10/26/22	150	143
[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	500	507
[10] Oesterreichische Kontrollbank AG		0.750%	12/15/16	200	200
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	660
6	Oriental Republic of Uruguay	4.500%	8/14/24	300	313
6	Oriental Republic of Uruguay	4.125%	11/20/45	300	255
6	Oriental Republic of Uruguay	5.100%	6/18/50	200	194
	Pemex Project Funding Master Trust	5.750%	3/1/18	625	692
	Pemex Project Funding Master Trust	6.625%	6/15/35	625	722
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	173
	Petrobras Global Finance BV	4.875%	3/17/20	500	507
	Petrobras Global Finance BV	6.250%	3/17/24	300	315
	Petrobras Global Finance BV	5.625%	5/20/43	100	88
	Petrobras Global Finance BV	7.250%	3/17/44	100	108
	Petrobras International Finance Co. SA	3.875%	1/27/16	325	333
	Petrobras International Finance Co. SA	6.125%	10/6/16	350	377
	Petrobras International Finance Co. SA	3.500%	2/6/17	75	76
	Petrobras International Finance Co. SA	5.875%	3/1/18	675	726
	Petrobras International Finance Co. SA	8.375%	12/10/18	300	351
	Petrobras International Finance Co. SA	7.875%	3/15/19	450	515
	Petrobras International Finance Co. SA	5.750%	1/20/20	700	736
	Petrobras International Finance Co. SA	5.375%	1/27/21	375	380
	Petrobras International Finance Co. SA	6.875%	1/20/40	325	336
	Petrobras International Finance Co. SA	6.750%	1/27/41	900	905
	Petroleos Mexicanos	8.000%	5/3/19	200	242
	Petroleos Mexicanos	6.000%	3/5/20	400	453
	Petroleos Mexicanos	5.500%	1/21/21	150	164
	Petroleos Mexicanos	4.875%	1/24/22	500	527
	Petroleos Mexicanos	3.500%	1/30/23	500	479
7	Petroleos Mexicanos	4.875%	1/18/24	100	105
	Petroleos Mexicanos	6.500%	6/2/41	400	457
	Petroleos Mexicanos	5.500%	6/27/44	625	630
7	Petroleos Mexicanos	6.375%	1/23/45	600	674
	Province of British Columbia	2.100%	5/18/16	500	512
	Province of British Columbia	1.200%	4/25/17	100	100
	Province of British Columbia	2.000%	10/23/22	200	191
	Province of Manitoba	1.300%	4/3/17	75	75
	Province of Manitoba	1.125%	6/1/18	150	148
	Province of Manitoba	1.750%	5/30/19	175	173
	Province of Manitoba	2.100%	9/6/22	150	143
	Province of Manitoba	3.050%	5/14/24	550	553
	Province of New Brunswick	2.750%	6/15/18	350	363
	Province of Nova Scotia	2.375%	7/21/15	200	203
	Province of Ontario	1.875%	9/15/15	200	203
	Province of Ontario	4.750%	1/19/16	100	105
	Province of Ontario	5.450%	4/27/16	500	537
	Province of Ontario	2.300%	5/10/16	300	307
	Province of Ontario	1.600%	9/21/16	450	456

Province of Ontario	1.100%	10/25/17	250	248
Province of Ontario	3.150%	12/15/17	225	237
Province of Ontario	3.000%	7/16/18	225	235
Province of Ontario	2.000%	9/27/18	200	201
Province of Ontario	1.650%	9/27/19	225	220
Province of Ontario	4.000%	10/7/19	575	624
Province of Ontario	4.400%	4/14/20	500	554
Province of Ontario	2.500%	9/10/21	575	574
Province of Ontario	2.450%	6/29/22	150	147
Province of Ontario	3.200%	5/16/24	150	153
Quebec	5.125%	11/14/16	325	354
Quebec	4.625%	5/14/18	575	635
Quebec	3.500%	7/29/20	350	372
Quebec	2.750%	8/25/21	325	326
Quebec	2.625%	2/13/23	400	391
Quebec	7.500%	9/15/29	325	461
Region of Lombardy Italy	5.804%	10/25/32	200	214
Republic of Chile	3.875%	8/5/20	200	211
Republic of Chile	2.250%	10/30/22	175	165
Republic of Chile	3.625%	10/30/42	75	65
Republic of Colombia	7.375%	1/27/17	325	368
Republic of Colombia	7.375%	3/18/19	400	478
Republic of Colombia	4.375%	7/12/21	450	477
Republic of Colombia	8.125%	5/21/24	500	657
Republic of Colombia	7.375%	9/18/37	100	133
Republic of Colombia	6.125%	1/18/41	575	670
6 Republic of Colombia	5.625%	2/26/44	200	219
Republic of Italy	4.750%	1/25/16	750	788
Republic of Italy	5.250%	9/20/16	1,050	1,132
Republic of Italy	5.375%	6/12/17	500	548
Republic of Italy	5.375%	6/15/33	175	212
Republic of Korea	7.125%	4/16/19	225	273
Republic of Korea	3.875%	9/11/23	500	538
Republic of Korea	5.625%	11/3/25	100	124
Republic of Panama	5.200%	1/30/20	200	220
6 Republic of Panama	4.000%	9/22/24	200	199
Republic of Panama	7.125%	1/29/26	600	755
6 Republic of Panama	6.700%	1/26/36	292	358
6 Republic of Panama	4.300%	4/29/53	200	173
Republic of Peru	7.125%	3/30/19	350	416
Republic of Peru	7.350%	7/21/25	400	522
Republic of Peru	8.750%	11/21/33	142	216
6 Republic of Peru	6.550%	3/14/37	225	283
Republic of Peru	5.625%	11/18/50	300	337
Republic of Philippines	6.500%	1/20/20	100	118
Republic of Philippines	4.000%	1/15/21	350	369
Republic of Philippines	4.200%	1/21/24	750	791
Republic of Philippines	10.625%	3/16/25	100	157
Republic of Philippines	5.500%	3/30/26	225	258
Republic of Philippines	9.500%	2/2/30	325	507
Republic of Philippines	7.750%	1/14/31	400	555
Republic of Philippines	6.375%	1/15/32	500	621
Republic of Philippines	6.375%	10/23/34	550	693
Republic of Poland	6.375%	7/15/19	961	1,126
Republic of Poland	5.125%	4/21/21	250	277
Republic of Poland	5.000%	3/23/22	425	467
Republic of Poland	3.000%	3/17/23	525	507

Republic of Poland	4.000%	1/22/24	150	155
Republic of South Africa	6.875%	5/27/19	250	284
Republic of South Africa	5.500%	3/9/20	500	539
Republic of South Africa	4.665%	1/17/24	225	227
Republic of South Africa	6.250%	3/8/41	300	340
Republic of Turkey	7.000%	9/26/16	725	793
Republic of Turkey	7.500%	7/14/17	625	700
Republic of Turkey	6.750%	4/3/18	450	498
Republic of Turkey	7.000%	3/11/19	425	478
Republic of Turkey	7.000%	6/5/20	525	595
Republic of Turkey	5.625%	3/30/21	100	106
Republic of Turkey	5.125%	3/25/22	425	439
Republic of Turkey	6.250%	9/26/22	400	440
Republic of Turkey	5.750%	3/22/24	400	425
Republic of Turkey	7.375%	2/5/25	650	773
Republic of Turkey	11.875%	1/15/30	400	672
Republic of Turkey	8.000%	2/14/34	50	64
Republic of Turkey	6.875%	3/17/36	600	688
Republic of Turkey	6.750%	5/30/40	300	340
Republic of Turkey	4.875%	4/16/43	400	360
Republic of Turkey	6.625%	2/17/45	350	392
State of Israel	5.500%	11/9/16	175	191
State of Israel	5.125%	3/26/19	550	618
State of Israel	3.150%	6/30/23	400	403
State of Israel	4.500%	1/30/43	200	197
Statoil ASA	1.800%	11/23/16	125	127
Statoil ASA	3.125%	8/17/17	400	420
Statoil ASA	1.200%	1/17/18	125	123
Statoil ASA	5.250%	4/15/19	25	28
Statoil ASA	3.150%	1/23/22	150	151
Statoil ASA	2.450%	1/17/23	150	143
Statoil ASA	2.650%	1/15/24	100	96
Statoil ASA	7.250%	9/23/27	400	544
Statoil ASA	5.100%	8/17/40	125	141
Statoil ASA	4.250%	11/23/41	175	175
Statoil ASA	3.950%	5/15/43	125	117
Statoil ASA	4.800%	11/8/43	175	189
Svensk Exportkredit AB	0.625%	5/31/16	50	50
Svensk Exportkredit AB	2.125%	7/13/16	125	128
Svensk Exportkredit AB	5.125%	3/1/17	350	384
Svensk Exportkredit AB	1.750%	5/30/17	200	203
Svensk Exportkredit AB	1.875%	6/17/19	200	199
United Mexican States	11.375%	9/15/16	100	120
United Mexican States	5.625%	1/15/17	744	813
United Mexican States	5.950%	3/19/19	150	171
United Mexican States	5.125%	1/15/20	500	557
United Mexican States	3.500%	1/21/21	100	102
United Mexican States	3.625%	3/15/22	550	560
United Mexican States	4.000%	10/2/23	1,466	1,516
United Mexican States	8.300%	8/15/31	200	294
United Mexican States	6.750%	9/27/34	633	795
United Mexican States	6.050%	1/11/40	945	1,115
United Mexican States	4.750%	3/8/44	527	521
United Mexican States	5.550%	1/21/45	200	222
United Mexican States	5.750%	10/12/10	192	198
Total Sovereign Bonds (Cost $138,343)				142,404

Taxable Municipal Bonds (1.1%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	179
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	61
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	71
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	193
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	62
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	135
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	201
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	356
California GO	3.950%	11/1/15	150	155
California GO	5.750%	3/1/17	100	111
California GO	6.200%	10/1/19	275	328
California GO	5.700%	11/1/21	250	300
California GO	7.500%	4/1/34	600	855
California GO	7.300%	10/1/39	75	105
California GO	7.350%	11/1/39	575	805
California GO	7.625%	3/1/40	205	298
California GO	7.600%	11/1/40	200	296
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	60
Chicago IL Board of Education GO	6.319%	11/1/29	50	51
Chicago IL Board of Education GO	6.138%	12/1/39	50	48
Chicago IL GO	7.781%	1/1/35	50	59
Chicago IL GO	6.314%	1/1/44	100	102
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	117
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	63
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	171
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	152
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	59
Chicago IL Water Revenue	6.742%	11/1/40	75	94
Clark County NV Airport Revenue	6.881%	7/1/42	100	113
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	180
Connecticut GO	5.090%	10/1/30	175	195
Connecticut GO	5.850%	3/15/32	200	241
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	55
Cook County IL GO	6.229%	11/15/34	50	56
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	63
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	56
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	129
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	57
Dallas TX Independent School District GO	6.450%	2/15/35	100	118

Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	66
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	59
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	60
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	250	257
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	99
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	126
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	250	253
George Washington University District of
Columbia GO	3.485%	9/15/22	200	201
Georgia GO	4.503%	11/1/25	150	164
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	251
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	185
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	85
Houston TX Utility System Revenue	3.828%	5/15/28	75	78
Illinois GO	4.511%	3/1/15	75	76
Illinois GO	5.365%	3/1/17	175	189
Illinois GO	5.877%	3/1/19	250	278
Illinois GO	4.950%	6/1/23	550	571
Illinois GO	5.100%	6/1/33	1,100	1,067
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	61
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	315
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	150
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	103
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	55
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	203
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	92
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	185
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	28
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	138
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	238
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	151
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	67
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	90
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	129
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	69

Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	62
Massachusetts GO	4.200%	12/1/21	125	135
Massachusetts GO	5.456%	12/1/39	150	179
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	90
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	61
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	83
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	64
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	57
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	68
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	50	59
Mississippi GO	5.245%	11/1/34	50	57
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	57
[13] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	288
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	100	112
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	400	516
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	65	66
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	430
New York City NY GO	6.246%	6/1/35	25	29
New York City NY GO	5.968%	3/1/36	100	122
New York City NY GO	5.985%	12/1/36	50	60
New York City NY GO	5.517%	10/1/37	50	59
New York City NY GO	6.271%	12/1/37	100	127
New York City NY GO	5.846%	6/1/40	50	61
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	61
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	64
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	64
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	223
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	193
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	61
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	119
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	90
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	369
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	61

New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	133
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	146
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	115
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	88
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	179
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	60
New York University Hospitals Center GO	4.428%	7/1/42	75	72
New York University Hospitals Center
Revenue	5.750%	7/1/43	100	117
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	138
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	113
Ohio State University General Receipts
Revenue	4.800%	6/1/11	100	105
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	82
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	68
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	50	61
Oregon GO	5.762%	6/1/23	200	234
Oregon GO	5.892%	6/1/27	75	91
[14] Oregon School Boards Association GO	4.759%	6/30/28	75	81
[15] Oregon School Boards Association GO	5.528%	6/30/28	50	57
Pennsylvania GO	4.650%	2/15/26	50	55
Pennsylvania GO	5.350%	5/1/30	200	219
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	55
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	59
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	58
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	93
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	350	383
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	100	109
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	549
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	125	144
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	128
Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	60
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	56
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	160

San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	62
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	157
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	75	79
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	75	81
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	65
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	62
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	141
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	239
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	65
Stanford University California GO	4.250%	5/1/16	100	106
Texas Transportation Commission Revenue	5.028%	4/1/26	50	58
Texas Transportation Commission Revenue	5.178%	4/1/30	175	205
Texas Transportation Commission Revenue	4.631%	4/1/33	150	167
Texas Transportation Commission Revenue	4.681%	4/1/40	50	55
Tufts University Massachusetts GO	5.017%	4/15/12	200	210
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	129
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	64
University of California Revenue	6.270%	5/15/31	500	551
University of California Revenue	4.765%	5/15/44	100	104
University of California Revenue	5.946%	5/15/45	175	216
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	58
University of Southern California GO	5.250%	10/1/11	100	123
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	60
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	29
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	117
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	84
Utah GO	4.554%	7/1/24	50	55
Utah GO	3.539%	7/1/25	50	52
Washington GO	5.090%	8/1/33	250	287
Washington GO	5.140%	8/1/40	150	175
[15] Wisconsin GO	5.700%	5/1/26	75	88
Total Taxable Municipal Bonds (Cost $21,532)				25,346

		Shares
Temporary Cash Investment (6.4%)
Money Market Fund (6.4%)
[16] Vanguard Market Liquidity Fund (Cost
$146,111)	0.109%	146,111,460	146,111

Total Investments (114.7%) (Cost $2,532,331)			2,609,607
Other Assets and Liabilities-Net (-14.7%)			(334,636)
Net Assets (100%)			2,274,971

1 U.S. government guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2014.
5 Adjustable-rate security.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $8,327,000, representing 0.4% of net assets.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Government of Canada.
10 Guaranteed by the Republic of Austria.
11 Non-income-producing security--security in default.
12 Guaranteed by the Government of Japan.
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a

Vanguard Total Bond Market Index Portfolio

future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,599,605	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	67,080	233
Corporate Bonds	—	628,735	90
Sovereign Bonds	—	141,206	1,198
Taxable Municipal Bonds	—	25,346	—
Temporary Cash Investments	146,111	—	—
Total	146,111	2,461,972	1,521

E. At September 30, 2014, the cost of investment securities for tax purposes was $2,532,328,000.

Net unrealized appreciation of investment securities for tax purposes was $77,276,000, consisting of

Vanguard Total Bond Market Index Portfolio

unrealized gains of $89,364,000 on securities that had risen in value since their purchase and $12,088,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.6%)
Walt Disney Co.	305,535	27,202
Comcast Corp. Class A	474,145	25,500
Home Depot Inc.	260,411	23,890
* Amazon.com Inc.	73,312	23,639
McDonald's Corp.	189,991	18,013
Twenty-First Century Fox Inc. Class A	364,430	12,496
Time Warner Inc.	165,351	12,436
NIKE Inc. Class B	136,039	12,135
* Priceline Group Inc.	10,139	11,747
Ford Motor Co.	750,381	11,098
Starbucks Corp.	145,601	10,987
Lowe's Cos. Inc.	190,901	10,102
* DIRECTV	97,202	8,410
General Motors Co.	260,827	8,331
TJX Cos. Inc.	134,025	7,930
Time Warner Cable Inc.	53,993	7,747
Target Corp.	122,404	7,672
Yum! Brands Inc.	85,345	6,143
Viacom Inc. Class B	73,626	5,665
Johnson Controls Inc.	128,325	5,646
* Netflix Inc.	11,583	5,226
CBS Corp. Class B	94,081	5,033
VF Corp.	66,540	4,394
* Chipotle Mexican Grill Inc. Class A	6,006	4,004
Macy's Inc.	68,323	3,975
* Dollar General Corp.	58,488	3,574
Delphi Automotive plc	58,019	3,559
Carnival Corp.	87,225	3,504
Omnicom Group Inc.	48,515	3,341
* AutoZone Inc.	6,303	3,212
L Brands Inc.	47,489	3,181
Starwood Hotels & Resorts Worldwide Inc.	37,047	3,083
Ross Stores Inc.	40,576	3,067
* O'Reilly Automotive Inc.	20,027	3,011
Marriott International Inc. Class A	42,404	2,964
Wynn Resorts Ltd.	15,655	2,929
* Michael Kors Holdings Ltd.	39,559	2,824
Genuine Parts Co.	29,618	2,598
* Bed Bath & Beyond Inc.	39,308	2,588
Harley-Davidson Inc.	42,236	2,458
Kohl's Corp.	39,671	2,421
BorgWarner Inc.	44,250	2,328
* Dollar Tree Inc.	40,228	2,256
* Under Armour Inc. Class A	32,267	2,230
Gap Inc.	53,109	2,214
Whirlpool Corp.	15,025	2,188
Tiffany & Co.	21,607	2,081
Mattel Inc.	65,558	2,009
Wyndham Worldwide Corp.	24,576	1,997

* CarMax Inc.	42,787	1,987
* TripAdvisor Inc.	21,517	1,967
Ralph Lauren Corp. Class A	11,832	1,949
PVH Corp.	15,905	1,927
Nordstrom Inc.	27,646	1,890
Best Buy Co. Inc.	56,191	1,887
Coach Inc.	52,961	1,886
Newell Rubbermaid Inc.	53,935	1,856
* Discovery Communications Inc.	47,877	1,785
Expedia Inc.	19,117	1,675
H&R Block Inc.	53,318	1,653
Tractor Supply Co.	26,746	1,645
* Mohawk Industries Inc.	11,858	1,599
* News Corp. Class A	97,023	1,586
Scripps Networks Interactive Inc. Class A	19,971	1,560
Staples Inc.	124,551	1,507
Interpublic Group of Cos. Inc.	82,067	1,503
Family Dollar Stores Inc.	18,572	1,435
Comcast Corp.	26,563	1,421
PetSmart Inc.	19,187	1,345
Darden Restaurants Inc.	25,749	1,325
DR Horton Inc.	64,227	1,318
Lennar Corp. Class A	33,845	1,314
Gannett Co. Inc.	43,932	1,303
Harman International Industries Inc.	13,252	1,299
* Discovery Communications Inc. Class A	33,591	1,270
Hasbro Inc.	22,290	1,226
Garmin Ltd.	23,515	1,223
Goodyear Tire & Rubber Co.	53,484	1,208
PulteGroup Inc.	66,425	1,173
Leggett & Platt Inc.	26,844	937
GameStop Corp. Class A	22,009	907
* Fossil Group Inc.	9,359	879
* AutoNation Inc.	15,181	764
Cablevision Systems Corp. Class A	42,023	736
* Urban Outfitters Inc.	19,509	716
		396,699
Consumer Staples (9.5%)
Procter & Gamble Co.	523,924	43,873
Coca-Cola Co.	763,787	32,583
PepsiCo Inc.	291,500	27,136
Philip Morris International Inc.	302,200	25,203
Wal-Mart Stores Inc.	305,429	23,356
CVS Health Corp.	224,061	17,833
Altria Group Inc.	384,175	17,649
Mondelez International Inc. Class A	327,155	11,210
Colgate-Palmolive Co.	166,072	10,831
Costco Wholesale Corp.	84,772	10,624
Walgreen Co.	170,435	10,102
Kimberly-Clark Corp.	72,312	7,779
Kraft Foods Group Inc.	115,120	6,493
Archer-Daniels-Midland Co.	124,812	6,378
General Mills Inc.	118,814	5,994
Kroger Co.	94,519	4,915
Sysco Corp.	113,008	4,289
Lorillard Inc.	70,049	4,197
Mead Johnson Nutrition Co.	39,081	3,760

Reynolds American Inc.	60,303	3,558
Estee Lauder Cos. Inc. Class A	43,468	3,248
Keurig Green Mountain Inc.	23,478	3,055
Kellogg Co.	49,418	3,044
* Constellation Brands Inc. Class A	32,605	2,842
Hershey Co.	28,890	2,757
Brown-Forman Corp. Class B	30,475	2,749
ConAgra Foods Inc.	81,571	2,695
Whole Foods Market Inc.	69,840	2,662
* Monster Beverage Corp.	27,822	2,550
Dr Pepper Snapple Group Inc.	37,942	2,440
Clorox Co.	24,987	2,400
Molson Coors Brewing Co. Class B	30,760	2,290
Tyson Foods Inc. Class A	56,932	2,241
JM Smucker Co.	20,095	1,989
Coca-Cola Enterprises Inc.	43,665	1,937
McCormick & Co. Inc.	25,265	1,690
Safeway Inc.	44,392	1,523
Campbell Soup Co.	34,516	1,475
Hormel Foods Corp.	25,960	1,334
Avon Products Inc.	83,736	1,055
		323,739
Energy (9.7%)
Exxon Mobil Corp.	825,527	77,641
Chevron Corp.	367,361	43,834
Schlumberger Ltd.	250,805	25,504
ConocoPhillips	238,087	18,218
Occidental Petroleum Corp.	150,845	14,504
Halliburton Co.	164,570	10,616
EOG Resources Inc.	105,982	10,494
Anadarko Petroleum Corp.	98,009	9,942
Phillips 66	108,140	8,793
Williams Cos. Inc.	130,131	7,203
Apache Corp.	73,989	6,945
National Oilwell Varco Inc.	83,322	6,341
Baker Hughes Inc.	84,285	5,484
Pioneer Natural Resources Co.	27,647	5,446
Spectra Energy Corp.	129,533	5,085
Devon Energy Corp.	74,123	5,054
Marathon Oil Corp.	130,483	4,905
Kinder Morgan Inc.	127,227	4,878
Valero Energy Corp.	103,135	4,772
Hess Corp.	50,586	4,771
Noble Energy Inc.	69,486	4,750
Marathon Petroleum Corp.	54,752	4,636
EQT Corp.	29,357	2,687
Cabot Oil & Gas Corp.	81,124	2,652
ONEOK Inc.	40,412	2,649
* Cameron International Corp.	39,557	2,626
* FMC Technologies Inc.	45,510	2,472
* Southwestern Energy Co.	68,475	2,393
Chesapeake Energy Corp.	100,543	2,312
Range Resources Corp.	32,581	2,209
Cimarex Energy Co.	16,806	2,126
Transocean Ltd.	65,858	2,106
Helmerich & Payne Inc.	20,928	2,048
Ensco plc Class A	45,129	1,864

Murphy Oil Corp.	32,537	1,852
CONSOL Energy Inc.	44,406	1,681
Tesoro Corp.	24,963	1,522
Nabors Industries Ltd.	55,627	1,266
Noble Corp. plc	49,389	1,097
Denbury Resources Inc.	67,403	1,013
QEP Resources Inc.	32,000	985
* Newfield Exploration Co.	26,238	973
Diamond Offshore Drilling Inc.	13,476	462
		328,811
Financials (16.2%)
Wells Fargo & Co.	919,160	47,677
* Berkshire Hathaway Inc. Class B	321,263	44,379
JPMorgan Chase & Co.	727,732	43,839
Bank of America Corp.	2,035,646	34,708
Citigroup Inc.	586,527	30,394
American Express Co.	174,090	15,240
American International Group Inc.	276,060	14,913
US Bancorp	348,582	14,581
Goldman Sachs Group Inc.	79,256	14,549
MetLife Inc.	217,668	11,693
Morgan Stanley	296,316	10,244
Simon Property Group Inc.	60,018	9,868
PNC Financial Services Group Inc.	104,596	8,951
Capital One Financial Corp.	108,528	8,858
Bank of New York Mellon Corp.	218,868	8,477
BlackRock Inc.	24,418	8,017
Prudential Financial Inc.	89,265	7,850
American Tower Corporation	76,440	7,157
ACE Ltd.	65,293	6,847
Charles Schwab Corp.	221,861	6,520
Travelers Cos. Inc.	65,551	6,158
State Street Corp.	81,900	6,029
Discover Financial Services	89,343	5,753
Marsh & McLennan Cos. Inc.	106,171	5,557
Crown Castle International Corp.	64,529	5,196
BB&T Corp.	138,795	5,165
Allstate Corp.	83,784	5,142
Aflac Inc.	87,764	5,112
Aon plc	56,186	4,926
CME Group Inc.	61,035	4,880
Public Storage	27,999	4,643
Ameriprise Financial Inc.	36,127	4,457
McGraw Hill Financial Inc.	52,645	4,446
* Berkshire Hathaway Inc. Class A	21	4,345
Equity Residential	70,004	4,311
Intercontinental Exchange Inc.	21,945	4,280
Chubb Corp.	46,473	4,233
Franklin Resources Inc.	76,124	4,157
T. Rowe Price Group Inc.	50,839	3,986
SunTrust Banks Inc.	103,231	3,926
Health Care REIT Inc.	62,731	3,913
Prologis Inc.	96,521	3,639
AvalonBay Communities Inc.	25,420	3,583
Ventas Inc.	56,897	3,525
HCP Inc.	88,531	3,516
Moody's Corp.	36,440	3,444

Boston Properties Inc.	29,687	3,437
Vornado Realty Trust	33,694	3,368
Invesco Ltd.	83,854	3,311
Hartford Financial Services Group Inc.	86,964	3,239
Weyerhaeuser Co.	101,655	3,239
Fifth Third Bancorp	161,414	3,231
M&T Bank Corp.	25,501	3,144
Host Hotels & Resorts Inc.	146,418	3,123
Northern Trust Corp.	42,847	2,915
General Growth Properties Inc.	121,482	2,861
Principal Financial Group Inc.	52,964	2,779
Lincoln National Corp.	50,850	2,725
Regions Financial Corp.	266,253	2,673
Progressive Corp.	105,279	2,661
Loews Corp.	58,927	2,455
KeyCorp	171,282	2,283
Essex Property Trust Inc.	12,307	2,200
* Affiliated Managers Group Inc.	10,668	2,137
Macerich Co.	27,377	1,747
Comerica Inc.	35,028	1,746
Kimco Realty Corp.	79,522	1,742
XL Group plc Class A	52,443	1,740
Unum Group	50,123	1,723
* CBRE Group Inc. Class A	54,316	1,615
Huntington Bancshares Inc.	160,945	1,566
Leucadia National Corp.	61,214	1,459
Navient Corp.	81,435	1,442
Cincinnati Financial Corp.	28,715	1,351
Torchmark Corp.	25,734	1,348
Plum Creek Timber Co. Inc.	33,969	1,325
* Genworth Financial Inc. Class A	95,989	1,257
* E*TRADE Financial Corp.	55,551	1,255
Zions Bancorporation	39,195	1,139
Legg Mason Inc.	19,724	1,009
NASDAQ OMX Group Inc.	22,817	968
Apartment Investment & Management Co. Class A	28,333	902
Assurant Inc.	13,987	899
Hudson City Bancorp Inc.	92,204	896
People's United Financial Inc.	59,826	866
		552,860
Health Care (13.8%)
Johnson & Johnson	545,950	58,193
Pfizer Inc.	1,226,870	36,279
Merck & Co. Inc.	558,061	33,082
* Gilead Sciences Inc.	292,438	31,130
Amgen Inc.	147,046	20,654
AbbVie Inc.	308,130	17,798
Bristol-Myers Squibb Co.	320,496	16,403
UnitedHealth Group Inc.	188,000	16,215
* Biogen Idec Inc.	45,688	15,114
* Celgene Corp.	154,880	14,679
Eli Lilly & Co.	190,509	12,354
* Actavis plc	51,174	12,347
Abbott Laboratories	290,430	12,079
Medtronic Inc.	189,492	11,739
Allergan Inc.	57,525	10,250
* Express Scripts Holding Co.	144,210	10,186

Thermo Fisher Scientific Inc.	77,139	9,388
McKesson Corp.	44,844	8,730
Covidien plc	87,486	7,568
Baxter International Inc.	104,793	7,521
WellPoint Inc.	53,058	6,347
* Alexion Pharmaceuticals Inc.	38,243	6,341
Aetna Inc.	69,086	5,596
* Vertex Pharmaceuticals Inc.	46,185	5,187
* Regeneron Pharmaceuticals Inc.	14,273	5,146
Cardinal Health Inc.	65,069	4,875
Stryker Corp.	57,888	4,674
Cigna Corp.	51,009	4,626
Becton Dickinson and Co.	37,339	4,250
Perrigo Co. plc	25,954	3,898
Humana Inc.	29,914	3,897
Agilent Technologies Inc.	64,531	3,677
Zoetis Inc.	96,971	3,583
* Cerner Corp.	58,776	3,501
St. Jude Medical Inc.	54,979	3,306
* Mylan Inc.	72,232	3,286
Zimmer Holdings Inc.	32,508	3,269
* Intuitive Surgical Inc.	6,952	3,211
AmerisourceBergen Corp. Class A	41,206	3,185
* Boston Scientific Corp.	256,062	3,024
* DaVita HealthCare Partners Inc.	33,204	2,428
* Edwards Lifesciences Corp.	20,561	2,100
CR Bard Inc.	14,664	2,093
* Mallinckrodt plc	21,961	1,980
Universal Health Services Inc. Class B	17,652	1,845
* CareFusion Corp.	39,175	1,773
Quest Diagnostics Inc.	27,880	1,692
* Hospira Inc.	32,417	1,687
* Laboratory Corp. of America Holdings	16,432	1,672
* Waters Corp.	16,307	1,616
* Varian Medical Systems Inc.	20,072	1,608
DENTSPLY International Inc.	27,304	1,245
* Tenet Healthcare Corp.	18,794	1,116
PerkinElmer Inc.	21,756	949
Patterson Cos. Inc.	16,800	696
		471,088
Industrials (10.3%)
General Electric Co.	1,941,516	49,742
Union Pacific Corp.	173,566	18,818
3M Co.	125,437	17,772
United Technologies Corp.	164,638	17,386
Boeing Co.	129,756	16,528
Honeywell International Inc.	151,423	14,101
United Parcel Service Inc. Class B	136,295	13,396
Caterpillar Inc.	121,533	12,035
Lockheed Martin Corp.	52,246	9,550
Danaher Corp.	117,992	8,965
Emerson Electric Co.	135,710	8,493
FedEx Corp.	51,355	8,291
General Dynamics Corp.	61,432	7,807
Norfolk Southern Corp.	59,861	6,680
Precision Castparts Corp.	27,950	6,621
CSX Corp.	194,149	6,224

Raytheon Co.	60,110	6,108
Illinois Tool Works Inc.	70,510	5,952
Delta Air Lines Inc.	163,732	5,919
Eaton Corp. plc	92,077	5,835
Deere & Co.	69,291	5,681
Northrop Grumman Corp.	40,147	5,290
Southwest Airlines Co.	133,789	4,518
Cummins Inc.	33,184	4,380
Waste Management Inc.	83,635	3,975
PACCAR Inc.	68,530	3,898
Tyco International Ltd.	85,735	3,821
Parker-Hannifin Corp.	28,712	3,277
WW Grainger Inc.	11,780	2,964
Rockwell Automation Inc.	26,756	2,940
Ingersoll-Rand plc	51,779	2,918
Roper Industries Inc.	19,357	2,832
Stanley Black & Decker Inc.	30,227	2,684
Nielsen NV	58,945	2,613
Kansas City Southern	21,357	2,588
Dover Corp.	32,154	2,583
Pentair plc	37,474	2,454
Fastenal Co.	52,868	2,374
AMETEK Inc.	47,204	2,370
* United Rentals Inc.	18,558	2,062
Rockwell Collins Inc.	26,261	2,062
Fluor Corp.	30,776	2,056
L-3 Communications Holdings Inc.	16,581	1,972
Textron Inc.	53,790	1,936
* Stericycle Inc.	16,412	1,913
Republic Services Inc. Class A	48,802	1,904
CH Robinson Worldwide Inc.	28,582	1,896
Flowserve Corp.	26,744	1,886
Equifax Inc.	23,720	1,773
Pall Corp.	20,612	1,725
Masco Corp.	68,655	1,642
Expeditors International of Washington Inc.	38,058	1,544
* Quanta Services Inc.	42,294	1,535
Cintas Corp.	19,350	1,366
Snap-on Inc.	11,236	1,360
Robert Half International Inc.	26,439	1,296
Xylem Inc.	35,248	1,251
* Jacobs Engineering Group Inc.	25,372	1,239
ADT Corp.	33,678	1,194
Iron Mountain Inc.	32,704	1,068
Joy Global Inc.	19,545	1,066
Pitney Bowes Inc.	39,158	979
Ryder System Inc.	10,383	934
Allegion plc	18,593	886
Dun & Bradstreet Corp.	7,167	842
		349,770
Information Technology (19.5%)
Apple Inc.	1,159,159	116,785
Microsoft Corp.	1,595,044	73,946
International Business Machines Corp.	179,452	34,065
Intel Corp.	957,889	33,354
* Google Inc. Class A	54,972	32,346
* Google Inc. Class C	54,972	31,739

*	Facebook Inc. Class A	377,388	29,829
	Cisco Systems Inc.	986,643	24,834
	QUALCOMM Inc.	324,263	24,245
	Oracle Corp.	629,177	24,085
	Visa Inc. Class A	95,252	20,324
	MasterCard Inc. Class A	190,350	14,071
	Hewlett-Packard Co.	361,940	12,838
*	eBay Inc.	218,474	12,372
	EMC Corp.	392,454	11,483
	Accenture plc Class A	122,365	9,951
	Texas Instruments Inc.	206,469	9,847
†	Automatic Data Processing Inc.	93,233	7,746
*	Yahoo! Inc.	178,879	7,289
*	Micron Technology Inc.	206,799	7,085
*	salesforce.com inc	111,420	6,410
*	Adobe Systems Inc.	91,479	6,329
*	Cognizant Technology Solutions Corp. Class A	117,544	5,262
	Applied Materials Inc.	235,304	5,085
	Corning Inc.	249,788	4,831
	Intuit Inc.	54,959	4,817
	TE Connectivity Ltd.	78,979	4,367
	SanDisk Corp.	43,741	4,284
	Avago Technologies Ltd. Class A	48,702	4,237
	Broadcom Corp. Class A	103,968	4,202
	Western Digital Corp.	42,595	4,145
	Seagate Technology plc	63,150	3,617
	Symantec Corp.	133,752	3,145
	Fidelity National Information Services Inc.	55,474	3,123
*	Fiserv Inc.	48,130	3,111
	Amphenol Corp. Class A	30,450	3,041
	Analog Devices Inc.	60,803	3,009
	Xerox Corp.	211,217	2,794
	Paychex Inc.	62,899	2,780
	Motorola Solutions Inc.	42,639	2,698
*	Alliance Data Systems Corp.	10,749	2,669
	NetApp Inc.	61,773	2,654
	KLA-Tencor Corp.	32,193	2,536
*	Autodesk Inc.	44,271	2,439
	Lam Research Corp.	31,525	2,355
*	Citrix Systems Inc.	31,796	2,268
	Xilinx Inc.	51,976	2,201
	Altera Corp.	60,579	2,168
*	Electronic Arts Inc.	60,760	2,164
*	Red Hat Inc.	36,768	2,065
	Linear Technology Corp.	46,197	2,051
*	Akamai Technologies Inc.	34,252	2,048
	NVIDIA Corp.	99,606	1,838
	Microchip Technology Inc.	38,707	1,828
*	F5 Networks Inc.	14,606	1,734
	Juniper Networks Inc.	77,671	1,720
	Computer Sciences Corp.	28,114	1,719
	CA Inc.	61,347	1,714
	Western Union Co.	104,199	1,671
	Harris Corp.	20,459	1,359
*	Teradata Corp.	30,808	1,291
*	VeriSign Inc.	21,750	1,199
	Total System Services Inc.	32,348	1,002

* First Solar Inc.	14,625	962
FLIR Systems Inc.	27,463	861
Jabil Circuit Inc.	38,761	782
*,† CDK Global Inc.	(18,824)	(576)
		666,243
Materials (3.4%)
EI du Pont de Nemours & Co.	177,612	12,746
Monsanto Co.	101,380	11,406
Dow Chemical Co.	217,148	11,387
LyondellBasell Industries NV Class A	82,296	8,942
Praxair Inc.	56,634	7,306
Freeport-McMoRan Inc.	200,790	6,556
Ecolab Inc.	52,175	5,991
PPG Industries Inc.	26,743	5,261
Air Products & Chemicals Inc.	37,035	4,821
International Paper Co.	82,606	3,944
Alcoa Inc.	226,579	3,646
Sherwin-Williams Co.	16,073	3,520
Nucor Corp.	61,660	3,347
Sigma-Aldrich Corp.	23,115	3,144
Mosaic Co.	62,443	2,773
CF Industries Holdings Inc.	9,603	2,681
Eastman Chemical Co.	29,206	2,363
Newmont Mining Corp.	96,181	2,217
Ball Corp.	27,172	1,719
Vulcan Materials Co.	25,277	1,522
Martin Marietta Materials Inc.	11,724	1,512
International Flavors & Fragrances Inc.	15,642	1,500
FMC Corp.	25,894	1,481
Airgas Inc.	13,079	1,447
Sealed Air Corp.	41,096	1,433
MeadWestvaco Corp.	32,378	1,326
Avery Dennison Corp.	18,728	836
* Owens-Illinois Inc.	31,869	830
Allegheny Technologies Inc.	20,873	774
Bemis Co. Inc.	19,321	735
		117,166
Telecommunication Services (2.4%)
Verizon Communications Inc.	802,108	40,097
AT&T Inc.	1,003,781	35,373
CenturyLink Inc.	110,874	4,534
Windstream Holdings Inc.	117,258	1,264
Frontier Communications Corp.	192,602	1,254
		82,522
Utilities (3.0%)
Duke Energy Corp.	136,712	10,222
NextEra Energy Inc.	84,289	7,913
Dominion Resources Inc.	112,868	7,798
Southern Co.	173,392	7,569
Exelon Corp.	166,023	5,660
American Electric Power Co. Inc.	94,263	4,921
Sempra Energy	44,811	4,722
PPL Corp.	128,569	4,222
PG&E Corp.	91,225	4,109
Public Service Enterprise Group Inc.	97,787	3,642
Edison International	63,013	3,524

Consolidated Edison Inc.			56,767	3,216
Xcel Energy Inc.			97,040	2,950
FirstEnergy Corp.			81,402	2,733
Northeast Utilities			61,234	2,713
Entergy Corp.			34,793	2,691
DTE Energy Co.			34,148	2,598
NiSource Inc.			60,651	2,485
CenterPoint Energy Inc.			83,089	2,033
NRG Energy Inc.			65,174	1,986
Wisconsin Energy Corp.			43,376	1,865
Ameren Corp.			47,211	1,810
AES Corp.			127,570	1,809
CMS Energy Corp.			53,260	1,580
SCANA Corp.			27,551	1,367
Pepco Holdings Inc.			48,176	1,289
AGL Resources Inc.			22,904	1,176
Pinnacle West Capital Corp.			21,257	1,161
Integrys Energy Group Inc.			15,522	1,006
TECO Energy Inc.			45,049	783
				101,553
Total Common Stocks (Cost $2,497,813)				3,390,451
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.109%		18,551,703	18,552

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Freddie Mac Discount Notes	0.050%	1/14/15	2,000	1,999
Total Temporary Cash Investments (Cost $20,551)				20,551
Total Investments (100.0%) (Cost $2,518,364)				3,411,002
Other Assets and Liabilities-Net (0.0%)				(1,013)
Net Assets (100%)				3,409,989
* Non-income-producing security.
† Because the security is not part of the benchmark index, CDK Global Inc. shares were sold on September 30,
2014, on a when-issued basis and were settled after receipt of shares from the Automatic Data Processing Inc.
spin-off transaction on October 1, 2014.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Vanguard Equity Index Portfolio

whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,390,451	—	—
Temporary Cash Investments	18,552	1,999	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(39)	—	—
Total	3,408,965	1,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Equity Index Portfolio

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	30	14,741	(81)
E-mini S&P 500 Index	December 2014	35	3,440	(58)
				(139)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $2,518,364,000. Net unrealized appreciation of investment securities for tax purposes was $892,638,000, consisting of unrealized gains of $1,068,024,000 on securities that had risen in value since their purchase and $175,386,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (64.6%)
Consumer Discretionary (5.3%)
Comcast Corp. Class A	717,055	38,563
Lowe's Cos. Inc.	364,740	19,302
Ford Motor Co.	1,188,650	17,580
Walt Disney Co.	152,709	13,596
Time Warner Inc.	132,126	9,937
Twenty-First Century Fox Inc. Class A	166,490	5,709
Honda Motor Co. Ltd.	148,600	5,098
Las Vegas Sands Corp.	73,420	4,567
Volkswagen AG Preference Shares	21,488	4,438
Honda Motor Co. Ltd. ADR	15,300	525
		119,315
Consumer Staples (5.1%)
CVS Health Corp.	345,090	27,466
Wal-Mart Stores Inc.	209,100	15,990
Philip Morris International Inc.	166,020	13,846
Procter & Gamble Co.	165,157	13,830
Unilever NV	306,180	12,149
Diageo plc	358,978	10,354
Walgreen Co.	117,710	6,977
Kraft Foods Group Inc.	100,550	5,671
Anheuser-Busch InBev NV ADR	36,400	4,035
Mondelez International Inc. Class A	80,600	2,762
Diageo plc ADR	7,700	888
		113,968
Energy (7.0%)
Exxon Mobil Corp.	390,655	36,741
Chevron Corp.	291,830	34,821
Anadarko Petroleum Corp.	202,380	20,529
BG Group plc	741,242	13,684
Schlumberger Ltd.	129,280	13,147
Total SA	127,022	8,225
Suncor Energy Inc.	218,290	7,891
Halliburton Co.	122,270	7,888
Marathon Oil Corp.	199,400	7,495
Phillips 66	80,592	6,553
		156,974
Financials (13.7%)
Wells Fargo & Co.	1,022,230	53,023
JPMorgan Chase & Co.	618,478	37,257
Prudential Financial Inc.	304,410	26,770
ACE Ltd.	251,630	26,389
PNC Financial Services Group Inc.	254,330	21,766
BlackRock Inc.	62,890	20,648
Citigroup Inc.	333,870	17,301
MetLife Inc.	257,130	13,813
Bank of America Corp.	671,630	11,451
US Bancorp	259,250	10,844
Marsh & McLennan Cos. Inc.	198,270	10,378

Mitsubishi UFJ Financial Group Inc.	1,796,030	10,122
Bank of Nova Scotia	139,310	8,616
Northern Trust Corp.	106,500	7,245
UBS AG	382,561	6,645
Standard Chartered plc	332,298	6,129
Aflac Inc.	97,550	5,682
Zurich Insurance Group AG	14,744	4,388
Hartford Financial Services Group Inc.	91,970	3,426
Vornado Realty Trust	32,900	3,289
American International Group Inc.	37,800	2,042
		307,224
Health Care (12.2%)
Merck & Co. Inc.	725,169	42,988
Johnson & Johnson	278,990	29,738
Eli Lilly & Co.	370,800	24,046
Pfizer Inc.	761,795	22,526
Bristol-Myers Squibb Co.	436,560	22,343
Cardinal Health Inc.	284,550	21,319
Medtronic Inc.	331,010	20,506
AstraZeneca plc ADR	282,870	20,208
UnitedHealth Group Inc.	220,820	19,046
Roche Holding AG	63,197	18,662
Zoetis Inc.	311,028	11,493
* Gilead Sciences Inc.	75,400	8,026
* Celgene Corp.	52,820	5,006
AmerisourceBergen Corp. Class A	63,400	4,901
Novartis AG	42,155	3,970
		274,778
Industrials (8.1%)
United Parcel Service Inc. Class B	219,708	21,595
Raytheon Co.	173,170	17,598
General Electric Co.	677,120	17,348
Honeywell International Inc.	173,930	16,196
FedEx Corp.	97,160	15,687
CSX Corp.	488,720	15,668
United Technologies Corp.	144,000	15,206
Eaton Corp. plc	180,900	11,464
Schneider Electric SE	142,457	10,930
^ ABB Ltd. ADR	451,300	10,114
Deere & Co.	92,220	7,561
Union Pacific Corp.	65,440	7,095
Caterpillar Inc.	66,375	6,573
Lockheed Martin Corp.	33,800	6,178
General Dynamics Corp.	25,167	3,198
		182,411
Information Technology (8.2%)
Microsoft Corp.	882,300	40,904
Intel Corp.	783,900	27,295
Apple Inc.	247,242	24,910
Accenture plc Class A	277,450	22,562
Cisco Systems Inc.	828,640	20,857
QUALCOMM Inc.	182,680	13,659
International Business Machines Corp.	69,390	13,172
Oracle Corp.	292,550	11,199
Texas Instruments Inc.	212,230	10,121
		184,679

Materials (1.4%)
	Dow Chemical Co.			292,170	15,321
	International Paper Co.			216,500	10,336
	Goldcorp Inc.			165,580	3,813
	BHP Billiton plc			103,174	2,854
					32,324
Telecommunication Services (1.7%)
	Verizon Communications Inc.			765,190	38,252

Utilities (1.9%)
	NextEra Energy Inc.			185,050	17,372
	Dominion Resources Inc.			162,450	11,224
	Duke Energy Corp.			94,426	7,060
	Exelon Corp.			189,200	6,450
					42,106
Total Common Stocks (Cost $999,354)					1,452,031
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.5%)
U.S. Government Securities (5.3%)
	United States Treasury Note/Bond	0.125%	4/30/15	10,615	10,618
	United States Treasury Note/Bond	0.250%	5/31/15	3,625	3,630
	United States Treasury Note/Bond	0.375%	6/30/15	3,650	3,659
	United States Treasury Note/Bond	0.250%	11/30/15	12,500	12,508
	United States Treasury Note/Bond	0.250%	12/31/15	3,400	3,401
	United States Treasury Note/Bond	0.250%	2/29/16	2,600	2,598
	United States Treasury Note/Bond	0.375%	5/31/16	19,000	18,979
	United States Treasury Note/Bond	1.500%	6/30/16	7,310	7,439
	United States Treasury Note/Bond	0.500%	7/31/16	3,000	3,000
	United States Treasury Note/Bond	0.875%	1/31/17	534	535
	United States Treasury Note/Bond	0.750%	10/31/17	7,500	7,406
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,418
	United States Treasury Note/Bond	1.375%	9/30/18	19,000	18,884
	United States Treasury Note/Bond	2.875%	5/15/43	17,028	15,953
	United States Treasury Note/Bond	3.750%	11/15/43	694	767
	United States Treasury Note/Bond	3.625%	2/15/44	635	686
	United States Treasury Note/Bond	3.375%	5/15/44	4,400	4,543
					120,024
Conventional Mortgage-Backed Securities (2.0%)
[1,2,3]Fannie Mae Pool		4.500%	11/1/33–10/1/44	37,822	41,112
[1,2] Freddie Mac Gold Pool		4.000%	9/1/24–9/1/41	13	14
[1,2,3]Freddie Mac Gold Pool		4.500%	3/1/29–10/1/44	2,481	2,709
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	176	201
1	Ginnie Mae I Pool	8.000%	9/15/30	75	78
					44,114
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	248
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	496
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	147
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	2,844
					3,735
Total U.S. Government and Agency Obligations (Cost $165,913)					167,873
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
1	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,681

1	AmeriCredit Automobile Receivables
	Trust 2012-1	4.720%	3/8/18	580	607
1,4,5	Apidos CDO	1.710%	4/17/26	1,295	1,297
1,4,5	ARES CLO Ltd.	1.763%	4/17/26	1,200	1,202
1,4,5	Atlas Senior Loan Fund Ltd.	1.778%	10/15/26	355	355
1,4,5	Atlas Senior Loan Fund V Ltd.	1.809%	7/16/26	305	303
1	Banc of America Commercial Mortgage
	Trust 2006-2	5.920%	5/10/45	395	416
1	Banc of America Commercial Mortgage
	Trust 2006-5	5.414%	9/10/47	476	503
1	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	526	559
1,4,5	CECLO 2013-20A 144A	1.714%	1/25/26	1,300	1,301
1,4,5	Cent CLO	1.721%	7/27/26	420	421
[1,3,4,5]	Cent CLO 22 Ltd.	0.000%	11/7/26	935	935
1,4,5	CIFC Funding Ltd.	1.734%	4/18/25	1,185	1,187
1	COMM 2006-C7 Mortgage Trust	5.948%	6/10/46	561	596
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	481
1	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	298	316
1,4,5	Dryden Senior Loan Fund	1.584%	4/18/26	1,165	1,159
1,5	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	309	307
1,5	Ford Credit Floorplan Master Owner Trust
	A Series 2010-3	4.200%	2/15/17	890	903
1	Ford Credit Floorplan Master Owner Trust
	A Series 2012-2	1.920%	1/15/19	772	783
1,5	Hilton USA Trust 2013-HLT	2.662%	11/5/30	1,165	1,169
1,4,5	ING Investment Management Co.	1.769%	4/18/26	1,165	1,167
1	LB-UBS Commercial Mortgage Trust
	2006-C4	6.029%	6/15/38	377	401
1,4	LB-UBS Commercial Mortgage Trust
	2008-C1	6.320%	4/15/41	800	895
1,4,5	Limerock CLO	1.734%	4/18/26	1,300	1,302
1,4,5	Madison Park Funding XII Ltd.	1.684%	1/19/25	755	755
1,4,5	Madison Park Funding XIII Ltd.	1.682%	7/20/26	920	922
1	Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	591	627
1	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	300	305
1,4,5	OZLM VI Ltd.	1.730%	4/17/26	955	956
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	515	515
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	335	335
1,4,5	Seneca Park CLO Ltd.	1.704%	7/17/26	680	681
1,4,5	Shackleton CLO Ltd.	1.722%	7/17/26	660	661
1,5	Springleaf Funding Trust	2.410%	12/15/22	1,105	1,103
1,5	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	220	217
1,4,5	SYMP 14-14AA2 144A	1.710%	7/14/26	1,125	1,126
[1,3,4,5]	Thacher Park CLO 2014-1	0.000%	10/20/26	505	505
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	215
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,213)					30,169
Corporate Bonds (21.4%)
Finance (8.6%)
Banking (6.8%)
American Express Centurion Bank		6.000%	9/13/17	500	563
American Express Co.		1.550%	5/22/18	1,635	1,611
American Express Credit Corp.		2.750%	9/15/15	100	102

American Express Credit Corp.	2.375%	3/24/17	1,920	1,966
American Express Credit Corp.	2.125%	7/27/18	1,235	1,243
American Express Credit Corp.	2.250%	8/15/19	800	794
Bank of America Corp.	6.050%	5/16/16	2,000	2,147
Bank of America Corp.	6.000%	9/1/17	1,010	1,127
Bank of America Corp.	5.750%	12/1/17	500	556
Bank of America Corp.	6.875%	4/25/18	1,250	1,445
Bank of America Corp.	5.625%	7/1/20	85	96
Bank of America Corp.	5.875%	1/5/21	3,000	3,442
Bank of America Corp.	3.300%	1/11/23	120	117
Bank of America Corp.	4.100%	7/24/23	150	153
Bank of America Corp.	4.000%	4/1/24	115	116
Bank of America Corp.	5.875%	2/7/42	260	308
Bank of America Corp.	5.000%	1/21/44	1,230	1,287
Bank of America Corp.	4.875%	4/1/44	870	901
Bank of America NA	5.300%	3/15/17	2,000	2,166
Bank of Montreal	1.300%	7/15/16	800	807
Bank of Montreal	2.500%	1/11/17	2,030	2,096
Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,373
Bank of Nova Scotia	3.400%	1/22/15	2,100	2,120
Bank of Nova Scotia	2.050%	10/30/18	1,600	1,600
Bank of Nova Scotia	2.800%	7/21/21	750	744
5 Barclays Bank plc	6.050%	12/4/17	1,400	1,557
Barclays Bank plc	2.500%	2/20/19	800	803
Barclays Bank plc	5.125%	1/8/20	240	267
Barclays Bank plc	5.140%	10/14/20	160	173
Barclays Bank plc	3.750%	5/15/24	1,150	1,143
BB&T Corp.	4.900%	6/30/17	1,000	1,088
Bear Stearns Cos. LLC	6.400%	10/2/17	235	266
Bear Stearns Cos. LLC	7.250%	2/1/18	425	494
BNP Paribas SA	2.400%	12/12/18	1,300	1,304
BNP Paribas SA	3.250%	3/3/23	305	301
BNY Mellon NA	4.750%	12/15/14	250	252
BPCE SA	2.500%	12/10/18	220	221
BPCE SA	2.500%	7/15/19	1,400	1,392
BPCE SA	4.000%	4/15/24	775	781
5 BPCE SA	5.150%	7/21/24	1,260	1,299
Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,429
Capital One Bank USA NA	2.150%	11/21/18	1,215	1,209
Capital One Financial Corp.	2.150%	3/23/15	670	675
Capital One Financial Corp.	3.150%	7/15/16	300	311
Capital One Financial Corp.	4.750%	7/15/21	400	436
Capital One Financial Corp.	3.750%	4/24/24	1,305	1,311
Citigroup Inc.	4.587%	12/15/15	29	30
Citigroup Inc.	3.953%	6/15/16	476	500
Citigroup Inc.	4.450%	1/10/17	1,305	1,390
Citigroup Inc.	6.125%	11/21/17	2,320	2,617
Citigroup Inc.	1.750%	5/1/18	500	493
Citigroup Inc.	6.125%	5/15/18	255	289
Citigroup Inc.	2.500%	9/26/18	500	503
Citigroup Inc.	2.550%	4/8/19	1,800	1,798
Citigroup Inc.	2.500%	7/29/19	965	956
Citigroup Inc.	5.375%	8/9/20	165	187
Citigroup Inc.	4.500%	1/14/22	800	857
Citigroup Inc.	6.625%	6/15/32	2,000	2,407
Citigroup Inc.	6.125%	8/25/36	1,000	1,145
Citigroup Inc.	8.125%	7/15/39	180	265
Citigroup Inc.	5.875%	1/30/42	35	42

Citigroup Inc.	4.950%	11/7/43	400	427
Citigroup Inc.	5.300%	5/6/44	320	331
Compass Bank	2.750%	9/29/19	375	374
5 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	1,300	1,316
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,350	1,360
5 Credit Agricole SA	3.500%	4/13/15	255	259
5 Credit Agricole SA	2.500%	4/15/19	1,460	1,460
Credit Suisse	2.300%	5/28/19	2,845	2,822
Credit Suisse	3.625%	9/9/24	1,200	1,182
Deutsche Bank AG	2.500%	2/13/19	1,000	1,006
Deutsche Bank AG	3.700%	5/30/24	895	888
Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,000
Goldman Sachs Group Inc.	5.350%	1/15/16	1,500	1,585
Goldman Sachs Group Inc.	5.625%	1/15/17	490	532
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,483
Goldman Sachs Group Inc.	2.375%	1/22/18	555	560
Goldman Sachs Group Inc.	5.375%	3/15/20	405	451
Goldman Sachs Group Inc.	6.000%	6/15/20	150	172
Goldman Sachs Group Inc.	5.250%	7/27/21	865	959
Goldman Sachs Group Inc.	5.750%	1/24/22	360	409
Goldman Sachs Group Inc.	3.625%	1/22/23	1,930	1,916
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,329
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,619
Goldman Sachs Group Inc.	6.250%	2/1/41	670	806
Goldman Sachs Group Inc.	4.800%	7/8/44	1,080	1,084
5 HSBC Bank plc	3.500%	6/28/15	500	511
5 HSBC Bank plc	4.750%	1/19/21	1,700	1,881
HSBC Holdings plc	4.000%	3/30/22	2,395	2,521
HSBC Holdings plc	6.500%	5/2/36	1,000	1,227
HSBC Holdings plc	6.100%	1/14/42	375	474
HSBC Holdings plc	5.250%	3/14/44	440	463
HSBC USA Inc.	1.625%	1/16/18	1,005	1,001
HSBC USA Inc.	3.500%	6/23/24	800	800
Huntington National Bank	2.200%	4/1/19	560	557
5 ING Bank NV	3.750%	3/7/17	600	631
JPMorgan Chase & Co.	3.700%	1/20/15	500	505
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,689
JPMorgan Chase & Co.	6.300%	4/23/19	465	539
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,106
JPMorgan Chase & Co.	4.350%	8/15/21	1,012	1,083
JPMorgan Chase & Co.	4.500%	1/24/22	495	531
JPMorgan Chase & Co.	3.250%	9/23/22	970	958
JPMorgan Chase & Co.	3.375%	5/1/23	875	837
JPMorgan Chase & Co.	3.875%	2/1/24	800	815
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,757
JPMorgan Chase & Co.	5.400%	1/6/42	750	854
JPMorgan Chase & Co.	5.625%	8/16/43	400	445
Morgan Stanley	6.000%	4/28/15	1,000	1,031
Morgan Stanley	3.800%	4/29/16	255	266
Morgan Stanley	5.450%	1/9/17	1,000	1,086
Morgan Stanley	2.125%	4/25/18	1,375	1,377
Morgan Stanley	2.500%	1/24/19	2,500	2,500
Morgan Stanley	5.625%	9/23/19	645	726
Morgan Stanley	5.750%	1/25/21	1,740	1,977
Morgan Stanley	6.250%	8/9/26	3,000	3,599
National City Corp.	6.875%	5/15/19	1,000	1,187

5	Nordea Bank AB	3.700%	11/13/14	570	572
	Northern Trust Corp.	3.450%	11/4/20	255	268
	PNC Bank NA	4.875%	9/21/17	1,500	1,639
	PNC Bank NA	4.200%	11/1/25	255	267
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	580
5	Standard Chartered plc	3.850%	4/27/15	380	387
	State Street Corp.	5.375%	4/30/17	2,775	3,059
	Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,038
	Synchrony Financial	3.000%	8/15/19	280	281
	UBS AG	3.875%	1/15/15	582	588
	UBS AG	5.875%	7/15/16	1,005	1,088
	UBS AG	5.875%	12/20/17	480	540
	UBS AG	4.875%	8/4/20	300	334
	US Bancorp	1.650%	5/15/17	600	606
	US Bancorp	3.700%	1/30/24	1,560	1,605
	Wachovia Corp.	7.500%	4/15/35	1,000	1,367
	Wells Fargo & Co.	3.625%	4/15/15	925	941
	Wells Fargo & Co.	5.625%	12/11/17	820	917
	Wells Fargo & Co.	2.150%	1/15/19	2,915	2,908
	Wells Fargo & Co.	3.000%	1/22/21	505	508
	Wells Fargo & Co.	3.500%	3/8/22	640	654
	Wells Fargo & Co.	3.450%	2/13/23	930	915
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,257
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,577

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	346

	Finance Companies (0.6%)
	General Electric Capital Corp.	4.625%	1/7/21	1,120	1,235
	General Electric Capital Corp.	5.300%	2/11/21	795	897
	General Electric Capital Corp.	3.150%	9/7/22	3,376	3,370
	General Electric Capital Corp.	3.100%	1/9/23	455	450
	General Electric Capital Corp.	3.450%	5/15/24	1,600	1,606
	General Electric Capital Corp.	6.750%	3/15/32	470	616
	General Electric Capital Corp.	6.150%	8/7/37	2,210	2,729
	General Electric Capital Corp.	5.875%	1/14/38	1,547	1,858
	General Electric Capital Corp.	6.875%	1/10/39	600	808

	Insurance (1.1%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	613
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,463
	ACE INA Holdings Inc.	3.350%	5/15/24	555	554
	Aetna Inc.	1.750%	5/15/17	60	60
	Aetna Inc.	6.500%	9/15/18	335	391
1	Allstate Corp.	6.125%	5/15/67	1,000	1,068
	American International Group Inc.	4.125%	2/15/24	475	493
	CNA Financial Corp.	3.950%	5/15/24	135	137
5	Five Corners Funding Trust	4.419%	11/15/23	730	764
5	Liberty Mutual Group Inc.	4.250%	6/15/23	360	368
	Loews Corp.	2.625%	5/15/23	540	510
[1,5] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,544
3	MetLife Inc.	2.463%	12/15/17	225	226
	MetLife Inc.	3.600%	4/10/24	715	723
	MetLife Inc.	4.125%	8/13/42	145	138
	MetLife Inc.	4.875%	11/13/43	800	845
5	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,469
5	Metropolitan Life Global Funding I	1.875%	6/22/18	950	947

5 New York Life Global Funding	1.650%	5/15/17	600	606
5 New York Life Insurance Co.	5.875%	5/15/33	2,100	2,498
Prudential Financial Inc.	3.000%	5/12/16	450	465
5 QBE Insurance Group Ltd.	2.400%	5/1/18	235	233
5 Teachers Insurance & Annuity Association of
america	4.900%	9/15/44	375	384
unitedhealth group inc.	6.000%	6/15/17	500	560
unitedhealth group inc.	6.000%	2/15/18	700	796
unitedhealth group inc.	3.875%	10/15/20	601	642
unitedhealth group inc.	2.875%	3/15/22	27	27
unitedhealth group inc.	2.875%	3/15/23	400	390
UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,560
WellPoint Inc.	2.300%	7/15/18	375	376
WellPoint Inc.	3.125%	5/15/22	1,610	1,591
WellPoint Inc.	3.300%	1/15/23	1,100	1,085

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	520	540
Duke Realty LP	6.500%	1/15/18	225	256
HCP Inc.	3.750%	2/1/16	210	218
Realty Income Corp.	4.650%	8/1/23	640	680
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	375	376
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	565	568
				188,310
Industrial (11.0%)
Basic Industry (0.4%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,140	1,193
CF Industries Inc.	5.375%	3/15/44	880	928
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,445
Monsanto Co.	4.700%	7/15/64	230	229
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,737
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	685	707
Rio Tinto Finance USA plc	3.500%	3/22/22	1,300	1,327

Capital Goods (0.8%)
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,312
Caterpillar Inc.	3.900%	5/27/21	1,170	1,258
Caterpillar Inc.	2.600%	6/26/22	705	686
Caterpillar Inc.	3.400%	5/15/24	1,500	1,510
Caterpillar Inc.	4.300%	5/15/44	350	356
General Dynamics Corp.	3.875%	7/15/21	355	380
General Electric Co.	2.700%	10/9/22	610	594
General Electric Co.	4.125%	10/9/42	320	315
General Electric Co.	4.500%	3/11/44	700	728
Honeywell International Inc.	4.250%	3/1/21	1,002	1,099
Illinois Tool Works Inc.	3.500%	3/1/24	1,645	1,671
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,480
John Deere Capital Corp.	1.700%	1/15/20	520	504
5 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,438
United Technologies Corp.	4.875%	5/1/15	220	226
United Technologies Corp.	1.800%	6/1/17	155	157
United Technologies Corp.	3.100%	6/1/22	535	535
United Technologies Corp.	7.500%	9/15/29	770	1,099
United Technologies Corp.	6.050%	6/1/36	675	857

United Technologies Corp.	4.500%	6/1/42	325	340

Communication (2.4%)
21st Century Fox America Inc.	4.500%	2/15/21	375	408
21st Century Fox America Inc.	3.000%	9/15/22	245	238
21st Century Fox America Inc.	4.000%	10/1/23	125	129
21st Century Fox America Inc.	6.150%	2/15/41	800	963
America Movil SAB de CV	3.125%	7/16/22	1,880	1,832
America Movil SAB de CV	4.375%	7/16/42	530	494
American Tower Corp.	3.450%	9/15/21	750	737
5 American Tower Trust I	1.551%	3/15/18	380	379
5 American Tower Trust I	3.070%	3/15/23	1,100	1,073
AT&T Inc.	1.400%	12/1/17	1,400	1,393
AT&T Inc.	5.600%	5/15/18	1,000	1,126
AT&T Inc.	2.300%	3/11/19	850	851
AT&T Inc.	6.450%	6/15/34	1,595	1,952
AT&T Inc.	6.800%	5/15/36	500	624
AT&T Inc.	6.550%	2/15/39	200	244
AT&T Inc.	5.350%	9/1/40	105	111
AT&T Inc.	5.550%	8/15/41	375	407
BellSouth Corp.	6.550%	6/15/34	2,975	3,610
5 British Sky Broadcasting Group plc	2.625%	9/16/19	375	375
5 British Sky Broadcasting Group plc	3.750%	9/16/24	785	784
CBS Corp.	4.300%	2/15/21	675	718
Comcast Corp.	2.850%	1/15/23	240	235
Comcast Corp.	3.600%	3/1/24	1,110	1,130
Comcast Corp.	4.250%	1/15/33	1,032	1,038
Comcast Corp.	4.200%	8/15/34	620	616
Comcast Corp.	5.650%	6/15/35	110	129
Comcast Corp.	6.500%	11/15/35	115	149
Comcast Corp.	6.400%	5/15/38	120	154
Comcast Corp.	4.650%	7/15/42	1,035	1,070
Comcast Corp.	4.500%	1/15/43	500	507
Comcast Corp.	4.750%	3/1/44	400	422
5 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	407
5 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	729
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	500	497
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	255	286
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	108
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	250	254
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	1,495	1,554
Discovery Communications LLC	5.625%	8/15/19	80	91
Discovery Communications LLC	5.050%	6/1/20	420	466
Discovery Communications LLC	3.250%	4/1/23	125	122
Discovery Communications LLC	4.875%	4/1/43	185	183
Grupo Televisa SAB	6.625%	1/15/40	630	757
5 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,920	1,912
5 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,498
NBCUniversal Media LLC	4.375%	4/1/21	600	654
Orange SA	4.125%	9/14/21	1,740	1,831
5 SBA Tower Trust	2.933%	12/15/17	840	847
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,142
Time Warner Cable Inc.	6.550%	5/1/37	270	340

Time Warner Cable Inc.	7.300%	7/1/38	170	231
Time Warner Cable Inc.	6.750%	6/15/39	185	238
Time Warner Cable Inc.	5.875%	11/15/40	200	234
Time Warner Inc.	4.875%	3/15/20	700	773
Time Warner Inc.	4.750%	3/29/21	350	381
Time Warner Inc.	6.500%	11/15/36	620	746
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,381
Verizon Communications Inc.	3.450%	3/15/21	485	492
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,051
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,713
Verizon Communications Inc.	5.850%	9/15/35	475	542
Verizon Communications Inc.	6.900%	4/15/38	290	372
Verizon Communications Inc.	4.750%	11/1/41	290	289
Verizon Communications Inc.	6.550%	9/15/43	1,360	1,680
5 Verizon Communications Inc.	4.862%	8/21/46	2,200	2,213
Viacom Inc.	3.250%	3/15/23	545	533
Walt Disney Co.	4.125%	6/1/44	560	559

Consumer Cyclical (1.6%)
Amazon.com Inc.	2.500%	11/29/22	885	832
5 American Honda Finance Corp.	1.500%	9/11/17	490	491
5 American Honda Finance Corp.	1.600%	2/16/18	810	807
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,117
AutoZone Inc.	3.700%	4/15/22	1,371	1,400
AutoZone Inc.	3.125%	7/15/23	600	582
CVS Health Corp.	5.750%	6/1/17	176	196
CVS Health Corp.	2.750%	12/1/22	1,200	1,146
5 Daimler Finance North America LLC	2.375%	8/1/18	900	911
5 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,563
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,506
eBay Inc.	1.350%	7/15/17	325	324
Ford Motor Credit Co. LLC	2.375%	3/12/19	1,700	1,684
Home Depot Inc.	2.250%	9/10/18	975	989
Home Depot Inc.	2.700%	4/1/23	720	697
Home Depot Inc.	3.750%	2/15/24	450	468
Home Depot Inc.	4.400%	3/15/45	555	560
5 Hyundai Capital America	1.625%	10/2/15	375	378
Lowe's Cos. Inc.	6.875%	2/15/28	710	911
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,248
McDonald's Corp.	2.625%	1/15/22	195	193
McDonald's Corp.	3.250%	6/10/24	210	208
5 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,199
5 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,095
5 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	596
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,012
Target Corp.	2.900%	1/15/22	1,200	1,190
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,136
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,215
Toyota Motor Credit Corp.	1.250%	10/5/17	900	893
5 Volkswagen International Finance NV	1.625%	3/22/15	2,100	2,111
Wal-Mart Stores Inc.	3.250%	10/25/20	742	773
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,098
Wal-Mart Stores Inc.	2.550%	4/11/23	2,050	1,966
Wal-Mart Stores Inc.	5.625%	4/15/41	2,790	3,370

Consumer Noncyclical (3.6%)
AbbVie Inc.	1.750%	11/6/17	775	772
AbbVie Inc.	2.000%	11/6/18	995	980

5	Actavis Funding SCS	4.850%	6/15/44	900	848
	Altria Group Inc.	4.750%	5/5/21	590	644
	Altria Group Inc.	2.850%	8/9/22	470	450
	Altria Group Inc.	4.500%	5/2/43	1,225	1,158
	AmerisourceBergen Corp.	3.500%	11/15/21	310	319
	Amgen Inc.	2.300%	6/15/16	635	650
	Amgen Inc.	3.875%	11/15/21	835	878
	Amgen Inc.	5.150%	11/15/41	1,500	1,583
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	226
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	700	760
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,615	4,362
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	111
	AstraZeneca plc	1.950%	9/18/19	390	385
	AstraZeneca plc	6.450%	9/15/37	615	797
[1,4,5]Avery 2014 A 144A		1.754%	4/25/26	1,190	1,192
5	BAT International Finance plc	3.250%	6/7/22	1,480	1,476
	Baxter International Inc.	5.900%	9/1/16	502	549
	Bristol-Myers Squibb Co.	3.250%	11/1/23	990	993
	Cardinal Health Inc.	1.700%	3/15/18	75	74
	Cardinal Health Inc.	3.200%	3/15/23	315	309
5	Cargill Inc.	4.307%	5/14/21	2,092	2,281
5	Cargill Inc.	6.875%	5/1/28	645	816
5	Cargill Inc.	6.125%	4/19/34	1,270	1,572
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	258
1	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	126	123
	Celgene Corp.	2.250%	5/15/19	160	159
	Celgene Corp.	3.625%	5/15/24	370	367
	Coca-Cola Co.	5.350%	11/15/17	1,500	1,676
	Coca-Cola Co.	3.300%	9/1/21	300	312
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	517
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	774
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	877
	Coca-Cola HBC Finance BV	5.500%	9/17/15	700	730
	Colgate-Palmolive Co.	7.600%	5/19/25	480	649
	ConAgra Foods Inc.	1.900%	1/25/18	235	234
	Diageo Capital plc	2.625%	4/29/23	1,230	1,165
	Diageo Investment Corp.	2.875%	5/11/22	525	514
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	253
	Dr Pepper Snapple Group Inc.	2.000%	1/15/20	195	190
	Dr Pepper Snapple Group Inc.	2.700%	11/15/22	195	188
	Eli Lilly & Co.	4.650%	6/15/44	720	765
	Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,103
	Express Scripts Holding Co.	2.250%	6/15/19	575	567
	Express Scripts Holding Co.	4.750%	11/15/21	600	655
	Express Scripts Holding Co.	3.500%	6/15/24	825	808
5	Forest Laboratories Inc.	4.875%	2/15/21	160	170
	Gilead Sciences Inc.	3.700%	4/1/24	660	673
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	445	430
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,339
	GlaxoSmithKline Capital plc	1.500%	5/8/17	560	564
5	Grupo Bimbo SAB de CV	3.875%	6/27/24	360	354
5	Heineken NV	1.400%	10/1/17	205	203
5	Heineken NV	2.750%	4/1/23	860	818
5	Heineken NV	4.000%	10/1/42	35	32
5	Japan Tobacco Inc.	2.100%	7/23/18	545	549
	Johnson & Johnson	5.150%	7/15/18	500	563
	Kaiser Foundation Hospitals	3.500%	4/1/22	330	333

Kaiser Foundation Hospitals	4.875%	4/1/42	340	374
Kraft Foods Group Inc.	2.250%	6/5/17	295	301
Kraft Foods Group Inc.	3.500%	6/6/22	1,185	1,201
Kroger Co.	3.300%	1/15/21	420	426
Kroger Co.	3.850%	8/1/23	270	275
Kroger Co.	4.000%	2/1/24	540	553
McKesson Corp.	3.250%	3/1/16	175	181
McKesson Corp.	2.700%	12/15/22	195	186
McKesson Corp.	2.850%	3/15/23	190	181
McKesson Corp.	3.796%	3/15/24	465	469
Medtronic Inc.	1.375%	4/1/18	225	222
Medtronic Inc.	3.625%	3/15/24	270	277
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	275	267
Merck & Co. Inc.	1.300%	5/18/18	1,030	1,016
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,143
Merck & Co. Inc.	4.150%	5/18/43	760	747
Molson Coors Brewing Co.	2.000%	5/1/17	31	31
Molson Coors Brewing Co.	3.500%	5/1/22	690	693
Molson Coors Brewing Co.	5.000%	5/1/42	370	373
Mondelez International Inc.	6.500%	2/9/40	600	753
Novartis Capital Corp.	3.400%	5/6/24	1,900	1,927
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	52
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	667
PepsiCo Inc.	3.100%	1/15/15	400	403
PepsiCo Inc.	3.125%	11/1/20	330	341
PepsiCo Inc.	2.750%	3/5/22	670	658
PepsiCo Inc.	4.000%	3/5/42	845	795
Pfizer Inc.	6.200%	3/15/19	1,400	1,634
Pfizer Inc.	3.000%	6/15/23	1,050	1,038
Philip Morris International Inc.	4.500%	3/26/20	250	275
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,111
Philip Morris International Inc.	2.500%	8/22/22	575	550
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,101
1 Procter & Gamble - Esop	9.360%	1/1/21	1,214	1,519
5 Roche Holdings Inc.	6.000%	3/1/19	433	502
5 Roche Holdings Inc.	2.875%	9/29/21	850	849
5 SABMiller Holdings Inc.	2.450%	1/15/17	400	409
5 SABMiller Holdings Inc.	3.750%	1/15/22	400	408
5 SABMiller plc	6.500%	7/1/16	1,500	1,634
Sanofi	4.000%	3/29/21	1,130	1,214
St. Jude Medical Inc.	2.500%	1/15/16	666	680
3 Sysco Corp.	3.000%	10/2/21	320	320
3 Sysco Corp.	3.500%	10/2/24	180	180
5 Tesco plc	5.500%	11/15/17	1,500	1,632
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	236
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	269
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	268
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	529
Tyson Foods Inc.	2.650%	8/15/19	235	236
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,084
Zoetis Inc.	3.250%	2/1/23	90	88
Zoetis Inc.	4.700%	2/1/43	105	105

Energy (1.0%)
BP Capital Markets plc	3.200%	3/11/16	650	673
BP Capital Markets plc	1.846%	5/5/17	650	657

BP Capital Markets plc	4.750%	3/10/19	795	876
BP Capital Markets plc	4.500%	10/1/20	400	437
BP Capital Markets plc	3.245%	5/6/22	650	647
BP Capital Markets plc	2.500%	11/6/22	500	470
BP Capital Markets plc	3.994%	9/26/23	195	203
BP Capital Markets plc	3.814%	2/10/24	650	661
Chevron Corp.	3.191%	6/24/23	1,235	1,244
ConocoPhillips	5.200%	5/15/18	1,500	1,671
Dominion Gas Holdings LLC	3.550%	11/1/23	470	475
EOG Resources Inc.	5.625%	6/1/19	425	487
Halliburton Co.	3.500%	8/1/23	1,750	1,787
Nisource Finance Corp.	4.800%	2/15/44	255	260
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,206
Occidental Petroleum Corp.	2.700%	2/15/23	500	481
5 Schlumberger Investment SA	2.400%	8/1/22	630	606
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,155
Shell International Finance BV	4.375%	3/25/20	800	880
Shell International Finance BV	2.250%	1/6/23	850	802
Suncor Energy Inc.	5.950%	12/1/34	500	599
Total Capital International SA	1.550%	6/28/17	1,365	1,374
Total Capital International SA	2.700%	1/25/23	810	778
Total Capital SA	2.125%	8/10/18	850	858
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,285

Other Industrial (0.1%)
5 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	319
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	688

Technology (0.5%)
Apple Inc.	2.850%	5/6/21	1,100	1,100
Apple Inc.	3.450%	5/6/24	1,000	1,008
Apple Inc.	3.850%	5/4/43	430	399
Apple Inc.	4.450%	5/6/44	120	122
Cisco Systems Inc.	4.450%	1/15/20	605	666
Cisco Systems Inc.	2.900%	3/4/21	320	324
EMC Corp.	1.875%	6/1/18	500	497
EMC Corp.	2.650%	6/1/20	500	496
EMC Corp.	3.375%	6/1/23	500	491
International Business Machines Corp.	1.250%	2/6/17	250	251
International Business Machines Corp.	3.375%	8/1/23	1,750	1,770
International Business Machines Corp.	3.625%	2/12/24	700	715
International Business Machines Corp.	5.875%	11/29/32	2,000	2,503
Microsoft Corp.	3.625%	12/15/23	500	524
Oracle Corp.	6.125%	7/8/39	350	433

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	400	388
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,800	1,860
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	792	879
5 ERAC USA Finance LLC	5.900%	11/15/15	500	528
5 ERAC USA Finance LLC	2.750%	3/15/17	205	211
5 ERAC USA Finance LLC	2.350%	10/15/19	610	607
5 ERAC USA Finance LLC	4.500%	8/16/21	325	352
5 ERAC USA Finance LLC	3.300%	10/15/22	40	40
5 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,322
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,039	1,210

FedEx Corp.	2.625%	8/1/22	130	125
FedEx Corp.	2.700%	4/15/23	255	243
FedEx Corp.	4.900%	1/15/34	230	248
FedEx Corp.	3.875%	8/1/42	120	107
FedEx Corp.	4.100%	4/15/43	500	465
FedEx Corp.	5.100%	1/15/44	340	365
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,735
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,640
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	411	472
United Parcel Service Inc.	2.450%	10/1/22	425	409
United Parcel Service Inc.	4.875%	11/15/40	460	512
				239,111
Utilities (1.8%)
Electric (1.6%)
Alabama Power Co.	5.550%	2/1/17	585	639
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,193
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,238
Commonwealth Edison Co.	5.950%	8/15/16	770	842
Connecticut Light & Power Co.	5.650%	5/1/18	465	526
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	761
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	972
Dominion Resources Inc.	5.200%	8/15/19	750	846
Duke Energy Carolinas LLC	5.250%	1/15/18	275	306
Duke Energy Carolinas LLC	5.100%	4/15/18	590	658
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,167
Duke Energy Florida Inc.	6.350%	9/15/37	200	266
Duke Energy Progress Inc.	6.300%	4/1/38	365	479
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,208
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,144
Florida Power & Light Co.	5.950%	2/1/38	785	990
Georgia Power Co.	5.400%	6/1/18	1,165	1,300
Georgia Power Co.	4.300%	3/15/42	755	753
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,681
Northern States Power Co.	6.250%	6/1/36	2,000	2,612
NSTAR LLC	4.500%	11/15/19	90	99
Pacific Gas & Electric Co.	4.250%	5/15/21	300	325
Pacific Gas & Electric Co.	3.850%	11/15/23	450	466
Pacific Gas & Electric Co.	3.750%	2/15/24	305	312
Pacific Gas & Electric Co.	5.125%	11/15/43	285	317
PacifiCorp	6.250%	10/15/37	2,000	2,600
Peco Energy Co.	5.350%	3/1/18	565	631
Potomac Electric Power Co.	6.500%	11/15/37	750	1,004
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,130
San Diego Gas & Electric Co.	6.000%	6/1/26	600	744
Sierra Pacific Power Co.	3.375%	8/15/23	850	861
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,267
Southern California Edison Co.	6.000%	1/15/34	1,000	1,269
Southern California Edison Co.	5.550%	1/15/37	2,250	2,715
Southern Co.	2.450%	9/1/18	225	229
Virginia Electric & Power Co.	2.750%	3/15/23	690	674
Wisconsin Electric Power Co.	5.700%	12/1/36	690	863

Natural Gas (0.1%)
AGL Capital Corp.	6.375%	7/15/16	775	844

	National Grid plc	6.300%	8/1/16	1,000	1,096

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,270

					39,297
Total Corporate Bonds (Cost $439,856)					466,718
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
5	Abu Dhabi National Energy Co.	5.875%	10/27/16	595	648
5	CDP Financial Inc.	4.400%	11/25/19	1,000	1,100
5	Electricite de France SA	4.600%	1/27/20	1,200	1,325
5	Electricite de France SA	4.875%	1/22/44	300	317
[1,5] Electricite de France SA		5.250%	1/29/49	235	238
[1,5] Electricite de France SA		5.625%	12/29/49	1,400	1,452
5	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	550	477
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,402
	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	512
	Korea Development Bank	2.500%	3/11/20	2,000	1,990
	Korea Finance Corp.	2.875%	8/22/18	505	515
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,528
	Province of Ontario	4.500%	2/3/15	705	715
	Quebec	5.125%	11/14/16	1,000	1,088
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,305
	Statoil ASA	2.900%	11/8/20	1,050	1,068
	Statoil ASA	3.700%	3/1/24	395	409
5	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,081
	United Mexican States	3.500%	1/21/21	342	348
Total Sovereign Bonds (Cost $17,645)					18,518
Taxable Municipal Bonds (1.6%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	400	459
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,341
	California GO	5.700%	11/1/21	265	318
	California GO	7.550%	4/1/39	720	1,051
	California GO	7.300%	10/1/39	240	335
	California GO	7.625%	3/1/40	70	102
	California GO	7.600%	11/1/40	825	1,220
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	252
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	593
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	535
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	965
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	696	872
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,189
	Houston TX GO	6.290%	3/1/32	590	718
	Illinois GO	5.100%	6/1/33	1,340	1,300
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	932
6	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,201

Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	455	560
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,692
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	676
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,197
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	587
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	832
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	127
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	203
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	480
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	209
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,147
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	802
Oregon GO	5.902%	8/1/38	490	591
6 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,276
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	398
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	330
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,297
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,150
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	390
University of California Regents General
Revenue	4.601%	5/15/31	590	633
University of California Regents Medical
Center Revenue	6.548%	5/15/48	280	360
University of California Regents Medical
Center Revenue	6.583%	5/15/49	845	1,090
University of California Revenue	5.770%	5/15/43	1,010	1,227
University of California Revenue	4.765%	5/15/44	145	151
Total Taxable Municipal Bonds (Cost $30,022)				34,788

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.1%)
[7,8] Vanguard Market Liquidity Fund (Cost $1,514)	0.109%		1,514,000	1,514

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.3%)
Credit Suisse Securities (USA), LLC
(Dated 9/30/14, Repurchase Value
$5,600,000, collateralized by U.S. Treasury
Note 0.250%, 5/31/15, with a value of
$5,708,000)	0.001%	10/1/14	5,600	5,600
RBS Securities, Inc.
(Dated 9/30/14, Repurchase Value
$2,400,000, collateralized by U.S. Treasury
Note 0.625%, 9/30/17, with a value of
$2,449,000)	0.005%	10/1/14	2,400	2,400
				8,000
Total Temporary Cash Investments (Cost $9,514)				9,514
Total Investments (97.0%) (Cost $1,692,517)				2,179,611
Other Assets and Liabilities-Net (3.0%)[9]				67,882
Net Assets (100%)				2,247,493
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,475,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2014.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $91,043,000, representing 4.1% of net assets.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Includes $1,514,000 of collateral received for securities on loan.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Cash of $173,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,353,177	98,854	—
U.S. Government and Agency Obligations	—	167,873	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	28,729	1,440
Corporate Bonds	—	466,492	226
Sovereign Bonds	—	18,518	—
Taxable Municipal Bonds	—	34,788	—
Temporary Cash Investments	1,514	8,000	—
Futures Contracts—Assets[1]	69	—	—
Futures Contracts—Liabilities[1]	(29)	—	—
Total	1,354,731	823,254	1,666
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2014	154	18,212	(68)
10-Year U.S. Treasury Note	December 2014	(105)	(13,087)	33
2-Year U.S. Treasury Note	December 2014	50	10,942	(1)
30-Year U.S. Treasury Bond	December 2014	(69)	(9,516)	43
Ultra Long U.S. Treasury Bond	December 2014	7	1,068	(13)
				(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio had no open swap contracts at September 30, 2014.

I. At September 30, 2014, the cost of investment securities for tax purposes was $1,693,019,000. Net unrealized appreciation of investment securities for tax purposes was $486,592,000, consisting of unrealized gains of $497,677,000 on securities that had risen in value since their purchase and $11,085,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)[1]
Australia (1.3%)
Fortescue Metals Group Ltd.	3,754,779	11,407
James Hardie Industries plc	762,900	7,982
Cochlear Ltd.	80,563	4,899
Brambles Ltd.	422,336	3,513
Amcor Ltd.	144,158	1,428
		29,229
Brazil (1.3%)
Vale SA Class B ADR	619,600	6,016
Vale SA Preference Shares	536,000	5,207
Petroleo Brasileiro SA Preference Shares	690,000	5,099
Raia Drogasil SA	570,286	4,879
AMBEV SA	616,600	4,041
Banco do Brasil SA	338,000	3,494
		28,736
Canada (1.6%)
^ Toronto-Dominion Bank	356,626	17,599
Bank of Nova Scotia	122,000	7,546
Suncor Energy Inc.	198,490	7,183
Sherritt International Corp.	365,131	1,011
* Dominion Diamond Corp.	60,600	861
		34,200
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	235,400	6,153

China (8.9%)
* Baidu Inc. ADR	319,400	69,703
* Tencent Holdings Ltd.	4,185,500	62,286
CNOOC Ltd.	7,635,500	13,168
* Alibaba Group Holding Ltd. ADR	120,839	10,737
* New Oriental Education & Technology Group Inc. ADR	395,100	9,166
^ Mindray Medical International Ltd. ADR	180,000	5,429
* JD.com Inc. ADR	205,700	5,311
Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	4,806
Beijing Enterprises Holdings Ltd.	533,500	4,577
China Pacific Insurance Group Co. Ltd.	1,228,600	4,317
* Youku Tudou Inc. ADR	226,911	4,066
Belle International Holdings Ltd.	2,629,000	2,956
Yingde Gases Group Co. Ltd.	1,011,000	959
* Chaoda Modern Agriculture Holdings Ltd.	1,971,135	59
		197,540
Denmark (2.0%)
Novo Nordisk A/S Class B	478,219	22,769
Novozymes A/S	353,250	15,287
Chr Hansen Holding A/S	163,100	6,296
		44,352

Finland (0.5%)
Nokia Oyj	1,384,194	11,753

France (6.8%)
Kering	118,915	23,976
L'Oreal SA	125,537	19,910
Essilor International SA	160,103	17,558
Schneider Electric SE	213,549	16,384
Sanofi	108,274	12,243
Societe Generale SA	177,000	9,028
Airbus Group NV	134,500	8,455
Publicis Groupe SA	117,496	8,052
Total SA	123,000	7,965
BNP Paribas SA	100,975	6,701
Vallourec SA	139,000	6,397
Safran SA	93,581	6,067
Suez Environnement Co.	251,067	4,247
Arkema SA	41,417	2,775
		149,758
Germany (5.2%)
SAP SE	254,614	18,375
HeidelbergCement AG	243,915	16,055
Porsche Automobil Holding SE Preference Shares	153,835	12,272
adidas AG	146,093	10,901
Volkswagen AG	52,448	10,837
Fresenius Medical Care AG & Co. KGaA	134,000	9,334
Continental AG	42,964	8,139
GEA Group AG	153,133	6,653
MTU Aero Engines AG	75,000	6,381
Wincor Nixdorf AG	105,500	5,395
Bayerische Motoren Werke AG	44,069	4,710
* Aixtron SE	274,000	4,150
^,* SMA Solar Technology AG	79,219	2,081
		115,283
Hong Kong (4.0%)
AIA Group Ltd.	10,116,200	52,207
Jardine Matheson Holdings Ltd.	223,389	13,312
Hong Kong Exchanges and Clearing Ltd.	553,160	11,906
Techtronic Industries Co.	2,094,652	6,040
Hang Lung Properties Ltd.	1,565,000	4,448
		87,913
India (1.7%)
Idea Cellular Ltd.	4,373,562	11,734
Housing Development Finance Corp.	467,200	7,963
HDFC Bank Ltd.	407,836	5,732
Zee Entertainment Enterprises Ltd.	1,102,965	5,598
Tata Motors Ltd.	478,746	3,889
* Axis Bank Ltd.	416,560	2,548
		37,464
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	4,643,000	3,840

Ireland (1.0%)
* Bank of Ireland	32,956,683	12,886
Kerry Group plc Class A	81,658	5,752

Kerry Group plc Class A (London Shares)	38,842	2,752
		21,390
Israel (0.7%)
* Check Point Software Technologies Ltd.	227,535	15,754

Italy (4.1%)
UniCredit SPA	4,822,199	37,883
* Fiat SPA	3,802,263	36,645
Exor SPA	331,840	12,829
* Telecom Italia SPA (Registered)	3,554,617	4,066
		91,423
Japan (11.4%)
SoftBank Corp.	736,100	51,416
SMC Corp.	142,200	39,210
Rakuten Inc.	2,164,800	24,920
Astellas Pharma Inc.	1,225,000	18,245
Sumitomo Mitsui Financial Group Inc.	361,700	14,737
Bridgestone Corp.	417,400	13,806
Toyota Motor Corp.	170,500	10,032
Suzuki Motor Corp.	291,700	9,674
Hitachi Ltd.	1,237,000	9,451
M3 Inc.	558,700	8,960
^ Yaskawa Electric Corp.	546,000	7,420
MISUMI Group Inc.	241,000	7,282
Nissan Motor Co. Ltd.	730,900	7,075
FANUC Corp.	38,800	7,017
Sekisui Chemical Co. Ltd.	569,000	6,540
Kubota Corp.	346,000	5,478
SBI Holdings Inc.	477,700	5,354
Canon Inc.	158,000	5,141
^ Gree Inc.	39,074	266
		252,024
Mexico (0.4%)
Grupo Financiero Banorte SAB de CV	1,263,771	8,072

Norway (1.5%)
Statoil ASA	578,027	15,737
Schibsted ASA	190,806	10,358
DNB ASA	415,809	7,782
		33,877
Peru (0.8%)
Credicorp Ltd.	121,189	18,589

Portugal (0.2%)
Jeronimo Martins SGPS SA	343,323	3,778

Russia (0.5%)
Magnit OJSC GDR	128,763	7,407
* Mail.ru Group Ltd. GDR	139,000	3,897
		11,304
Singapore (0.5%)
DBS Group Holdings Ltd.	446,953	6,446
Singapore Exchange Ltd.	849,000	4,807
		11,253

South Africa (0.4%)
Sasol Ltd.	80,000	4,339
MTN Group Ltd.	190,000	4,006
		8,345
South Korea (2.5%)
NAVER Corp.	29,269	22,358
^ Celltrion Inc.	199,240	9,227
Samsung Electronics Co. Ltd.	6,200	6,944
Hyundai Motor Co.	37,251	6,712
Hankook Tire Co. Ltd.	120,000	5,847
Shinhan Financial Group Co. Ltd.	64,972	2,991
		54,079
Spain (5.1%)
* Banco Popular Espanol SA	6,312,886	38,505
* Inditex SA	1,349,345	37,247
* Banco Santander SA	2,817,039	26,969
Distribuidora Internacional de Alimentacion SA	1,433,395	10,272
* Banco Popular Espanol Rights Exp. 10/13/2014	6,312,886	88
		113,081
Sweden (6.7%)
Atlas Copco AB Class A	1,268,365	36,191
Investment AB Kinnevik	900,820	32,484
Svenska Handelsbanken AB Class A	621,277	29,095
Alfa Laval AB	537,369	11,449
Elekta AB Class B	920,856	9,051
Sandvik AB	803,595	9,026
Telefonaktiebolaget LM Ericsson Class B	657,000	8,284
Volvo AB Class B	728,035	7,877
Svenska Cellulosa AB SCA Class B	179,584	4,267
		147,724
Switzerland (6.7%)
Roche Holding AG	94,277	27,840
Syngenta AG	81,263	25,732
Nestle SA	342,648	25,182
Cie Financiere Richemont SA	190,704	15,588
Credit Suisse Group AG	441,477	12,214
Geberit AG	36,239	11,680
Novartis AG	107,000	10,076
Zurich Insurance Group AG	29,400	8,750
Holcim Ltd.	87,000	6,329
Swatch Group AG (Bearer)	10,465	4,959
Adecco SA	5,394	365
		148,715
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,452,000	9,762
MediaTek Inc.	275,000	4,072
		13,834
Thailand (0.7%)
Kasikornbank PCL	1,388,600	10,043
Kasikornbank PCL (Foreign)	680,000	4,895
		14,938
Turkey (0.9%)
Turkiye Garanti Bankasi AS	3,656,363	12,851

BIM Birlesik Magazalar AS	332,759	6,967
19,818
United Kingdom (13.8%)
ARM Holdings plc	2,433,060	35,448
Prudential plc	1,286,442	28,600
Rolls-Royce Holdings plc	1,767,953	27,516
Standard Chartered plc	1,464,197	27,007
Aggreko plc	729,423	18,257
HSBC Holdings plc	1,592,714	16,184
Vodafone Group plc	4,356,905	14,357
Meggitt plc	1,543,808	11,261
Royal Dutch Shell plc Class A	272,971	10,420
Unilever plc	224,000	9,376
Carnival plc	217,000	8,641
BG Group plc	460,718	8,505
BHP Billiton plc	306,873	8,488
Inchcape plc	800,000	8,319
Diageo plc	288,095	8,309
Ultra Electronics Holdings plc	255,000	7,299
G4S plc	1,780,000	7,218
WPP plc	325,548	6,522
Barclays plc	1,734,926	6,382
Burberry Group plc	246,641	6,016
Intertek Group plc	117,000	4,959
*	Ocado Group plc	1,140,046	4,872
Spectris plc	160,500	4,689
*	ASOS plc	127,046	4,617
Reckitt Benckiser Group plc	50,958	4,406
AstraZeneca plc	54,262	3,889
*	Lloyds Banking Group plc	1,876,168	2,334
303,891
United States (2.6%)
*	Amazon.com Inc.	112,894	36,402
MercadoLibre Inc.	130,900	14,222
Samsonite International SA	2,000,000	6,434
57,058
Total Common Stocks (Cost $1,742,195)	2,095,168
Preferred Stocks (0.0%)
Zee Entertainment Enterprises Ltd. Pfd. (Cost $240)	18,073,692	246
Coupon
Temporary Cash Investments (5.9%)[1]
Money Market Fund (5.6%)
[2,3] Vanguard Market Liquidity Fund	0.109%	123,045,680	123,046

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.3%)
4	Federal Home Loan Bank Discount Notes	0.078%	10/1/14	700	700
[4,5] Federal Home Loan Bank Discount Notes	0.079%	10/8/14	1,000	1,000
[4,6] Federal Home Loan Bank Discount Notes	0.070%	10/17/14	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/5/14	1,000	1,000
[5,7] Freddie Mac Discount Notes	0.050%	1/14/15	4,000	3,998
7,698
Total Temporary Cash Investments (Cost $130,745)	130,744

Total Investments (100.8%) (Cost $1,873,180)	2,226,158
Other Assets and Liabilities-Net (-0.8%)[3]	(16,659)
Net Assets (100%)	2,209,499
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,992,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $18,909,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,099,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $40,000 have been segregated as collateral for open forward currency contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North and South America	146,374	6,434	—
Common Stocks – Other	120,166	1,822,194	—
Preferred Stocks	—	246	—
Temporary Cash Investments	123,046	7,698	—
Futures Contracts—Assets[1]	393	—	—
Futures Contracts—Liabilities[1]	(234	—	—
Forward Currency Contracts—Assets	—	26	—
Forward Currency Contracts—Liabilities	—	(1,796)	—
Total	389,745	1,834,802	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $27,353,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	December 2014	241	25,807	(674)
Dow Jones EURO STOXX 50 Index	December 2014	628	25,569	(8)
Topix Index	December 2014	165	19,953	479)
S&P ASX 200 Index	December 2014	87	10,055	(299)
				(502)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2014, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/24/14	GBP	16,335	USD	26,627	(165)
BNP Paribas	12/24/14	EUR	20,248	USD	26,269	(678)
BNP Paribas	12/16/14	JPY	2,239,855	USD	21,072	(633)
Bank of America NA	12/23/14	AUD	11,832	USD	10,616	(320)
Morgan Stanley Capital Services
Inc.	12/16/14	USD	965	JPY	102,825	26
						(1,770)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.

Vanguard International Portfolio

JPY—Japanese yen.
USD—U.S. dollar.

E. At September 30, 2014, the cost of investment securities for tax purposes was $1,873,180,000. Net unrealized appreciation of investment securities for tax purposes was $352,978,000, consisting of unrealized gains of $481,425,000 on securities that had risen in value since their purchase and $128,447,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (4.5%)
Alcoa Inc.	485,264	7,808
Sigma-Aldrich Corp.	48,994	6,664
CF Industries Holdings Inc.	20,486	5,720
Eastman Chemical Co.	55,337	4,476
Celanese Corp. Class A	64,091	3,751
CONSOL Energy Inc.	95,050	3,599
Ashland Inc.	32,198	3,352
International Flavors & Fragrances Inc.	33,533	3,215
FMC Corp.	55,012	3,146
Airgas Inc.	27,677	3,062
* WR Grace & Co.	29,367	2,671
Huntsman Corp.	85,495	2,222
Reliance Steel & Aluminum Co.	30,656	2,097
Albemarle Corp.	32,411	1,909
Avery Dennison Corp.	38,754	1,730
Westlake Chemical Corp.	16,602	1,437
Peabody Energy Corp.	111,773	1,384
		58,243
Consumer Goods (13.7%)
Delphi Automotive plc	123,561	7,579
Keurig Green Mountain Inc.	50,247	6,539
ConAgra Foods Inc.	175,114	5,786
* Constellation Brands Inc. Class A	66,221	5,772
* Monster Beverage Corp.	58,526	5,365
Genuine Parts Co.	59,952	5,258
Harley-Davidson Inc.	89,645	5,217
Dr Pepper Snapple Group Inc.	80,666	5,188
Clorox Co.	53,176	5,107
* Under Armour Inc. Class A	71,920	4,970
BorgWarner Inc.	94,208	4,956
Bunge Ltd.	57,120	4,811
Whirlpool Corp.	32,197	4,689
* TRW Automotive Holdings Corp.	45,858	4,643
Tyson Foods Inc. Class A	116,477	4,586
Molson Coors Brewing Co. Class B	59,674	4,442
Hanesbrands Inc.	41,188	4,425
* Electronic Arts Inc.	122,429	4,360
Mattel Inc.	139,386	4,272
Ralph Lauren Corp. Class A	25,187	4,149
PVH Corp.	34,047	4,125
Coca-Cola Enterprises Inc.	91,356	4,053
Coach Inc.	113,539	4,043
JM Smucker Co.	39,874	3,947
Newell Rubbermaid Inc.	112,957	3,887
Church & Dwight Co. Inc.	55,151	3,869
Polaris Industries Inc.	24,506	3,671
* Mohawk Industries Inc.	25,569	3,447
Energizer Holdings Inc.	25,476	3,139

McCormick & Co. Inc.	46,210	3,091
Leucadia National Corp.	129,225	3,081
* Jarden Corp.	50,210	3,018
* LKQ Corp.	112,355	2,987
Lear Corp.	33,246	2,873
Hormel Foods Corp.	54,517	2,802
DR Horton Inc.	135,309	2,777
Hasbro Inc.	47,470	2,611
Lennar Corp. Class A	66,948	2,600
PulteGroup Inc.	139,423	2,462
Avon Products Inc.	179,350	2,260
* WABCO Holdings Inc.	24,612	2,238
* NVR Inc.	1,643	1,857
* lululemon athletica Inc.	43,086	1,810
* Fossil Group Inc.	17,456	1,639
^ Herbalife Ltd.	26,407	1,155
Coty Inc. Class A	30,652	507
* Pilgrim's Pride Corp.	10,722	328
Lennar Corp. Class B	4,820	154
		176,545
Consumer Services (14.0%)
* Chipotle Mexican Grill Inc. Class A	12,795	8,529
* United Continental Holdings Inc.	154,061	7,209
L Brands Inc.	102,315	6,853
AmerisourceBergen Corp. Class A	87,909	6,795
Ross Stores Inc.	82,844	6,261
* O'Reilly Automotive Inc.	40,619	6,108
Marriott International Inc. Class A	83,888	5,864
Nielsen NV	125,499	5,563
* Charter Communications Inc. Class A	33,553	5,079
Southwest Airlines Co.	141,287	4,771
* Hertz Global Holdings Inc.	185,078	4,699
* Dollar Tree Inc.	80,493	4,513
Tiffany & Co.	45,282	4,361
* Discovery Communications Inc.	115,053	4,289
Wyndham Worldwide Corp.	51,745	4,205
* CarMax Inc.	90,499	4,204
* TripAdvisor Inc.	45,608	4,170
Nordstrom Inc.	58,409	3,993
Advance Auto Parts Inc.	30,094	3,921
Best Buy Co. Inc.	115,109	3,867
* Dollar General Corp.	62,621	3,827
Signet Jewelers Ltd.	33,013	3,761
Royal Caribbean Cruises Ltd.	55,058	3,705
H&R Block Inc.	113,435	3,518
Expedia Inc.	40,119	3,515
Tractor Supply Co.	56,869	3,498
* MGM Resorts International	151,907	3,460
* IHS Inc. Class A	26,759	3,350
* News Corp. Class A	201,853	3,300
Safeway Inc.	95,164	3,264
Staples Inc.	265,929	3,218
Interpublic Group of Cos. Inc.	174,250	3,192
Family Dollar Stores Inc.	39,954	3,086
* Ulta Salon Cosmetics & Fragrance Inc.	25,154	2,972
PetSmart Inc.	41,065	2,878
Darden Restaurants Inc.	54,536	2,806

	Scripps Networks Interactive Inc. Class A	32,787	2,560
	Williams-Sonoma Inc.	35,036	2,332
*	Discovery Communications Inc. Class A	61,029	2,307
	FactSet Research Systems Inc.	16,455	2,000
	Foot Locker Inc.	29,947	1,667
*	AutoNation Inc.	31,771	1,598
*	Urban Outfitters Inc.	42,584	1,563
	Aramark	53,075	1,396
*	Norwegian Cruise Line Holdings Ltd.	37,696	1,358
^	Burger King Worldwide Inc.	43,516	1,291
	Extended Stay America Inc.	46,680	1,108
*	Sprouts Farmers Market Inc.	37,416	1,088
*	Hyatt Hotels Corp. Class A	16,124	976
*	zulily Inc. Class A	7,802	296
*,^	Sears Holdings Corp.	5,430	137
			180,281
Financials (17.1%)
	Health Care REIT Inc.	133,611	8,333
	Moody's Corp.	87,087	8,230
	AvalonBay Communities Inc.	54,077	7,623
	Hartford Financial Services Group Inc.	184,667	6,879
	Principal Financial Group Inc.	121,156	6,357
	M&T Bank Corp.	48,953	6,035
	Lincoln National Corp.	107,646	5,768
	Regions Financial Corp.	568,636	5,709
	KeyCorp	361,532	4,819
	Essex Property Trust Inc.	26,213	4,686
*	Affiliated Managers Group Inc.	22,966	4,601
	American Realty Capital Properties Inc.	375,428	4,528
	Annaly Capital Management Inc.	391,170	4,178
	SL Green Realty Corp.	39,465	3,999
	Equifax Inc.	50,235	3,755
	Realty Income Corp.	91,907	3,749
	Comerica Inc.	74,687	3,724
	Macerich Co.	58,071	3,707
	XL Group plc Class A	109,585	3,635
	Unum Group	105,085	3,613
	CIT Group Inc.	77,064	3,542
	Kimco Realty Corp.	161,177	3,531
	Western Union Co.	219,109	3,515
*	Markel Corp.	5,483	3,488
	Digital Realty Trust Inc.	55,880	3,486
*	CBRE Group Inc. Class A	116,511	3,465
*	Ally Financial Inc.	148,462	3,435
	Federal Realty Investment Trust	27,958	3,312
	Huntington Bancshares Inc.	337,172	3,281
	American Capital Agency Corp.	145,543	3,093
	Navient Corp.	173,323	3,070
	Cincinnati Financial Corp.	64,078	3,015
	FNF Group	108,633	3,013
*	Arch Capital Group Ltd.	52,980	2,899
	Plum Creek Timber Co. Inc.	73,118	2,852
	Torchmark Corp.	54,053	2,831
	UDR Inc.	103,808	2,829
	Raymond James Financial Inc.	52,472	2,811
	New York Community Bancorp Inc.	173,965	2,761
	First Republic Bank	55,639	2,747

Willis Group Holdings plc	66,354	2,747
Lazard Ltd. Class A	53,253	2,700
* Genworth Financial Inc. Class A	204,906	2,684
Voya Financial Inc.	66,191	2,588
Zions Bancorporation	83,693	2,432
Jones Lang LaSalle Inc.	18,518	2,340
Camden Property Trust	33,519	2,297
Everest Re Group Ltd.	14,120	2,288
Reinsurance Group of America Inc. Class A	28,367	2,273
* MSCI Inc. Class A	48,263	2,269
SEI Investments Co.	62,348	2,254
* Realogy Holdings Corp.	60,491	2,250
Legg Mason Inc.	43,066	2,203
Alexandria Real Estate Equities Inc.	29,566	2,180
PartnerRe Ltd.	19,516	2,145
NASDAQ OMX Group Inc.	48,806	2,070
WR Berkley Corp.	42,121	2,013
Hudson City Bancorp Inc.	196,396	1,909
People's United Financial Inc.	128,017	1,852
Axis Capital Holdings Ltd.	39,042	1,848
Rayonier Inc.	52,207	1,626
LPL Financial Holdings Inc.	35,237	1,623
* Alleghany Corp.	3,211	1,343
Assurant Inc.	14,764	949
Brixmor Property Group Inc.	40,647	905
Santander Consumer USA Holdings Inc.	43,238	770
* Ocwen Financial Corp.	22,920	600
		220,062
Health Care (8.9%)
* Vertex Pharmaceuticals Inc.	98,142	11,022
* Mylan Inc.	154,267	7,018
* Boston Scientific Corp.	546,840	6,458
* DaVita HealthCare Partners Inc.	84,105	6,151
* Edwards Lifesciences Corp.	43,719	4,466
CR Bard Inc.	30,733	4,386
* BioMarin Pharmaceutical Inc.	60,754	4,384
* Endo International plc	63,302	4,326
* Mallinckrodt plc	46,863	4,225
* Henry Schein Inc.	35,088	4,087
Universal Health Services Inc. Class B	37,926	3,963
Perrigo Co. plc	26,213	3,937
* Jazz Pharmaceuticals plc	23,627	3,793
* CareFusion Corp.	83,665	3,786
* Hospira Inc.	69,760	3,630
Quest Diagnostics Inc.	59,651	3,620
* Laboratory Corp. of America Holdings	34,985	3,560
* Varian Medical Systems Inc.	42,525	3,407
* Waters Corp.	32,867	3,258
* Incyte Corp.	62,538	3,067
* Pharmacyclics Inc.	24,855	2,919
^ ResMed Inc.	57,958	2,856
DENTSPLY International Inc.	58,567	2,671
* IDEXX Laboratories Inc.	20,780	2,448
* Hologic Inc.	97,274	2,367
* Salix Pharmaceuticals Ltd.	12,522	1,956
* Envision Healthcare Holdings Inc.	52,887	1,834
* Quintiles Transnational Holdings Inc.	28,986	1,617

Patterson Cos. Inc.	34,108	1,413
* Intercept Pharmaceuticals Inc.	5,275	1,248
		113,873
Industrials (16.8%)
Sherwin-Williams Co.	34,283	7,508
* Fiserv Inc.	102,744	6,641
Fidelity National Information Services Inc.	117,730	6,628
Amphenol Corp. Class A	64,829	6,474
WW Grainger Inc.	25,391	6,390
Roper Industries Inc.	41,223	6,030
Kansas City Southern	45,481	5,512
* Alliance Data Systems Corp.	21,754	5,401
Pentair plc	79,356	5,197
AMETEK Inc.	101,315	5,087
Fastenal Co.	110,417	4,958
* FleetCor Technologies Inc.	30,976	4,402
* United Rentals Inc.	39,465	4,385
Rockwell Collins Inc.	55,790	4,379
* Stericycle Inc.	34,948	4,074
CH Robinson Worldwide Inc.	60,670	4,024
Flowserve Corp.	56,432	3,980
L-3 Communications Holdings Inc.	32,022	3,808
TransDigm Group Inc.	20,631	3,803
Pall Corp.	45,216	3,785
* Verisk Analytics Inc. Class A	61,869	3,767
Textron Inc.	103,650	3,730
* B/E Aerospace Inc.	43,461	3,648
Ball Corp.	57,098	3,613
Masco Corp.	147,094	3,518
Martin Marietta Materials Inc.	26,246	3,384
* Trimble Navigation Ltd.	107,272	3,272
Vulcan Materials Co.	54,040	3,255
* Quanta Services Inc.	87,732	3,184
Expeditors International of Washington Inc.	76,553	3,107
* Sensata Technologies Holding NV	69,684	3,103
Wabtec Corp.	37,754	3,060
* Mettler-Toledo International Inc.	11,921	3,053
Xerox Corp.	226,020	2,990
Sealed Air Corp.	83,357	2,907
Cintas Corp.	40,821	2,882
Towers Watson & Co. Class A	28,919	2,877
JB Hunt Transport Services Inc.	38,442	2,847
MeadWestvaco Corp.	69,497	2,845
Rock-Tenn Co. Class A	59,212	2,817
Xylem Inc.	75,340	2,674
Robert Half International Inc.	53,645	2,629
Hubbell Inc. Class B	21,450	2,585
Chicago Bridge & Iron Co. NV	44,669	2,584
* Crown Holdings Inc.	57,369	2,554
* Jacobs Engineering Group Inc.	52,138	2,545
ADT Corp.	71,727	2,543
Donaldson Co. Inc.	58,895	2,393
Avnet Inc.	56,983	2,365
Iron Mountain Inc.	71,689	2,341
Manpowergroup Inc.	33,013	2,314
* Arrow Electronics Inc.	40,884	2,263
Joy Global Inc.	41,300	2,252

	Fluor Corp.	32,531	2,173
	MDU Resources Group Inc.	75,909	2,111
	Allison Transmission Holdings Inc.	69,118	1,969
*	Colfax Corp.	33,174	1,890
	FLIR Systems Inc.	58,367	1,829
	AGCO Corp.	34,831	1,583
	SPX Corp.	15,872	1,491
	Owens Corning	46,084	1,463
	Fortune Brands Home & Security Inc.	32,723	1,345
*	Owens-Illinois Inc.	33,999	886
	Timken Co.	16,863	715
			215,822
Oil & Gas (6.5%)
*	Cheniere Energy Inc.	88,324	7,069
*	Concho Resources Inc.	46,585	5,841
	EQT Corp.	62,431	5,715
	Cabot Oil & Gas Corp.	172,151	5,628
	Cimarex Energy Co.	35,847	4,536
	Range Resources Corp.	66,027	4,477
	Helmerich & Payne Inc.	42,379	4,148
	Murphy Oil Corp.	69,778	3,971
*	Whiting Petroleum Corp.	49,093	3,807
	HollyFrontier Corp.	81,905	3,578
	Tesoro Corp.	52,947	3,229
	OGE Energy Corp.	82,203	3,050
*	Weatherford International plc	143,470	2,984
	Oceaneering International Inc.	44,714	2,914
	Core Laboratories NV	18,389	2,691
	Nabors Industries Ltd.	117,531	2,675
*	Dresser-Rand Group Inc.	31,557	2,596
	Noble Corp. plc	107,645	2,392
	Denbury Resources Inc.	145,348	2,185
	Energen Corp.	30,155	2,178
	SM Energy Co.	27,887	2,175
	QEP Resources Inc.	66,880	2,059
*	Cobalt International Energy Inc.	144,425	1,964
*	Antero Resources Corp.	21,567	1,184
^	Diamond Offshore Drilling Inc.	28,434	974
			84,020
Technology (11.6%)
	Avago Technologies Ltd. Class A	103,769	9,028
*	Cerner Corp.	126,563	7,539
	Seagate Technology plc	128,013	7,331
	KLA-Tencor Corp.	68,138	5,368
*	Autodesk Inc.	93,927	5,175
	Lam Research Corp.	66,788	4,989
	Xilinx Inc.	110,667	4,687
*	Equinix Inc.	21,938	4,661
	Altera Corp.	127,510	4,562
	Skyworks Solutions Inc.	78,353	4,548
	SanDisk Corp.	46,188	4,524
	Western Digital Corp.	45,803	4,458
*	Red Hat Inc.	78,194	4,391
	Linear Technology Corp.	98,375	4,367
*	Akamai Technologies Inc.	69,870	4,178
	NVIDIA Corp.	212,900	3,928

	Juniper Networks Inc.	176,899	3,918
	Microchip Technology Inc.	78,755	3,720
	Computer Sciences Corp.	59,879	3,662
*	F5 Networks Inc.	30,634	3,637
*	Catamaran Corp.	85,569	3,607
	Maxim Integrated Products Inc.	117,167	3,543
*	Workday Inc. Class A	37,329	3,080
*	ServiceNow Inc.	51,086	3,003
*	ANSYS Inc.	38,084	2,882
	Harris Corp.	43,226	2,870
*	VeriSign Inc.	51,490	2,838
*	Teradata Corp.	63,966	2,681
*	Gartner Inc.	34,837	2,559
*	Synopsys Inc.	64,237	2,550
	Garmin Ltd.	47,776	2,484
*	Citrix Systems Inc.	34,051	2,429
*	Splunk Inc.	41,586	2,302
	Marvell Technology Group Ltd.	167,998	2,265
*	Cree Inc.	49,643	2,033
*	3D Systems Corp.	43,003	1,994
*	Nuance Communications Inc.	105,791	1,631
*	Rackspace Hosting Inc.	47,095	1,533
*	NetSuite Inc.	14,228	1,274
*,^	FireEye Inc.	36,765	1,124
*	IMS Health Holdings Inc.	34,430	902
*	Premier Inc. Class A	13,510	444
			148,699
Telecommunications (1.2%)
*	SBA Communications Corp. Class A	53,201	5,900
*	Level 3 Communications Inc.	73,693	3,370
	Frontier Communications Corp.	413,609	2,693
	Windstream Holdings Inc.	249,017	2,684
			14,647
Utilities (5.3%)
	Northeast Utilities	130,507	5,782
	ONEOK Inc.	85,781	5,623
	DTE Energy Co.	72,920	5,548
	NiSource Inc.	130,049	5,329
	CenterPoint Energy Inc.	177,354	4,340
	NRG Energy Inc.	139,656	4,257
	Wisconsin Energy Corp.	93,039	4,001
	Ameren Corp.	100,200	3,841
	AES Corp.	269,202	3,817
*	Calpine Corp.	166,167	3,606
	American Water Works Co. Inc.	73,946	3,566
	CMS Energy Corp.	113,905	3,378
	Pepco Holdings Inc.	103,821	2,778
	SCANA Corp.	52,757	2,617
	Alliant Energy Corp.	45,773	2,536
	Pinnacle West Capital Corp.	45,569	2,490
	National Fuel Gas Co.	32,924	2,304
	Integrys Energy Group Inc.	32,983	2,138
			67,951
Total Common Stocks (Cost $980,843)			1,280,143

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.109%		7,098,000	7,098

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.050%	1/14/15	500	500
Total Temporary Cash Investments (Cost $7,598)				7,598
Total Investments (100.2%) (Cost $988,442)				1,287,741
Other Assets and Liabilities-Net (-0.2%)3				(5,320)
Net Assets (100%)				1,282,421
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,695,000
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,818,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $0 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Mid-Cap Index Portfolio

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,280,034	—	—
Temporary Cash Investments	7,098	500	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	1,287,229	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	December 2014	1	983	(3)
E-mini S&P MidCap Index	December 2014	9	2,458	(51)
				(54)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $988,442,000. Net unrealized appreciation of investment securities for tax purposes was $299,299,000, consisting of

Vanguard Mid-Cap Index Portfolio

unrealized gains of $337,390,000 on securities that had risen in value since their purchase and $38,091,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of September 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.8%)
U.S. Government Securities (12.7%)
	United States Treasury Note/Bond	0.250%	5/31/15	7,000	7,009
	United States Treasury Note/Bond	2.125%	5/31/15	1,300	1,318
1	United States Treasury Note/Bond	0.375%	6/15/15	10,544	10,567
	United States Treasury Note/Bond	0.250%	7/15/15	8,200	8,211
	United States Treasury Note/Bond	0.250%	7/31/15	3,250	3,254
1,2	United States Treasury Note/Bond	1.750%	7/31/15	8,000	8,109
	United States Treasury Note/Bond	0.250%	8/15/15	12,000	12,015
	United States Treasury Note/Bond	1.250%	8/31/15	17	17
	United States Treasury Note/Bond	0.250%	9/15/15	2,150	2,153
	United States Treasury Note/Bond	0.250%	9/30/15	13,550	13,567
	United States Treasury Note/Bond	1.250%	9/30/15	18,800	19,006
	United States Treasury Note/Bond	0.250%	10/31/15	26,400	26,429
	United States Treasury Note/Bond	0.875%	8/15/17	8,050	8,011
	United States Treasury Note/Bond	1.000%	9/15/17	36,600	36,543
	United States Treasury Note/Bond	0.625%	9/30/17	1,000	985
	United States Treasury Note/Bond	0.750%	3/31/18	1,100	1,077
	United States Treasury Note/Bond	2.375%	8/15/24	675	667
					158,938
Conventional Mortgage-Backed Securities (0.0%)
3,5	Fannie Mae Pool	6.000%	12/1/16	21	22
3,5	Fannie Mae Pool	6.500%	9/1/16	21	22
3,5	Freddie Mac Gold Pool	6.000%	4/1/17	20	21
					65
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool		2.125%	12/1/32	13	13
3,4,5Fannie Mae Pool		2.250%	6/1/33	110	115
3,4,5Fannie Mae Pool		2.285%	8/1/33	138	144
3,4,5Fannie Mae Pool		2.310%	7/1/32	13	14
3,4,5Fannie Mae Pool		2.335%	9/1/32–5/1/33	98	105
3,4,5Fannie Mae Pool		2.340%	9/1/32	2	2
3,4,5Fannie Mae Pool		2.358%	2/1/37	37	39
3,4,5Fannie Mae Pool		2.385%	8/1/37	15	16
3,4,5Fannie Mae Pool		2.425%	7/1/33	195	202
3,4,5Fannie Mae Pool		2.437%	5/1/33	19	21
3,4,5Freddie Mac Non Gold Pool		2.250%	8/1/37	61	66
3,4,5Freddie Mac Non Gold Pool		2.379%	9/1/32	6	7
3,4,5Freddie Mac Non Gold Pool		2.461%	8/1/33	32	34
3,4,5Freddie Mac Non Gold Pool		2.518%	9/1/32	24	25
3,4,5Freddie Mac Non Gold Pool		2.586%	10/1/32–2/1/33	45	49
					852
Total U.S. Government and Agency Obligations (Cost $159,784)					159,855
Asset-Backed/Commercial Mortgage-Backed Securities (17.6%)
5	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	160	160
5	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	500	500
5,6	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	400	407
4,5	Ally Master Owner Trust Series 2010-4	1.224%	8/15/17	1,500	1,512
4,5,6Ally Master Owner Trust Series 2010-4		1.704%	8/15/17	990	999

4,5,6Ally Master Owner Trust Series 2010-4		2.104%	8/15/17	750	759
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,050	2,039
4,5	Ally Master Owner Trust Series 2014-1	0.624%	1/15/19	250	251
5	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	450	449
5	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	270	269
4,5	American Express Credit Account Master
	Trust 2008-2	1.414%	9/15/20	795	820
4,5	American Express Credit Account Secured
	Note Trust 2012-4	0.704%	5/15/20	700	704
4,5	American Express Issuance Trust II 2013-1	0.434%	2/15/19	3,000	2,993
4,5,6American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	129	129
4,5,6American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	110	109
5,6	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	300	300
5,6	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	80
5,6	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	455	494
5,6	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	275	318
5	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	12	12
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	80
5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	300	300
5	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	406
5	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	507
5	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	82
5	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	112
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	154
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/8/19	175	177
5	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	99
5	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	275
5,6	Applebee's/IHOP Funding LLC 2014-1	4.277%	9/5/44	270	267
5,6	ARL Second LLC 2014-1A	2.920%	6/15/44	268	267
4,5,6Arran Residential Mortgages Funding 2011-1
	plc	1.682%	11/19/47	362	366
5,6	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	380	401
4,5	BA Credit Card Trust 2007-A4	0.194%	11/15/19	790	785
5,6	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	123
5	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	533	570
5	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	1,053	1,128
5	Banc of America Commercial Mortgage Trust
	2007-2	5.730%	4/10/49	802	871
5	Banc of America Commercial Mortgage Trust
	2008-1	6.383%	2/10/51	1,391	1,556
5	Banc of America Commercial Mortgage Trust
	2008-1	6.427%	2/10/51	165	184
5,7	Banc of America Funding 2006-H Trust	2.763%	9/20/46	579	489

5	Bank of America Mortgage 2002-J Trust	3.576%	9/25/32	1	1
4,5,6Bank of America Student Loan Trust 2010-1A		1.034%	2/25/43	786	788
5,6	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	360	366
5,7	Bear Stearns ARM Trust 2006-4	2.505%	10/25/36	730	601
5,7	Bear Stearns ARM Trust 2007-3	2.926%	5/25/47	611	527
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	310	321
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	551	589
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.897%	6/11/40	555	609
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	2,474	2,717
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	913	1,007
4,5,6BMW Floorplan Master Owner Trust 2012-1A		0.554%	9/15/17	619	620
4,5	Brazos Higher Education Authority Inc. Series
	2005-3	0.434%	6/25/26	350	339
4,5	Brazos Higher Education Authority Inc. Series
	2010-1	1.138%	5/25/29	595	603
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.038%	2/25/30	846	852
5,6	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	162	162
5,6	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	298	299
5	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	450	447
5	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	149
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	129
5	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	323
5	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	545	546
5	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	370	372
5	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	334
5	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	297
5	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	300	302
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	152
5	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	101
5	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	102
4,5	Capital One Multi-asset Execution Trust 2007-
	A5	0.194%	7/15/20	1,100	1,091
4,5	Capital One Multi-Asset Execution Trust 2014-
	A3	0.534%	1/18/22	935	936
5	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	140	141
5	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	85	86
5	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
5	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	100	99
5	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	697
5,6	CFCRE Commercial Mortgage Trust 2011-C1	5.730%	4/15/44	36	40
5,6	CFCRE Commercial Mortgage Trust 2011-C2	5.744%	12/15/47	390	449
4,5	Chase Issuance Trust 2007-C1	0.614%	4/15/19	800	796
4,5	Chase Issuance Trust 2012-A10	0.414%	12/16/19	3,000	2,992
5	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.434%	11/19/33	44	42
5,7	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.469%	3/20/36	356	307
5,7	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.633%	2/25/47	396	317

5,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	101
5,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	116
5,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	127
5,6	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	241
5,6	CIT Equipment Collateral 2012-VT1	1.100%	8/22/16	5	5
5,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	485	486
4,5	Citibank Credit Card Issuance Trust 2005-C2	0.624%	3/24/17	100	100
4,5	Citibank Credit Card Issuance Trust 2008-A7	1.528%	5/20/20	1,500	1,557
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	200	203
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,240	2,235
5,6	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	1,693	1,702
5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	149
5,6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	53
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	115	115
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	148
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	800	830
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	211
4,5,6Citigroup Commercial Mortgage Trust 2014-
	388G	0.904%	6/15/33	500	501
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	270	278
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	560	582
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	140	142
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	250	254
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	90	92
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.604%	7/10/47	153	155
5,7	Citigroup Mortgage Loan Trust 2007-AR8	2.687%	7/25/37	292	252
5,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	562	569
5,6	CLI Funding V LLC 2013-1A	2.830%	3/18/28	561	555
5	CNH Equipment Trust 2010-C	1.750%	5/16/16	15	15
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	571	617
4,5,6Colony American Homes 2014-1		1.400%	5/17/31	298	298
4,5,6Colony American Homes 2014-1		1.600%	5/17/31	395	390
4,5,6Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.504%	7/17/31	350	347
5	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,404	1,508
5	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	900	962
5	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	590	649
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	75
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	103
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	180	177

5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	260	255
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	68
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	270	284
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	772	828
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	363
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	390	411
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	610	651
5	COMM 2013-CCRE13 Mortgage Trust	4.915%	12/10/23	110	119
5	COMM 2013-CCRE13 Mortgage Trust	4.915%	12/10/23	200	211
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	535	549
5	COMM 2013-CCRE9 Mortgage Trust	4.378%	7/10/45	470	506
5,6	COMM 2013-CCRE9 Mortgage Trust	4.402%	7/10/45	250	266
5	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	550	568
5	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	250	264
5,6	COMM 2013-CR9 Mortgage Trust	4.402%	7/10/45	200	204
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	760	785
5,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	263
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	275	294
5,6	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	469
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	98
5,6	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	108
5,6	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	1,150	1,174
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	180	187
5	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	136
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	240	257
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	308
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	210	222
5	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	266
5	COMM 2014-CCRE15 Mortgage Trust	4.870%	2/10/47	150	163
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	600	627
5	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	650	677
5	COMM 2014-CR17 Mortgage Trust	4.896%	5/10/47	80	83
5	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	300	307
5	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	350	361
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	483
5	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	339	360
6	Commonwealth Bank of Australia	1.875%	12/11/18	740	738
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	525	556
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	449	479
5	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.173%	2/15/41	1,292	1,432
5,6	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	360	360
4,5	Discover Card Execution Note Trust 2012-A4	0.524%	11/15/19	1,120	1,124
5	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,633
4,5	Discover Card Execution Note Trust 2013-A1	0.454%	8/17/20	1,900	1,900
5	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	1,400	1,396
5,6	Enterprise Fleet Financing LLC Series 2011-2	1.900%	10/20/16	89	89
5,6	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	298	298
5,6	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	310	311
5,6	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	250	251
5,7	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.041%	11/25/36	279	237
7	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.542%	1/25/37	624	526
5,6	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	250	251

5	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	450	451
5	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	350	350
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	540	543
5	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	100	100
5	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	300	300
5	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	309
5,6	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	845	850
5,6	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	160	162
5,6	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	530	538
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	710
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,722	2,708
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	199
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	200
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	640	641
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	240	242
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	180	181
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	149
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	148
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	60
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	200	199
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	100	99
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.654%	2/15/21	130	130
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	1,680	1,671
5,6	FRS I LLC 2013-1A	1.800%	4/15/43	138	137
5,6	FRS I LLC 2013-1A	3.080%	4/15/43	502	504
4,5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.154%	5/15/19	1,200	1,204
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	1,988
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,560	1,545
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.903%	4/22/19	900	910
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.593%	10/20/17	600	601
5,6	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	300	298
5	GMACM Mortgage Loan Trust 2005-AR6	2.904%	11/19/35	119	114
5,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	2,200	2,228
4,5,6Golden Credit Card Trust 2012-3A		0.606%	7/17/17	858	859
4,5,6Golden Credit Card Trust 2013-1A		0.404%	2/15/18	500	500
5,6	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	513
4,5	Granite Master Issuer plc Series 2007-1	0.294%	12/20/54	118	118

4,5	Granite Master Issuer plc Series 2007-2	0.234%	12/17/54	39	39
5,6	Great America Leasing Receivables 2011-1	2.340%	4/15/16	78	78
5,6	Great America Leasing Receivables 2013-1	1.160%	5/15/18	300	300
5,6	GS Mortgage Securities Trust 2010-C2	5.397%	12/10/43	100	109
5,6	GS Mortgage Securities Trust 2011-GC3	5.726%	3/10/44	70	78
5,6	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	595	612
5,6	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	655	642
5,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	28
5	GS Mortgage Securities Trust 2013-GC13	4.174%	7/10/46	525	560
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	375	371
5	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	201
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	470	485
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	210
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,000	1,072
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	990	1,026
5	GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	230	238
5	GS Mortgage Securities Trust 2014-GC24	4.528%	9/10/47	330	331
5	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	200	199
5,6	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	620	628
5,6	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	1,250	1,291
5,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,000	1,044
5,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	2,000	1,973
5,6	Hilton USA Trust 2013-HLT	2.662%	11/5/30	380	381
5,6	Hilton USA Trust 2013-HLT	3.367%	11/5/30	395	402
5,6	Hilton USA Trust 2013-HLT	3.714%	11/5/30	180	184
5,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	200	201
5,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	250	249
5	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	202
5	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	160	160
5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	251
5	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	152
5	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	133
5	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	199
5	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	139
5	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	249
4,5,6Hyundai Floorplan Master Owner Trust Series
	2013-1	0.504%	5/15/18	300	300
4,5,6Hyundai Floorplan Master Owner Trust Series
	2013-1	0.804%	5/15/18	150	149
5,6	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	447	448
4	Illinois Student Assistance Commission Series
	2010-1	1.284%	4/25/22	548	553
4,5,6Invitation Homes 2014-SFR1 Trust		1.654%	6/17/31	500	492
4,5,6Invitation Homes 2014-SFR2 Trust		1.254%	9/17/31	290	289
4,5,6Invitation Homes 2014-SFR2 Trust		1.754%	9/17/31	330	326
5,6	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	350	349
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	656	693
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.058%	4/15/45	883	942
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	120	130
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	1,039	1,141

5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	900	976
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.966%	6/15/49	17	17
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	705	776
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	129
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	79
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	74
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.692%	11/15/43	170	185
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.692%	11/15/43	150	166
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	474
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	688
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	76
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	100	114
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	420	433
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	431
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	101
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	693
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	150
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	927
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	358
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	291
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	300	319
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	429
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.111%	12/15/46	550	595
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.175%	12/15/46	270	291
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	115	115
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	275	269
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	420	432
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	180	188

5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	280	289
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	378
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	640	659
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	100	104
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	800	850
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	430	462
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	340	372
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	410	437
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	450	475
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	300	319
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.969%	2/15/47	300	323
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.969%	2/15/47	150	155
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	220	226
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.775%	8/15/47	150	154
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C23	3.934%	9/15/47	300	312
4	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.757%	9/1/28	316	315
4,5,6Kildare Securities Ltd. 2007-1A		0.354%	12/10/43	124	123
5,6	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	450	461
4,5,6Lanark Master Issuer plc 2012-2A		1.635%	12/22/54	612	619
4,5,6Lanark Master Issuer plc 2013-1A		0.735%	12/22/54	329	329
5	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	1,334	1,408
5	LB-UBS Commercial Mortgage Trust 2006-C4	6.029%	6/15/38	261	278
5	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	515	550
5	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	235	253
5	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	580	626
5	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	753	836
5,6	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	330	331
5,6	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	310
5,6	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	100
5,6	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
5	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.255%	4/25/34	45	43
4,5	MBNA Credit Card Master Note Trust 2004-
	A3	0.414%	8/16/21	2,205	2,191
5,6	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	1,300	1,302
5	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.834%	2/25/33	69	64
5	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.583%	7/25/33	21	21
5	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	235	251

5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	263	289
5,6	MIRAMAX LLC 2014-1A	3.340%	7/20/26	120	120
5	ML-CFC Commercial Mortgage Trust 2006-2	6.064%	6/12/46	215	230
5	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	157	157
5,6	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	169	170
5,6	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	625	633
5,6	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	700	725
5,6	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	370	374
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	500	503
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	52
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	137
5,6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	525	508
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.218%	7/15/46	600	638
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	500	518
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.365%	8/15/46	890	954
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	200
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	127
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	59
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	400	395
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	472
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	478
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	770	796
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	239
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.484%	6/15/47	300	310
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.917%	6/15/47	300	310
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	600	615
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	130	134
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	450	463
5	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	1,257	1,344
5	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	437	469
5	Morgan Stanley Capital I Trust 2007-IQ15	6.105%	6/11/49	851	937
5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,370	1,498
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	75	76
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	62
5,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	405
5,6	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/24	545	567
5,6	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	260	266

5	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.179%	6/25/36	277	250
5,6	Motor 2012 plc	1.286%	2/25/20	75	75
4,5	Navient Student Loan Trust 2014-1	0.905%	2/25/39	140	139
4,5,6Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.825%	1/25/18	700	700
4,5	New Mexico Educational Assistance
	Foundation 2013-1	0.857%	1/2/25	517	518
4,5	Nissan Master Owner Trust Receivables
	Series 2013-A	0.454%	2/15/18	1,000	1,001
6	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	600	599
4	North Carolina State Education Assistance
	Authority 2011-1	1.134%	1/26/26	603	604
4,5	North Carolina State Education Assistance
	Authority 2011-2	1.034%	7/25/25	130	131
5,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	248
4,5,6PFS Financing Corp. 2014-AA		0.754%	2/15/19	100	100
5,6	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	2,000	2,009
4,5,6Resimac MBS Trust 2014-1A		0.935%	12/12/45	666	668
5,7	RFMSI Series 2006-SA2 Trust	3.502%	8/25/36	581	526
5,7	RFMSI Series 2006-SA3 Trust	3.626%	9/25/36	184	144
5	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	120	121
5	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	150	151
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	606
5	Santander Drive Auto Receivables Trust
	2013-4	1.590%	10/15/18	290	290
5	Santander Drive Auto Receivables Trust
	2013-4	2.360%	4/15/20	270	274
5	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	620	620
5	Santander Drive Auto Receivables Trust
	2013-5	2.250%	6/17/19	430	436
4,5,6Silver Bay Realty 2014-1 Trust		1.154%	9/17/31	269	268
4,5,6Silver Bay Realty 2014-1 Trust		1.604%	9/17/31	160	157
4,5	SLM Student Loan Trust 2005-5	0.334%	4/25/25	1,445	1,437
4,5	SLM Student Loan Trust 2005-9	0.354%	1/27/25	1,007	1,003
4,5	SLM Student Loan Trust 2006-5	0.344%	1/25/27	500	491
4,5	SLM Student Loan Trust 2006-6	0.344%	10/27/25	800	785
4,5	SLM Student Loan Trust 2007-1	0.324%	1/26/26	1,575	1,537
4,5,6SLM Student Loan Trust 2011-A		1.154%	10/15/24	231	233
5,6	SLM Student Loan Trust 2011-A	4.370%	4/17/28	300	320
5,6	SLM Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,466
4,5,6SLM Student Loan Trust 2011-C		1.554%	12/15/23	287	288
5,6	SLM Student Loan Trust 2011-C	4.540%	10/17/44	637	684
4,5	SLM Student Loan Trust 2012-6	0.434%	9/25/19	798	796
4,5,6SLM Student Loan Trust 2012-B		1.254%	12/15/21	127	128
5,6	SLM Student Loan Trust 2012-B	3.480%	10/15/30	450	465
4,5,6SLM Student Loan Trust 2012-E		0.904%	10/16/23	379	381
4,5,6SLM Student Loan Trust 2013-1		1.204%	5/17/27	600	602
5,6	SLM Student Loan Trust 2013-1	2.500%	3/15/47	200	191
4,5	SLM Student Loan Trust 2013-6	0.804%	6/26/28	800	807
5,6	SLM Student Loan Trust 2013-B	1.850%	6/17/30	250	245
5,6	SLM Student Loan Trust 2013-B	3.000%	5/16/44	300	293
5,6	SLM Student Loan Trust 2013-C	3.500%	6/15/44	140	140

4,5	SLM Student Loan Trust 2014-1	0.754%	2/26/29	250	250
5,6	SLM Student Loan Trust 2014-A	2.590%	1/15/26	100	101
5,6	SLM Student Loan Trust 2014-A	3.500%	11/15/44	100	97
5,6	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	288	288
5,6	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	771	777
5	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	562	563
5	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	200
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	450	447
5,6	Sonic Capital LLC 2011-1A	5.438%	5/20/41	321	339
4,5	South Carolina Student Loan Corp. Revenue
	2010-1	1.234%	7/25/25	611	617
6	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	150	147
5,6	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	560	546
5,6	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	100	100
4,5,6Trade Maps_2013-1A		0.853%	12/10/18	720	721
4,5,6Trade Maps_2013-1A		1.403%	12/10/18	135	135
4,5,6Trade Maps_2013-1A		2.404%	12/10/18	75	76
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	32
5,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	599
5	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	215
5,6	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	250	246
5,6	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	285
5,6	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	84
5,6	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	62
5,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,000	996
5,6	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	150	152
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	222	235
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	895	959
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	1,019	1,086
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	858	922
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.140%	2/15/51	760	821
5	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.503%	1/25/33	15	15
5	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.300%	8/25/33	24	24
5	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.407%	9/25/33	31	32
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	705	695
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	40
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	196
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	300	321
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.438%	7/15/46	110	117
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	500	514

5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,134
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	206
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	361
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	200	203
5,7	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.626%	10/25/36	517	474
6	Westpac Banking Corp.	1.850%	11/26/18	675	671
5,6	WFLD Mortgage Trust_13-MONT	3.880%	8/10/31	160	165
5,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	270	292
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	215	210
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	270	276
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	141
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	99
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	410	402
5	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	70
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	49
5	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	170	175
5	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	500
5	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	379
5	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	88
5	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	242
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	215	222
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	167
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	605	644
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.829%	12/15/46	140	149
5	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	400	423
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	500	519
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	400	419
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	91
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	295	301
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	173
5	WFRBS Commercial Mortgage Trust 2014-
	C21	4.213%	8/15/47	75	77
5	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	300	295

5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	200	206
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	35	36
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	500	523
5	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	470	465
4,5,6World Omni Master Owner Trust 2013-1		0.504%	2/15/18	450	449
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $219,307)					219,852
Corporate Bonds (58.0%)
Finance (25.8%)
	Banking (20.5%)
	Abbey National Treasury Services plc	4.000%	4/27/16	845	884
	Abbey National Treasury Services plc	1.375%	3/13/17	1,275	1,274
8	Abbey National Treasury Services plc	1.750%	1/15/18	400	523
	Abbey National Treasury Services plc	3.050%	8/23/18	1,130	1,171
8	Abbey National Treasury Services plc	2.000%	1/14/19	345	457
	Abbey National Treasury Services plc	2.350%	9/10/19	355	351
6	ABN AMRO Bank NV	2.500%	10/30/18	765	772
	American Express Centurion Bank	6.000%	9/13/17	1,200	1,351
	American Express Co.	6.150%	8/28/17	490	552
	American Express Co.	7.000%	3/19/18	535	623
	American Express Credit Corp.	2.750%	9/15/15	1,126	1,150
	American Express Credit Corp.	2.800%	9/19/16	1,480	1,530
	American Express Credit Corp.	2.375%	3/24/17	790	809
	American Express Credit Corp.	1.550%	9/22/17	280	280
	American Express Credit Corp.	2.125%	3/18/19	575	572
	American Express Credit Corp.	2.250%	8/15/19	910	903
	Amsouth Bank	5.200%	4/1/15	230	235
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	500	502
6	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	900	932
	Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	450	449
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,100	1,110
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	394
6	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	935	945
6	Banco Votorantim SA	5.250%	2/11/16	280	291
	Bank of America Corp.	5.000%	1/15/15	675	684
	Bank of America Corp.	4.500%	4/1/15	1,675	1,708
	Bank of America Corp.	3.700%	9/1/15	100	103
	Bank of America Corp.	1.500%	10/9/15	635	640
	Bank of America Corp.	3.625%	3/17/16	725	751
	Bank of America Corp.	6.050%	5/16/16	810	870
	Bank of America Corp.	3.750%	7/12/16	1,270	1,326
	Bank of America Corp.	6.500%	8/1/16	1,790	1,953
	Bank of America Corp.	5.420%	3/15/17	485	525
	Bank of America Corp.	5.700%	5/2/17	162	177
	Bank of America Corp.	6.400%	8/28/17	391	440
	Bank of America Corp.	6.000%	9/1/17	1,040	1,160
	Bank of America Corp.	5.750%	12/1/17	758	843
	Bank of America Corp.	2.000%	1/11/18	430	428
	Bank of America Corp.	6.875%	4/25/18	700	809
	Bank of America Corp.	5.650%	5/1/18	320	356
	Bank of America Corp.	2.600%	1/15/19	1,490	1,486
	Bank of America Corp.	2.650%	4/1/19	717	714
	Bank of America NA	1.125%	11/14/16	1,900	1,901
	Bank of America NA	1.250%	2/14/17	500	498

Bank of America NA	5.300%	3/15/17	240	260
Bank of America NA	6.100%	6/15/17	160	178
Bank of Montreal	2.500%	1/11/17	440	454
Bank of Montreal	1.300%	7/14/17	450	450
Bank of Montreal	1.400%	9/11/17	885	884
Bank of Montreal	1.450%	4/9/18	435	430
Bank of New York Mellon Corp.	4.950%	3/15/15	1,055	1,077
Bank of New York Mellon Corp.	2.300%	7/28/16	750	771
Bank of New York Mellon Corp.	2.400%	1/17/17	710	730
Bank of New York Mellon Corp.	1.969%	6/20/17	200	203
Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,053
Bank of New York Mellon Corp.	2.300%	9/11/19	710	705
Bank of Nova Scotia	2.050%	10/7/15	212	215
Bank of Nova Scotia	0.750%	10/9/15	740	742
Bank of Nova Scotia	2.900%	3/29/16	1,115	1,152
Bank of Nova Scotia	1.375%	7/15/16	960	968
Bank of Nova Scotia	2.550%	1/12/17	1,707	1,760
Bank of Nova Scotia	1.300%	7/21/17	519	517
Bank of Nova Scotia	1.375%	12/18/17	720	715
Bank of Nova Scotia	2.050%	10/30/18	1,780	1,780
Bank of Nova Scotia	2.050%	6/5/19	500	494
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	250
Bank One Corp.	4.900%	4/30/15	385	394
Barclays Bank plc	2.750%	2/23/15	545	550
Barclays Bank plc	5.000%	9/22/16	405	435
Barclays Bank plc	2.500%	2/20/19	1,820	1,827
Barclays Bank plc	6.750%	5/22/19	675	802
BB&T Corp.	5.200%	12/23/15	520	547
BB&T Corp.	3.200%	3/15/16	1,086	1,122
BB&T Corp.	2.150%	3/22/17	1,360	1,385
BB&T Corp.	4.900%	6/30/17	250	272
BB&T Corp.	1.600%	8/15/17	180	181
BB&T Corp.	2.050%	6/19/18	430	432
Bear Stearns Cos. LLC	5.300%	10/30/15	585	614
Bear Stearns Cos. LLC	5.550%	1/22/17	550	600
Bear Stearns Cos. LLC	6.400%	10/2/17	945	1,070
Bear Stearns Cos. LLC	7.250%	2/1/18	710	826
BNP Paribas SA	3.600%	2/23/16	2,170	2,249
BNP Paribas SA	1.375%	3/17/17	1,100	1,098
BNP Paribas SA	2.375%	9/14/17	1,475	1,502
BNP Paribas SA	2.700%	8/20/18	1,945	1,983
BNP Paribas SA	2.400%	12/12/18	1,275	1,279
BNP Paribas SA	2.450%	3/17/19	180	181
BNY Mellon NA	4.750%	12/15/14	470	474
BPCE SA	2.500%	12/10/18	2,030	2,039
BPCE SA	2.500%	7/15/19	1,645	1,636
Branch Banking & Trust Co.	5.625%	9/15/16	240	260
Branch Banking & Trust Co.	1.000%	4/3/17	600	596
Branch Banking & Trust Co.	1.350%	10/1/17	720	715
Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	629
Capital One Bank USA NA	1.150%	11/21/16	280	280
Capital One Bank USA NA	1.200%	2/13/17	250	249
Capital One Bank USA NA	1.500%	3/22/18	1,405	1,383
Capital One Bank USA NA	2.150%	11/21/18	350	348
Capital One Bank USA NA	2.250%	2/13/19	580	575
Capital One Bank USA NA	2.300%	6/5/19	795	786
Capital One Bank USA NA	2.400%	9/5/19	410	406

	Capital One Financial Corp.	2.150%	3/23/15	500	504
	Capital One Financial Corp.	6.150%	9/1/16	105	115
	Capital One Financial Corp.	2.450%	4/24/19	295	294
	Capital One NA	1.500%	9/5/17	430	428
	Citigroup Inc.	5.500%	10/15/14	167	167
	Citigroup Inc.	6.010%	1/15/15	474	481
	Citigroup Inc.	4.700%	5/29/15	475	488
	Citigroup Inc.	4.587%	12/15/15	300	313
	Citigroup Inc.	1.250%	1/15/16	96	97
	Citigroup Inc.	1.300%	4/1/16	330	331
	Citigroup Inc.	3.953%	6/15/16	2,639	2,772
	Citigroup Inc.	5.850%	8/2/16	435	471
	Citigroup Inc.	4.450%	1/10/17	1,273	1,356
	Citigroup Inc.	1.350%	3/10/17	204	203
	Citigroup Inc.	1.550%	8/14/17	100	99
	Citigroup Inc.	6.125%	11/21/17	1,346	1,518
	Citigroup Inc.	1.750%	5/1/18	1,040	1,026
	Citigroup Inc.	2.500%	9/26/18	1,420	1,429
	Citigroup Inc.	2.550%	4/8/19	1,430	1,428
	Citigroup Inc.	2.500%	7/29/19	1,060	1,050
5,6,9Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.750%	11/21/16	425	466
	Comerica Bank	5.200%	8/22/17	175	192
	Comerica Inc.	2.125%	5/23/19	350	347
	Commonwealth Bank of Australia	1.250%	9/18/15	850	856
6	Commonwealth Bank of Australia	3.250%	3/17/16	700	726
	Commonwealth Bank of Australia	1.125%	3/13/17	250	249
	Commonwealth Bank of Australia	1.400%	9/8/17	1,300	1,295
	Commonwealth Bank of Australia	1.900%	9/18/17	470	474
	Commonwealth Bank of Australia	2.500%	9/20/18	1,300	1,326
	Commonwealth Bank of Australia	2.250%	3/13/19	1,560	1,564
6	Commonwealth Bank of Australia	2.000%	6/18/19	600	595
	Commonwealth Bank of Australia	2.300%	9/6/19	800	794
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	995	1,044
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	2,270	2,286
8	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.750%	11/9/20	355	497
	Countrywide Financial Corp.	6.250%	5/15/16	945	1,018
10	Coventry Building Society	6.000%	10/16/19	235	438
	Credit Suisse	3.500%	3/23/15	1,004	1,019
	Credit Suisse	1.375%	5/26/17	2,020	2,010
	Credit Suisse	2.300%	5/28/19	1,460	1,448
	Credit Suisse	4.375%	8/5/20	230	249
	Credit Suisse USA Inc.	4.875%	1/15/15	367	372
	Credit Suisse USA Inc.	5.125%	8/15/15	1,125	1,170
	Credit Suisse USA Inc.	5.375%	3/2/16	275	292
6	Danske Bank A/S	3.875%	4/14/16	825	860
	Deutsche Bank AG	3.250%	1/11/16	923	949
	Deutsche Bank AG	1.400%	2/13/17	750	749
	Deutsche Bank AG	6.000%	9/1/17	2,385	2,671
	Deutsche Bank AG	2.500%	2/13/19	2,015	2,028
	Deutsche Bank Financial LLC	5.375%	3/2/15	250	255
	Fifth Third Bank	0.900%	2/26/16	605	605
	Fifth Third Bank	1.450%	2/28/18	530	524
	First Horizon National Corp.	5.375%	12/15/15	840	880

	First Republic Bank	2.375%	6/17/19	670	669
	Goldman Sachs Group Inc.	5.000%	10/1/14	425	425
	Goldman Sachs Group Inc.	5.125%	1/15/15	1,105	1,119
	Goldman Sachs Group Inc.	3.300%	5/3/15	150	152
	Goldman Sachs Group Inc.	3.700%	8/1/15	1,260	1,292
	Goldman Sachs Group Inc.	5.350%	1/15/16	1,069	1,130
	Goldman Sachs Group Inc.	3.625%	2/7/16	118	122
	Goldman Sachs Group Inc.	5.625%	1/15/17	885	961
10	Goldman Sachs Group Inc.	6.125%	5/14/17	421	741
	Goldman Sachs Group Inc.	6.250%	9/1/17	1,813	2,036
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,000	2,239
	Goldman Sachs Group Inc.	2.375%	1/22/18	720	727
	Goldman Sachs Group Inc.	6.150%	4/1/18	1,404	1,583
	Goldman Sachs Group Inc.	2.900%	7/19/18	350	359
	Goldman Sachs Group Inc.	2.625%	1/31/19	2,990	2,982
6	HSBC Bank plc	1.500%	5/15/18	535	528
	HSBC Bank USA NA	6.000%	8/9/17	290	324
8	HSBC Holdings plc	6.000%	6/10/19	460	702
5	HSBC Holdings plc	6.375%	12/29/49	510	508
	HSBC USA Inc.	2.375%	2/13/15	2,210	2,226
	HSBC USA Inc.	1.625%	1/16/18	1,545	1,538
	HSBC USA Inc.	2.625%	9/24/18	755	773
	HSBC USA Inc.	2.250%	6/23/19	730	727
	HSBC USA Inc.	5.000%	9/27/20	185	202
	Huntington Bancshares Inc.	2.600%	8/2/18	1,045	1,057
	Huntington National Bank	1.375%	4/24/17	600	599
6,11 ING Bank NV		2.500%	10/1/19	1,200	1,192
	Intesa Sanpaolo SPA	3.125%	1/15/16	1,436	1,467
	Intesa Sanpaolo SPA	2.375%	1/13/17	1,750	1,770
	Intesa Sanpaolo SPA	3.875%	1/16/18	1,340	1,388
	Intesa Sanpaolo SPA	3.875%	1/15/19	600	622
	JPMorgan Chase & Co.	4.750%	3/1/15	690	702
	JPMorgan Chase & Co.	1.875%	3/20/15	470	473
	JPMorgan Chase & Co.	3.400%	6/24/15	670	684
4	JPMorgan Chase & Co.	1.444%	9/1/15	190	190
	JPMorgan Chase & Co.	5.150%	10/1/15	150	156
	JPMorgan Chase & Co.	1.100%	10/15/15	865	868
	JPMorgan Chase & Co.	2.600%	1/15/16	918	939
	JPMorgan Chase & Co.	1.125%	2/26/16	110	110
	JPMorgan Chase & Co.	3.450%	3/1/16	2,289	2,370
	JPMorgan Chase & Co.	3.150%	7/5/16	1,125	1,164
	JPMorgan Chase & Co.	1.350%	2/15/17	295	294
	JPMorgan Chase & Co.	2.000%	8/15/17	475	479
	JPMorgan Chase & Co.	6.000%	1/15/18	1,696	1,910
	JPMorgan Chase & Co.	1.800%	1/25/18	970	966
	JPMorgan Chase & Co.	1.625%	5/15/18	435	428
	JPMorgan Chase & Co.	2.350%	1/28/19	600	598
	JPMorgan Chase & Co.	6.300%	4/23/19	350	406
5	JPMorgan Chase & Co.	6.125%	12/29/49	520	515
	JPMorgan Chase Bank NA	5.875%	6/13/16	250	271
10	JPMorgan Chase Bank NA	5.375%	9/28/16	350	606
	JPMorgan Chase Bank NA	6.000%	7/5/17	215	240
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	867
	KeyBank NA	1.650%	2/1/18	800	797
5,6	LBG Capital No.1 plc	8.000%	12/29/49	340	368
8	Leeds Building Society	2.625%	4/1/21	810	1,071
	Lloyds Bank plc	4.875%	1/21/16	351	369

Lloyds Bank plc	2.300%	11/27/18	515	516
Lloyds Bank plc	2.350%	9/5/19	1,110	1,100
6 Macquarie Bank Ltd.	2.000%	8/15/16	985	998
6 Macquarie Bank Ltd.	2.600%	6/24/19	590	592
Manufacturers & Traders Trust Co.	1.250%	1/30/17	250	250
Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	1,059
Manufacturers & Traders Trust Co.	1.450%	3/7/18	605	597
Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	973
Manufacturers & Traders Trust Co.	2.250%	7/25/19	1,460	1,453
5 Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	256
Mellon Funding Corp.	5.000%	12/1/14	165	166
Morgan Stanley	6.000%	4/28/15	665	685
Morgan Stanley	4.000%	7/24/15	400	411
Morgan Stanley	5.375%	10/15/15	610	639
Morgan Stanley	3.450%	11/2/15	250	257
Morgan Stanley	3.800%	4/29/16	925	964
Morgan Stanley	5.750%	10/18/16	1,690	1,839
Morgan Stanley	5.450%	1/9/17	640	695
Morgan Stanley	5.550%	4/27/17	455	499
Morgan Stanley	6.250%	8/28/17	335	377
Morgan Stanley	5.950%	12/28/17	1,179	1,320
Morgan Stanley	6.625%	4/1/18	650	744
Morgan Stanley	2.125%	4/25/18	280	280
Morgan Stanley	2.500%	1/24/19	1,100	1,100
Morgan Stanley	2.375%	7/23/19	1,090	1,072
MUFG Union Bank NA	5.950%	5/11/16	1,360	1,459
MUFG Union Bank NA	3.000%	6/6/16	1,410	1,458
MUFG Union Bank NA	1.500%	9/26/16	954	963
MUFG Union Bank NA	2.125%	6/16/17	610	620
MUFG Union Bank NA	2.625%	9/26/18	805	819
MUFG Union Bank NA	2.250%	5/6/19	580	576
National Australia Bank Ltd.	2.000%	3/9/15	35	35
National Australia Bank Ltd.	1.600%	8/7/15	250	253
National Australia Bank Ltd.	1.300%	7/25/16	1,400	1,410
National Australia Bank Ltd.	2.750%	3/9/17	530	549
National Australia Bank Ltd.	2.300%	7/25/18	500	507
National City Bank	5.250%	12/15/16	250	271
National City Bank	5.800%	6/7/17	375	416
National City Corp.	6.875%	5/15/19	190	226
PNC Bank NA	0.800%	1/28/16	655	656
PNC Bank NA	5.250%	1/15/17	665	722
PNC Bank NA	1.125%	1/27/17	1,100	1,097
PNC Bank NA	4.875%	9/21/17	365	399
PNC Bank NA	1.500%	10/18/17	1,200	1,198
PNC Bank NA	6.000%	12/7/17	115	130
PNC Bank NA	6.875%	4/1/18	100	116
PNC Bank NA	2.200%	1/28/19	875	876
PNC Bank NA	2.400%	10/18/19	600	597
PNC Funding Corp.	3.625%	2/8/15	115	116
PNC Funding Corp.	4.250%	9/21/15	615	637
PNC Funding Corp.	5.625%	2/1/17	105	115
PNC Funding Corp.	5.125%	2/8/20	180	203
Regions Bank	7.500%	5/15/18	845	985
Regions Financial Corp.	2.000%	5/15/18	650	642
Royal Bank of Canada	2.875%	4/19/16	1,700	1,756
Royal Bank of Canada	2.300%	7/20/16	1,065	1,094
Royal Bank of Canada	1.500%	1/16/18	95	95

Royal Bank of Canada	2.200%	7/27/18	600	608
Royal Bank of Scotland Group plc	4.700%	7/3/18	40	42
Royal Bank of Scotland Group plc	6.400%	10/21/19	445	517
Royal Bank of Scotland NV	4.650%	6/4/18	200	208
Royal Bank of Scotland plc	4.875%	3/16/15	620	632
Royal Bank of Scotland plc	3.950%	9/21/15	501	516
Royal Bank of Scotland plc	4.375%	3/16/16	578	606
Royal Bank of Scotland plc	5.625%	8/24/20	350	395
Santander Bank NA	8.750%	5/30/18	795	959
Societe Generale SA	2.750%	10/12/17	1,040	1,067
Societe Generale SA	2.625%	10/1/18	320	325
State Street Bank & Trust Co.	5.300%	1/15/16	190	201
State Street Corp.	5.375%	4/30/17	480	529
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	498
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	355	354
4 SunTrust Bank	0.535%	4/1/15	145	145
SunTrust Banks Inc.	3.500%	1/20/17	295	309
SunTrust Banks Inc.	6.000%	9/11/17	205	230
Svenska Handelsbanken AB	2.500%	1/25/19	1,410	1,436
Svenska Handelsbanken AB	2.250%	6/17/19	1,200	1,196
Synchrony Financial	3.000%	8/15/19	2,075	2,080
Synchrony Financial	3.750%	8/15/21	240	242
Toronto-Dominion Bank	2.500%	7/14/16	509	525
Toronto-Dominion Bank	1.400%	4/30/18	95	94
Toronto-Dominion Bank	2.125%	7/2/19	1,475	1,467
UBS AG	5.875%	12/20/17	1,065	1,199
UBS AG	5.750%	4/25/18	1,712	1,931
UBS AG	2.375%	8/14/19	1,100	1,090
US Bancorp	1.650%	5/15/17	310	313
US Bancorp	2.200%	4/25/19	220	220
US Bank NA	1.100%	1/30/17	500	499
US Bank NA	1.375%	9/11/17	1,675	1,673
5 US Bank NA	3.778%	4/29/20	820	834
Wachovia Bank NA	4.875%	2/1/15	134	136
Wachovia Bank NA	5.000%	8/15/15	250	260
Wachovia Bank NA	5.600%	3/15/16	405	433
Wachovia Bank NA	6.000%	11/15/17	1,413	1,595
Wachovia Corp.	5.625%	10/15/16	920	1,002
Wachovia Corp.	5.750%	6/15/17	290	323
Wachovia Corp.	5.750%	2/1/18	1,036	1,168
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	517	—
Wells Fargo & Co.	3.676%	6/15/16	1,230	1,287
Wells Fargo & Co.	1.150%	6/2/17	190	189
Wells Fargo & Co.	1.400%	9/8/17	660	657
Wells Fargo & Co.	5.625%	12/11/17	480	537
Wells Fargo & Co.	1.500%	1/16/18	300	297
Wells Fargo & Co.	2.150%	1/15/19	149	149
Wells Fargo & Co.	2.125%	4/22/19	560	555
5 Wells Fargo & Co.	5.900%	12/29/49	170	172
Wells Fargo Bank NA	4.750%	2/9/15	285	289
Westpac Banking Corp.	1.125%	9/25/15	650	654
Westpac Banking Corp.	3.000%	12/9/15	850	875
Westpac Banking Corp.	0.950%	1/12/16	500	502
Westpac Banking Corp.	1.050%	11/25/16	765	766
Westpac Banking Corp.	1.200%	5/19/17	500	499
Westpac Banking Corp.	2.000%	8/14/17	1,225	1,243

Westpac Banking Corp.	1.600%	1/12/18	1,025	1,019
Westpac Banking Corp.	2.250%	7/30/18	500	505
Westpac Banking Corp.	2.250%	1/17/19	1,070	1,076
Westpac Banking Corp.	4.875%	11/19/19	330	367
Zions Bancorporation	5.500%	11/16/15	19	20

Brokerage (0.5%)
Ameriprise Financial Inc.	5.650%	11/15/15	71	75
5 Ameriprise Financial Inc.	7.518%	6/1/66	155	169
Charles Schwab Corp.	6.375%	9/1/17	140	159
Franklin Resources Inc.	1.375%	9/15/17	380	379
Jefferies Group LLC	5.125%	4/13/18	365	398
Legg Mason Inc.	2.700%	7/15/19	140	140
9 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
Nomura Holdings Inc.	4.125%	1/19/16	560	581
Nomura Holdings Inc.	2.000%	9/13/16	1,615	1,631
Nomura Holdings Inc.	2.750%	3/19/19	1,550	1,556
NYSE Euronext	2.000%	10/5/17	980	992

Finance Companies (1.6%)
Air Lease Corp.	5.625%	4/1/17	1,600	1,726
Air Lease Corp.	3.375%	1/15/19	845	856
CIT Group Inc.	3.875%	2/19/19	860	843
General Electric Capital Corp.	3.750%	11/14/14	465	467
General Electric Capital Corp.	2.150%	1/9/15	90	90
General Electric Capital Corp.	3.500%	6/29/15	480	491
General Electric Capital Corp.	1.625%	7/2/15	605	611
General Electric Capital Corp.	4.375%	9/21/15	260	270
General Electric Capital Corp.	2.250%	11/9/15	485	494
General Electric Capital Corp.	1.000%	12/11/15	170	171
General Electric Capital Corp.	5.000%	1/8/16	595	627
General Electric Capital Corp.	2.950%	5/9/16	970	1,004
General Electric Capital Corp.	1.500%	7/12/16	930	942
General Electric Capital Corp.	3.350%	10/17/16	1,115	1,169
General Electric Capital Corp.	2.900%	1/9/17	795	826
General Electric Capital Corp.	5.400%	2/15/17	700	766
General Electric Capital Corp.	2.450%	3/15/17	1,460	1,503
General Electric Capital Corp.	5.625%	9/15/17	1,610	1,799
General Electric Capital Corp.	5.625%	5/1/18	883	996
5 General Electric Capital Corp.	6.375%	11/15/67	165	178
HSBC Finance Corp.	5.250%	4/15/15	475	487
HSBC Finance Corp.	5.000%	6/30/15	1,104	1,140
HSBC Finance Corp.	5.500%	1/19/16	1,507	1,595
4 HSBC Finance Corp.	0.664%	6/1/16	425	425

Insurance (1.8%)
Aflac Inc.	8.500%	5/15/19	235	297
Alleghany Corp.	5.625%	9/15/20	210	234
Allied World Assurance Co. Ltd.	7.500%	8/1/16	735	815
Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	56
American Financial Group Inc.	9.875%	6/15/19	115	148
American International Group Inc.	2.375%	8/24/15	250	254
American International Group Inc.	5.050%	10/1/15	85	89
American International Group Inc.	5.600%	10/18/16	300	327
American International Group Inc.	5.450%	5/18/17	490	540
American International Group Inc.	5.850%	1/16/18	1,165	1,310
American International Group Inc.	8.250%	8/15/18	3,295	4,012

American International Group Inc.	2.300%	7/16/19	600	597
Assurant Inc.	2.500%	3/15/18	700	703
Axis Specialty Finance LLC	5.875%	6/1/20	300	341
AXIS Specialty Finance plc	2.650%	4/1/19	350	352
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	674
Berkshire Hathaway Inc.	3.200%	2/11/15	215	217
Berkshire Hathaway Inc.	2.200%	8/15/16	125	129
Berkshire Hathaway Inc.	2.100%	8/14/19	480	478
CNA Financial Corp.	5.850%	12/15/14	270	273
CNA Financial Corp.	6.500%	8/15/16	505	555
CNA Financial Corp.	7.350%	11/15/19	100	121
Genworth Holdings Inc.	6.515%	5/22/18	425	483
Genworth Holdings Inc.	7.700%	6/15/20	74	89
Hartford Financial Services Group Inc.	4.000%	3/30/15	200	204
Hartford Financial Services Group Inc.	4.000%	10/15/17	126	135
Manulife Financial Corp.	3.400%	9/17/15	380	390
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	127
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	500	645
6 MassMutual Global Funding II	3.125%	4/14/16	305	316
6 MassMutual Global Funding II	2.000%	4/5/17	200	203
6 MassMutual Global Funding II	2.100%	8/2/18	300	302
6 MassMutual Global Funding II	2.500%	10/17/22	365	351
MetLife Inc.	6.750%	6/1/16	990	1,086
MetLife Inc.	1.756%	12/15/17	300	302
MetLife Inc.	6.817%	8/15/18	315	370
MetLife Inc.	7.717%	2/15/19	220	269
6 Metropolitan Life Global Funding I	1.500%	1/10/18	650	645
6 Metropolitan Life Global Funding I	2.300%	4/10/19	275	275
PartnerRe Finance A LLC	6.875%	6/1/18	520	597
Principal Financial Group Inc.	1.850%	11/15/17	400	400
6 Principal Life Global Funding I	5.050%	3/15/15	250	255
6 Principal Life Global Funding II	2.250%	10/15/18	275	276
5 Progressive Corp.	6.700%	6/15/67	215	236
Prudential Financial Inc.	3.000%	5/12/16	275	284
Prudential Financial Inc.	2.350%	8/15/19	260	259
Reinsurance Group of America Inc.	5.625%	3/15/17	275	299
Reinsurance Group of America Inc.	6.450%	11/15/19	360	422
Transatlantic Holdings Inc.	5.750%	12/14/15	780	825
Travelers Cos. Inc.	5.800%	5/15/18	55	62
Travelers Cos. Inc.	5.900%	6/2/19	70	81
Travelers Cos. Inc.	3.900%	11/1/20	105	112
6 UnumProvident Finance Co. plc	6.850%	11/15/15	207	219

Real Estate Investment Trusts (1.4%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	355	351
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	2,740	2,740
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	505	501
BioMed Realty LP	3.850%	4/15/16	385	400
Boston Properties LP	3.700%	11/15/18	100	106
Boston Properties LP	5.875%	10/15/19	500	575
Brandywine Operating Partnership LP	5.700%	5/1/17	305	333
Brandywine Operating Partnership LP	4.950%	4/15/18	475	512
DDR Corp.	4.750%	4/15/18	490	529
Digital Realty Trust LP	4.500%	7/15/15	198	202
Duke Realty LP	7.375%	2/15/15	125	128

Duke Realty LP	5.950%	2/15/17	237	260
Duke Realty LP	6.500%	1/15/18	80	91
Duke Realty LP	6.750%	3/15/20	125	147
6 Goodman Funding Pty Ltd.	6.375%	11/12/20	450	522
HCP Inc.	3.750%	2/1/16	790	820
HCP Inc.	6.700%	1/30/18	235	270
HCP Inc.	5.375%	2/1/21	450	502
Health Care REIT Inc.	3.625%	3/15/16	107	111
Health Care REIT Inc.	4.700%	9/15/17	365	396
Health Care REIT Inc.	2.250%	3/15/18	125	126
Health Care REIT Inc.	4.125%	4/1/19	852	907
Healthcare Realty Trust Inc.	6.500%	1/17/17	320	355
Highwoods Realty LP	5.850%	3/15/17	105	115
Kilroy Realty LP	4.800%	7/15/18	435	470
Liberty Property LP	4.750%	10/1/20	35	38
ProLogis LP	4.500%	8/15/17	200	215
Realty Income Corp.	2.000%	1/31/18	130	130
Realty Income Corp.	6.750%	8/15/19	145	171
Regency Centers LP	5.875%	6/15/17	325	360
Senior Housing Properties Trust	4.300%	1/15/16	340	350
Senior Housing Properties Trust	3.250%	5/1/19	850	856
Simon Property Group LP	2.800%	1/30/17	547	566
Simon Property Group LP	2.150%	9/15/17	40	41
6 Simon Property Group LP	1.500%	2/1/18	150	149
Simon Property Group LP	6.125%	5/30/18	360	413
Simon Property Group LP	2.200%	2/1/19	625	627
Simon Property Group LP	10.350%	4/1/19	250	331
Simon Property Group LP	5.650%	2/1/20	36	41
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	560
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	710	712
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	710	714
				321,457
Industrial (28.3%)
Basic Industry (2.3%)
Air Products & Chemicals Inc.	2.000%	8/2/16	265	270
Air Products & Chemicals Inc.	1.200%	10/15/17	275	273
Airgas Inc.	1.650%	2/15/18	415	410
Barrick Gold Corp.	6.950%	4/1/19	812	943
Barrick North America Finance LLC	6.800%	9/15/18	420	487
Barrick North America Finance LLC	4.400%	5/30/21	235	240
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	215	235
8 BHP Billiton Finance Ltd.	6.375%	4/4/16	325	448
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	86	88
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,737
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	768	845
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	335	336
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	878	1,038
CF Industries Inc.	6.875%	5/1/18	935	1,079
Eastman Chemical Co.	2.400%	6/1/17	518	528
EI du Pont de Nemours & Co.	6.000%	7/15/18	658	754
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	255	256
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	585	587
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	580	576
6 Glencore Funding LLC	2.500%	1/15/19	230	225
Goldcorp Inc.	2.125%	3/15/18	360	361

LyondellBasell Industries NV	5.000%	4/15/19	1,050	1,154
Monsanto Co.	5.125%	4/15/18	535	591
Monsanto Co.	1.850%	11/15/18	75	75
Monsanto Co.	2.125%	7/15/19	835	830
Nucor Corp.	5.750%	12/1/17	209	235
Nucor Corp.	5.850%	6/1/18	595	675
Plains Exploration & Production Co.	6.125%	6/15/19	542	595
Plains Exploration & Production Co.	6.500%	11/15/20	431	472
Plains Exploration & Production Co.	6.625%	5/1/21	57	62
Plains Exploration & Production Co.	6.750%	2/1/22	162	180
Plains Exploration & Production Co.	6.875%	2/15/23	276	313
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	538	566
PPG Industries Inc.	1.900%	1/15/16	245	248
PPG Industries Inc.	6.650%	3/15/18	100	115
Praxair Inc.	4.500%	8/15/19	440	485
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	520	533
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	710	822
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	470	602
Rio Tinto Finance USA plc	1.375%	6/17/16	915	921
Rio Tinto Finance USA plc	2.000%	3/22/17	1,000	1,015
Rio Tinto Finance USA plc	1.625%	8/21/17	1,285	1,290
Rio Tinto Finance USA plc	2.250%	12/14/18	1,300	1,310
6 Smurfit Kappa Acquisitions	4.875%	9/15/18	90	92
Teck Resources Ltd.	3.150%	1/15/17	295	304
Teck Resources Ltd.	3.850%	8/15/17	205	216
Teck Resources Ltd.	2.500%	2/1/18	270	271
Teck Resources Ltd.	3.000%	3/1/19	55	55
Vale Canada Ltd.	5.700%	10/15/15	345	362
Vale Overseas Ltd.	6.250%	1/11/16	579	616
Vale Overseas Ltd.	6.250%	1/23/17	739	813
Vale Overseas Ltd.	5.625%	9/15/19	103	116
6 Xstrata Finance Canada Ltd.	2.050%	10/23/15	720	728
6 Xstrata Finance Canada Ltd.	3.600%	1/15/17	470	489

Capital Goods (3.4%)
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	359
8 Alstom SA	3.000%	7/8/19	300	412
Boeing Capital Corp.	2.125%	8/15/16	520	533
Boeing Capital Corp.	2.900%	8/15/18	475	494
Boeing Capital Corp.	4.700%	10/27/19	250	279
Boeing Co.	3.500%	2/15/15	790	799
Boeing Co.	0.950%	5/15/18	765	743
Boeing Co.	6.000%	3/15/19	250	291
6 Bombardier Inc.	4.250%	1/15/16	230	234
6 Bombardier Inc.	4.750%	4/15/19	400	401
6 Bombardier Inc.	6.000%	10/15/22	310	308
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	132
Caterpillar Financial Services Corp.	1.100%	5/29/15	240	241
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	254
Caterpillar Financial Services Corp.	2.650%	4/1/16	125	129
Caterpillar Financial Services Corp.	1.000%	3/3/17	340	339
Caterpillar Financial Services Corp.	1.625%	6/1/17	115	116
Caterpillar Financial Services Corp.	1.250%	11/6/17	275	274
Caterpillar Financial Services Corp.	5.450%	4/15/18	130	146
Caterpillar Financial Services Corp.	7.050%	10/1/18	125	149
Caterpillar Financial Services Corp.	7.150%	2/15/19	420	506
Caterpillar Inc.	1.500%	6/26/17	250	251

Caterpillar Inc.	7.900%	12/15/18	545	673
CNH Industrial Capital LLC	3.250%	2/1/17	640	630
Crane Co.	2.750%	12/15/18	385	392
CRH America Inc.	4.125%	1/15/16	950	986
CRH America Inc.	6.000%	9/30/16	520	569
CRH America Inc.	8.125%	7/15/18	475	574
Danaher Corp.	2.300%	6/23/16	782	803
Danaher Corp.	5.400%	3/1/19	395	450
Danaher Corp.	3.900%	6/23/21	525	564
8 Dover Corp.	2.125%	12/1/20	240	322
6 Embraer Overseas Ltd.	5.696%	9/16/23	263	281
Emerson Electric Co.	4.125%	4/15/15	230	235
Emerson Electric Co.	5.375%	10/15/17	240	267
Emerson Electric Co.	5.250%	10/15/18	120	135
Emerson Electric Co.	5.000%	4/15/19	80	90
Emerson Electric Co.	4.875%	10/15/19	210	234
General Dynamics Corp.	1.375%	1/15/15	250	251
General Dynamics Corp.	1.000%	11/15/17	1,765	1,746
General Electric Co.	0.850%	10/9/15	370	371
General Electric Co.	5.250%	12/6/17	2,855	3,171
Harsco Corp.	2.700%	10/15/15	312	312
Honeywell International Inc.	5.300%	3/1/18	348	388
Honeywell International Inc.	5.000%	2/15/19	795	890
Honeywell International Inc.	4.250%	3/1/21	30	33
Huntington Ingalls Industries Inc.	6.875%	3/15/18	330	344
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	440	450
John Deere Capital Corp.	2.950%	3/9/15	400	405
John Deere Capital Corp.	0.875%	4/17/15	125	125
John Deere Capital Corp.	0.950%	6/29/15	425	427
John Deere Capital Corp.	2.250%	6/7/16	650	666
John Deere Capital Corp.	1.850%	9/15/16	960	979
John Deere Capital Corp.	1.050%	10/11/16	600	602
John Deere Capital Corp.	1.050%	12/15/16	310	311
John Deere Capital Corp.	2.000%	1/13/17	320	327
John Deere Capital Corp.	1.400%	3/15/17	510	514
John Deere Capital Corp.	2.800%	9/18/17	160	167
John Deere Capital Corp.	1.200%	10/10/17	810	808
John Deere Capital Corp.	1.300%	3/12/18	755	745
John Deere Capital Corp.	5.350%	4/3/18	365	409
John Deere Capital Corp.	5.750%	9/10/18	120	137
John Deere Capital Corp.	1.950%	12/13/18	1,155	1,152
John Deere Capital Corp.	1.950%	3/4/19	100	100
John Deere Capital Corp.	2.300%	9/16/19	305	305
L-3 Communications Corp.	3.950%	11/15/16	405	426
L-3 Communications Corp.	1.500%	5/28/17	235	233
Lockheed Martin Corp.	4.250%	11/15/19	1,027	1,122
Lockheed Martin Corp.	3.350%	9/15/21	455	471
Mohawk Industries Inc.	6.125%	1/15/16	697	742
Precision Castparts Corp.	0.700%	12/20/15	460	461
Precision Castparts Corp.	1.250%	1/15/18	1,465	1,447
Raytheon Co.	6.750%	3/15/18	185	214
Raytheon Co.	6.400%	12/15/18	135	158
Republic Services Inc.	3.800%	5/15/18	140	149
Republic Services Inc.	5.500%	9/15/19	120	137
Rockwell Automation Inc.	5.650%	12/1/17	115	128
Roper Industries Inc.	1.850%	11/15/17	520	523
Roper Industries Inc.	2.050%	10/1/18	235	233

8	Schneider Electric SE	3.750%	7/12/18	200	282
6	Schneider Electric SE	2.950%	9/27/22	520	512
	United Rentals North America Inc.	5.750%	7/15/18	585	610
	United Technologies Corp.	4.875%	5/1/15	100	103
	United Technologies Corp.	1.800%	6/1/17	1,800	1,827
	United Technologies Corp.	5.375%	12/15/17	691	773
	United Technologies Corp.	6.125%	2/1/19	580	675
	United Technologies Corp.	4.500%	4/15/20	70	77
	Waste Management Inc.	2.600%	9/1/16	230	237
	Waste Management Inc.	6.100%	3/15/18	275	314

	Communication (5.6%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	207
	21st Century Fox America Inc.	6.900%	3/1/19	160	190
	America Movil SAB de CV	5.750%	1/15/15	285	289
	America Movil SAB de CV	3.625%	3/30/15	550	557
	America Movil SAB de CV	2.375%	9/8/16	2,565	2,623
	America Movil SAB de CV	5.625%	11/15/17	555	618
8	America Movil SAB de CV	1.000%	6/4/18	700	895
	America Movil SAB de CV	5.000%	10/16/19	300	333
	America Movil SAB de CV	5.000%	3/30/20	275	302
	American Tower Corp.	4.500%	1/15/18	710	757
	American Tower Corp.	3.400%	2/15/19	1,230	1,257
	American Tower Corp.	3.450%	9/15/21	1,060	1,042
	AT&T Inc.	2.500%	8/15/15	653	664
	AT&T Inc.	0.900%	2/12/16	400	400
	AT&T Inc.	2.950%	5/15/16	1,850	1,910
	AT&T Inc.	2.400%	8/15/16	1,735	1,776
	AT&T Inc.	1.600%	2/15/17	470	474
10	AT&T Inc.	5.875%	4/28/17	700	1,247
	AT&T Inc.	1.700%	6/1/17	800	807
	AT&T Inc.	1.400%	12/1/17	600	597
	AT&T Inc.	5.500%	2/1/18	2,109	2,359
	AT&T Inc.	5.600%	5/15/18	175	197
	AT&T Inc.	2.375%	11/27/18	1,365	1,378
	AT&T Inc.	5.800%	2/15/19	780	894
	AT&T Inc.	2.300%	3/11/19	550	551
6	British Sky Broadcasting Group plc	2.625%	9/16/19	300	300
	British Telecommunications plc	1.250%	2/14/17	345	344
	British Telecommunications plc	2.350%	2/14/19	465	466
6	BSKYB Finance UK plc	5.625%	10/15/15	125	131
	CBS Corp.	1.950%	7/1/17	550	557
	CBS Corp.	4.625%	5/15/18	60	65
	CBS Corp.	2.300%	8/15/19	720	710
	Comcast Cable Communications LLC	8.875%	5/1/17	375	446
	Comcast Corp.	5.850%	11/15/15	425	450
	Comcast Corp.	5.900%	3/15/16	485	521
	Comcast Corp.	6.500%	1/15/17	750	840
	Comcast Corp.	6.300%	11/15/17	270	308
	Comcast Corp.	5.875%	2/15/18	410	465
	Comcast Corp.	5.700%	5/15/18	1,360	1,545
	Comcast Corp.	5.700%	7/1/19	1,275	1,473
	Comcast Corp.	5.150%	3/1/20	25	28
	COX Communications Inc.	5.450%	12/15/14	126	127
6	Deutsche Telekom International Finance BV	3.125%	4/11/16	910	940
6	Deutsche Telekom International Finance BV	2.250%	3/6/17	200	204
	Deutsche Telekom International Finance BV	6.750%	8/20/18	275	321

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	440	453
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	1,810	1,873
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	2,075	2,122
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	1,135	1,128
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	70	80
Embarq Corp.	7.082%	6/1/16	450	489
Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	78
6 KT Corp.	1.750%	4/22/17	815	813
Moody's Corp.	2.750%	7/15/19	1,010	1,015
NBCUniversal Media LLC	2.875%	4/1/16	595	614
NBCUniversal Media LLC	5.150%	4/30/20	610	692
Omnicom Group Inc.	5.900%	4/15/16	850	914
Omnicom Group Inc.	4.450%	8/15/20	410	441
Orange SA	2.750%	9/14/16	540	556
Orange SA	2.750%	2/6/19	720	730
Qwest Corp.	7.500%	10/1/14	225	225
Qwest Corp.	6.500%	6/1/17	185	205
Rogers Communications Inc.	6.800%	8/15/18	813	955
6 SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,287
TCI Communications Inc.	8.750%	8/1/15	240	256
Telecom Italia Capital SA	5.250%	10/1/15	100	104
Telecom Italia Capital SA	6.999%	6/4/18	345	388
Telecom Italia Capital SA	7.175%	6/18/19	385	434
Telefonica Emisiones SAU	3.992%	2/16/16	1,105	1,147
Telefonica Emisiones SAU	6.421%	6/20/16	305	331
Telefonica Emisiones SAU	6.221%	7/3/17	630	702
Telefonica Emisiones SAU	3.192%	4/27/18	1,840	1,896
Telefonica Emisiones SAU	5.877%	7/15/19	275	313
Telefonica Emisiones SAU	5.134%	4/27/20	400	438
Telefonos de Mexico SAB de CV	5.500%	1/27/15	225	228
Thomson Reuters Corp.	0.875%	5/23/16	400	399
Thomson Reuters Corp.	1.300%	2/23/17	520	519
Thomson Reuters Corp.	6.500%	7/15/18	375	432
Thomson Reuters Corp.	4.700%	10/15/19	480	528
Time Warner Cable Inc.	3.500%	2/1/15	65	66
Time Warner Cable Inc.	5.850%	5/1/17	1,100	1,219
Time Warner Cable Inc.	6.750%	7/1/18	1,955	2,273
Time Warner Cable Inc.	8.750%	2/14/19	895	1,127
Time Warner Cable Inc.	8.250%	4/1/19	705	876
Time Warner Cable Inc.	5.000%	2/1/20	200	222
Verizon Communications Inc.	2.000%	11/1/16	750	762
Verizon Communications Inc.	1.350%	6/9/17	925	920
Verizon Communications Inc.	2.550%	6/17/19	230	231
6 Verizon Communications Inc.	2.625%	2/21/20	3,120	3,081
Verizon Communications Inc.	4.500%	9/15/20	750	809
Viacom Inc.	6.250%	4/30/16	310	335
Viacom Inc.	2.500%	12/15/16	120	123
Viacom Inc.	6.125%	10/5/17	255	288
Viacom Inc.	2.500%	9/1/18	736	746
Viacom Inc.	2.200%	4/1/19	550	546
Viacom Inc.	5.625%	9/15/19	75	85

Vodafone Group plc	1.250%	9/26/17	280	276

Consumer Cyclical (3.7%)
American Honda Finance Corp.	1.125%	10/7/16	470	471
American Honda Finance Corp.	2.125%	10/10/18	460	463
American Honda Finance Corp.	2.250%	8/15/19	1,000	996
AutoZone Inc.	5.750%	1/15/15	280	284
AutoZone Inc.	5.500%	11/15/15	155	163
AutoZone Inc.	7.125%	8/1/18	845	994
Brinker International Inc.	2.600%	5/15/18	630	629
CVS Health Corp.	2.250%	12/5/18	600	602
6 Daimler Finance North America LLC	2.950%	1/11/17	405	420
6 Daimler Finance North America LLC	1.125%	3/10/17	655	652
6 Daimler Finance North America LLC	2.400%	4/10/17	260	266
6 Daimler Finance North America LLC	1.375%	8/1/17	475	473
6 Daimler Finance North America LLC	1.875%	1/11/18	280	281
6 Daimler Finance North America LLC	2.375%	8/1/18	700	709
6 Daimler Finance North America LLC	2.250%	9/3/19	355	352
Dollar General Corp.	4.125%	7/15/17	305	318
Dollar General Corp.	1.875%	4/15/18	235	226
eBay Inc.	2.200%	8/1/19	480	475
6 Experian Finance plc	2.375%	6/15/17	905	919
Ford Motor Credit Co. LLC	7.000%	4/15/15	1,286	1,330
Ford Motor Credit Co. LLC	2.500%	1/15/16	420	428
Ford Motor Credit Co. LLC	4.207%	4/15/16	819	856
Ford Motor Credit Co. LLC	3.984%	6/15/16	750	782
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,375	1,564
Ford Motor Credit Co. LLC	4.250%	2/3/17	245	260
Ford Motor Credit Co. LLC	3.000%	6/12/17	625	645
Ford Motor Credit Co. LLC	6.625%	8/15/17	1,395	1,577
Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,874
Ford Motor Credit Co. LLC	2.375%	3/12/19	465	461
General Motors Co.	3.500%	10/2/18	585	594
General Motors Financial Co. Inc.	2.625%	7/10/17	475	476
General Motors Financial Co. Inc.	4.750%	8/15/17	25	26
General Motors Financial Co. Inc.	3.250%	5/15/18	500	505
General Motors Financial Co. Inc.	3.500%	7/10/19	145	146
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	510	513
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	357	373
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	427
6 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	235
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	610	616
6 Harley-Davidson Funding Corp.	6.800%	6/15/18	45	52
Home Depot Inc.	2.000%	6/15/19	475	472
6 Hyundai Capital America	3.750%	4/6/16	320	332
6 Hyundai Capital America	4.000%	6/8/17	393	415
6 Hyundai Capital America	2.550%	2/6/19	465	468
6 Hyundai Capital Services Inc.	6.000%	5/5/15	100	103
6 Hyundai Capital Services Inc.	4.375%	7/27/16	330	348
6 Kia Motors Corp.	3.625%	6/14/16	651	676
Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,025
Lowe's Cos. Inc.	6.100%	9/15/17	300	340
Lowe's Cos. Inc.	4.625%	4/15/20	225	250
Macy's Retail Holdings Inc.	5.900%	12/1/16	817	898
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,060	1,221
Marriott International Inc.	6.375%	6/15/17	180	202
Marriott International Inc.	3.000%	3/1/19	240	246

MasterCard Inc.	2.000%	4/1/19	300	298
Nordstrom Inc.	6.250%	1/15/18	544	620
PACCAR Financial Corp.	0.750%	8/14/15	320	321
PACCAR Financial Corp.	1.600%	3/15/17	160	162
PACCAR Financial Corp.	2.200%	9/15/19	450	451
QVC Inc.	3.125%	4/1/19	230	231
Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	150
Staples Inc.	2.750%	1/12/18	200	202
Starbucks Corp.	2.000%	12/5/18	450	453
Target Corp.	2.300%	6/26/19	670	670
TJX Cos. Inc.	6.950%	4/15/19	325	390
TJX Cos. Inc.	2.750%	6/15/21	480	477
Toll Brothers Finance Corp.	5.150%	5/15/15	370	377
Toyota Motor Credit Corp.	2.000%	9/15/16	171	175
Toyota Motor Credit Corp.	2.050%	1/12/17	610	624
Toyota Motor Credit Corp.	1.750%	5/22/17	890	901
Toyota Motor Credit Corp.	2.000%	10/24/18	490	491
Toyota Motor Credit Corp.	2.100%	1/17/19	470	471
Toyota Motor Credit Corp.	2.125%	7/18/19	960	957
VF Corp.	5.950%	11/1/17	140	159
6 Volkswagen Group of America Finance LLC	2.125%	5/23/19	200	198
6 Volkswagen International Finance NV	2.375%	3/22/17	380	390
6 Volkswagen International Finance NV	2.125%	11/20/18	460	461
Wal-Mart Stores Inc.	0.600%	4/11/16	445	445
Wal-Mart Stores Inc.	2.800%	4/15/16	480	497
Wal-Mart Stores Inc.	5.375%	4/5/17	489	539
Wal-Mart Stores Inc.	5.800%	2/15/18	70	80
Wal-Mart Stores Inc.	1.125%	4/11/18	560	553
Wal-Mart Stores Inc.	1.950%	12/15/18	450	452
Wal-Mart Stores Inc.	3.625%	7/8/20	480	510
Wal-Mart Stores Inc.	3.250%	10/25/20	457	476
Wal-Mart Stores Inc.	4.250%	4/15/21	115	126
Walgreen Co.	1.800%	9/15/17	570	572
Walgreen Co.	5.250%	1/15/19	265	295
6 Wesfarmers Ltd.	2.983%	5/18/16	910	939
6 Wesfarmers Ltd.	1.874%	3/20/18	425	422
Wyndham Worldwide Corp.	2.950%	3/1/17	200	205
Wyndham Worldwide Corp.	2.500%	3/1/18	165	166
Yum! Brands Inc.	6.250%	4/15/16	215	231
Yum! Brands Inc.	6.250%	3/15/18	74	84

Consumer Noncyclical (5.8%)
AbbVie Inc.	1.750%	11/6/17	1,065	1,061
6 Actavis Funding SCS	2.450%	6/15/19	235	229
Actavis Inc.	1.875%	10/1/17	657	651
Actavis Inc.	6.125%	8/15/19	235	267
Allergan Inc.	5.750%	4/1/16	647	690
Allergan Inc.	1.350%	3/15/18	200	194
Altria Group Inc.	4.125%	9/11/15	1,153	1,190
Altria Group Inc.	9.700%	11/10/18	380	490
Altria Group Inc.	9.250%	8/6/19	1,219	1,587
Amgen Inc.	2.125%	5/15/17	1,780	1,811
Amgen Inc.	5.850%	6/1/17	843	938
Amgen Inc.	6.150%	6/1/18	112	128
Amgen Inc.	5.700%	2/1/19	185	211
Amgen Inc.	2.200%	5/22/19	1,345	1,329
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	135

Anheuser-Busch Cos. LLC	5.600%	3/1/17	100	110
Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	167
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	800	803
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	365	358
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	915	910
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	296	301
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	490	491
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,365	1,403
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,230	1,229
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	550	665
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	150	169
Avon Products Inc.	4.600%	3/15/20	100	102
Baxter International Inc.	5.375%	6/1/18	255	287
Biogen Idec Inc.	6.875%	3/1/18	120	140
Boston Scientific Corp.	6.250%	11/15/15	270	286
Boston Scientific Corp.	6.400%	6/15/16	370	402
Boston Scientific Corp.	2.650%	10/1/18	540	544
Bottling Group LLC	5.500%	4/1/16	801	859
Brown-Forman Corp.	1.000%	1/15/18	130	127
Cardinal Health Inc.	1.900%	6/15/17	170	172
Cardinal Health Inc.	1.700%	3/15/18	495	491
6 Cargill Inc.	1.900%	3/1/17	355	361
6 Cargill Inc.	6.000%	11/27/17	200	226
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	101
Celgene Corp.	2.300%	8/15/18	220	221
Celgene Corp.	2.250%	5/15/19	350	349
Clorox Co.	5.950%	10/15/17	120	135
Coca-Cola Co.	1.150%	4/1/18	245	241
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	450	454
ConAgra Foods Inc.	1.300%	1/25/16	410	412
ConAgra Foods Inc.	5.819%	6/15/17	74	82
ConAgra Foods Inc.	1.900%	1/25/18	750	746
ConAgra Foods Inc.	2.100%	3/15/18	68	68
ConAgra Foods Inc.	7.000%	4/15/19	101	119
Constellation Brands Inc.	3.750%	5/1/21	120	118
Constellation Brands Inc.	4.250%	5/1/23	120	118
Covidien International Finance SA	1.350%	5/29/15	510	513
Covidien International Finance SA	2.800%	6/15/15	345	350
Covidien International Finance SA	6.000%	10/15/17	1,193	1,348
CR Bard Inc.	1.375%	1/15/18	345	341
Delhaize Group SA	6.500%	6/15/17	330	370
Diageo Capital plc	1.125%	4/29/18	170	166
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	200	205
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	365	425
Edwards Lifesciences Corp.	2.875%	10/15/18	600	608
Express Scripts Holding Co.	2.650%	2/15/17	1,472	1,515
Genentech Inc.	4.750%	7/15/15	420	434
General Mills Inc.	0.875%	1/29/16	325	326
General Mills Inc.	5.700%	2/15/17	219	242
Gilead Sciences Inc.	2.400%	12/1/14	820	823
Gilead Sciences Inc.	3.050%	12/1/16	448	466
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	453
GlaxoSmithKline Capital plc	1.500%	5/8/17	485	488
Ingredion Inc.	1.800%	9/25/17	144	145
Koninklijke Philips NV	5.750%	3/11/18	1,143	1,288
Kraft Foods Group Inc.	2.250%	6/5/17	1,193	1,216
Kraft Foods Group Inc.	6.125%	8/23/18	291	334

	Kroger Co.	1.200%	10/17/16	160	160
	Kroger Co.	2.200%	1/15/17	185	189
	Kroger Co.	6.800%	12/15/18	150	176
	Kroger Co.	2.300%	1/15/19	760	761
	Life Technologies Corp.	4.400%	3/1/15	400	406
	Lorillard Tobacco Co.	3.500%	8/4/16	620	644
	Lorillard Tobacco Co.	8.125%	6/23/19	481	589
	McKesson Corp.	0.950%	12/4/15	600	602
	McKesson Corp.	3.250%	3/1/16	413	427
	McKesson Corp.	5.700%	3/1/17	150	165
	McKesson Corp.	2.284%	3/15/19	750	745
	Medco Health Solutions Inc.	2.750%	9/15/15	230	234
	Medco Health Solutions Inc.	7.125%	3/15/18	805	938
	Merck & Co. Inc.	1.300%	5/18/18	390	385
	Merck Sharp & Dohme Corp.	4.750%	3/1/15	150	153
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	110	124
	Mondelez International Inc.	4.125%	2/9/16	862	899
	Mondelez International Inc.	2.250%	2/1/19	620	615
	Mondelez International Inc.	5.375%	2/10/20	350	398
	Mylan Inc.	1.800%	6/24/16	775	785
	Mylan Inc.	2.600%	6/24/18	1,371	1,385
	Mylan Inc.	2.550%	3/28/19	110	109
	Nabisco Inc.	7.550%	6/15/15	360	378
	Newell Rubbermaid Inc.	2.050%	12/1/17	315	316
	Novartis Securities Investment Ltd.	5.125%	2/10/19	580	653
	PepsiCo Inc.	0.700%	2/26/16	350	351
	PepsiCo Inc.	2.500%	5/10/16	535	550
	PepsiCo Inc.	1.250%	8/13/17	225	224
	PepsiCo Inc.	5.000%	6/1/18	280	311
	PepsiCo Inc.	7.900%	11/1/18	320	393
6	Pernod Ricard SA	2.950%	1/15/17	1,455	1,500
6	Pernod Ricard SA	4.450%	1/15/22	75	79
6	Perrigo Co. plc	1.300%	11/8/16	180	180
6	Perrigo Co. plc	2.300%	11/8/18	355	353
	Pfizer Inc.	5.350%	3/15/15	255	261
	Pfizer Inc.	6.200%	3/15/19	1,490	1,739
	Pfizer Inc.	2.100%	5/15/19	475	475
	Pharmacia Corp.	6.500%	12/1/18	200	237
	Philip Morris International Inc.	2.500%	5/16/16	515	530
	Philip Morris International Inc.	1.125%	8/21/17	125	124
	Philip Morris International Inc.	5.650%	5/16/18	510	576
	Procter & Gamble Co.	4.850%	12/15/15	75	79
	Procter & Gamble Co.	4.700%	2/15/19	610	680
	Quest Diagnostics Inc.	2.700%	4/1/19	465	467
	Reynolds American Inc.	6.750%	6/15/17	271	306
6	Roche Holdings Inc.	6.000%	3/1/19	726	841
6	Roche Holdings Inc.	2.250%	9/30/19	705	702
	Sanofi	1.250%	4/10/18	1,130	1,112
	St. Jude Medical Inc.	2.500%	1/15/16	495	506
	Stryker Corp.	3.000%	1/15/15	170	171
	Stryker Corp.	1.300%	4/1/18	282	277
11	Sysco Corp.	2.350%	10/2/19	800	800
6	Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	970	971
6	Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	1,240	1,245
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	893
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	1,022	1,040

Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	380	371
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	526
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	362
Thermo Fisher Scientific Inc.	1.300%	2/1/17	400	399
Thermo Fisher Scientific Inc.	2.400%	2/1/19	260	260
Tyson Foods Inc.	6.600%	4/1/16	978	1,056
Tyson Foods Inc.	2.650%	8/15/19	840	843
Whirlpool Corp.	6.500%	6/15/16	75	82
Wyeth LLC	5.500%	2/15/16	255	272
Wyeth LLC	5.450%	4/1/17	80	89
Zoetis Inc.	1.150%	2/1/16	400	400
Zoetis Inc.	1.875%	2/1/18	810	804

Energy (3.4%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,330	1,452
Anadarko Petroleum Corp.	6.375%	9/15/17	333	377
BP Capital Markets plc	3.200%	3/11/16	1,990	2,061
BP Capital Markets plc	2.248%	11/1/16	735	754
BP Capital Markets plc	1.846%	5/5/17	725	733
BP Capital Markets plc	1.375%	11/6/17	750	746
BP Capital Markets plc	1.375%	5/10/18	825	809
BP Capital Markets plc	2.241%	9/26/18	705	709
BP Capital Markets plc	4.750%	3/10/19	730	804
BP Capital Markets plc	2.237%	5/10/19	500	496
Canadian Natural Resources Ltd.	4.900%	12/1/14	225	227
Chevron Corp.	1.104%	12/5/17	300	297
Chevron Corp.	1.718%	6/24/18	700	701
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	975	1,039
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	861
DCP Midstream Operating LP	2.700%	4/1/19	125	125
Dominion Gas Holdings LLC	3.550%	11/1/23	300	303
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	276
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	967	997
6 Enable Midstream Partners LP	2.400%	5/15/19	470	465
Enbridge Energy Partners LP	5.350%	12/15/14	60	61
5 Enbridge Energy Partners LP	8.050%	10/1/77	30	34
Energy Transfer Partners LP	5.950%	2/1/15	247	251
Energy Transfer Partners LP	6.125%	2/15/17	515	569
Energy Transfer Partners LP	6.700%	7/1/18	990	1,140
Energy Transfer Partners LP	4.150%	10/1/20	275	286
Ensco plc	3.250%	3/15/16	865	891
Ensco plc	4.700%	3/15/21	320	336
EOG Resources Inc.	5.875%	9/15/17	50	56
EOG Resources Inc.	5.625%	6/1/19	175	200
EOG Resources Inc.	4.400%	6/1/20	400	437
6 GS Caltex Corp.	5.500%	10/15/15	135	141
Kinder Morgan Energy Partners LP	5.625%	2/15/15	220	224
Kinder Morgan Energy Partners LP	3.500%	3/1/16	670	693
Kinder Morgan Energy Partners LP	6.000%	2/1/17	395	434
Kinder Morgan Energy Partners LP	5.950%	2/15/18	230	257
Kinder Morgan Energy Partners LP	2.650%	2/1/19	300	299
Kinder Morgan Energy Partners LP	3.500%	3/1/21	160	158
Marathon Oil Corp.	0.900%	11/1/15	1,280	1,281
Marathon Oil Corp.	5.900%	3/15/18	315	356
Nabors Industries Inc.	2.350%	9/15/16	400	409
Nabors Industries Inc.	6.150%	2/15/18	460	519
Nisource Finance Corp.	6.400%	3/15/18	306	349

Nisource Finance Corp.	6.800%	1/15/19	168	198
Noble Holding International Ltd.	3.450%	8/1/15	340	347
Noble Holding International Ltd.	3.050%	3/1/16	370	379
Occidental Petroleum Corp.	4.125%	6/1/16	190	200
Occidental Petroleum Corp.	1.750%	2/15/17	2,070	2,095
Occidental Petroleum Corp.	1.500%	2/15/18	990	982
ONEOK Partners LP	3.200%	9/15/18	280	290
ONEOK Partners LP	8.625%	3/1/19	190	237
Petro-Canada	6.050%	5/15/18	115	132
Phillips 66	2.950%	5/1/17	935	971
Pioneer Natural Resources Co.	6.650%	3/15/17	120	134
Pioneer Natural Resources Co.	6.875%	5/1/18	225	260
Pride International Inc.	8.500%	6/15/19	200	248
Pride International Inc.	6.875%	8/15/20	285	335
Shell International Finance BV	5.200%	3/22/17	375	411
Shell International Finance BV	1.125%	8/21/17	100	100
Shell International Finance BV	1.900%	8/10/18	100	100
Shell International Finance BV	2.000%	11/15/18	325	328
Shell International Finance BV	4.300%	9/22/19	250	274
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	270	298
Southwestern Energy Co.	7.500%	2/1/18	300	350
Spectra Energy Partners LP	2.950%	9/25/18	230	237
Suncor Energy Inc.	6.100%	6/1/18	80	91
Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,039
Total Capital International SA	1.500%	2/17/17	615	620
Total Capital International SA	1.550%	6/28/17	485	488
Total Capital International SA	2.125%	1/10/19	980	985
Total Capital International SA	2.100%	6/19/19	400	400
Total Capital SA	2.125%	8/10/18	275	278
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	125	128
Transocean Inc.	4.950%	11/15/15	1,280	1,329
Transocean Inc.	5.050%	12/15/16	2,090	2,228
Transocean Inc.	2.500%	10/15/17	1,555	1,554
Transocean Inc.	6.000%	3/15/18	465	501
Weatherford International LLC	6.350%	6/15/17	360	404
Weatherford International Ltd.	5.500%	2/15/16	240	254
Western Gas Partners LP	2.600%	8/15/18	160	162

Other Industrial (0.1%)
8 G4S International Finance plc	2.625%	12/6/18	263	352
6 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	350	376

Technology (2.6%)
Agilent Technologies Inc.	6.500%	11/1/17	615	703
Agilent Technologies Inc.	5.000%	7/15/20	215	234
Altera Corp.	1.750%	5/15/17	185	186
Altera Corp.	2.500%	11/15/18	1,205	1,214
Amphenol Corp.	4.750%	11/15/14	500	502
Amphenol Corp.	2.550%	1/30/19	200	201
Apple Inc.	1.000%	5/3/18	590	575
Apple Inc.	2.100%	5/6/19	1,985	1,983
Apple Inc.	2.850%	5/6/21	875	875
Applied Materials Inc.	2.650%	6/15/16	200	206
Baidu Inc.	2.250%	11/28/17	385	390
Baidu Inc.	3.250%	8/6/18	825	849
Baidu Inc.	2.750%	6/9/19	425	422
Cisco Systems Inc.	2.125%	3/1/19	690	691

	Computer Sciences Corp.	2.500%	9/15/15	370	376
	Computer Sciences Corp.	6.500%	3/15/18	525	562
	Corning Inc.	1.450%	11/15/17	495	494
	Corning Inc.	6.625%	5/15/19	135	160
	EMC Corp.	1.875%	6/1/18	490	487
	Fidelity National Information Services Inc.	1.450%	6/5/17	235	234
	Fiserv Inc.	3.125%	6/15/16	50	52
	Fiserv Inc.	6.800%	11/20/17	100	114
	Hewlett-Packard Co.	2.350%	3/15/15	185	187
	Hewlett-Packard Co.	2.125%	9/13/15	1,040	1,055
	Hewlett-Packard Co.	2.200%	12/1/15	320	325
	Hewlett-Packard Co.	2.650%	6/1/16	1,520	1,561
	Hewlett-Packard Co.	3.000%	9/15/16	2,000	2,073
	Hewlett-Packard Co.	3.300%	12/9/16	354	369
	Hewlett-Packard Co.	5.400%	3/1/17	360	395
	Hewlett-Packard Co.	2.600%	9/15/17	500	514
	Hewlett-Packard Co.	5.500%	3/1/18	170	190
	Hewlett-Packard Co.	2.750%	1/14/19	1,245	1,263
	Intel Corp.	1.950%	10/1/16	250	255
	Intel Corp.	1.350%	12/15/17	1,447	1,441
	Intel Corp.	3.300%	10/1/21	235	242
	International Business Machines Corp.	0.875%	10/31/14	285	285
	International Business Machines Corp.	1.250%	2/6/17	400	401
	International Business Machines Corp.	5.700%	9/14/17	691	774
	International Business Machines Corp.	1.250%	2/8/18	300	297
	International Business Machines Corp.	7.625%	10/15/18	445	539
	International Business Machines Corp.	1.950%	2/12/19	1,160	1,157
	International Business Machines Corp.	1.625%	5/15/20	190	182
	Microsoft Corp.	0.875%	11/15/17	230	227
	Oracle Corp.	1.200%	10/15/17	695	690
	Oracle Corp.	5.750%	4/15/18	300	340
	Oracle Corp.	2.375%	1/15/19	580	588
	Oracle Corp.	2.250%	10/8/19	1,660	1,652
	Oracle Corp.	2.800%	7/8/21	770	765
	Pitney Bowes Inc.	5.600%	3/15/18	120	132
6	Seagate HDD Cayman	3.750%	11/15/18	330	337
	Tyco Electronics Group SA	2.375%	12/17/18	350	351
	Tyco Electronics Group SA	2.350%	8/1/19	250	250
	Xerox Business Services LLC	5.200%	6/1/15	250	257
	Xerox Corp.	4.250%	2/15/15	435	441
	Xerox Corp.	5.625%	12/15/19	325	367
	Xilinx Inc.	2.125%	3/15/19	500	498

	Transportation (1.4%)
5,6	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	455	457
8	Aeroporti di Roma SPA	3.250%	2/20/21	190	264
	AFC X Ltd.	3.140%	5/31/15	1,180	1,180
5,6	AFC X Ltd.	3.500%	5/31/15	2,600	2,593
5,6	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	766	785
	Canadian National Railway Co.	5.850%	11/15/17	70	79
	Canadian National Railway Co.	5.550%	3/1/19	90	103
	Canadian National Railway Co.	2.850%	12/15/21	250	253
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	289
	Canadian Pacific Railway Co.	7.250%	5/15/19	211	256
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	190	209

5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	159	168
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	45	47
5	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	87	93
5	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	34	36
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	157	180
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	114	129
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	71	75
	CSX Corp.	6.250%	4/1/15	125	129
	CSX Corp.	6.250%	3/15/18	707	811
5,12 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	426	494
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	387	425
5	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	72	77
6	ERAC USA Finance LLC	5.600%	5/1/15	236	243
6	ERAC USA Finance LLC	1.400%	4/15/16	225	227
6	ERAC USA Finance LLC	6.375%	10/15/17	280	319
6	ERAC USA Finance LLC	2.800%	11/1/18	430	440
6	ERAC USA Finance LLC	2.350%	10/15/19	285	284
5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	185	184
	JB Hunt Transport Services Inc.	3.375%	9/15/15	410	420
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	120
4,5,12JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.684%	5/15/18	220	216
	Ryder System Inc.	7.200%	9/1/15	180	191
	Ryder System Inc.	3.600%	3/1/16	670	696
	Ryder System Inc.	5.850%	11/1/16	210	230
	Ryder System Inc.	2.500%	3/1/17	325	334
	Ryder System Inc.	2.450%	11/15/18	150	152
	Ryder System Inc.	2.550%	6/1/19	160	160
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	55	63
5,6	UAL 2009-2B Pass Through Trust	12.000%	7/15/17	94	102
	Union Pacific Corp.	5.750%	11/15/17	225	254
	Union Pacific Corp.	5.700%	8/15/18	710	810
	Union Pacific Corp.	2.250%	2/15/19	385	389
	United Continental Holdings Inc.	6.375%	6/1/18	140	147
	United Parcel Service Inc.	1.125%	10/1/17	180	179
	United Parcel Service Inc.	5.500%	1/15/18	351	394
	United Parcel Service Inc.	5.125%	4/1/19	1,180	1,330
					352,477
Utilities (3.9%)
	Electric (3.7%)
	Ameren Illinois Co.	6.125%	11/15/17	165	188
	Ameren Illinois Co.	6.250%	4/1/18	110	125
	American Electric Power Co. Inc.	1.650%	12/15/17	869	869
	Appalachian Power Co.	5.000%	6/1/17	141	154
	Arizona Public Service Co.	4.650%	5/15/15	150	154

	Arizona Public Service Co.	6.250%	8/1/16	100	110
	Arizona Public Service Co.	8.750%	3/1/19	240	305
	Baltimore Gas & Electric Co.	5.900%	10/1/16	170	186
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	1,070	1,208
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	883
	CenterPoint Energy Inc.	5.950%	2/1/17	510	562
	CenterPoint Energy Inc.	6.500%	5/1/18	170	196
	CMS Energy Corp.	4.250%	9/30/15	280	289
	CMS Energy Corp.	6.550%	7/17/17	70	79
	CMS Energy Corp.	5.050%	2/15/18	1,105	1,217
	Commonwealth Edison Co.	5.950%	8/15/16	640	699
	Commonwealth Edison Co.	1.950%	9/1/16	795	812
	Commonwealth Edison Co.	6.150%	9/15/17	670	758
	Commonwealth Edison Co.	5.800%	3/15/18	880	998
	Commonwealth Edison Co.	2.150%	1/15/19	160	161
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	265	315
	Consumers Energy Co.	5.500%	8/15/16	46	50
	Consumers Energy Co.	5.150%	2/15/17	360	392
	Consumers Energy Co.	5.650%	9/15/18	300	343
	Consumers Energy Co.	6.125%	3/15/19	595	694
	Consumers Energy Co.	6.700%	9/15/19	670	804
	DTE Electric Co.	5.600%	6/15/18	409	464
	Duke Energy Carolinas LLC	5.300%	10/1/15	250	262
	Duke Energy Carolinas LLC	5.100%	4/15/18	625	697
	Duke Energy Carolinas LLC	7.000%	11/15/18	740	885
	Duke Energy Corp.	1.625%	8/15/17	290	291
	Duke Energy Corp.	2.100%	6/15/18	225	226
	Duke Energy Corp.	6.250%	6/15/18	410	470
	Duke Energy Corp.	5.050%	9/15/19	300	335
	Duke Energy Florida Inc.	5.100%	12/1/15	1,110	1,168
	Duke Energy Florida Inc.	5.800%	9/15/17	275	310
	Duke Energy Florida Inc.	5.650%	6/15/18	810	920
	Duke Energy Progress Inc.	5.150%	4/1/15	100	102
	Duke Energy Progress Inc.	5.250%	12/15/15	370	390
	Duke Energy Progress Inc.	5.300%	1/15/19	240	271
	Entergy Corp.	3.625%	9/15/15	460	471
	Entergy Corp.	4.700%	1/15/17	305	325
	Entergy Louisiana LLC	1.875%	12/15/14	275	276
	Exelon Corp.	4.900%	6/15/15	240	247
	Exelon Generation Co. LLC	6.200%	10/1/17	390	439
	FirstEnergy Corp.	4.250%	3/15/23	510	504
6	FirstEnergy Transmission LLC	4.350%	1/15/25	690	702
5,6	FPL Energy Marcus Hook LP	7.590%	7/10/18	400	431
	Georgia Power Co.	3.000%	4/15/16	160	165
	Georgia Power Co.	5.700%	6/1/17	135	150
	LG&E & KU Energy LLC	2.125%	11/15/15	845	855
	Louisville Gas & Electric Co.	1.625%	11/15/15	140	142
	MidAmerican Energy Co.	5.950%	7/15/17	340	382
	MidAmerican Energy Co.	5.300%	3/15/18	728	812
	MidAmerican Energy Co.	3.500%	10/15/24	280	284
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	205	205
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	310	315
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	207

National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	100	110
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	750	841
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	640	641
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	545	542
Nevada Power Co.	5.875%	1/15/15	1,020	1,036
Nevada Power Co.	6.500%	5/15/18	771	895
Nevada Power Co.	6.500%	8/1/18	170	198
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	1,026	1,031
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	350	379
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	400	397
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	930	940
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	130	130
6 Niagara Mohawk Power Corp.	3.553%	10/1/14	120	120
Northeast Utilities	1.450%	5/1/18	510	501
Northern States Power Co.	5.250%	3/1/18	71	79
NSTAR Electric Co.	5.625%	11/15/17	50	56
NSTAR LLC	4.500%	11/15/19	130	142
Ohio Power Co.	6.000%	6/1/16	240	260
6 Origin Energy Finance Ltd.	3.500%	10/9/18	110	113
8 Origin Energy Finance Ltd.	3.500%	10/4/21	200	282
6 Origin Energy Finance Ltd.	5.450%	10/14/21	70	78
Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,366
PacifiCorp	5.650%	7/15/18	490	557
Pennsylvania Electric Co.	6.050%	9/1/17	140	157
PG&E Corp.	2.400%	3/1/19	465	466
PPL Capital Funding Inc.	1.900%	6/1/18	310	309
Public Service Co. of Colorado	5.800%	8/1/18	240	272
Public Service Co. of New Mexico	7.950%	5/15/18	150	179
Public Service Electric & Gas Co.	5.300%	5/1/18	70	78
Public Service Electric & Gas Co.	2.300%	9/15/18	685	696
Sierra Pacific Power Co.	6.000%	5/15/16	397	429
South Carolina Electric & Gas Co.	5.250%	11/1/18	30	34
South Carolina Electric & Gas Co.	6.500%	11/1/18	294	346
Southern California Edison Co.	1.125%	5/1/17	160	159
Southern California Edison Co.	5.500%	8/15/18	120	136
Southern Co.	1.300%	8/15/17	290	289
Southern Co.	2.150%	9/1/19	290	287
Southwestern Electric Power Co.	5.550%	1/15/17	50	55
Southwestern Electric Power Co.	5.875%	3/1/18	245	276
Tampa Electric Co.	6.100%	5/15/18	525	600
TECO Finance Inc.	4.000%	3/15/16	345	360
TECO Finance Inc.	6.572%	11/1/17	244	278
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,363
Union Electric Co.	6.400%	6/15/17	310	350
Union Electric Co.	6.700%	2/1/19	400	475
5 Wisconsin Energy Corp.	6.250%	5/15/67	125	129
Xcel Energy Inc.	0.750%	5/9/16	833	831

Natural Gas (0.2%)
Atmos Energy Corp.	4.950%	10/15/14	160	160
6 Centrica plc	4.000%	10/16/23	140	142
Sempra Energy	6.500%	6/1/16	1,167	1,273
Sempra Energy	2.300%	4/1/17	945	965

	Sempra Energy	6.150%	6/15/18	330	377

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	210	236

					48,655
Total Corporate Bonds (Cost $719,831)					722,589
Sovereign Bonds (U.S. Dollar-Denominated) (8.8%)
	Abu Dhabi National Energy Co.	4.125%	3/13/17	200	211
6	Banco de Costa Rica	5.250%	8/12/18	200	204
6	Banco del Estado de Chile	2.000%	11/9/17	200	201
6	Banco do Brasil SA	4.500%	1/22/15	500	504
	Banco do Brasil SA	3.875%	1/23/17	400	413
6	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	400	416
6	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	100	103
6	Banco Nacional de Desenvolvimento
	Economico e Social	4.000%	4/14/19	235	240
6	Bank Nederlandse Gemeenten	1.375%	3/23/15	400	402
6	Bank Nederlandse Gemeenten	0.875%	2/21/17	500	497
6	Bank Nederlandse Gemeenten	2.500%	1/23/23	50	49
6	Bermuda	4.138%	1/3/23	200	199
6	Bermuda	4.854%	2/6/24	200	208
6	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	150	151
6	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	125
6	Caixa Economica Federal	2.375%	11/6/17	125	121
6	CDP Financial Inc.	3.150%	7/24/24	670	666
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	400	405
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	200
6	CNPC General Capital Ltd.	2.750%	4/19/17	125	127
6	CNPC General Capital Ltd.	2.750%	5/14/19	235	235
	Corp Andina de Fomento	1.500%	8/8/17	210	210
	Corp. Andina de Fomento	3.750%	1/15/16	1,830	1,887
	Corp. Andina de Fomento	5.750%	1/12/17	100	109
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	157
6	Corp. Nacional del Cobre de Chile	4.750%	10/15/14	100	100
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	614
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	205
6	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	525	503
6	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	211
6	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	200	203
13	Development Bank of Japan Inc.	2.750%	3/15/16	100	103
13	Development Bank of Japan Inc.	5.125%	2/1/17	200	219
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	300	310
6,14 Dexia Credit Local SA		1.250%	10/18/16	300	302
	Ecopetrol SA	5.875%	9/18/23	200	221
6	Electricite de France SA	1.150%	1/20/17	1,390	1,386
6	Electricite de France SA	2.150%	1/22/19	810	814
6	Electricite de France SA	6.000%	1/22/14	60	67
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	400	402
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	51
	European Investment Bank	2.750%	3/23/15	250	253
	European Investment Bank	1.625%	9/1/15	275	278
	Export-Import Bank of Korea	5.875%	1/14/15	1,500	1,522
	Export-Import Bank of Korea	5.125%	3/16/15	400	408

	Export-Import Bank of Korea	4.125%	9/9/15	775	799
	Export-Import Bank of Korea	3.750%	10/20/16	705	740
	Export-Import Bank of Korea	4.000%	1/11/17	2,100	2,220
	Export-Import Bank of Korea	2.875%	9/17/18	300	307
6	Federation of Malaysia	2.991%	7/6/16	125	129
	Federative Republic of Brazil	7.875%	3/7/15	1,855	1,908
	Federative Republic of Brazil	6.000%	1/17/17	265	290
5	Federative Republic of Brazil	8.000%	1/15/18	428	474
	Federative Republic of Brazil	4.875%	1/22/21	160	170
5	Federative Republic of Brazil	11.000%	8/17/40	100	109
	Federative Republic of Brazil	5.625%	1/7/41	100	103
	Federative Republic of Brazil	5.000%	1/27/45	300	281
6	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	500
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	150	165
	Hydro-Quebec	2.000%	6/30/16	550	562
13	IPIC GMTN Ltd.	3.125%	11/15/15	250	256
13	Japan Bank for International Cooperation	2.875%	2/2/15	400	403
13	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,268
13	Japan Bank for International Cooperation	2.500%	1/21/16	500	513
13	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,031
13	Japan Bank for International Cooperation	2.250%	7/13/16	910	935
13	Japan Bank for International Cooperation	1.750%	7/31/18	700	703
13	Japan Bank for International Cooperation	1.750%	11/13/18	750	751
13	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	102
	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	273
6	KazMunayGas National Co. JSC	11.750%	1/23/15	100	103
	KazMunayGas National Co. JSC	11.750%	1/23/15	300	309
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,000	1,168
15	KFW	2.750%	10/21/14	750	751
6	Kommunalbanken AS	2.375%	1/19/16	125	128
6	Kommunalbanken AS	0.875%	10/3/16	225	226
6	Kommunalbanken AS	1.125%	5/23/18	700	690
	Korea Development Bank	4.375%	8/10/15	290	299
	Korea Development Bank	1.000%	1/22/16	200	200
	Korea Development Bank	3.250%	3/9/16	450	464
	Korea Development Bank	4.000%	9/9/16	200	211
	Korea Development Bank	3.875%	5/4/17	675	713
	Korea Development Bank	3.500%	8/22/17	575	603
	Korea Development Bank	1.500%	1/22/18	400	394
	Korea Electric Power Corp.	3.000%	10/5/15	700	714
6	Korea Electric Power Corp.	3.000%	10/5/15	200	204
6	Korea Expressway Corp.	5.125%	5/20/15	100	103
	Korea Expressway Corp.	1.625%	4/28/17	200	200
6	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.875%	10/22/17	515	515
	Korea Finance Corp.	3.250%	9/20/16	200	207
	Korea Finance Corp.	2.250%	8/7/17	275	278
	Korea Gas Corp.	2.875%	7/29/18	200	204
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	102
6	Korea National Oil Corp.	2.875%	11/9/15	100	102
6	Korea National Oil Corp.	4.000%	10/27/16	525	552
6	Korea Resources Corp.	2.125%	5/2/18	125	124
6	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	203
6,11 Magyar Export-Import Bank Zrt		4.000%	1/30/20	250	248
	Majapahit Holding BV	8.000%	8/7/19	500	583
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,018
	North American Development Bank	2.300%	10/10/18	150	151

6	OCP SA	5.625%	4/25/24	200	208
16	Oesterreichische Kontrollbank AG	4.500%	3/9/15	200	204
16	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,600	1,623
16	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	665
6	Ooredoo International Finance Ltd.	3.375%	10/14/16	375	389
6	Ooredoo International Finance Ltd.	3.250%	2/21/23	125	118
	Pemex Project Funding Master Trust	5.750%	3/1/18	725	802
6	Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	500	502
6	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	200	206
	Petrobras Global Finance BV	4.875%	3/17/20	300	304
	Petrobras International Finance Co. SA	2.875%	2/6/15	500	503
	Petrobras International Finance Co. SA	3.875%	1/27/16	755	774
	Petrobras International Finance Co. SA	6.125%	10/6/16	275	296
	Petrobras International Finance Co. SA	3.500%	2/6/17	675	684
	Petrobras International Finance Co. SA	5.875%	3/1/18	1,685	1,812
	Petrobras International Finance Co. SA	5.750%	1/20/20	630	662
	Petroleos Mexicanos	4.875%	3/15/15	1,775	1,807
	Petroleos Mexicanos	8.000%	5/3/19	100	121
6	Petronas Capital Ltd.	5.250%	8/12/19	400	448
	Province of British Columbia	2.100%	5/18/16	200	205
	Province of British Columbia	1.200%	4/25/17	225	226
	Province of Manitoba	2.625%	7/15/15	185	188
	Province of Manitoba	1.300%	4/3/17	775	779
	Province of New Brunswick	2.750%	6/15/18	25	26
	Province of Nova Scotia	2.375%	7/21/15	1,180	1,198
	Province of Ontario	0.950%	5/26/15	975	978
	Province of Ontario	2.700%	6/16/15	2,405	2,443
	Province of Ontario	1.875%	9/15/15	1,125	1,140
	Province of Ontario	4.750%	1/19/16	250	263
	Province of Ontario	2.300%	5/10/16	2,975	3,048
	Province of Ontario	1.000%	7/22/16	350	352
	Province of Ontario	1.600%	9/21/16	1,850	1,875
	Province of Ontario	1.100%	10/25/17	605	599
	Province of Ontario	1.200%	2/14/18	300	296
	Province of Ontario	3.000%	7/16/18	275	288
	Province of Ontario	2.450%	6/29/22	180	176
	Quebec	4.600%	5/26/15	250	257
	Quebec	5.000%	3/1/16	250	265
	Quebec	3.500%	7/29/20	250	265
	Quebec	2.750%	8/25/21	715	717
	Quebec	2.625%	2/13/23	150	147
5,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	124	134
6	Republic of Austria	1.750%	6/17/16	250	255
	Republic of Chile	3.250%	9/14/21	225	230
	Republic of Colombia	8.250%	12/22/14	900	914
	Republic of Colombia	7.375%	1/27/17	1,485	1,680
	Republic of Colombia	8.125%	5/21/24	100	131
5	Republic of Colombia	5.625%	2/26/44	200	220
6	Republic of Costa Rica	7.000%	4/4/44	225	226
	Republic of Croatia	6.250%	4/27/17	560	596
	Republic of Hungary	7.625%	3/29/41	100	128
	Republic of Indonesia	7.250%	4/20/15	200	206
6	Republic of Indonesia	6.875%	3/9/17	75	83
	Republic of Indonesia	6.875%	1/17/18	300	338
	Republic of Indonesia	5.875%	3/13/20	1,350	1,482
	Republic of Indonesia	3.375%	4/15/23	200	185
	Republic of Indonesia	6.625%	2/17/37	15	17

Republic of Italy	3.125%	1/26/15	1,425	1,436
Republic of Italy	4.750%	1/25/16	1,855	1,950
Republic of Korea	5.125%	12/7/16	250	273
Republic of Namibia	5.500%	11/3/21	100	107
Republic of Panama	7.250%	3/15/15	119	122
5 Republic of Panama	4.000%	9/22/24	400	399
Republic of Peru	9.875%	2/6/15	800	825
Republic of Philippines	7.750%	1/14/31	120	167
Republic of Poland	3.875%	7/16/15	920	942
Republic of Poland	6.375%	7/15/19	980	1,149
Republic of Poland	5.125%	4/21/21	45	50
Republic of Poland	5.000%	3/23/22	535	588
Republic of Poland	4.000%	1/22/24	150	155
Republic of Serbia	5.250%	11/21/17	200	205
6 Republic of Serbia	5.875%	12/3/18	25	26
Republic of Serbia	4.875%	2/25/20	200	200
6 Republic of Slovenia	5.250%	2/18/24	300	319
Republic of Turkey	7.250%	3/15/15	950	975
Republic of Turkey	7.000%	9/26/16	3,010	3,292
Republic of Turkey	7.500%	7/14/17	630	706
6 Rosneft Finance SA	6.625%	3/20/17	100	103
6 Rosneft Finance SA	7.875%	3/13/18	300	319
Rosneft Finance SA	7.875%	3/13/18	100	106
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	300	258
Russian Federation	3.500%	1/16/19	600	583
Russian Federation	5.000%	4/29/20	600	610
Russian Federation	4.500%	4/4/22	200	194
5 Russian Federation	7.500%	3/31/30	717	804
SABIC Capital II BV	2.625%	10/3/18	400	402
6 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	580	596
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	400	405
6 Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	600	615
6 State Bank of India	3.622%	4/17/19	1,295	1,311
State of Israel	5.500%	11/9/16	125	137
State of Israel	4.000%	6/30/22	200	215
6 State of Qatar	4.000%	1/20/15	500	505
Statoil ASA	1.800%	11/23/16	100	102
Statoil ASA	3.125%	8/17/17	175	184
Statoil ASA	1.200%	1/17/18	150	148
Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,573
Svensk Exportkredit AB	2.125%	7/13/16	600	616
Svensk Exportkredit AB	1.750%	5/30/17	100	102
6 Temasek Financial I Ltd.	4.300%	10/25/19	250	274
6 Turkiye Halk Bankasi AS	4.875%	7/19/17	200	205
United Mexican States	5.950%	3/19/19	240	274
United Mexican States	3.500%	1/21/21	500	509
United Mexican States	4.750%	3/8/44	120	119
United Mexican States	5.750%	10/12/10	400	413
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	1,400	1,391
Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	300	298
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	920	927
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	2,950	2,939
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	810	819
Total Sovereign Bonds (Cost $109,320)				109,797

Taxable Municipal Bonds (0.5%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	196
California GO	5.950%	3/1/18	650	740
California GO	6.200%	10/1/19	350	417
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	406
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	200	202
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	152
George Washington University District of
Columbia GO	3.485%	9/15/22	200	201
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	250
Illinois GO	4.511%	3/1/15	205	208
Illinois GO	4.961%	3/1/16	700	736
Illinois GO	5.365%	3/1/17	220	238
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	149
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	750	778
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	350	365
4 Mississippi GO (Nissan North America, Inc.
Project)	0.855%	11/1/17	300	303
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	120	125
4 South Carolina Public Service Authority
Revenue	1.032%	6/1/15	500	501
University of California Revenue	2.054%	5/15/18	100	103
University of California Revenue	1.745%	5/15/19	250	246
Total Taxable Municipal Bonds (Cost $6,193)				6,316
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
9 Lehman Brothers Holdings Inc. Pfd.	7.250%		700	—

Total Convertible Preferred Stocks (Cost $694)				—

Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
17 Vanguard Market Liquidity Fund (Cost
$22,553)	0.109%		22,552,847	22,553

Total Investments (99.5%) (Cost $1,237,682)				1,240,962
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		10/24/14	77	(19)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.00		10/24/14	2	(1)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		11/21/14	2	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $123.50		10/24/14	77	(16)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $123.00		10/24/14	2	—
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $124.00		11/21/14	2	(1)
Total Liability for Options Written (Premiums received $41)				(38)
Other Assets and Liabilities-Net (0.5%)				6,260
Net Assets (100%)				1,247,184
1 Securities with a value of $705,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $152,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $137,553,000, representing 11.0% of net assets.
7 Security made only partial principal and/or interest payments during the period ended September 30, 2014.
8 Face amount denominated in euro.
9 Non-income-producing security--security in default.
10 Face amount denominated in British pounds.
11 Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of
September 30, 2014.
12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13 Guaranteed by the Government of Japan.
14 Guaranteed by multiple countries.
15 Guaranteed by the Federal Republic of Germany.
16 Guaranteed by the Republic of Austria.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard Short-Term Investment-Grade Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	159,855	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	218,987	865
Corporate Bonds	—	718,385	4,204

Vanguard Short-Term Investment-Grade Portfolio

Sovereign Bonds	—	109,797	—
Taxable Municipal Bonds	—	6,316	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	22,553	—	—
Futures Contracts—Assets[1]	73	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Forward Currency Contracts—Assets	—	131	—
Forward Currency Contracts—Liabilities	—	(21)	—
Swap Contracts—Assets	1[1]	693	—
Swap Contracts—Liabilities	—	(87)	—
Liability for Options Written	(38)	—	—
Total	22,578	1,214,056	5,069
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Vanguard Short-Term Investment-Grade Portfolio

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	150	32,827	19
10-Year U.S. Treasury Note	December 2014	(160)	(19,943)	5
30-Year U.S. Treasury Bond	December 2014	(102)	(14,066)	(1)
5-Year U.S. Treasury Note	December 2014	111	13,127	(2)
Ultra Long U.S. Treasury Bond	December 2014	(5)	(763)	3
Euro Bund	December 2014	(1)	(187)	—
Long Gilt	December 2014	(1)	(181)	—
Euro Bobl	December 2014	(1)	(160)	—
				24

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exhange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

	Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	10/2/14	EUR	550 USD	710	(15)

Vanguard Short-Term Investment-Grade Portfolio

Morgan Stanley	11/4/14	USD	1,851	EUR	1,469	(5)
Goldman Sachs Bank USA	10/2/14	USD	1,400	EUR	1,063	58
UBS AG	11/4/14	USD	1,006	GBP	621	(1)
BNP Paribas	10/2/14	USD	900	EUR	682	39
Deutsche Bank AG	10/2/14	USD	663	GBP	400	15
Morgan Stanley	10/2/14	USD	366	GBP	221	8
Barclays Capital	10/2/14	USD	131	EUR	100	6
Chase Securities	10/2/14	USD	98	EUR	74	4
Chase Securities	10/2/14	USD	93	EUR	73	—
BNP Paribas	10/2/14	USD	36	EUR	28	1
						110
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled

Vanguard Short-Term Investment-Grade Portfolio

swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At September 30, 2014, the portfolio had the following open swap contracts.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid) (Depreciation)
Reference Entity	Date Counterparty[1]		($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Bank of America Corp./Baa2	12/20/17	MSCS	420	10	1.000	16

Boeing Co./A2	9/20/18	GSCM	115	(2)	1.000	2

Energy Transfer Partners	6/20/17	BOANA	370		1.000

Vanguard Short-Term Investment-Grade Portfolio

LP/Baa3				12		17
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	190	1	1.000	3
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	180	1	1.000	3

Federation of Malaysia/A3	9/20/19	BARC	1,700	(15)	1.000	(5)
Federative Republic of
Brazil/Baa2	12/20/19	MSCS	970	22	1.000	(13)
Federative Republic of
Brazil/Baa2	12/20/19	JPMC	300	11	1.000	—
Federative Republic of
Brazil/Baa2	12/20/19	MSCS	700	16	1.000	(10)
General Electric Capital
Corp./A1	6/20/19	BARC	700	(14)	1.000	—
Goldman Sachs Group
Inc./Baa1	12/20/17	MSCS	240	6	1.000	9
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	250	—	1.000	4

Kohls Corp./Baa1	6/20/18	JPMC	120	2	1.000	3

Kohls Corp./Baa1	9/20/18	BOANA	120	2	1.000	3
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	100	(1)	1.000	1
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	480	(4)	1.000	6

Republic of Chile/Aa3	12/20/19	MSCS	300	(3)	1.000	—

Republic of Peru/A3	9/20/19	JPMC	450	(4)	1.000	(5)

Republic of Peru/A3	9/20/19	JPMC	500	(1)	1.000	(2)
			8,205			32

Credit Protection Purchased
Alcoa Inc.	6/20/19	BOANA	170	(5)	(1.000)	(2)
Alcoa Inc.	6/20/19	BOANA	260	(8)	(1.000)	(4)
Bank of America Corp.	12/20/14	DBAG	170	(1)	(1.000)	(1)
Bank of America Corp.	12/20/14	BARC	170	—	(1.000)	(1)
Bank of America Corp.	12/20/14	BARC	300	—	(1.000)	(1)
Computer Sciences Corp.	9/20/15	BARC	185	7	(5.000)	(2)
Computer Sciences Corp.	9/20/15	MSCS	185	7	(5.000)	(2)
El Du Pont De Nemours & Co.	9/20/18	GSCM	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	BARC	125	2	(1.000)	(1)

Vanguard Short-Term Investment-Grade Portfolio

El Du Pont De Nemours & Co.	9/20/18	DBAG	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	165	4	(1.000)	(1)
Federal Express Corp.	12/20/18	GSCM	520	7	(1.000)	(8)
Federative Republic of Brazil	9/20/19	JPMC	130	(3)	(1.000)	—
Intesa Sanpaolo SpA	6/20/19	DBAG	470	40	(3.000)	(9)
McKesson Corp.	3/20/19	JPMC	430	14	(1.000)	(1)
McKesson Corp.	3/20/19	JPMC	430	13	(1.000)	(2)
Morgan Stanley	9/20/15	BARC	200	(2)	(1.000)	(4)
PPG Industries Inc.	3/20/18	GSCM	240	3	(1.000)	(4)
Republic of Korea	9/20/18	JPMC	200	1	(1.000)	(3)
Republic of South Africa	9/20/19	BARC	325	(10)	(1.000)	3
Republic of Turkey	9/20/19	GSCM	450	(17)	(1.000)	2
Russian Federation	12/20/19	JPMC	1,285	(82)	(1.000)	4
United Mexican States	12/20/18	DBAG	100	(1)	(1.000)	(2)
Wells Fargo & Co.	3/20/15	GSCM	280	—	(1.000)	(1)
			7,165			(43)
						(11)
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
			Fixed Interest			Unrealized
		Notional	Rate Received	Floating Interest		Appreciation
Termination		Amount	(Paid)	Rate Received		(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(Paid) (%)		($000)
12/15/15	CME	3,000	0.327	(0.154)	2	(1)
2/15/16	LCH	2,250	0.700	(0.154)	2	8
3/15/16	LCH	4,000	0.579	(0.154)	2	7
6/15/16	CME	4,000	0.446	(0.154)	2	(9)
7/10/18	CME	1,500	(1.380)	0.154	2	6

Vanguard Short-Term Investment-Grade Portfolio

7/10/19	CME	1,500	(1.686)	0.154	2	6
17
1 CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps
			Fixed Interest	Floating Interest		Unrealized
		Notional	Rate Received	Rate Received		Appreciation
Termination		Amount	(Paid)	(Paid)		(Depreciation)
Date	Counterparty[1]	($000)	(%)	(%)		($000)
10/14/14	WFC	180	1.861	(0.234)	2	—
4/1/15	BNPSW	145	0.407	(0.235)	2	—
11/7/15	BOANA	5,000	0.375	(0.156)	3	4
11/7/15	BOANA	5,000	0.374	(0.156)	3	3
6/1/16	WFC	25	0.566	(0.234)	2	—
6/1/16	WFC	350	2.910	(0.234)	2	13
11/7/17	BOANA	3,000	(0.723)	0.156	3	49
11/7/17	BOANA	4,000	(0.716)	0.156	3	66
2/7/18	BARC	3,000	(0.957)	0.156	3	40
2/7/19	WFC	4,000	(1.220)	0.156	3	75
						250
1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
WFC—Wells Fargo Bank N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

Vanguard Short-Term Investment-Grade Portfolio

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date Counterparty[1]		($000)	(000)	($000)
USD 4.684%	GBP 5.375%	9/28/16	MSCS	599	GBP 350	31
USD 5.453%	GBP 5.875%	4/28/17	MSCS	586	GBP 350	17
USD 4.207%	EUR 2.625%	4/1/21	MSCS	549	EUR 410	23
USD 2.582%	EUR 1.750%	1/15/18	BARC	548	EUR 400	34
USD 3.810%	EUR 2.625%	4/1/21	BARC	545	EUR 400	18
USD 5.272%	EUR 3.750%	11/9/20	MSCS	482	EUR 355	26
USD 3.038%	EUR 2.000%	1/14/19	BARC	476	EUR 345	30
USD 6.653%	EUR 6.375%	4/4/16	MSCS	447	EUR 325	37
USD 5.716%	GBP 6.000%	10/16/19	BNPSW	396	GBP 235	10
USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	8
USD 4.020%	EUR 2.625%	12/6/18	BARC	352	EUR 263	17
USD 3.221%	EUR 2.125%	12/1/20	BARC	329	EUR 240	13
USD 7.106%	EUR 6.000%	6/10/19	BARC	319	EUR 230	23
USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	7
USD 7.183%	EUR 6.000%	6/10/19	MSCS	315	EUR 230	20
USD 4.750%	EUR 3.500%	10/4/21	JPMC	276	EUR 200	14
USD 4.416%	EUR 3.000%	7/8/19	MSCS	270	EUR 200	15
USD 5.013%	EUR 3.750%	7/12/18	MSCS	267	EUR 200	12
USD 5.213%	EUR 3.250%	2/20/21	MSCS	246	EUR 190	5
USD 4.428%	EUR 3.000%	7/8/19	BARC	134	EUR 100	7
					367
1 BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.

GBP—British pound.

At September 30, 2014, counterparties had deposited in segregated accounts securities with a value of $160,000 in connection with open swap contracts and forward currency contracts.

G. At September 30, 2014, the cost of investment securities for tax purposes was $1,238,436,000.

Net unrealized appreciation of investment securities for tax purposes was $2,526,000, consisting of

Vanguard Short-Term Investment-Grade Portfolio

unrealized gains of $8,761,000 on securities that had risen in value since their purchase and $6,235,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)
Consumer Discretionary (6.3%)
Target Corp.	470,000	29,460
Ford Motor Co.	1,579,000	23,353
Johnson Controls Inc.	480,500	21,142
		73,955
Consumer Staples (10.8%)
Philip Morris International Inc.	462,200	38,548
Imperial Tobacco Group plc ADR	339,100	29,424
Wal-Mart Stores Inc.	293,400	22,436
Altria Group Inc.	435,200	19,993
Diageo plc ADR	142,300	16,421
		126,822
Energy (12.6%)
ConocoPhillips	454,244	34,759
Occidental Petroleum Corp.	316,300	30,412
Phillips 66	363,072	29,522
BP plc ADR	485,900	21,355
^ Seadrill Ltd.	624,500	16,712
Marathon Petroleum Corp.	172,400	14,597
		147,357
Financials (20.7%)
Wells Fargo & Co.	810,500	42,041
PNC Financial Services Group Inc.	415,572	35,565
JPMorgan Chase & Co.	586,250	35,316
American Express Co.	321,900	28,179
Capital One Financial Corp.	320,300	26,143
Bank of America Corp.	1,449,046	24,706
Citigroup Inc.	362,930	18,807
XL Group plc Class A	495,100	16,422
Navient Corp.	595,400	10,544
SLM Corp.	595,200	5,095
		242,818
Health Care (16.7%)
Medtronic Inc.	585,800	36,290
Pfizer Inc.	1,217,614	36,005
Sanofi ADR	625,300	35,286
WellPoint Inc.	283,400	33,900
Johnson & Johnson	287,100	30,602
Merck & Co. Inc.	397,100	23,540
		195,623
Industrials (10.0%)
General Dynamics Corp.	242,400	30,806
Raytheon Co.	276,000	28,047
Honeywell International Inc.	247,100	23,010
Emerson Electric Co.	347,700	21,759
Xylem Inc.	387,000	13,735
		117,357

Information Technology (8.5%)
Microsoft Corp.		823,000	38,154
Intel Corp.		1,012,500	35,255
Oracle Corp.		673,000	25,763
			99,172
Materials (1.2%)
EI du Pont de Nemours & Co.		195,300	14,015

Telecommunication Services (4.6%)
Verizon Communications Inc.		598,660	29,927
AT&T Inc.		684,427	24,119
			54,046
Utilities (5.5%)
Public Service Enterprise Group Inc.		639,300	23,808
CenterPoint Energy Inc.		954,900	23,366
Entergy Corp.		220,600	17,059
			64,233
Total Common Stocks (Cost $914,300)			1,135,398

	Coupon
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
[1,2] Vanguard Market Liquidity Fund (Cost $43,617)	0.109%	43,616,710	43,617
Total Investments (100.6%) (Cost $957,917)			1,179,015
Other Assets and Liabilities-Net (-0.6%)[2]			(7,105)
Net Assets (100%)			1,171,910
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,203,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $3,352,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Diversified Value Portfolio

C. At September 30, 2014, the cost of investment securities for tax purposes was $957,917,000. Net unrealized appreciation of investment securities for tax purposes was $221,098,000, consisting of unrealized gains of $304,944,000 on securities that had risen in value since their purchase and $83,846,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of September 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	1,438	1,445

Corporate Bonds (95.0%)
Finance (13.7%)
	Banking (3.5%)
	Ally Financial Inc.	8.000%	3/15/20	1,000	1,165
	Ally Financial Inc.	7.500%	9/15/20	2,080	2,402
	Ally Financial Inc.	5.125%	9/30/24	1,300	1,274
[1,2] Credit Suisse Group AG		6.250%	12/29/49	2,475	2,395
1	HSBC Holdings plc	5.625%	12/29/49	550	544
1	HSBC Holdings plc	6.375%	12/29/49	2,505	2,496
	Royal Bank of Scotland Group plc	6.125%	12/15/22	3,515	3,721
	Royal Bank of Scotland Group plc	6.000%	12/19/23	715	751
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,175	1,159
[1,2] Societe Generale SA		6.000%	10/27/49	1,680	1,541
	UBS AG	7.625%	8/17/22	1,305	1,510

	Finance Companies (8.3%)
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	1,480	1,439
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,810	1,751
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	755	751
	CIT Group Inc.	5.250%	3/15/18	3,045	3,136
2	CIT Group Inc.	6.625%	4/1/18	3,005	3,215
2	CIT Group Inc.	5.500%	2/15/19	2,720	2,836
	CIT Group Inc.	3.875%	2/19/19	1,100	1,078
	CIT Group Inc.	5.375%	5/15/20	3,415	3,518
	CIT Group Inc.	5.000%	8/15/22	3,245	3,261
	Homer City Generation LP	8.734%	10/1/26	2,198	2,302
	International Lease Finance Corp.	8.750%	3/15/17	640	715
	International Lease Finance Corp.	3.875%	4/15/18	1,405	1,388
2	International Lease Finance Corp.	7.125%	9/1/18	915	1,027
	International Lease Finance Corp.	5.875%	4/1/19	1,820	1,920
	International Lease Finance Corp.	6.250%	5/15/19	2,292	2,464
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,783
	International Lease Finance Corp.	4.625%	4/15/21	970	965
	International Lease Finance Corp.	8.625%	1/15/22	900	1,080
	International Lease Finance Corp.	5.875%	8/15/22	190	197
	iStar Financial Inc.	5.000%	7/1/19	190	183
	Navient Corp.	6.000%	1/25/17	1,010	1,057
	Navient Corp.	8.450%	6/15/18	1,100	1,246
	Navient Corp.	5.500%	1/15/19	2,445	2,499
	Navient Corp.	8.000%	3/25/20	2,000	2,248
	Navient Corp.	7.250%	1/25/22	615	665
	Navient Corp.	5.500%	1/25/23	870	828

2	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	1,335	1,318

	Insurance (1.5%)
1	Hartford Financial Services Group Inc.	8.125%	6/15/38	1,525	1,788
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,829
[1,2] MetLife Capital Trust IV		7.875%	12/15/67	1,390	1,777
[1,2] MetLife Capital Trust X		9.250%	4/8/68	825	1,182
	Unum Group	7.375%	6/15/32	175	198
1	Voya Financial Inc.	5.650%	5/15/53	1,220	1,217

	Other Finance (0.2%)
2	Ocwen Financial Corp.	6.625%	5/15/19	1,130	1,088

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	5.625%	3/1/23	1,315	1,289

					74,196
Industrial (78.8%)
	Basic Industry (6.4%)
	AK Steel Corp.	7.625%	10/1/21	1,915	1,848
[3,4] Arch Coal Inc. Bank Loan		6.250%	5/16/18	3,464	3,160
	Axiall Corp.	4.875%	5/15/23	230	221
	Celanese US Holdings LLC	5.875%	6/15/21	305	322
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	180	186
	CONSOL Energy Inc.	8.250%	4/1/20	1,165	1,217
2	Constellium NV	4.625%	5/15/21	125	161
	Eagle Spinco Inc.	4.625%	2/15/21	760	733
2	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	4,870	4,943
	Hexion US Finance Corp.	6.625%	4/15/20	4,155	4,197
2	INEOS Finance plc	8.375%	2/15/19	1,225	1,314
2	INEOS Finance plc	7.500%	5/1/20	2,415	2,578
2	INEOS Group Holdings SA	5.750%	2/15/19	890	1,129
2	INEOS Group Holdings SA	5.875%	2/15/19	1,385	1,364
	Novelis Inc.	8.375%	12/15/17	1,120	1,165
	Novelis Inc.	8.750%	12/15/20	2,715	2,905
	Peabody Energy Corp.	7.375%	11/1/16	1,930	2,041
	Peabody Energy Corp.	7.875%	11/1/26	1,360	1,316
2	Steel Dynamics Inc.	5.125%	10/1/21	1,420	1,438
2	Steel Dynamics Inc.	5.500%	10/1/24	1,535	1,562
	United States Steel Corp.	7.375%	4/1/20	240	267
	United States Steel Corp.	6.650%	6/1/37	460	438

	Capital Goods (6.5%)
2	Ardagh Packaging Finance plc	9.125%	10/15/20	880	954
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.250%	1/15/22	625	764
2	Ashtead Capital Inc.	6.500%	7/15/22	825	872
	B/E Aerospace Inc.	6.875%	10/1/20	925	987
2	BlueLine Rental Finance Corp.	7.000%	2/1/19	240	247
2	Building Materials Corp. of America	6.875%	8/15/18	420	435
2	Building Materials Corp. of America	6.750%	5/1/21	2,389	2,520
	Case New Holland Inc.	7.875%	12/1/17	2,660	2,956
	Clean Harbors Inc.	5.250%	8/1/20	1,514	1,518
	Clean Harbors Inc.	5.125%	6/1/21	1,493	1,480
	CNH Industrial Capital LLC	3.875%	11/1/15	340	342
	CNH Industrial Capital LLC	6.250%	11/1/16	1,675	1,763

	CNH Industrial Capital LLC	3.625%	4/15/18	1,145	1,119
	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	1,100	1,155
	HD Supply Inc.	8.125%	4/15/19	792	855
	Huntington Ingalls Industries Inc.	6.875%	3/15/18	791	825
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,380	1,470
	Masco Corp.	6.625%	4/15/18	105	116
	Masco Corp.	7.125%	3/15/20	2,372	2,704
	Masco Corp.	5.950%	3/15/22	990	1,072
	Masco Corp.	7.750%	8/1/29	480	549
	Masco Corp.	6.500%	8/15/32	120	120
	Owens Corning	9.000%	6/15/19	1,200	1,467
	Owens Corning	7.000%	12/1/36	160	195
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	1,905	1,974
	United Rentals North America Inc.	5.750%	7/15/18	1,000	1,042
	United Rentals North America Inc.	7.375%	5/15/20	1,755	1,878
	United Rentals North America Inc.	8.250%	2/1/21	65	70
	United Rentals North America Inc.	7.625%	4/15/22	1,180	1,277
	United Rentals North America Inc.	6.125%	6/15/23	390	400
	Vulcan Materials Co.	7.000%	6/15/18	1,600	1,768
	Vulcan Materials Co.	7.500%	6/15/21	60	70
	Vulcan Materials Co.	7.150%	11/30/37	220	225

	Communication (23.3%)
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	911	949
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.125%	4/30/20	976	1,031
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	6.500%	4/30/21	275	287
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	120	117
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	145	139
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	680	678
2	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	2,010	1,915
[3,4] Charter Communications Operating, LLC
	Bank Loan	4.250%	0/0/0	3,480	3,465
	Crown Castle International Corp.	4.875%	4/15/22	1,375	1,337
	CSC Holdings LLC	7.875%	2/15/18	1,090	1,214
	CSC Holdings LLC	7.625%	7/15/18	1,685	1,883
	CSC Holdings LLC	8.625%	2/15/19	895	1,023
	CSC Holdings LLC	6.750%	11/15/21	210	224
	DISH DBS Corp.	7.875%	9/1/19	795	902
	DISH DBS Corp.	6.750%	6/1/21	3,230	3,464
	DISH DBS Corp.	5.875%	7/15/22	2,545	2,596
	DISH DBS Corp.	5.000%	3/15/23	675	650
	Embarq Corp.	7.995%	6/1/36	720	779
2	Gannett Co. Inc.	5.125%	10/15/19	750	757
	Gannett Co. Inc.	5.125%	7/15/20	1,995	2,015
2	Gannett Co. Inc.	4.875%	9/15/21	135	131
2	Gannett Co. Inc.	6.375%	10/15/23	1,760	1,835
2	Gannett Co. Inc.	5.500%	9/15/24	135	132
	Hughes Satellite Systems Corp.	6.500%	6/15/19	3,017	3,239
	IAC/InterActiveCorp	4.875%	11/30/18	640	648

	IAC/InterActiveCorp	4.750%	12/15/22	720	693
2	Inmarsat Finance plc	4.875%	5/15/22	1,115	1,084
	Intelsat Jackson Holdings SA	7.250%	4/1/19	3,625	3,806
	Intelsat Jackson Holdings SA	8.500%	11/1/19	475	496
	Intelsat Jackson Holdings SA	7.250%	10/15/20	4,165	4,394
	Intelsat Jackson Holdings SA	7.500%	4/1/21	2,205	2,348
	Intelsat Jackson Holdings SA	5.500%	8/1/23	1,340	1,283
	Lamar Media Corp.	5.875%	2/1/22	585	604
	Lamar Media Corp.	5.000%	5/1/23	1,170	1,133
2	Level 3 Escrow II Inc.	5.375%	8/15/22	2,515	2,477
[3,4] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	1,271	1,247
	Liberty Interactive LLC	8.500%	7/15/29	1,225	1,363
	Liberty Interactive LLC	8.250%	2/1/30	3,150	3,449
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,235
	National CineMedia LLC	6.000%	4/15/22	1,095	1,106
2	NBCUniversal Enterprise Inc.	5.250%	3/29/49	1,940	2,018
2	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	3,335	3,285
2	Numericable Group SA	4.875%	5/15/19	800	784
2	Numericable Group SA	6.000%	5/15/22	1,275	1,285
2	Numericable Group SA	6.250%	5/15/24	235	237
	Quebecor Media Inc.	5.750%	1/15/23	2,530	2,517
	Qwest Corp.	6.875%	9/15/33	566	566
	SBA Communications Corp.	5.625%	10/1/19	1,295	1,314
2	SBA Communications Corp.	4.875%	7/15/22	755	725
	SBA Telecommunications Inc.	5.750%	7/15/20	1,151	1,177
2	Sirius XM Radio Inc.	4.250%	5/15/20	305	291
2	Sirius XM Radio Inc.	4.625%	5/15/23	850	790
2	Softbank Corp.	4.500%	4/15/20	5,125	5,087
2	Sprint Corp.	7.250%	9/15/21	2,960	3,093
2	Sprint Corp.	7.875%	9/15/23	3,035	3,225
2	Sprint Corp.	7.125%	6/15/24	980	990
2	Sprint Nextel Corp.	9.000%	11/15/18	3,460	4,001
2	Sprint Nextel Corp.	7.000%	3/1/20	3,820	4,183
	Starz LLC / Starz Finance Corp.	5.000%	9/15/19	360	364
	T-Mobile USA Inc.	5.250%	9/1/18	420	432
	T-Mobile USA Inc.	6.464%	4/28/19	1,295	1,344
	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,732
	T-Mobile USA Inc.	6.125%	1/15/22	330	331
	T-Mobile USA Inc.	6.731%	4/28/22	1,580	1,619
	T-Mobile USA Inc.	6.836%	4/28/23	930	953
	T-Mobile USA Inc.	6.500%	1/15/24	490	497
[3,4] Tribune Company Bank Loan		4.000%	12/27/20	3,417	3,371
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,390	1,400
2	Unitymedia KabelBW GmbH	9.500%	3/15/21	250	357
	Unitymedia KabelBW GmbH	9.500%	3/15/21	400	571
2	UPCB Finance III Ltd.	6.625%	7/1/20	2,735	2,861
2	UPCB Finance V Ltd.	7.250%	11/15/21	1,370	1,466
2	UPCB Finance VI Ltd.	6.875%	1/15/22	1,401	1,503
	Videotron Ltd.	9.125%	4/15/18	73	75
	Videotron Ltd.	5.000%	7/15/22	2,968	2,946
2	Virgin Media Secured Finance plc	5.375%	4/15/21	1,835	1,849
2	Wind Acquisition Finance SA	4.750%	7/15/20	2,385	2,290
2	Ymobile Corp.	8.250%	4/1/18	1,911	2,007
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	615	660
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	1,380	1,547

	Consumer Cyclical (10.0%)
2	Activision Blizzard Inc.	5.625%	9/15/21	1,200	1,251
2	Activision Blizzard Inc.	6.125%	9/15/23	955	1,015
	ADT Corp.	6.250%	10/15/21	1,995	2,075
2	Carlson Travel Holdings Inc.	7.500%	8/15/19	525	533
2	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,556
2	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	835	808
	Chrysler Group LLC	8.250%	6/15/21	2,355	2,573
	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	2,630	2,788
	Corrections Corp. of America	4.125%	4/1/20	800	778
	Corrections Corp. of America	4.625%	5/1/23	1,115	1,070
	Dana Holding Corp.	5.375%	9/15/21	557	562
	Dana Holding Corp.	6.000%	9/15/23	80	82
[3,4] Delta Alpha Topco Bank Loan		7.750%	7/29/22	570	567
	General Motors Co.	4.875%	10/2/23	775	814
	General Motors Co.	6.250%	10/2/43	2,290	2,674
	General Motors Financial Co. Inc.	4.750%	8/15/17	3,355	3,523
	General Motors Financial Co. Inc.	3.250%	5/15/18	440	444
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,302
	General Motors Financial Co. Inc.	4.250%	5/15/23	550	553
	Hanesbrands Inc.	6.375%	12/15/20	1,056	1,114
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	1,713	1,685
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	114	112
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	914	899
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	286	281
[3,4] Ion Media Networks Bank Loan		5.000%	12/18/20	1,161	1,161
	KB Home	4.750%	5/15/19	830	807
	KB Home	7.500%	9/15/22	65	69
	L Brands Inc.	8.500%	6/15/19	290	342
	L Brands Inc.	7.000%	5/1/20	580	644
	L Brands Inc.	6.625%	4/1/21	1,430	1,569
	L Brands Inc.	5.625%	2/15/22	525	547
[3,4] La Quinta Intermediate Holdings LLC Bank
	Loan	4.000%	4/14/21	2,046	2,017
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,790	1,781
2	Realogy Group LLC	7.625%	1/15/20	1,846	1,973
	Regal Entertainment Group	5.750%	6/15/23	800	788
	Regal Entertainment Group	5.750%	2/1/25	192	188
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	1,486	1,570
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	640	653
	Service Corp. International	8.000%	11/15/21	1,225	1,436
	Service Corp. International	5.375%	1/15/22	905	912
	Tenneco Inc.	6.875%	12/15/20	1,275	1,348
[3,4] US Foods Inc. Bank Loan		4.500%	3/31/17	1,287	1,281
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	675	712
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	1,925	2,045
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	1,920	1,930

	Consumer Noncyclical (11.4%)
2	Amsurg Corp.	5.625%	7/15/22	745	738
	ARAMARK Corp.	5.750%	3/15/20	1,205	1,238
	Biomet Inc.	6.500%	8/1/20	2,120	2,247
	Biomet Inc.	6.500%	10/1/20	2,305	2,420
2	Capsugel SA	7.000%	5/15/19	1,170	1,173

	CHS/Community Health Systems Inc.	5.125%	8/15/18	1,790	1,839
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	1,124
2	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	526
2	CHS/Community Health Systems Inc.	6.875%	2/1/22	3,870	4,025
	DaVita HealthCare Partners Inc.	6.625%	11/1/20	1,190	1,247
2	Envision Healthcare Corp.	5.125%	7/1/22	2,371	2,335
2	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	1,325	1,391
2	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	595	632
2	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,170	1,234
2	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	510	505
	HCA Holdings Inc.	6.250%	2/15/21	960	1,003
	HCA Inc.	3.750%	3/15/19	590	580
	HCA Inc.	6.500%	2/15/20	4,675	5,108
	HCA Inc.	5.875%	3/15/22	1,850	1,952
	HCA Inc.	4.750%	5/1/23	2,100	2,042
	HCA Inc.	7.690%	6/15/25	130	144
2	Hypermarcas SA	6.500%	4/20/21	2,020	2,178
2	IMS Health Inc.	6.000%	11/1/20	2,787	2,871
[3,4] Lands' End, Inc. Bank Loan		4.250%	3/12/21	2,801	2,766
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	572
2	MPH Acquisition Holdings LLC	6.625%	4/1/22	395	399
[3,4] MPH Acquisition Holdings LLC Bank Loan		4.000%	3/31/21	1,282	1,250
	Party City Holdings Inc.	8.875%	8/1/20	3,260	3,521
2	Salix Pharmaceuticals Ltd.	6.000%	1/15/21	2,175	2,354
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,586
2	Tenet Healthcare Corp.	5.000%	3/1/19	1,560	1,541
2	Tenet Healthcare Corp.	5.500%	3/1/19	785	787
	Tenet Healthcare Corp.	4.750%	6/1/20	835	827
	Tenet Healthcare Corp.	4.500%	4/1/21	932	909
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,388
	Tenet Healthcare Corp.	8.125%	4/1/22	1,650	1,819
	WellCare Health Plans Inc.	5.750%	11/15/20	1,320	1,343

	Energy (10.0%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	1,190	1,238
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	1,375	1,439
	Antero Resources Finance Corp.	5.375%	11/1/21	715	711
2	Antero Resources Finance Corp.	5.125%	12/1/22	1,840	1,789
2	Athlon Holdings LP / Athlon Finance Corp.	6.000%	5/1/22	660	708
[2,5] California Resources Corp.		5.000%	1/15/20	680	689
[2,5] California Resources Corp.		5.500%	9/15/21	1,630	1,654
[2,5] California Resources Corp.		6.000%	11/15/24	960	984
	Concho Resources Inc.	7.000%	1/15/21	1,032	1,099
	Concho Resources Inc.	6.500%	1/15/22	745	792
	Concho Resources Inc.	5.500%	10/1/22	2,540	2,616
	Denbury Resources Inc.	6.375%	8/15/21	330	347
	Denbury Resources Inc.	5.500%	5/1/22	2,320	2,297
	Denbury Resources Inc.	4.625%	7/15/23	910	842
	El Paso LLC	7.000%	6/15/17	855	941
	El Paso LLC	7.250%	6/1/18	880	1,003
	El Paso LLC	6.500%	9/15/20	1,230	1,385
	El Paso LLC	7.750%	1/15/32	740	905
[3,4] Energy Future Intermediate Holding Company
	LLC Bank Loan	4.250%	6/6/16	475	472
	Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,737
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	1,947	2,122

	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	885	916
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,343	2,314
	Harvest Operations Corp.	6.875%	10/1/17	2,500	2,606
2	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,701	1,833
2	Kinder Morgan Inc.	5.000%	2/15/21	1,015	1,058
2	Kinder Morgan Inc.	5.625%	11/15/23	1,500	1,605
	Laredo Petroleum Inc.	5.625%	1/15/22	745	732
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	331	348
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	685	717
2	MEG Energy Corp.	6.375%	1/30/23	850	861
2	MEG Energy Corp.	7.000%	3/31/24	1,500	1,556
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,632
	Newfield Exploration Co.	6.875%	2/1/20	925	964
2	Paragon Offshore plc	6.750%	7/15/22	620	515
2	Paragon Offshore plc	7.250%	8/15/24	350	296
	Range Resources Corp.	6.750%	8/1/20	575	605
	Range Resources Corp.	5.750%	6/1/21	1,435	1,500
	Range Resources Corp.	5.000%	8/15/22	515	525
	Rosetta Resources Inc.	5.875%	6/1/22	1,275	1,269
2	Seadrill Ltd.	6.125%	9/15/17	2,260	2,251
2	Southern Star Central Corp.	5.125%	7/15/22	480	480
	Tesoro Corp.	5.125%	4/1/24	521	507
	WPX Energy Inc.	6.000%	1/15/22	495	510
	WPX Energy Inc.	5.250%	9/15/24	1,620	1,579

	Other Industrial (0.5%)
	CBRE Services Inc.	5.000%	3/15/23	2,574	2,548

	Technology (9.5%)
2	Audatex North America Inc.	6.000%	6/15/21	2,140	2,199
2	Audatex North America Inc.	6.125%	11/1/23	430	443
[3,4] Avago Technologies Limited Bank Loan		3.750%	5/6/21	3,751	3,713
	Brocade Communications Systems Inc.	4.625%	1/15/23	755	726
	CDW LLC / CDW Finance Corp.	8.500%	4/1/19	176	187
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	3,865	4,010
	Equinix Inc.	4.875%	4/1/20	380	376
	Equinix Inc.	7.000%	7/15/21	1,725	1,837
	Equinix Inc.	5.375%	4/1/23	1,315	1,295
2	First Data Corp.	7.375%	6/15/19	2,525	2,651
2	First Data Corp.	8.875%	8/15/20	621	668
2	First Data Corp.	6.750%	11/1/20	1,184	1,252
2	First Data Corp.	8.250%	1/15/21	3,260	3,456
	First Data Corp.	11.250%	1/15/21	275	313
	First Data Corp.	12.625%	1/15/21	1,175	1,407
	First Data Corp.	11.750%	8/15/21	503	582
[3,4] First Data Corp. Bank Loan		3.655%	3/23/18	1,448	1,417
	Flextronics International Ltd.	4.625%	2/15/20	800	798
	Flextronics International Ltd.	5.000%	2/15/23	1,035	1,035
2	Freescale Semiconductor Inc.	5.000%	5/15/21	1,645	1,629
2	Freescale Semiconductor Inc.	6.000%	1/15/22	700	710
[3,4] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	2,849	2,801
[3,4] Infor (US) Inc. Bank Loan		3.750%	4/5/18	521	508
	Infor US Inc.	11.500%	7/15/18	1,292	1,431
	Infor US Inc.	9.375%	4/1/19	1,175	1,266
2	Iron Mountain Europe plc	6.125%	9/15/22	525	854

Iron Mountain Inc.	7.750%	10/1/19	945	1,006
Iron Mountain Inc.	5.750%	8/15/24	825	813
NCR Corp.	4.625%	2/15/21	2,085	2,054
NCR Corp.	5.000%	7/15/22	480	474
2 NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,166
2 NXP BV / NXP Funding LLC	5.750%	3/15/23	255	256
2 Sensata Technologies BV	6.500%	5/15/19	2,089	2,173
SunGard Data Systems Inc.	7.375%	11/15/18	763	792
SunGard Data Systems Inc.	6.625%	11/1/19	2,225	2,236
SunGard Data Systems Inc.	7.625%	11/15/20	2,975	3,109

Transportation (1.2%)
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.125%	6/1/22	950	933
1 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	539	574
Hertz Corp.	4.250%	4/1/18	270	268
Hertz Corp.	6.750%	4/15/19	2,000	2,065
Hertz Corp.	5.875%	10/15/20	205	208
Hertz Corp.	7.375%	1/15/21	2,230	2,353
Hertz Corp.	6.250%	10/15/22	135	136
				425,688
Utilities (2.5%)
Electric (2.5%)
AES Corp.	8.000%	10/15/17	153	174
AES Corp.	8.000%	6/1/20	815	947
AES Corp.	4.875%	5/15/23	600	571
AES Corp.	5.500%	3/15/24	2,345	2,310
2 Calpine Corp.	6.000%	1/15/22	500	528
2 Calpine Corp.	7.875%	1/15/23	400	434
2 Calpine Corp.	5.875%	1/15/24	285	296
Calpine Corp.	5.750%	1/15/25	2,300	2,234
DPL Inc.	7.250%	10/15/21	3,070	3,170
Dynegy Inc.	5.875%	6/1/23	910	849
GenOn Energy Inc.	9.500%	10/15/18	1,300	1,352
IPALCO Enterprises Inc.	5.000%	5/1/18	610	637
				13,502
Total Corporate Bonds (Cost $503,201)				513,386
				Market
				Value
	Coupon		Shares	($000)
Preferred Stocks (1.4%)
GMAC Capital Trust I Pfd.	8.125%		136,650	3,632
Hartford Financial Services Group Inc. Pfd.	7.875%		92,000	2,720
Citigroup Capital XIII Pfd.	7.875%		29,625	937
Total Preferred Stocks (Cost $6,661)				7,289
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017
(Cost $778)			2,084	28

				Market
				Value
	Coupon			($000)
Temporary Cash Investments (1.9%)
			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.3%)
Bank of America Securities, LLC
(Dated 9/30/14, Repurchase Value
$7,200,000, collateralized by Federal Home
Loan Bank 0.200%, 9/25/15, with a value of
$7,349,000)	0.001%	10/1/14	7,200	7,200

U.S. Government and Agency Obligations (0.6%)
United States Treasury Bill	0.046%	12/26/14	3,150	3,150
Total Temporary Cash Investments (Cost $10,350)				10,350
Total Investments (98.6%) (Cost $522,427)				532,498
Other Assets and Liabilities-Net (1.4%)				7,599
Net Assets (100%)				540,097
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $161,240,000, representing 29.9% of net assets.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At
September 30, 2014, the aggregate value of these securities was $32,173,000, representing 6.0% of net assets.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2014.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,445	—
Corporate Bonds	—	513,386	—
Preferred Stocks	—	7,289	—
Other	—	—	28
Temporary Cash Investments	—	10,350	—
Forward Currency Contract - Assets	—	39	—
Total	—	532,509	28

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exhange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

		Contract Amount (000)
						Unrealized
						Appreciation
	Contract					(Depreciation)
Counterparty	Settlement Date		Receive		Deliver	($000)
BNP Paribas	10/31/14	USD	6,900	EUR	5,413	63
CSAG	10/31/14	USD	859	GBP	525	8
CSAG	10/31/14	EUR	474	USD	615	(17)
CSAG	12/17/14	EUR	2,628	USD	3,334	(15)
						39

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.
CSAG—Credit Suisse Securities.

F. At September 30, 2014, the cost of investment securities for tax purposes was $522,427,000. Net unrealized appreciation of investment securities for tax purposes was $10,071,000, consisting of unrealized gains of $15,015,000 on securities that had risen in value since their purchase and $4,944,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (99.9%)
Diversified REITs (10.6%)
Vornado Realty Trust	239,477	23,938
American Realty Capital Properties Inc.	1,263,406	15,237
WP Carey Inc.	126,993	8,098
Duke Realty Corp.	467,695	8,035
Liberty Property Trust	209,664	6,973
Spirit Realty Capital Inc.	561,173	6,156
Cousins Properties Inc.	296,750	3,546
^ Lexington Realty Trust	294,256	2,881
Washington REIT	94,638	2,402
PS Business Parks Inc.	28,593	2,177
Empire State Realty Trust Inc.	126,174	1,895
American Assets Trust Inc.	50,438	1,663
Select Income REIT	54,153	1,302
Investors Real Estate Trust	151,731	1,168
First Potomac Realty Trust	83,104	977
RAIT Financial Trust	116,623	867
Winthrop Realty Trust	49,035	739
Whitestone REIT	31,776	443
One Liberty Properties Inc.	17,917	363
		88,860
Health Care REITs (13.3%)
Health Care REIT Inc.	459,245	28,643
Ventas Inc.	417,877	25,887
HCP Inc.	650,478	25,831
Omega Healthcare Investors Inc.	178,944	6,118
Senior Housing Properties Trust	289,268	6,052
Healthcare Trust of America Inc. Class A	336,801	3,907
Healthcare Realty Trust Inc.	136,288	3,227
Medical Properties Trust Inc.	244,794	3,001
National Health Investors Inc.	39,964	2,284
Sabra Health Care REIT Inc.	75,604	1,839
LTC Properties Inc.	49,400	1,822
Aviv REIT Inc.	36,676	966
Universal Health Realty Income Trust	17,377	724
* CareTrust REIT Inc.	28,314	405
		110,706
Hotel & Resort REITs (8.0%)
Host Hotels & Resorts Inc.	1,074,452	22,918
Hospitality Properties Trust	212,637	5,709
RLJ Lodging Trust	185,900	5,293
LaSalle Hotel Properties	147,756	5,059
Sunstone Hotel Investors Inc.	285,906	3,951
* Strategic Hotels & Resorts Inc.	326,177	3,800
DiamondRock Hospitality Co.	277,800	3,523
Pebblebrook Hotel Trust	90,739	3,388
^ Ryman Hospitality Properties Inc.	64,774	3,064
Chesapeake Lodging Trust	77,080	2,247
Hersha Hospitality Trust Class A	284,599	1,813

FelCor Lodging Trust Inc.	158,023	1,479
Summit Hotel Properties Inc.	120,972	1,304
Ashford Hospitality Trust Inc.	118,880	1,215
Chatham Lodging Trust	46,758	1,079
Ashford Hospitality Prime Inc.	35,673	543
		66,385
Industrial REITs (4.5%)
Prologis Inc.	709,316	26,741
DCT Industrial Trust Inc.	465,285	3,494
EastGroup Properties Inc.	44,480	2,695
First Industrial Realty Trust Inc.	155,924	2,637
STAG Industrial Inc.	76,198	1,578
Monmouth Real Estate Investment Corp.	73,880	748
		37,893
Office REITs (13.3%)
Boston Properties Inc.	217,307	25,155
SL Green Realty Corp.	135,433	13,722
^ Digital Realty Trust Inc.	192,127	11,985
Alexandria Real Estate Equities Inc.	101,766	7,505
Kilroy Realty Corp.	116,691	6,936
BioMed Realty Trust Inc.	273,305	5,521
Highwoods Properties Inc.	127,988	4,979
Douglas Emmett Inc.	193,767	4,974
* Equity Commonwealth	151,341	3,891
Piedmont Office Realty Trust Inc. Class A	219,045	3,864
Brandywine Realty Trust	250,026	3,518
Corporate Office Properties Trust	124,410	3,200
DuPont Fabros Technology Inc.	93,448	2,527
Mack-Cali Realty Corp.	119,246	2,279
Government Properties Income Trust	96,616	2,117
Parkway Properties Inc.	108,696	2,041
Hudson Pacific Properties Inc.	80,592	1,987
Franklin Street Properties Corp.	127,557	1,431
CyrusOne Inc.	49,191	1,183
CoreSite Realty Corp.	30,571	1,005
Gramercy Property Trust Inc.	158,133	911
QTS Realty Trust Inc. Class A	18,464	560
		111,291
Residential REITs (16.3%)
Equity Residential	487,046	29,992
AvalonBay Communities Inc.	184,018	25,941
Essex Property Trust Inc.	88,748	15,864
UDR Inc.	356,934	9,726
Camden Property Trust	121,507	8,327
Mid-America Apartment Communities Inc.	106,537	6,994
Apartment Investment & Management Co. Class A	207,326	6,597
American Campus Communities Inc.	148,900	5,427
Equity Lifestyle Properties Inc.	112,409	4,762
Home Properties Inc.	81,161	4,727
Post Properties Inc.	77,218	3,964
American Homes 4 Rent Class A	222,410	3,757
Sun Communities Inc.	63,542	3,209
Education Realty Trust Inc.	193,545	1,990
Starwood Waypoint Residential Trust	55,525	1,444
Associated Estates Realty Corp.	81,375	1,425
Silver Bay Realty Trust Corp.	51,867	841

* American Residential Properties Inc.	43,325	795
Campus Crest Communities Inc.	91,776	587
		136,369
Retail REITs (25.8%)
Simon Property Group Inc.	441,013	72,511
General Growth Properties Inc.	752,660	17,725
Realty Income Corp.	314,361	12,823
Kimco Realty Corp.	582,904	12,771
Macerich Co.	199,800	12,753
Federal Realty Investment Trust	95,547	11,319
DDR Corp.	433,585	7,254
Regency Centers Corp.	131,121	7,058
Taubman Centers Inc.	89,793	6,555
National Retail Properties Inc.	174,917	6,047
Weingarten Realty Investors	164,735	5,189
Retail Properties of America Inc.	335,775	4,912
Tanger Factory Outlet Centers Inc.	136,124	4,454
CBL & Associates Properties Inc.	241,764	4,328
Washington Prime Group Inc.	220,501	3,854
* Kite Realty Group Trust	118,122	2,863
Glimcher Realty Trust	205,994	2,789
Brixmor Property Group Inc.	120,101	2,673
Acadia Realty Trust	81,245	2,241
Equity One Inc.	93,242	2,017
Pennsylvania REIT	97,516	1,945
Retail Opportunity Investments Corp.	124,989	1,837
Ramco-Gershenson Properties Trust	108,862	1,769
Inland Real Estate Corp.	126,987	1,258
Alexander's Inc.	3,249	1,215
Excel Trust Inc.	84,186	991
Saul Centers Inc.	17,458	816
Rouse Properties Inc.	49,086	794
Urstadt Biddle Properties Inc. Class A	33,448	679
Getty Realty Corp.	37,614	639
AmREIT Inc.	26,539	610
Agree Realty Corp.	21,181	580
Cedar Realty Trust Inc.	94,825	560
		215,829
Specialized REITs (8.1%)
Public Storage	208,201	34,528
Extra Space Storage Inc.	156,409	8,066
Corrections Corp. of America	165,244	5,678
EPR Properties	80,519	4,081
Geo Group Inc.	103,117	3,941
Gaming and Leisure Properties Inc.	127,406	3,937
CubeSmart	204,847	3,683
Sovran Self Storage Inc.	46,889	3,486
		67,400
Total Real Estate Investment Trusts (Cost $828,743)		834,733

	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1,2] Vanguard Market Liquidity Fund (Cost $4,919)	0.109%	4,918,545	4,919

Total Investments (100.5%) (Cost $833,662)			839,652
Other Assets and Liabilities-Net (-0.5%)[2]			(4,560)
Net Assets (100%)			835,092
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,363,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $2,475,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2014, the cost of investment securities for tax purposes was $833,662,000. Net unrealized appreciation of investment securities for tax purposes was $5,990,000, consisting of unrealized gains of $79,080,000 on securities that had risen in value since their purchase and $73,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (97.7%)[1]
Consumer Discretionary (17.6%)
*	Deckers Outdoor Corp.	114,900	11,166
*	Imax Corp.	335,183	9,204
*	Modine Manufacturing Co.	774,350	9,192
	Brinker International Inc.	172,401	8,756
*	Buffalo Wild Wings Inc.	63,600	8,540
*	Francesca's Holdings Corp.	591,500	8,240
*	Fiesta Restaurant Group Inc.	164,700	8,182
	Churchill Downs Inc.	76,100	7,420
*	Gentherm Inc.	168,750	7,126
*	Crocs Inc.	538,400	6,773
*	Five Below Inc.	166,049	6,577
*	Grand Canyon Education Inc.	151,400	6,173
	Oxford Industries Inc.	94,800	5,782
*	MarineMax Inc.	303,900	5,121
*	Black Diamond Inc.	651,700	4,927
*	HomeAway Inc.	134,400	4,771
*	Ascena Retail Group Inc.	354,600	4,716
	Callaway Golf Co.	649,700	4,704
*,^ iRobot Corp.		141,326	4,303
*	Outerwall Inc.	76,580	4,296
	Hanesbrands Inc.	38,600	4,147
*,^ SodaStream International Ltd.		131,710	3,884
*	BJ's Restaurants Inc.	82,000	2,951
*	Del Frisco's Restaurant Group Inc.	153,000	2,928
	Domino's Pizza Inc.	37,910	2,918
*	Hibbett Sports Inc.	66,000	2,814
*	Starz	82,200	2,719
*	NVR Inc.	2,400	2,712
	Jack in the Box Inc.	38,400	2,619
*	Steiner Leisure Ltd.	68,700	2,582
	Cablevision Systems Corp. Class A	144,500	2,530
	Brunswick Corp.	58,800	2,478
*	Live Nation Entertainment Inc.	97,600	2,344
*	Murphy USA Inc.	40,900	2,170
*	Strayer Education Inc.	36,100	2,162
	Dillard's Inc. Class A	19,500	2,125
*	Skechers U.S.A. Inc. Class A	39,200	2,090
	Foot Locker Inc.	37,300	2,076
*,^ zulily Inc. Class A		52,100	1,974
	Nutrisystem Inc.	128,000	1,967
	Brown Shoe Co. Inc.	71,500	1,940
	Aramark	71,900	1,891
*	Visteon Corp.	18,200	1,770
	Buckle Inc.	38,200	1,734
*	Liberty Ventures Class A	42,800	1,625
*	Tower International Inc.	62,500	1,574
*	Rentrak Corp.	25,394	1,548
	La-Z-Boy Inc.	75,900	1,502
*	Zumiez Inc.	51,058	1,435

	Tupperware Brands Corp.	20,727	1,431
*	Barnes & Noble Inc.	72,400	1,429
*	Steven Madden Ltd.	43,100	1,389
	Williams-Sonoma Inc.	17,500	1,165
	Big Lots Inc.	26,300	1,132
*	Vince Holding Corp.	29,400	890
*	Orbitz Worldwide Inc.	103,600	815
	GNC Holdings Inc. Class A	17,400	674
	Ruth's Hospitality Group Inc.	59,200	654
*	Tenneco Inc.	12,300	643
	Harman International Industries Inc.	6,400	627
*	Kirkland's Inc.	34,700	559
	Polaris Industries Inc.	3,500	524
	Columbia Sportswear Co.	13,000	465
*	Fossil Group Inc.	2,800	263
*	Universal Electronics Inc.	4,300	212
*	Christopher & Banks Corp.	19,600	194
*	Nautilus Inc.	15,800	189
	Dana Holding Corp.	9,700	186
*	Martha Stewart Living Omnimedia Inc. Class A	31,100	112
			216,731
Consumer Staples (2.8%)
*	Boulder Brands Inc.	492,700	6,715
*	Pantry Inc.	329,200	6,660
	PriceSmart Inc.	68,500	5,866
	Sanderson Farms Inc.	25,400	2,234
*	Natural Grocers by Vitamin Cottage Inc.	134,400	2,188
^	Herbalife Ltd.	49,910	2,184
*	Pilgrim's Pride Corp.	69,652	2,129
	Keurig Green Mountain Inc.	15,500	2,017
*	Rite Aid Corp.	380,800	1,843
*	Sprouts Farmers Market Inc.	57,800	1,680
*	SUPERVALU Inc.	119,400	1,067
	Cal-Maine Foods Inc.	4,600	411
			34,994
Energy (1.9%)
	Targa Resources Corp.	21,900	2,982
	SM Energy Co.	36,400	2,839
*	Key Energy Services Inc.	544,400	2,635
	RPC Inc.	99,900	2,194
*	Kosmos Energy Ltd.	216,700	2,158
*	REX American Resources Corp.	20,733	1,511
*	Matrix Service Co.	58,100	1,401
*	Clayton Williams Energy Inc.	12,100	1,167
*	Pacific Ethanol Inc.	83,500	1,166
	Superior Energy Services Inc.	33,809	1,111
	Green Plains Inc.	28,500	1,066
*	Enservco Corp.	219,138	798
*	Basic Energy Services Inc.	32,000	694
*	Abraxas Petroleum Corp.	91,500	483
	Nabors Industries Ltd.	16,100	367
*	Alpha Natural Resources Inc.	127,900	317
*	ION Geophysical Corp.	55,200	154
*,^ James River Coal Co.		412,400	33
			23,076

Financials (4.7%)
*	Affiliated Managers Group Inc.	50,100	10,038
	STAG Industrial Inc.	460,600	9,539
*	Safeguard Scientifics Inc.	395,076	7,269
	Lazard Ltd. Class A	62,200	3,154
	Waddell & Reed Financial Inc. Class A	48,600	2,512
	Reinsurance Group of America Inc. Class A	26,400	2,115
*	Credit Acceptance Corp.	16,539	2,085
*	Harris & Harris Group Inc.	668,250	1,991
*	MGIC Investment Corp.	243,500	1,902
	Nelnet Inc. Class A	35,658	1,537
*	Howard Hughes Corp.	9,800	1,470
	Universal Insurance Holdings Inc.	110,600	1,430
*	World Acceptance Corp.	20,139	1,359
	Apartment Investment & Management Co. Class A	42,600	1,356
	Omega Healthcare Investors Inc.	34,400	1,176
	Ryman Hospitality Properties Inc.	24,000	1,135
*	Strategic Hotels & Resorts Inc.	91,600	1,067
	Extra Space Storage Inc.	20,400	1,052
	Columbia Property Trust Inc.	43,100	1,029
	Geo Group Inc.	26,500	1,013
	Montpelier Re Holdings Ltd.	25,000	777
	DuPont Fabros Technology Inc.	27,600	746
*	Western Alliance Bancorp	22,300	533
*	KCG Holdings Inc. Class A	45,100	457
*	Realogy Holdings Corp.	8,400	313
	Legg Mason Inc.	5,000	256
	GAMCO Investors Inc.	3,008	213
	HCI Group Inc.	5,100	184
	Federal Realty Investment Trust	700	83
	Radian Group Inc.	5,700	81
			57,872
Health Care (17.4%)
	West Pharmaceutical Services Inc.	404,700	18,114
*	Zeltiq Aesthetics Inc.	501,864	11,357
*	Nektar Therapeutics	817,400	9,866
*	Alkermes plc	229,600	9,843
*	Bruker Corp.	484,600	8,972
*	PTC Therapeutics Inc.	201,492	8,868
*	Auxilium Pharmaceuticals Inc.	253,270	7,560
*	Vascular Solutions Inc.	273,936	6,766
*	Cynosure Inc. Class A	261,499	5,492
*	Syneron Medical Ltd.	494,210	4,952
*	Bio-Rad Laboratories Inc. Class A	43,244	4,904
*	Sucampo Pharmaceuticals Inc. Class A	753,100	4,895
*,^ AcelRx Pharmaceuticals Inc.		825,530	4,532
*,^ Durata Therapeutics Inc.		351,900	4,462
*,^ Exact Sciences Corp.		216,675	4,199
*,^ Rockwell Medical Inc.		431,090	3,940
*	STAAR Surgical Co.	331,902	3,528
*	Durect Corp.	2,286,150	3,361
*	Cutera Inc.	315,100	3,183
*	ImmunoGen Inc.	299,750	3,174
*	United Therapeutics Corp.	24,600	3,165
	ResMed Inc.	62,600	3,084
*	Centene Corp.	36,300	3,002
*	PAREXEL International Corp.	43,900	2,770

*	Tetraphase Pharmaceuticals Inc.	137,366	2,740
*	Align Technology Inc.	52,200	2,698
*	Covance Inc.	33,800	2,660
*	AtriCure Inc.	180,400	2,656
*	Sarepta Therapeutics Inc.	115,840	2,444
*	Luminex Corp.	125,050	2,439
*	Harvard Bioscience Inc.	595,200	2,434
	LeMaitre Vascular Inc.	352,986	2,429
*	Cardiovascular Systems Inc.	100,500	2,375
*	Seattle Genetics Inc.	63,500	2,361
	Chemed Corp.	22,700	2,336
*	Lannett Co. Inc.	51,100	2,334
*	Charles River Laboratories International Inc.	38,200	2,282
*	Quintiles Transnational Holdings Inc.	40,800	2,276
*,^ Myriad Genetics Inc.		58,800	2,268
*	Depomed Inc.	147,400	2,239
*	Natus Medical Inc.	70,400	2,078
*	NeoGenomics Inc.	369,191	1,924
*	Salix Pharmaceuticals Ltd.	12,200	1,906
*	Isis Pharmaceuticals Inc.	47,800	1,856
	PDL BioPharma Inc.	229,345	1,713
*	Medivation Inc.	16,700	1,651
*	MedAssets Inc.	78,900	1,635
*	Anika Therapeutics Inc.	44,400	1,628
*	XOMA Corp.	316,300	1,332
*	Providence Service Corp.	26,900	1,301
*	Harvard Apparatus Regenerative Technology Inc.	148,800	1,205
*	CorVel Corp.	33,900	1,154
*	Prestige Brands Holdings Inc.	33,800	1,094
*	Dendreon Corp.	745,200	1,073
*	Alliance HealthCare Services Inc.	47,300	1,069
*	Hologic Inc.	42,800	1,041
*	Mallinckrodt plc	9,315	840
*	Prothena Corp. plc	37,700	835
*	Nanosphere Inc.	1,405,270	801
*	Mettler-Toledo International Inc.	2,600	666
*	Insys Therapeutics Inc.	16,134	626
*	AVEO Pharmaceuticals Inc.	498,621	553
*	Sequenom Inc.	183,900	546
*	Horizon Pharma plc	34,600	425
*	Cytokinetics Inc.	107,400	378
*	Halozyme Therapeutics Inc.	38,700	352
*	Concert Pharmaceuticals Inc.	26,100	329
*	NPS Pharmaceuticals Inc.	11,000	286
*	NuPathe Inc. CVR	345,900	208
*	Gentiva Health Services Inc.	11,600	195
*	BioCryst Pharmaceuticals Inc.	11,300	111
*	MacroGenics Inc.	4,500	94
	Cantel Medical Corp.	2,100	72
*	Cara Therapeutics Inc.	7,600	64
*	CytRx Corp.	22,100	56
			214,057
Industrials (15.3%)
*,^ Power Solutions International Inc.		248,507	17,147
	Tennant Co.	195,230	13,098
	Douglas Dynamics Inc.	561,214	10,944
	Kennametal Inc.	225,749	9,326

	Kaman Corp.	213,350	8,385
*	DXP Enterprises Inc.	111,225	8,195
	Ceco Environmental Corp.	572,100	7,666
	RBC Bearings Inc.	124,400	7,053
*	Advisory Board Co.	114,483	5,334
	Celadon Group Inc.	268,800	5,228
*	Taser International Inc.	337,392	5,209
*	Genesee & Wyoming Inc. Class A	50,530	4,816
	John Bean Technologies Corp.	157,000	4,416
	Comfort Systems USA Inc.	293,240	3,973
	Mobile Mini Inc.	108,100	3,780
*,^ Titan Machinery Inc.		277,100	3,600
	Exponent Inc.	45,448	3,221
	Trinity Industries Inc.	64,700	3,023
	Alaska Air Group Inc.	68,328	2,975
*	Spirit Airlines Inc.	42,600	2,945
	Huntington Ingalls Industries Inc.	28,200	2,939
	IDEX Corp.	40,600	2,938
	Cintas Corp.	40,500	2,859
*	Spirit AeroSystems Holdings Inc. Class A	74,300	2,828
	Lennox International Inc.	32,700	2,514
*	WABCO Holdings Inc.	26,500	2,410
	Greenbrier Cos. Inc.	32,500	2,385
	Lincoln Electric Holdings Inc.	33,400	2,309
	Pitney Bowes Inc.	91,700	2,292
	AO Smith Corp.	47,500	2,246
	H&E Equipment Services Inc.	55,500	2,236
	West Corp.	74,300	2,189
*	Avis Budget Group Inc.	39,100	2,146
	Deluxe Corp.	38,816	2,141
	Copa Holdings SA Class A	19,600	2,103
	ITT Corp.	46,600	2,094
	Mueller Water Products Inc. Class A	244,200	2,022
*	United Rentals Inc.	17,600	1,955
	Manitowoc Co. Inc.	67,900	1,592
*	Meritor Inc.	146,200	1,586
*	Paylocity Holding Corp.	77,079	1,515
	Robert Half International Inc.	29,700	1,455
	Hyster-Yale Materials Handling Inc.	19,700	1,411
*	ARC Group Worldwide Inc.	73,070	1,141
*	Generac Holdings Inc.	24,500	993
	Harsco Corp.	45,200	968
	AMERCO	2,900	760
*	Korn/Ferry International	27,500	685
	HNI Corp.	17,000	612
	EnerSys	8,800	516
	Air Lease Corp. Class A	14,100	458
*	Blount International Inc.	27,900	422
*	JetBlue Airways Corp.	36,700	390
	Dun & Bradstreet Corp.	1,900	223
	AAON Inc.	9,000	153
*	American Woodmark Corp.	2,900	107
	RR Donnelley & Sons Co.	6,000	99
			188,026
Information Technology (32.8%)
*	Super Micro Computer Inc.	581,819	17,117
*	Euronet Worldwide Inc.	329,410	15,742

*	LivePerson Inc.	858,417	10,807
*	PTC Inc.	291,050	10,740
*	SPS Commerce Inc.	198,680	10,560
*	Qualys Inc.	380,400	10,119
*	Ruckus Wireless Inc.	752,100	10,048
*	Radware Ltd.	522,800	9,233
*	Constant Contact Inc.	334,255	9,072
*	Perficient Inc.	597,900	8,963
*	CoStar Group Inc.	55,780	8,676
*	Pandora Media Inc.	349,325	8,440
*	Virtusa Corp.	230,032	8,180
	Monotype Imaging Holdings Inc.	285,377	8,082
*	Mellanox Technologies Ltd.	179,500	8,054
*	Aspen Technology Inc.	211,587	7,981
*	Riverbed Technology Inc.	414,800	7,692
*	Ultimate Software Group Inc.	53,800	7,613
*	TiVo Inc.	556,460	7,120
*	Finisar Corp.	409,700	6,813
*	Proofpoint Inc.	183,400	6,811
	Teradyne Inc.	349,630	6,779
*	ShoreTel Inc.	1,007,500	6,700
*,^ Ubiquiti Networks Inc.		169,052	6,345
*	Infoblox Inc.	422,300	6,229
*	PROS Holdings Inc.	236,000	5,947
*	Red Hat Inc.	105,900	5,946
*,^ InvenSense Inc.		286,200	5,647
*	Aruba Networks Inc.	246,700	5,324
*	Global Cash Access Holdings Inc.	718,600	4,851
*	Qlik Technologies Inc.	168,300	4,551
*	Silicon Laboratories Inc.	104,000	4,227
*	OSI Systems Inc.	66,210	4,203
*	Aerohive Networks Inc.	518,893	4,162
*	Inphi Corp.	286,400	4,118
	Monolithic Power Systems Inc.	88,000	3,876
*	Cadence Design Systems Inc.	222,400	3,827
*,^ Stratasys Ltd.		30,203	3,648
*	Entropic Communications Inc.	1,335,030	3,551
*	Allot Communications Ltd.	306,700	3,502
*	Gigamon Inc.	331,690	3,473
*	E2open Inc.	364,636	3,395
*	Gartner Inc.	44,968	3,304
*	Microsemi Corp.	127,800	3,247
*	CEVA Inc.	232,000	3,118
*	IPG Photonics Corp.	44,700	3,074
*	Tyler Technologies Inc.	34,500	3,050
	Broadridge Financial Solutions Inc.	70,800	2,947
*	RealD Inc.	313,300	2,936
*	BroadSoft Inc.	135,200	2,845
	Jack Henry & Associates Inc.	49,000	2,727
*	EPAM Systems Inc.	58,800	2,575
*	ARRIS Group Inc.	89,300	2,532
*	Manhattan Associates Inc.	75,216	2,514
	CDW Corp.	80,500	2,500
*	RF Micro Devices Inc.	209,800	2,421
	Booz Allen Hamilton Holding Corp. Class A	102,981	2,410
*	Rudolph Technologies Inc.	265,000	2,398
	Heartland Payment Systems Inc.	49,600	2,367

*	Pericom Semiconductor Corp.	242,899	2,366
*	GTT Communications Inc.	196,500	2,340
	DST Systems Inc.	27,100	2,274
	MAXIMUS Inc.	56,240	2,257
*	Freescale Semiconductor Ltd.	113,200	2,211
*	CommScope Holding Co. Inc.	90,231	2,157
*	Synchronoss Technologies Inc.	46,800	2,142
*	Take-Two Interactive Software Inc.	90,600	2,090
*	Advanced Micro Devices Inc.	602,975	2,056
	Anixter International Inc.	24,095	2,044
*	Zebra Technologies Corp.	28,700	2,037
*	Imperva Inc.	70,000	2,011
	FEI Co.	26,500	1,999
*,^ Glu Mobile Inc.		384,300	1,987
	Advent Software Inc.	62,900	1,985
*	ON Semiconductor Corp.	214,500	1,918
*	Ciena Corp.	113,100	1,891
	Blackbaud Inc.	42,400	1,666
*	Amkor Technology Inc.	196,000	1,648
*,^ Blackhawk Network Holdings Inc.		49,500	1,604
*	II-VI Inc.	130,000	1,530
*	AVG Technologies NV	90,300	1,497
	Intersil Corp. Class A	102,500	1,457
*	WNS Holdings Ltd. ADR	63,329	1,426
	Pegasystems Inc.	66,000	1,261
*	TeleTech Holdings Inc.	45,900	1,128
	Tessco Technologies Inc.	35,200	1,020
*	iGATE Corp.	26,000	955
*	Liquidity Services Inc.	65,500	901
*	Callidus Software Inc.	74,400	894
*	MicroStrategy Inc. Class A	6,600	864
*	Textura Corp.	31,602	834
*	Sapient Corp.	51,600	722
*,^ Zendesk Inc.		31,248	675
*	Synaptics Inc.	8,300	608
	Science Applications International Corp.	12,900	571
*	Cirrus Logic Inc.	20,400	425
*	OmniVision Technologies Inc.	14,600	386
*	Varonis Systems Inc.	16,302	344
*	Barracuda Networks Inc.	13,300	341
*	Ultra Clean Holdings Inc.	27,000	242
	QAD Inc. Class A	11,900	222
*	Carbonite Inc.	21,300	218
			404,333
Materials (3.9%)
	Schweitzer-Mauduit International Inc.	151,286	6,250
	Scotts Miracle-Gro Co. Class A	88,300	4,857
	OM Group Inc.	186,800	4,847
	Quaker Chemical Corp.	58,736	4,211
	Ball Corp.	57,600	3,644
	Sealed Air Corp.	98,000	3,418
*	Graphic Packaging Holding Co.	223,000	2,772
	NewMarket Corp.	6,407	2,441
	Avery Dennison Corp.	47,600	2,125
*	Owens-Illinois Inc.	81,000	2,110
*	Ferro Corp.	137,400	1,991
*	Stillwater Mining Co.	130,200	1,957

	Westlake Chemical Corp.			21,500	1,862
	Valspar Corp.			18,900	1,493
*	Berry Plastics Group Inc.			50,000	1,262
	Packaging Corp. of America			15,700	1,002
	International Flavors & Fragrances Inc.			8,100	777
	PolyOne Corp.			11,700	416
					47,435
	Other(1.0%)
2	Vanguard Small-Cap Growth ETF			104,300	12,552

	Telecommunication Services (0.3%)
*	Level 3 Communications Inc.			40,000	1,829
	Inteliquent Inc.			113,400	1,412
*	FairPoint Communications Inc.			38,400	583
*	Cincinnati Bell Inc.			66,200	223
	Shenandoah Telecommunications Co.			7,700	191
					4,238
	Utilities (0.0%)
	Otter Tail Corp.			17,000	453
	Total Common Stocks (Cost $1,068,890)				1,203,767

		Coupon
	Temporary Cash Investments (4.5%)[1]
	Money Market Fund (4.3%)
	[3,4] Vanguard Market Liquidity Fund	0.109%		53,337,027	53,337

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.2%)
5	Federal Home Loan Bank Discount Notes	0.078%	10/1/14	1,400	1,400
	[5,6] Federal Home Loan Bank Discount Notes	0.080%	10/8/14	100	100
	[5,6] Federal Home Loan Bank Discount Notes	0.070%	3/27/15	1,100	1,099
					2,599
	Total Temporary Cash Investments (Cost $55,937)				55,936
	Total Investments (102.2%) (Cost $1,124,827)				1,259,703
	Other Assets and Liabilities-Net (-2.2%)[4]				(27,290
	Net Assets (100%)				1,232,413
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,982,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.0% and 3.2%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $22,503,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Right

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Vanguard Small Company Growth Portfolio

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,203,559	—	208
Temporary Cash Investments	53,337	2,599	—
Futures Contracts—Liabilities[1]	(231)	—	—
Total	1,256,665	2,599	208
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Small Company Growth Portfolio

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	148	16,230	(280)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $1,124,827,000. Net unrealized appreciation of investment securities for tax purposes was $134,876,000, consisting of unrealized gains of $238,501,000 on securities that had risen in value since their purchase and $103,625,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (92.3%)
Consumer Discretionary (7.6%)
* DIRECTV	130,361	11,279
L Brands Inc.	167,800	11,239
Walt Disney Co.	89,500	7,968
TJX Cos. Inc.	112,600	6,663
Ross Stores Inc.	75,200	5,684
Carnival Corp.	95,400	3,832
Sony Corp. ADR	199,000	3,590
* Bed Bath & Beyond Inc.	36,900	2,429
Whirlpool Corp.	13,700	1,995
VF Corp.	12,600	832
* Amazon.com Inc.	2,300	742
Time Warner Cable Inc.	4,700	674
Macy's Inc.	6,200	361
		57,288
Consumer Staples (0.5%)
CVS Health Corp.	28,700	2,284
Costco Wholesale Corp.	7,450	934
Kellogg Co.	11,400	702
		3,920
Energy (3.9%)
Transocean Ltd.	251,400	8,037
Schlumberger Ltd.	60,800	6,183
EOG Resources Inc.	60,400	5,981
Noble Energy Inc.	80,500	5,503
Exxon Mobil Corp.	9,800	922
National Oilwell Varco Inc.	9,700	738
* Cameron International Corp.	10,900	723
Encana Corp.	32,800	696
* Southwestern Energy Co.	14,300	500
		29,283
Financials (5.2%)
Charles Schwab Corp.	449,100	13,199
Marsh & McLennan Cos. Inc.	205,900	10,777
Wells Fargo & Co.	135,600	7,033
Chubb Corp.	47,100	4,290
CME Group Inc.	43,200	3,454
American Express Co.	7,800	683
		39,436
Health Care (28.8%)
* Biogen Idec Inc.	156,200	51,673
Amgen Inc.	267,971	37,639
Eli Lilly & Co.	490,300	31,796
Roche Holding AG	97,000	28,644
Novartis AG ADR	211,550	19,913
Medtronic Inc.	264,200	16,367
Johnson & Johnson	103,900	11,075
* Boston Scientific Corp.	471,202	5,565

Abbott Laboratories	96,900	4,030
Thermo Fisher Scientific Inc.	32,300	3,931
AbbVie Inc.	44,100	2,547
GlaxoSmithKline plc ADR	53,600	2,464
Sanofi ADR	37,800	2,133
		217,777
Industrials (14.3%)
FedEx Corp.	186,800	30,159
Southwest Airlines Co.	578,250	19,527
Honeywell International Inc.	98,800	9,200
Caterpillar Inc.	65,900	6,526
Union Pacific Corp.	59,000	6,397
Airbus Group NV	90,200	5,670
CH Robinson Worldwide Inc.	66,500	4,410
Alaska Air Group Inc.	99,600	4,337
Boeing Co.	28,700	3,656
United Parcel Service Inc. Class B	34,950	3,435
* United Continental Holdings Inc.	71,100	3,327
Deere & Co.	31,500	2,583
Delta Air Lines Inc.	61,900	2,238
United Technologies Corp.	16,100	1,700
Canadian Pacific Railway Ltd.	6,700	1,390
Rockwell Automation Inc.	12,100	1,330
Pentair plc	20,100	1,316
Expeditors International of Washington Inc.	15,600	633
		107,834
Information Technology (29.6%)
Microsoft Corp.	659,100	30,556
Texas Instruments Inc.	575,900	27,465
* Adobe Systems Inc.	389,900	26,977
* Google Inc. Class A	23,000	13,533
* Google Inc. Class C	23,000	13,279
Hewlett-Packard Co.	353,650	12,544
QUALCOMM Inc.	157,300	11,761
* Micron Technology Inc.	330,200	11,313
Intuit Inc.	123,600	10,834
Intel Corp.	291,400	10,147
EMC Corp.	280,200	8,199
KLA-Tencor Corp.	73,500	5,790
Oracle Corp.	137,500	5,264
Cisco Systems Inc.	206,100	5,188
NVIDIA Corp.	223,750	4,128
Visa Inc. Class A	19,300	4,118
Accenture plc Class A	39,450	3,208
Telefonaktiebolaget LM Ericsson ADR	251,700	3,169
NetApp Inc.	68,700	2,951
Plantronics Inc.	59,450	2,841
Symantec Corp.	75,000	1,763
Analog Devices Inc.	35,600	1,762
* BlackBerry Ltd.	175,900	1,748
Corning Inc.	85,950	1,662
Activision Blizzard Inc.	64,800	1,347
Apple Inc.	8,400	846
SanDisk Corp.	8,100	793
MasterCard Inc. Class A	7,000	517

* Entegris Inc.		40,600	467
			224,170
Materials (2.4%)
Monsanto Co.		110,000	12,376
Potash Corp. of Saskatchewan Inc.		104,700	3,619
Praxair Inc.		14,800	1,909
			17,904
Total Common Stocks (Cost $441,587)			697,612
	Coupon
Temporary Cash Investment (7.9%)
Money Market Fund (7.9%)
1 Vanguard Market Liquidity Fund (Cost $59,422)	0.109%	59,421,725	59,422

Total Investments (100.2%) (Cost $501,009)			757,034
Other Assets and Liabilities-Net (-0.2%)			(1,458)
Net Assets (100%)			755,576
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard Capital Growth Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	663,298	34,314	—
Temporary Cash Investments	59,422	—	—
Total	722,720	34,314	—

D. At September 30, 2014, the cost of investment securities for tax purposes was $501,009,000. Net unrealized appreciation of investment securities for tax purposes was $256,025,000, consisting of unrealized gains of $266,367,000 on securities that had risen in value since their purchase and $10,342,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	32,422,430	1,064,428
Vanguard Extended Market Index Fund Investor Shares	4,052,258	256,711
		1,321,139
Total Investment Companies (Cost $1,096,214)		1,321,139
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.109% (Cost $476)	476,419	476
Total Investments (100.0%) (Cost $1,096,690)		1,321,615
Other Assets and Liabilities-Net (0.0%)		(205)
Net Assets (100%)		1,321,410
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2014, the cost of investment securities for tax purposes was $1,096,690,000. Net unrealized appreciation of investment securities for tax purposes was $224,925,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Total Stock Market Index Portfolio

		Current Period Transactions
	Dec. 31,		Proceeds			Sep. 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index	241,913	54,582	41,392	50	—	256,711
Fund
Vanguard Market Liquidity Fund	929	NA1	NA1	—	—	476
Vanguard Variable Insurance	965,577	93,992	39,416	17,396	19,245	1,064,428
Fund-Equity Index Portfolio
Vanguard Total Stock	—	6,748	6,745	—	—	—
Market ETF
Total	1,208,419	155,322	87,553	17,446	19,245	1,321,615
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (28.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	986,756	32,395
Vanguard Extended Market Index Fund Investor Shares	123,340	7,814
		40,209
International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,054,426	17,251

U.S. Bond Fund (48.3%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	5,840,427	69,326

International Bond Fund (11.7%)
Vanguard Total International Bond Index Fund Investor Shares	1,617,335	16,820

Total Investment Companies (Cost $138,749)		143,606
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund, 0.109% (Cost $884)	884,321	884

Total Investments (100.6%) (Cost $139,633)		144,490
Other Assets and Liabilities-Net (-0.6%)		(866)
Net Assets (100%)		143,624
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Conservative Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index	5,815	3,873	1,957	1	—	7,814
Fund
Vanguard Market Liquidity Fund	247	NA1	NA1	—	—	884
Vanguard Total International Bond	11,815	4,453	125	154	—	16,820
Index Fund
Vanguard Total International Stock	12,118	6,378	860	350	—	17,251
Index Fund
Vanguard Variable Insurance	22,796	9,775	1,528	455	502	32,395
Fund-Equity Index Portfolio
Vanguard Variable Insurance	48,965	26,114	6,385	1,400	204	69,326
Fund-Total Bond Market Index
Portfolio
Total	101,756	50,593	10,855	2,360	706	144,490
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $139,633,000. Net unrealized appreciation of investment securities for tax purposes was $4,857,000, consisting of unrealized gains of $6,538,000 on securities that had risen in value since their purchase and $1,681,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (42.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,891,585	62,101
Vanguard Extended Market Index Fund Investor Shares	236,515	14,983
		77,084
International Stock Fund (18.0%)
Vanguard Total International Stock Index Fund Investor Shares	2,019,200	33,034

U.S. Bond Fund (32.3%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	4,996,731	59,311

International Bond Fund (7.7%)
Vanguard Total International Bond Index Fund Investor Shares	1,364,868	14,195

Total Investment Companies (Cost $171,111)		183,624
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 0.109% (Cost $932)	932,363	932

Total Investments (100.5%) (Cost $172,043)		184,556
Other Assets and Liabilities-Net (-0.5%)		(933)
Net Assets (100%)		183,623
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard.
Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Moderate Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index	11,555	5,661	2,326	2	—	14,983
Fund
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	932
Vanguard Total International Bond	10,353	3,261	—	132	—	14,195
Index Fund
Vanguard Total International Stock	24,077	10,986	1,162	664	—	33,034
Index Fund
Vanguard Variable Insurance	45,139	15,332	915	841	931	62,101
Fund-Equity Index Portfolio
Vanguard Variable Insurance	42,253	21,190	4,746	1,142	166	59,311
Fund-Total Bond Market Index
Portfolio
Total	133,377	56,430	9,149	2,781	1,097	184,556
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $172,043,000. Net unrealized appreciation of investment securities for tax purposes was $12,513,000, consisting of unrealized gains of $13,676,000 on securities that had risen in value since their purchase and $1,163,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.